UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 1 Iron Street, Boston, MA	02210
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2015

Date of reporting period: July 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.13%

AUSTRALIA — 21.43%
Australand Property Group	28,616	$119,453
BGP Holdings PLC[a,b]	539,595	7
BWP Trust	29,743	70,789
CFS Retail Property Trust Group	131,950	266,202
Charter Hall Retail REIT	19,306	71,975
Cromwell Group	88,487	83,912
Dexus Property Group	358,120	396,203
Federation Centres	89,005	213,490
Goodman Group	106,470	527,591
GPT Group (The)	109,823	415,557
Investa Office Fund	37,478	124,390
Mirvac Group	228,207	385,078
Scentre Group[a]	319,977	1,011,441
Stockland Corp. Ltd.	143,241	540,675
Westfield Corp.	119,833	833,337

		5,060,100
HONG KONG — 24.42%
Champion REIT	133,000	61,952
Hang Lung Properties Ltd.	140,000	434,449
Henderson Land Development Co. Ltd.	70,180	447,791
Hongkong Land Holdings Ltd.	70,000	479,500
Hysan Development Co. Ltd.	35,000	168,902
Kerry Properties Ltd.	38,500	141,580
Link REIT (The)	140,000	793,930
New World Development Co. Ltd.	315,333	399,962
Sino Land Co. Ltd.	186,800	322,981
Sun Hung Kai Properties Ltd.	98,000	1,490,855
Swire Properties Ltd.	72,800	238,594
Wharf (Holdings) Ltd. (The)	98,200	788,129

		5,768,625
JAPAN — 41.12%
Activia Properties Inc.	14	124,977
Advance Residence Investment Corp.	77	183,824
AEON Mall Co. Ltd.	6,390	151,245
Daiwahouse Residential Investment Corp.	21	98,838
Frontier Real Estate Investment Corp.	28	154,383
GLP J-REIT	112	125,031
Hulic Co. Ltd.	18,200	217,866
Industrial & Infrastructure Fund Investment Corp.[c]	7	61,535
Japan Excellent Inc.	70	94,141
Japan Hotel REIT Investment Corp.	161	89,240
Japan Logistics Fund Inc.	51	117,389
Japan Prime Realty Investment Corp.	49	170,346
Japan Real Estate Investment Corp.	77	435,785
Japan Retail Fund Investment Corp.	140	309,856
Kenedix Realty Investment Corp.	21	114,766
Mitsubishi Estate Co. Ltd.	77,000	1,907,497
Mitsui Fudosan Co. Ltd.	58,000	1,942,734
Mori Hills REIT Investment Corp.	70	102,854
MORI TRUST Sogo REIT Inc.	63	108,130
Nippon Accommodations Fund Inc.	28	107,143
Nippon Building Fund Inc.	84	473,769

Security	Shares	Value

Nippon Prologis REIT Inc.	84	$196,287
Nomura Real Estate Holdings Inc.	7,700	144,513
Nomura Real Estate Master Fund Inc.	112	136,032
Nomura Real Estate Office Fund Inc.	21	99,757
NTT Urban Development Corp.	7,000	77,464
ORIX JREIT Inc.	119	164,090
Premier Investment Corp.	14	56,975
Sumitomo Realty & Development Co. Ltd.	28,000	1,171,488
Tokyo Tatemono Co. Ltd.	24,000	207,711
TOKYU REIT Inc.	56	76,293
Top REIT Inc.	7	30,938
United Urban Investment Corp.	161	259,735

		9,712,632
NEW ZEALAND — 0.26%
Kiwi Income Property Trust	62,118	61,949

		61,949
SINGAPORE — 11.90%
Ascendas REIT	119,202	222,575
CapitaCommercial Trust	119,000	158,781
CapitaLand Ltd.	161,000	445,126
CapitaMall Trust Management Ltd.	161,400	254,805
CDL Hospitality Trusts	42,000	58,901
City Developments Ltd.	35,000	296,750
Fortune REIT	87,000	82,397
Global Logistic Properties Ltd.	189,000	422,575
Keppel Land Ltd.	42,000	122,515
Keppel REIT Management Ltd.	91,000	92,615
Mapletree Commercial Trust	77,000	86,389
Mapletree Industrial Trust	77,200	86,922
Mapletree Logistics Trust	91,240	85,913
Suntec REIT	147,000	210,867
UOL Group Ltd.	28,000	148,768
Wing Tai Holdings Ltd.	21,800	34,503

		2,810,402

TOTAL COMMON STOCKS
(Cost: $21,973,875)		23,413,708

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	60,314	60,314
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	3,762	3,762

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

July 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	6,630	$6,630

		70,706

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,706)		70,706

TOTAL INVESTMENTS IN SECURITIES — 99.43%
(Cost: $22,044,581)		23,484,414
Other Assets, Less Liabilities — 0.57%		135,041

NET ASSETS — 100.00%		$23,619,455

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.03%

DIVERSIFIED REITS — 5.24%
Vornado Realty Trust[a]	1,482,739	$157,199,989

		157,199,989
HEALTH CARE REITS — 16.19%
HCP Inc.[a]	3,888,304	161,481,265
Health Care REIT Inc.	2,597,678	165,290,251
Ventas Inc.[a]	2,505,352	159,089,852

		485,861,368
HOTEL & RESORT REITS — 4.67%
Host Hotels & Resorts Inc.[a]	6,440,348	140,013,165

		140,013,165
INDUSTRIAL REITS — 5.78%
Prologis Inc.	4,249,960	173,440,868

		173,440,868
OFFICE REITS — 15.54%
Alexandria Real Estate Equities Inc.	613,038	48,184,787
Boston Properties Inc.	1,301,767	155,496,068
Digital Realty Trust Inc.[a]	1,152,660	74,219,777
Douglas Emmett Inc.[a]	1,114,923	31,764,156
Highwoods Properties Inc.[a]	770,078	32,397,182
Kilroy Realty Corp.	701,190	43,361,590
SL Green Realty Corp.[a]	750,163	80,867,571

		466,291,131
RESIDENTIAL REITS — 19.57%
American Campus Communities Inc.	896,912	34,907,815
AvalonBay Communities Inc.	1,035,376	153,318,478
Camden Property Trust	729,630	52,796,027
Equity Residential[a]	2,850,496	184,284,566
Essex Property Trust Inc.[a]	525,213	99,564,629
UDR Inc.	2,144,864	62,372,645

		587,244,160
RETAIL REITS — 26.02%
Federal Realty Investment Trust[a]	569,742	69,565,498
General Growth Properties Inc.	4,439,222	103,744,619
Kimco Realty Corp.	3,494,715	78,211,722
Macerich Co. (The)[a]	1,198,477	77,912,990
Realty Income Corp.[a]	1,868,849	80,453,949
Regency Centers Corp.[a]	788,021	42,836,822
Simon Property Group Inc.	1,358,402	228,469,632
Tanger Factory Outlet Centers Inc.[a]	817,423	28,323,707
Taubman Centers Inc.[a]	537,035	39,504,295
Weingarten Realty Investors[a]	961,506	31,643,162

		780,666,396

Security	Shares	Value

SPECIALIZED REITS — 7.02%
Public Storage[a]	1,228,403	$210,806,239

		210,806,239

TOTAL COMMON STOCKS
(Cost: $2,642,334,611)		3,001,523,316

SHORT-TERM INVESTMENTS — 8.68%

MONEY MARKET FUNDS — 8.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	237,723,529	237,723,529
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	14,827,788	14,827,788
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	7,792,304	7,792,304

		260,343,621

TOTAL SHORT-TERM INVESTMENTS
(Cost: $260,343,621)		260,343,621

TOTAL INVESTMENTS IN SECURITIES — 108.71%
(Cost: $2,902,678,232)		3,261,866,937
Other Assets, Less Liabilities — (8.71)%		(261,275,558)

NET ASSETS — 100.00%		$3,000,591,379

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.77%

IRELAND — 0.14%
Pentair PLC	1,066	$68,298

		68,298
SWITZERLAND — 0.02%
Allied World Assurance Co. Holdings Ltd.	274	9,867

		9,867
UNITED STATES — 99.61%
3M Co.	6,117	861,824
A.O. Smith Corp.	371	17,326
Aaron’s Inc.	82	2,163
Abbott Laboratories	13,930	586,732
AbbVie Inc.	20,234	1,059,048
ABM Industries Inc.	491	12,083
Accenture PLC Class A	5,863	464,819
ACE Ltd.	3,340	334,334
ADT Corp. (The)	1,795	62,466
Aflac Inc.	4,427	264,469
Air Products and Chemicals Inc.	2,192	289,234
Airgas Inc.	492	52,605
Albemarle Corp.	492	30,179
Alliant Energy Corp.	1,622	91,643
Altera Corp.	2,303	75,354
American Financial Group Inc.	451	25,251
American States Water Co.	410	12,525
American Water Works Co. Inc.	1,902	90,859
Ameriprise Financial Inc.	1,556	186,098
AmerisourceBergen Corp.	1,227	94,369
AmTrust Financial Services Inc.	236	10,063
Analog Devices Inc.	3,411	169,288
Andersons Inc. (The)	82	4,430
AptarGroup Inc.	452	27,617
Aqua America Inc.	1,763	41,924
Archer-Daniels-Midland Co.	5,807	269,445
Assurant Inc.	451	28,575
Atmos Energy Corp.	1,189	57,452
Automatic Data Processing Inc.	4,833	392,971
Axis Capital Holdings Ltd.	1,017	43,884
Bank of the Ozarks Inc.	394	12,123
Baxter International Inc.	5,975	446,273
Becton, Dickinson and Co.	1,450	168,548
Bemis Co. Inc.	1,146	44,705
Best Buy Co. Inc.	2,661	79,112
Black Hills Corp.	492	25,933
BlackRock Inc.[a]	1,278	389,445
Bob Evans Farms Inc.	287	13,635
BOK Financial Corp.	205	13,579
Brady Corp. Class A	533	13,938
Broadridge Financial Solutions Inc.	1,022	41,258
Brown & Brown Inc.	615	18,930
Brown-Forman Corp. Class B NVS	821	71,140
Bunge Ltd.	943	74,346
C.H. Robinson Worldwide Inc.	1,386	93,500
C.R. Bard Inc.	194	28,951

Security	Shares	Value

CARBO Ceramics Inc.	82	$10,212
Cardinal Health Inc.	2,460	176,259
Carlisle Companies Inc.	286	22,886
Casey’s General Stores Inc.	164	10,852
Caterpillar Inc.	5,765	580,824
CenterPoint Energy Inc.	7,021	170,751
Chemed Corp.	40	4,074
Chevron Corp.	11,833	1,529,297
Chubb Corp. (The)	2,158	187,120
Church & Dwight Co. Inc.	1,003	64,373
Cincinnati Financial Corp.	2,214	101,888
Cintas Corp.	491	30,737
CLARCOR Inc.	246	14,590
Clorox Co. (The)	1,680	145,942
Coach Inc.	3,930	135,821
Coca-Cola Co. (The)	35,168	1,381,751
Coca-Cola Enterprises Inc.	2,178	98,990
Colgate-Palmolive Co.	7,540	478,036
Columbia Sportswear Co.	82	6,130
Comcast Corp. Class A	18,302	983,366
Community Bank System Inc.	533	18,778
Compass Minerals International Inc.	369	31,741
ConAgra Foods Inc.	5,404	162,823
Core Laboratories NV	234	34,265
Costco Wholesale Corp.	2,204	259,058
Covidien PLC	3,277	283,493
Cracker Barrel Old Country Store Inc.	287	27,828
Crane Co.	328	22,504
CSX Corp.	8,733	261,291
Cullen/Frost Bankers Inc.	568	44,287
Cummins Inc.	1,146	159,741
CVS Caremark Corp.	6,902	527,037
Deere & Co.	3,399	289,289
DeVry Education Group Inc.	205	8,194
Diebold Inc.	798	30,069
Dominion Resources Inc.	8,457	572,031
Donaldson Co. Inc.	779	30,217
Dover Corp.	1,186	101,711
Dun & Bradstreet Corp. (The)	246	27,067
Eaton Vance Corp. NVS	1,204	42,297
Ecolab Inc.	1,117	121,228
Edison International	3,458	189,498
Emerson Electric Co.	7,375	469,419
Energen Corp.	205	16,734
EOG Resources Inc.	525	57,456
Erie Indemnity Co. Class A	327	23,943
Evercore Partners Inc. Class A	246	13,422
Expeditors International of Washington Inc.	1,186	51,211
Exxon Mobil Corp.	14,951	1,479,252
FactSet Research Systems Inc.	230	27,630
Family Dollar Stores Inc.	733	54,792
Fastenal Co.	2,213	98,147
FedEx Corp.	506	74,321
Finish Line Inc. (The) Class A	205	5,389
Flowers Foods Inc.	1,621	30,945
Flowserve Corp.	466	34,503
Franklin Electric Co. Inc.	123	4,508
Franklin Resources Inc.	1,413	76,514
G&K Services Inc. Class A	168	8,079
Gap Inc. (The)	2,334	93,617
GATX Corp.	369	22,878
General Dynamics Corp.	2,744	320,417
General Mills Inc.	7,665	384,400

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2014

Security	Shares	Value

Genuine Parts Co.	1,695	$140,380
Graco Inc.	363	26,916
H.B. Fuller Co.	246	10,984
Harris Corp.	942	64,310
Hasbro Inc.	1,555	77,688
HCC Insurance Holdings Inc.	736	34,356
HEICO Corp.	41	2,016
Helmerich & Payne Inc.	991	105,304
Hillenbrand Inc.	615	18,481
Hillshire Brands Co. (The)	565	35,465
Home Depot Inc. (The)	13,652	1,103,764
Hubbell Inc. Class B	369	43,151
Illinois Tool Works Inc.	3,064	252,382
International Business Machines Corp.	7,839	1,502,501
International Flavors & Fragrances Inc.	532	53,727
International Speedway Corp. Class A	82	2,486
Invesco Ltd.	4,693	176,598
ITC Holdings Corp.	1,025	37,002
ITT Corp.	410	18,848
J&J Snack Foods Corp.	83	7,477
J.B. Hunt Transport Services Inc.	394	30,440
J.M. Smucker Co. (The)	941	93,761
Jack Henry & Associates Inc.	533	31,101
John Wiley & Sons Inc. Class A	328	19,710
Johnson & Johnson	14,290	1,430,286
Kellogg Co.	2,863	171,293
Kimberly-Clark Corp.	4,709	489,124
Kroger Co. (The)	2,904	142,238
L-3 Communications Holdings Inc.	697	73,157
Laclede Group Inc. (The)	497	23,349
Lancaster Colony Corp.	151	13,190
Lincoln Electric Holdings Inc.	449	29,832
Lindsay Corp.	82	6,638
Linear Technology Corp.	2,217	97,847
Lockheed Martin Corp.	3,605	601,927
Lowe’s Companies Inc.	6,587	315,188
MarketAxess Holdings Inc.	186	10,459
Matthews International Corp. Class A	123	5,349
Maxim Integrated Products Inc.	3,436	100,709
McCormick & Co. Inc. NVS	1,107	72,818
McDonald’s Corp.	13,103	1,239,020
McGraw Hill Financial Inc.	1,598	128,192
McKesson Corp.	492	94,395
MDU Resources Group Inc.	1,680	52,937
Mead Johnson Nutrition Co. Class A	1,431	130,851
Medtronic Inc.	7,538	465,396
Men’s Wearhouse Inc. (The)	246	12,379
Meredith Corp.	592	27,185
MGE Energy Inc.	410	15,424
Microchip Technology Inc.	2,377	107,013
Microsoft Corp.	36,320	1,567,571
Monro Muffler Brake Inc.	123	6,247
Monsanto Co.	3,070	347,186
MSA Safety Inc.	287	14,861
MSC Industrial Direct Co. Inc. Class A	245	20,896
Murphy Oil Corp.	1,392	86,485
National Fuel Gas Co.	696	47,961
New Jersey Resources Corp.	531	27,123
NewMarket Corp.	52	20,124
NextEra Energy Inc.	5,459	512,545
Nike Inc. Class B	3,899	300,730
Nordson Corp.	204	15,335
Norfolk Southern Corp.	2,705	274,990

Security	Shares	Value

Northeast Utilities	4,550	$199,745
Northrop Grumman Corp.	2,037	251,101
NorthWestern Corp.	533	24,635
Nu Skin Enterprises Inc. Class A	448	26,293
Nucor Corp.	3,807	191,188
Occidental Petroleum Corp.	9,402	918,669
OGE Energy Corp.	2,024	72,763
Omnicare Inc.	502	31,375
ONEOK Inc.	2,949	190,004
Oracle Corp.	16,056	648,502
Owens & Minor Inc.	779	25,777
Pall Corp.	574	44,468
Parker Hannifin Corp.	902	103,685
PartnerRe Ltd.	492	51,345
PepsiCo Inc.	16,166	1,424,225
Perrigo Co. PLC	163	24,523
PetSmart Inc.	572	38,976
Phillips 66	5,818	471,898
Polaris Industries Inc.	398	58,721
PPG Industries Inc.	738	146,390
Praxair Inc.	2,368	303,436
Principal Financial Group Inc.	2,586	128,472
Procter & Gamble Co. (The)	18,281	1,413,487
Prosperity Bancshares Inc.	368	21,392
Prudential Financial Inc.	4,549	395,627
QUALCOMM Inc.	12,297	906,289
Questar Corp.	2,214	49,239
Raven Industries Inc.	246	6,856
Raytheon Co.	3,237	293,822
Regal Beloit Corp.	205	14,409
Reinsurance Group of America Inc.	451	36,197
RenaissanceRe Holdings Ltd.	205	20,051
Republic Services Inc.	3,152	119,555
RLI Corp.	205	8,762
Robert Half International Inc.	861	41,888
Rock-Tenn Co. Class A	410	40,766
Rollins Inc.	328	9,286
Roper Industries Inc.	224	32,272
Ross Stores Inc.	1,047	67,427
Royal Gold Inc.	369	27,885
RPM International Inc.	1,146	50,630
Ryder System Inc.	327	28,164
Safeway Inc.	2,006	69,127
SEI Investments Co.	782	28,011
Sempra Energy	2,482	247,480
Sensient Technologies Corp.	380	19,950
Sherwin-Williams Co. (The)	369	76,099
Sigma-Aldrich Corp.	451	45,289
Silgan Holdings Inc.	205	10,090
Solera Holdings Inc.	287	18,368
Sonoco Products Co.	1,271	49,747
South Jersey Industries Inc.	446	23,892
Southwest Gas Corp.	540	26,746
StanCorp Financial Group Inc.	328	19,792
Stanley Black & Decker Inc.	1,473	128,814
Steris Corp.	410	20,861
Stryker Corp.	1,740	138,800
Sturm, Ruger & Co. Inc.	245	12,240
Sysco Corp.	7,380	263,392
T. Rowe Price Group Inc.	2,293	178,074
Target Corp.	7,816	465,755
TECHNE Corp.	205	19,131
Tennant Co.	82	5,982

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2014

Security	Shares	Value

Texas Instruments Inc.	11,104	$513,560
Tiffany & Co.	614	59,933
Time Warner Inc.	6,471	537,222
TJX Companies Inc. (The)	3,683	196,267
Tootsie Roll Industries Inc.	82	2,159
Torchmark Corp.	492	25,948
Travelers Companies Inc. (The)	3,063	274,322
Tyco International Ltd.	3,045	131,392
UGI Corp.	1,105	53,637
UMB Financial Corp.	246	13,931
Union Pacific Corp.	3,329	327,274
United Technologies Corp.	6,882	723,642
UNS Energy Corp.	544	32,868
Unum Group	1,722	59,116
Valmont Industries Inc.	82	11,942
Valspar Corp. (The)	450	33,772
VF Corp.	2,405	147,354
Visa Inc. Class A	1,565	330,231
W.R. Berkley Corp.	367	16,372
W.W. Grainger Inc.	403	94,765
Wal-Mart Stores Inc.	16,777	1,234,452
Walgreen Co.	6,046	415,783
Waste Management Inc.	6,060	272,033
West Pharmaceutical Services Inc.	246	10,024
Westamerica Bancorp	328	15,685
Westlake Chemical Corp.	122	10,662
Williams-Sonoma Inc.	698	46,815
Wisconsin Energy Corp.	3,238	141,112
Xilinx Inc.	2,762	113,601
Yum! Brands Inc.	3,399	235,891

		49,817,067

TOTAL COMMON STOCKS
(Cost: $51,161,744)		49,895,232

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	54,593	54,593

		54,593

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,593)		54,593

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $51,216,337)		49,949,825
Other Assets, Less Liabilities — 0.12%		62,372

NET ASSETS — 100.00%		$50,012,197

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

6

Schedule of Investments  (Unaudited)

iSHARES® CORE HIGH DIVIDEND ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

BEVERAGES — 4.27%
Coca-Cola Co. (The)	4,178,055	$164,155,781
Dr Pepper Snapple Group Inc.	206,305	12,122,482

		176,278,263
CAPITAL MARKETS — 0.12%
Federated Investors Inc. Class B	117,780	3,323,751
Greenhill & Co. Inc.	37,605	1,721,181

		5,044,932
CHEMICALS — 1.16%
LyondellBasell Industries NV Class A	450,546	47,870,512

		47,870,512
COMMERCIAL BANKS — 6.01%
Trustmark Corp.	95,667	2,203,211
Valley National Bancorp	328,616	3,148,141
Wells Fargo & Co.	4,738,347	241,181,863
Westamerica Bancorp	29,539	1,412,555

		247,945,770
COMMERCIAL SERVICES & SUPPLIES — 0.85%
Republic Services Inc.	285,082	10,813,160
Waste Management Inc.	543,269	24,387,346

		35,200,506
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.60%
AT&T Inc.	10,161,793	361,658,213
CenturyLink Inc.	1,266,897	49,713,038
Windstream Holdings Inc.	2,286,564	26,204,024

		437,575,275
ELECTRIC UTILITIES — 8.11%
American Electric Power Co. Inc.	686,876	35,710,683
Cleco Corp.	70,170	3,911,276
Duke Energy Corp.	1,169,498	84,355,891
Great Plains Energy Inc.	209,447	5,192,191
NextEra Energy Inc.	491,860	46,180,735
Northeast Utilities	409,900	17,994,610
Pinnacle West Capital Corp.	172,068	9,203,917
PPL Corp.	1,030,923	34,010,150
Southern Co. (The)	1,599,017	69,221,446
Westar Energy Inc.	187,202	6,746,760
Xcel Energy Inc.	727,607	22,410,296

		334,937,955
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.02%
AVX Corp.	52,472	713,619

		713,619

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.57%
Sysco Corp.	665,216	$23,741,559

		23,741,559
FOOD PRODUCTS — 1.85%
General Mills Inc.	691,940	34,700,791
Kraft Foods Group Inc.	778,279	41,704,080

		76,404,871
GAS UTILITIES — 0.11%
Questar Corp.	196,615	4,372,718

		4,372,718
HOTELS, RESTAURANTS & LEISURE — 2.70%
McDonald’s Corp.	1,179,729	111,555,174

		111,555,174
HOUSEHOLD DURABLES — 0.15%
Leggett & Platt Inc.	183,751	6,027,033

		6,027,033
HOUSEHOLD PRODUCTS — 7.41%
Clorox Co. (The)	149,670	13,001,833
Kimberly-Clark Corp.	424,267	44,068,613
Procter & Gamble Co. (The)	3,219,395	248,923,622

		305,994,068
INSURANCE — 0.59%
Arthur J. Gallagher & Co.	155,084	6,978,780
Cincinnati Financial Corp.	196,815	9,057,426
OneBeacon Insurance Group Ltd. Class A	47,175	698,190
Willis Group Holdings PLC	185,905	7,575,629

		24,310,025
IT SERVICES — 0.67%
Paychex Inc.	409,586	16,797,122
Western Union Co.[a]	622,662	10,877,905

		27,675,027
LEISURE EQUIPMENT & PRODUCTS — 0.59%
Hasbro Inc.	139,935	6,991,153
Mattel Inc.	491,949	17,427,293

		24,418,446
MEDIA — 0.19%
Lamar Advertising Co. Class A	159,616	8,004,742

		8,004,742
METALS & MINING — 0.42%
Nucor Corp.	343,025	17,226,715

		17,226,715

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

July 31, 2014

Security	Shares	Value

MULTI-UTILITIES — 3.33%
Alliant Energy Corp.	145,875	$8,241,937
Dominion Resources Inc.	761,858	51,532,075
DTE Energy Co.	231,157	17,064,010
Public Service Enterprise Group Inc.	733,962	25,813,443
SCANA Corp.	218,483	11,116,415
TECO Energy Inc.	387,049	6,757,876
Vectren Corp.	111,665	4,253,320
Wisconsin Energy Corp.	292,127	12,730,895

		137,509,971
OIL, GAS & CONSUMABLE FUELS — 14.59%
Chevron Corp.	2,410,108	311,482,358
ConocoPhillips	1,525,187	125,827,927
Occidental Petroleum Corp.	846,574	82,718,746
Spectra Energy Corp.	806,200	32,989,704
Williams Companies Inc. (The)	870,777	49,312,101

		602,330,836
PHARMACEUTICALS — 18.89%
Eli Lilly and Co.	1,199,933	73,267,909
Johnson & Johnson	2,830,715	283,326,264
Merck & Co. Inc.	3,249,836	184,395,695
Pfizer Inc.	8,328,816	239,037,019

		780,026,887
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.33%
Chimera Investment Corp.	4,271,811	13,541,641

		13,541,641
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.96%
Analog Devices Inc.	307,468	15,259,637
Intel Corp.	5,916,340	200,504,763
KLA-Tencor Corp.	162,798	11,638,429
Maxim Integrated Products Inc.	310,497	9,100,667
Microchip Technology Inc.[a]	212,909	9,585,163

		246,088,659
SOFTWARE — 0.29%
CA Inc.	415,060	11,986,933

		11,986,933
TEXTILES, APPAREL & LUXURY GOODS — 0.30%
Coach Inc.	354,129	12,238,698

		12,238,698
TOBACCO — 9.71%
Altria Group Inc.	3,318,105	134,715,063
Lorillard Inc.	545,942	33,018,572
Philip Morris International Inc.	2,488,662	204,095,171

Security	Shares	Value

Reynolds American Inc.	516,944	$28,871,322

		400,700,128

TOTAL COMMON STOCKS
(Cost: $3,903,582,844)		4,119,720,963

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	7,606,103	7,606,103
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	474,424	474,424
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	4,912,202	4,912,202

		12,992,729

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,992,729)		12,992,729

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $3,916,575,573)		4,132,713,692
Other Assets, Less Liabilities — (0.10)%		(4,183,516)

NET ASSETS — 100.00%		$4,128,530,176

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of July 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
80	E-mini S&P 500 (Sep. 2014)	Chicago Mercantile	$7,699,200	$(159,881)

See accompanying notes to schedules of investments.

8

Schedule of Investments  (Unaudited)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.46%
Alliant Techsystems Inc.	1,400	$181,903
B/E Aerospace Inc.[a]	4,433	377,426
Boeing Co. (The)	30,444	3,667,893
Curtiss-Wright Corp.	2,167	137,626
DigitalGlobe Inc.[a,b]	3,113	81,405
Esterline Technologies Corp.[a]	1,393	151,210
Exelis Inc.	8,327	140,227
General Dynamics Corp.	14,830	1,731,699
HEICO Corp.	2,549	125,309
Hexcel Corp.[a]	4,527	168,631
Honeywell International Inc.	35,470	3,257,210
Huntington Ingalls Industries Inc.	2,239	203,570
L-3 Communications Holdings Inc.	3,883	407,560
Lockheed Martin Corp.	12,094	2,019,335
Moog Inc. Class Aa	2,047	135,143
Northrop Grumman Corp.	9,680	1,193,254
Precision Castparts Corp.	6,544	1,497,267
Raytheon Co.	14,224	1,291,112
Rockwell Collins Inc.	6,097	446,727
Spirit AeroSystems Holdings Inc. Class Aa	4,996	162,720
Teledyne Technologies Inc.[a]	1,684	153,581
Textron Inc.	12,663	460,553
TransDigm Group Inc.	2,246	377,148
Triumph Group Inc.	2,392	151,533
United Technologies Corp.	38,274	4,024,511

		22,544,553
AIR FREIGHT & LOGISTICS — 0.65%
C.H. Robinson Worldwide Inc.	6,632	447,395
Expeditors International of Washington Inc.	8,955	386,677
FedEx Corp.	12,617	1,853,185
Forward Air Corp.	1,312	58,738
Hub Group Inc. Class Aa	1,590	73,426
United Parcel Service Inc. Class B	31,977	3,104,647
UTi Worldwide Inc.	3,950	37,367

		5,961,435
AIRLINES — 0.54%
Alaska Air Group Inc.	6,394	281,144
American Airlines Group Inc.	32,678	1,269,540
Delta Air Lines Inc.	38,417	1,439,101
JetBlue Airways Corp.[a,b]	10,135	108,647
Southwest Airlines Co.	31,386	887,596
Spirit Airlines Inc.[a]	3,337	218,307
United Continental Holdings Inc.[a,b]	16,819	780,234

		4,984,569
AUTO COMPONENTS — 0.58%
Autoliv Inc.	4,320	429,883
BorgWarner Inc.	10,475	652,069
Cooper Tire & Rubber Co.	2,805	81,037
Dana Holding Corp.	7,245	162,143
Delphi Automotive PLC	12,553	838,540

Security	Shares	Value

Gentex Corp.	6,549	$189,266
Goodyear Tire & Rubber Co. (The)	12,430	312,863
Johnson Controls Inc.	30,030	1,418,617
Lear Corp.	3,767	354,738
Tenneco Inc.[a]	2,715	172,946
TRW Automotive Holdings Corp.[a]	4,977	509,097
Visteon Corp.[a]	2,223	212,297

		5,333,496
AUTOMOBILES — 0.72%
Ford Motor Co.	179,401	3,053,405
General Motors Co.	59,664	2,017,837
Harley-Davidson Inc.	9,907	612,451
Tesla Motors Inc.[a,b]	3,777	843,404
Thor Industries Inc.	1,989	105,357

		6,632,454
BEVERAGES — 1.74%
Brown-Forman Corp. Class B NVS	7,419	642,856
Coca-Cola Co. (The)	171,454	6,736,428
Coca-Cola Enterprises Inc.	10,636	483,406
Constellation Brands Inc. Class Aa	7,688	640,103
Dr Pepper Snapple Group Inc.	8,830	518,851
Molson Coors Brewing Co. Class B NVS	7,138	482,029
Monster Beverage Corp.[a]	6,092	389,644
PepsiCo Inc.	68,774	6,058,990

		15,952,307
BIOTECHNOLOGY — 2.63%
Acorda Therapeutics Inc.[a]	1,772	51,866
Aegerion Pharmaceuticals Inc.[a,b]	1,135	38,147
Alexion Pharmaceuticals Inc.[a]	8,953	1,423,438
Alkermes PLC[a]	6,504	278,111
Alnylam Pharmaceuticals Inc.[a]	2,880	155,664
Amgen Inc.	34,345	4,375,210
Arena Pharmaceuticals Inc.[a,b]	9,738	45,087
ARIAD Pharmaceuticals Inc.[a,b]	7,932	45,688
Biogen Idec Inc.[a]	10,760	3,598,036
BioMarin Pharmaceutical Inc.[a]	6,647	410,918
Celgene Corp.[a]	36,332	3,166,334
Cepheid Inc.[a,b]	3,314	124,739
Cubist Pharmaceuticals Inc.[a]	3,328	202,675
Gilead Sciences Inc.[a]	69,665	6,377,831
Incyte Corp.[a]	6,748	321,002
Isis Pharmaceuticals Inc.[a,b]	5,255	162,852
Medivation Inc.[a]	3,406	252,827
Myriad Genetics Inc.[a,b]	3,362	121,368
PDL BioPharma Inc.	8,074	75,734
Pharmacyclics Inc.[a]	3,160	380,590
Regeneron Pharmaceuticals Inc.[a]	3,616	1,143,452
Seattle Genetics Inc.[a,b]	5,033	177,162
United Therapeutics Corp.[a,b]	1,935	175,969
Vertex Pharmaceuticals Inc.[a]	10,672	948,848

		24,053,548
BUILDING PRODUCTS — 0.17%
A.O. Smith Corp.	3,507	163,777
Allegion PLC	4,059	208,754
Fortune Brands Home & Security Inc.	7,530	284,559

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

Lennox International Inc.	2,064	$176,101
Masco Corp.	16,111	335,109
Owens Corning	4,967	169,126
Simpson Manufacturing Co. Inc.	1,807	54,951
USG Corp.[a,b]	4,383	115,930

		1,508,307
CAPITAL MARKETS — 2.09%
Affiliated Managers Group Inc.[a]	2,530	504,103
Ameriprise Financial Inc.	8,632	1,032,387
Bank of New York Mellon Corp. (The)	51,580	2,013,683
BlackRock Inc.[c]	5,662	1,725,381
Charles Schwab Corp. (The)	53,108	1,473,747
E*TRADE Financial Corp.[a]	13,015	273,575
Eaton Vance Corp. NVS	5,471	192,196
Federated Investors Inc. Class B	4,184	118,072
Financial Engines Inc.	2,282	88,884
Franklin Resources Inc.	18,143	982,443
Goldman Sachs Group Inc. (The)	18,866	3,261,365
Greenhill & Co. Inc.	1,157	52,956
Invesco Ltd.	19,528	734,839
Janus Capital Group Inc.	6,732	76,677
Legg Mason Inc.	4,690	222,541
LPL Financial Holdings Inc.	3,548	168,459
Morgan Stanley	63,578	2,056,113
Northern Trust Corp.	10,076	673,984
Raymond James Financial Inc.	5,618	286,237
SEI Investments Co.	6,467	231,648
State Street Corp.	19,521	1,375,059
Stifel Financial Corp.[a]	2,646	121,160
T. Rowe Price Group Inc.	11,969	929,513
TD Ameritrade Holding Corp.	10,764	345,740
Waddell & Reed Financial Inc. Class A	3,844	202,925

		19,143,687
CHEMICALS — 2.62%
Air Products and Chemicals Inc.	9,655	1,273,977
Airgas Inc.	2,979	318,515
Albemarle Corp.	3,677	225,547
Ashland Inc.	3,361	351,729
Axiall Corp.	3,152	135,000
Cabot Corp.	2,700	141,453
Celanese Corp. Series A	7,044	410,031
CF Industries Holdings Inc.	2,354	589,300
Chemtura Corp.[a]	4,404	102,437
Cytec Industries Inc.	1,705	171,949
Dow Chemical Co. (The)	54,624	2,789,648
E.I. du Pont de Nemours and Co.	41,662	2,679,283
Eastman Chemical Co.	6,765	532,947
Ecolab Inc.	12,304	1,335,353
FMC Corp.	5,963	388,907
H.B. Fuller Co.	2,218	99,034
Huntsman Corp.	8,718	227,104
International Flavors & Fragrances Inc.	3,686	372,249
LyondellBasell Industries NV Class A	18,898	2,007,912
Minerals Technologies Inc.	1,576	91,518
Monsanto Co.	23,784	2,689,733
Mosaic Co. (The)	14,675	676,664
NewMarket Corp.	502	194,274
Olin Corp.[b]	3,702	98,362
Platform Specialty Products Corp.[a]	3,931	97,135

Security	Shares	Value

PolyOne Corp.	4,240	$160,908
PPG Industries Inc.	6,264	1,242,527
Praxair Inc.	13,237	1,696,189
Rayonier Advanced Materials Inc.[a]	1,877	60,927
Rockwood Holdings Inc.	3,373	266,265
RPM International Inc.	5,975	263,976
Scotts Miracle-Gro Co. (The) Class A	2,010	106,932
Sensient Technologies Corp.	2,232	117,180
Sherwin-Williams Co. (The)	3,829	789,655
Sigma-Aldrich Corp.	5,350	537,247
Valspar Corp. (The)	3,621	271,756
W.R. Grace & Co.[a]	3,492	317,772
Westlake Chemical Corp.	1,810	158,176

		23,989,571
COMMERCIAL BANKS — 5.63%
Associated Banc-Corp.	7,337	131,479
BancorpSouth Inc.	3,755	78,367
Bank of America Corp.	476,953	7,273,533
Bank of Hawaii Corp.	2,027	115,904
BB&T Corp.	32,733	1,211,776
BOK Financial Corp.	928	61,471
Cathay General Bancorp	3,311	84,728
CIT Group Inc.	9,084	446,115
Citigroup Inc.	137,802	6,739,896
City National Corp.	2,134	160,583
Comerica Inc.	8,230	413,640
Commerce Bancshares Inc.	3,678	165,731
Cullen/Frost Bankers Inc.	2,361	184,087
East West Bancorp Inc.	6,314	215,055
F.N.B. Corp.	7,912	97,318
Fifth Third Bancorp	38,507	788,623
First Financial Bankshares Inc.	2,782	81,735
First Horizon National Corp.	10,853	127,848
First Niagara Financial Group Inc.	16,124	138,666
First Republic Bank	5,642	263,594
FirstMerit Corp.	7,436	130,874
Fulton Financial Corp.	8,362	94,825
Glacier Bancorp Inc.	3,249	86,033
Hancock Holding Co.	3,709	120,320
Huntington Bancshares Inc.	37,490	368,152
IBERIABANK Corp.	1,582	103,795
International Bancshares Corp.	2,556	64,795
J.P. Morgan Chase & Co.	171,556	9,893,634
KeyCorp	40,236	544,795
M&T Bank Corp.	6,003	729,364
MB Financial Inc.	2,429	65,437
National Penn Bancshares Inc.	5,315	54,744
Old National Bancorp	4,562	61,040
PNC Financial Services Group Inc. (The)[c]	24,240	2,001,254
Popular Inc.[a]	4,650	148,335
PrivateBancorp Inc.	3,062	88,186
Prosperity Bancshares Inc.	2,843	165,264
Regions Financial Corp.	62,561	634,369
Signature Bank[a]	2,289	261,839
SunTrust Banks Inc.	24,072	915,940
Susquehanna Bancshares Inc.	8,270	84,189
SVB Financial Group[a]	2,257	246,058
Synovus Financial Corp.	6,327	149,001
TCF Financial Corp.	7,353	116,251
Texas Capital Bancshares Inc.[a]	1,855	96,553
Trustmark Corp.	2,989	68,837

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

U.S. Bancorp	82,133	$3,452,050
UMB Financial Corp.	1,646	93,213
Umpqua Holdings Corp.	7,710	130,453
United Bankshares Inc.	2,862	91,813
Valley National Bancorp	8,984	86,067
Webster Financial Corp.	4,021	115,282
Wells Fargo & Co.	217,226	11,056,803
Westamerica Bancorp	1,118	53,463
Wintrust Financial Corp.	2,097	97,154
Zions Bancorp	8,300	239,206

		51,489,537
COMMERCIAL SERVICES & SUPPLIES — 0.63%
ABM Industries Inc.	2,285	56,234
ADT Corp. (The)	7,905	275,094
Brady Corp. Class A	2,080	54,392
Brink’s Co. (The)	2,114	56,740
Cintas Corp.	4,582	286,833
Civeo Corp.[a]	4,702	119,431
Clean Harbors Inc.[a,b]	2,549	146,899
Copart Inc.[a]	5,115	170,739
Covanta Holding Corp.	5,941	121,315
Deluxe Corp.	2,278	125,313
Healthcare Services Group Inc.	3,031	79,230
Herman Miller Inc.	2,587	75,644
HNI Corp.	2,090	73,861
Iron Mountain Inc.	7,729	258,999
KAR Auction Services Inc.	6,203	181,810
MSA Safety Inc.	1,383	71,612
Pitney Bowes Inc.	9,133	247,139
R.R. Donnelley & Sons Co.	8,959	155,528
Republic Services Inc.	12,208	463,050
Rollins Inc.	2,881	81,561
Stericycle Inc.[a]	3,889	457,541
Tetra Tech Inc.	2,905	70,533
Tyco International Ltd.	21,040	907,876
United Stationers Inc.	1,823	70,331
Waste Connections Inc.	5,601	265,151
Waste Management Inc.	19,487	874,771

		5,747,627
COMMUNICATIONS EQUIPMENT — 1.62%
ADTRAN Inc.	2,475	55,044
ARRIS Group Inc.[a]	5,622	192,104
Aruba Networks Inc.[a,b]	4,967	88,711
Brocade Communications Systems Inc.	20,564	189,394
Ciena Corp.[a,b]	4,576	89,369
Cisco Systems Inc.	232,372	5,862,746
F5 Networks Inc.[a]	3,420	385,058
Finisar Corp.[a,b]	4,186	82,590
Harris Corp.	4,750	324,283
InterDigital Inc.	1,826	80,508
JDS Uniphase Corp.[a]	10,604	125,869
Juniper Networks Inc.[a]	21,345	502,461
Motorola Solutions Inc.	10,186	648,644
Palo Alto Networks Inc.[a]	2,090	168,997
Plantronics Inc.	1,929	90,605
Polycom Inc.[a]	6,389	81,907
QUALCOMM Inc.	76,568	5,643,062
Riverbed Technology Inc.[a]	7,358	131,708

Security	Shares	Value

ViaSat Inc.[a]	1,916	$112,029

		14,855,089
COMPUTERS & PERIPHERALS — 3.93%
3D Systems Corp.[a,b]	4,642	232,704
Apple Inc.	273,239	26,113,451
Diebold Inc.	2,852	107,463
Electronics For Imaging Inc.[a]	2,091	92,150
EMC Corp.	92,886	2,721,560
Hewlett-Packard Co.	84,897	3,023,182
Lexmark International Inc. Class A	2,848	136,789
NCR Corp.[a]	7,542	233,425
NetApp Inc.	14,982	581,901
SanDisk Corp.	10,301	944,705
Seagate Technology PLC	14,745	864,057
Western Digital Corp.	9,429	941,297

		35,992,684
CONSTRUCTION & ENGINEERING — 0.24%
AECOM Technology Corp.[a]	4,410	149,719
Chicago Bridge & Iron Co. NV	4,838	286,990
EMCOR Group Inc.	2,981	122,012
Fluor Corp.	7,177	522,988
Foster Wheeler AG	4,369	144,002
Jacobs Engineering Group Inc.[a]	5,971	303,387
KBR Inc.	6,713	138,691
Quanta Services Inc.[a]	9,798	328,135
URS Corp.	3,058	175,132

		2,171,056
CONSTRUCTION MATERIALS — 0.10%
Eagle Materials Inc.	2,245	203,891
Martin Marietta Materials Inc.[b]	2,727	338,775
Vulcan Materials Co.	5,855	369,626

		912,292
CONSUMER FINANCE — 0.86%
Ally Financial Inc.[a]	4,376	100,473
American Express Co.	41,344	3,638,272
Capital One Financial Corp.	25,952	2,064,222
Cash America International Inc.	1,315	58,373
Discover Financial Services	21,055	1,285,618
Navient Corp.	19,118	328,830
Portfolio Recovery Associates Inc.[a,b]	2,268	133,721
Santander Consumer USA Holdings Inc.	3,480	66,712
SLM Corp.	19,118	169,385

		7,845,606
CONTAINERS & PACKAGING — 0.33%
AptarGroup Inc.	2,891	176,640
Avery Dennison Corp.	4,360	205,836
Ball Corp.	6,292	385,448
Bemis Co. Inc.	4,631	180,655
Crown Holdings Inc.[a]	6,281	292,380
Greif Inc. Class A	1,390	69,750
MeadWestvaco Corp.	7,616	318,349
Owens-Illinois Inc.[a]	7,388	230,432
Packaging Corp. of America	4,474	296,000

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

Rock-Tenn Co. Class A	3,237	$321,855
Sealed Air Corp.	8,872	284,969
Silgan Holdings Inc.	2,042	100,507
Sonoco Products Co.	4,554	178,243

		3,041,064
DISTRIBUTORS — 0.11%
Genuine Parts Co.	6,986	578,580
LKQ Corp.[a]	13,468	352,256
Pool Corp.	2,093	114,613

		1,045,449
DIVERSIFIED CONSUMER SERVICES — 0.12%
Apollo Education Group Inc.[a]	4,517	126,160
DeVry Education Group Inc.	2,582	103,202
Graham Holdings Co. Class B	212	145,379
H&R Block Inc.	12,239	393,239
Service Corp. International	9,566	200,886
Sotheby’s	3,134	124,263
Weight Watchers International Inc.[b]	1,236	26,809

		1,119,938
DIVERSIFIED FINANCIAL SERVICES — 1.68%
Berkshire Hathaway Inc. Class Ba	81,609	10,236,217
CBOE Holdings Inc.	3,938	190,875
CME Group Inc.	14,360	1,061,778
FNFV Group[a]	4,121	67,420
Intercontinental Exchange Inc.	5,232	1,005,695
Leucadia National Corp.	14,221	351,401
McGraw Hill Financial Inc.	12,407	995,290
Moody’s Corp.	8,542	743,154
MSCI Inc. Class Aa	5,229	236,612
NASDAQ OMX Group Inc. (The)	5,296	223,438
PHH Corp.[a,b]	2,507	58,538
Voya Financial Inc.	6,226	230,985

		15,401,403
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.19%
AT&T Inc.	235,338	8,375,679
CenturyLink Inc.	26,138	1,025,655
Frontier Communications Corp.	44,698	292,772
Level 3 Communications Inc.[a]	7,736	340,229
tw telecom Inc.[a]	6,106	248,759
Verizon Communications Inc.	187,728	9,465,246
Windstream Holdings Inc.	26,748	306,532

		20,054,872
ELECTRIC UTILITIES — 1.64%
ALLETE Inc.	1,644	77,136
American Electric Power Co. Inc.	22,163	1,152,254
Cleco Corp.	2,716	151,390
Duke Energy Corp.	31,986	2,307,150
Edison International	14,702	805,670
El Paso Electric Co.	1,809	66,662
Entergy Corp.	8,239	600,046
Exelon Corp.	38,905	1,209,167
FirstEnergy Corp.	18,865	588,777
Great Plains Energy Inc.	6,959	172,514

Security	Shares	Value

Hawaiian Electric Industries Inc.[b]	4,432	$104,684
IDACORP Inc.	2,221	118,935
ITC Holdings Corp.	7,194	259,703
NextEra Energy Inc.	19,726	1,852,074
Northeast Utilities	14,503	636,682
OGE Energy Corp.	8,895	319,775
Pepco Holdings Inc.	11,164	299,753
Pinnacle West Capital Corp.	4,948	264,669
PNM Resources Inc.	3,578	91,776
Portland General Electric Co.	3,556	113,543
PPL Corp.	28,835	951,267
Southern Co. (The)	40,231	1,741,600
UIL Holdings Corp.	2,494	87,564
UNS Energy Corp.	1,869	112,925
Westar Energy Inc.	5,762	207,663
Xcel Energy Inc.	22,918	705,874

		14,999,253
ELECTRICAL EQUIPMENT — 0.68%
Acuity Brands Inc.	1,912	205,100
AMETEK Inc.	11,079	539,437
Babcock & Wilcox Co. (The)	5,068	157,311
Eaton Corp. PLC	21,535	1,462,657
Emerson Electric Co.	31,882	2,029,289
EnerSys	2,141	135,804
Generac Holdings Inc.[a]	3,018	130,981
General Cable Corp.	2,244	49,884
Hubbell Inc. Class B	2,410	281,826
Polypore International Inc.[a]	2,128	91,717
Regal Beloit Corp.	2,032	142,829
Rockwell Automation Inc.	6,262	699,215
Sensata Technologies Holding NVa	7,068	326,824

		6,252,874
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.67%
Amphenol Corp. Class A	7,102	682,999
Anixter International Inc.	1,205	103,594
Arrow Electronics Inc.[a]	4,505	261,065
Avnet Inc.	6,224	263,462
Belden Inc.	1,891	128,399
Benchmark Electronics Inc.[a]	2,487	60,061
Cognex Corp.[a]	3,771	154,536
Corning Inc.	59,129	1,161,885
Dolby Laboratories Inc. Class Aa	2,146	95,797
FEI Co.	1,890	144,774
FLIR Systems Inc.	6,419	213,624
Ingram Micro Inc. Class Aa	7,013	201,273
IPG Photonics Corp.[a,b]	1,503	101,227
Itron Inc.[a]	1,819	65,448
Jabil Circuit Inc.	8,255	164,770
Knowles Corp.[a,b]	3,820	111,086
Littelfuse Inc.	990	86,051
National Instruments Corp.	4,291	136,625
TE Connectivity Ltd.	18,450	1,141,870
Tech Data Corp.[a]	1,703	106,931
Trimble Navigation Ltd.[a]	12,035	371,882
Universal Display Corp.[a,b]	1,809	55,464
Vishay Intertechnology Inc.	5,957	87,747
Zebra Technologies Corp. Class Aa	2,331	186,643

		6,087,213

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 2.12%
Atwood Oceanics Inc.[a]	2,581	$124,275
Baker Hughes Inc.	19,771	1,359,652
Bristow Group Inc.	1,632	116,476
Cameron International Corp.[a]	9,227	654,287
CARBO Ceramics Inc.	898	111,837
Core Laboratories NV	2,049	300,035
Diamond Offshore Drilling Inc.	3,153	147,529
Dresser-Rand Group Inc.[a]	3,421	203,584
Dril-Quip Inc.[a,b]	1,860	187,432
Ensco PLC Class A	10,491	531,369
Exterran Holdings Inc.	2,559	108,118
FMC Technologies Inc.[a]	10,584	643,507
Halliburton Co.	38,313	2,643,214
Helix Energy Solutions Group Inc.[a]	4,530	115,198
Helmerich & Payne Inc.	4,850	515,361
McDermott International Inc.[a,b]	10,647	77,723
Nabors Industries Ltd.	11,672	317,011
National Oilwell Varco Inc.	19,512	1,581,252
Nobel Corp. PLC	11,347	355,955
Oceaneering International Inc.	4,900	332,759
Oil States International Inc.[a]	2,338	143,296
Patterson-UTI Energy Inc.	6,584	226,160
Rowan Companies PLC Class A	5,653	172,530
Schlumberger Ltd.	59,081	6,403,790
SEACOR Holdings Inc.[a]	857	65,098
Seventy Seven Energy Inc.[a]	1,626	36,471
Superior Energy Services Inc.	7,257	243,835
Tidewater Inc.	2,231	105,459
Transocean Ltd.	15,567	627,973
Unit Corp.[a]	1,981	125,496
Weatherford International Ltd.[a]	35,007	783,107

		19,359,789
FOOD & STAPLES RETAILING — 1.98%
Casey’s General Stores Inc.	1,726	114,209
Costco Wholesale Corp.	19,914	2,340,692
CVS Caremark Corp.	53,040	4,050,134
Fresh Market Inc. (The)[a,b]	1,881	56,298
Kroger Co. (The)	23,117	1,132,271
Rite Aid Corp.[a]	40,672	272,096
Safeway Inc.	10,415	358,901
Sysco Corp.	26,673	951,959
United Natural Foods Inc.[a]	2,226	130,488
Wal-Mart Stores Inc.	72,965	5,368,765
Walgreen Co.	39,834	2,739,384
Whole Foods Market Inc.	16,798	642,020

		18,157,217
FOOD PRODUCTS — 1.59%
Archer-Daniels-Midland Co.	29,796	1,382,534
B&G Foods Inc. Class A	2,362	66,301
Bunge Ltd.	6,657	524,838
Campbell Soup Co.	8,082	336,130
ConAgra Foods Inc.	18,940	570,662
Darling Ingredients Inc.[a]	7,142	133,698
Dean Foods Co.	4,169	63,869
Flowers Foods Inc.	7,950	151,765
General Mills Inc.	27,877	1,398,032
Hain Celestial Group Inc.[a,b]	2,289	195,709

Security	Shares	Value

Hershey Co. (The)	6,749	$594,924
Hillshire Brands Co. (The)	5,580	350,257
Hormel Foods Corp.	6,063	274,411
Ingredion Inc.	3,304	243,274
J.M. Smucker Co. (The)	4,725	470,799
Kellogg Co.	11,608	694,507
Keurig Green Mountain Inc.	5,732	683,713
Kraft Foods Group Inc.	26,872	1,439,936
Lancaster Colony Corp.	892	77,916
McCormick & Co. Inc. NVS	5,996	394,417
Mead Johnson Nutrition Co. Class A	9,216	842,711
Mondelez International Inc. Class A	76,579	2,756,844
Post Holdings Inc.[a,b]	2,018	90,649
TreeHouse Foods Inc.[a]	1,859	136,637
Tyson Foods Inc. Class A	12,679	471,786
WhiteWave Foods Co. (The) Class Aa	8,139	242,461

		14,588,780
GAS UTILITIES — 0.20%
AGL Resources Inc.	5,315	274,467
Atmos Energy Corp.	4,479	216,425
National Fuel Gas Co.	3,792	261,307
New Jersey Resources Corp.	1,871	95,571
Northwest Natural Gas Co.	1,184	51,172
ONE GAS Inc.	2,313	83,268
Piedmont Natural Gas Co.	3,421	118,674
Questar Corp.	7,934	176,452
South Jersey Industries Inc.	1,437	76,980
Southwest Gas Corp.	2,051	101,586
UGI Corp.	5,105	247,797
WGL Holdings Inc.	2,307	89,927

		1,793,626
HEALTH CARE EQUIPMENT & SUPPLIES — 2.10%
Abbott Laboratories	68,137	2,869,930
Alere Inc.[a,b]	3,383	135,320
Align Technology Inc.[a]	3,225	174,827
Baxter International Inc.	24,665	1,842,229
Becton, Dickinson and Co.	8,778	1,020,355
Boston Scientific Corp.[a]	60,529	773,561
C.R. Bard Inc.	3,509	523,648
CareFusion Corp.[a]	9,425	412,721
Cooper Companies Inc. (The)	2,203	354,419
Covidien PLC	20,384	1,763,420
DENTSPLY International Inc.	6,396	296,902
Edwards Lifesciences Corp.[a]	4,772	430,673
Haemonetics Corp.[a,b]	2,288	81,384
Hill-Rom Holdings Inc.	2,716	107,010
Hologic Inc.[a]	12,333	321,521
IDEXX Laboratories Inc.[a]	2,339	291,159
Intuitive Surgical Inc.[a]	1,755	803,000
Masimo Corp.[a]	2,434	58,611
Medtronic Inc.	45,325	2,798,365
ResMed Inc.[b]	6,413	331,809
Sirona Dental Systems Inc.[a,b]	2,436	195,367
St. Jude Medical Inc.	12,835	836,714
Steris Corp.	2,638	134,221
Stryker Corp.	13,505	1,077,294
Teleflex Inc.	1,835	197,703
Thoratec Corp.[a]	2,601	84,533
Varian Medical Systems Inc.[a,b]	4,801	394,402

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

West Pharmaceutical Services Inc.	3,094	$126,080
Zimmer Holdings Inc.	7,595	760,032

		19,197,210
HEALTH CARE PROVIDERS & SERVICES — 2.24%
Aetna Inc.	16,214	1,257,071
AmerisourceBergen Corp.	10,174	782,482
Brookdale Senior Living Inc.[a]	7,792	269,993
Cardinal Health Inc.	15,409	1,104,055
Centene Corp.[a]	2,597	187,218
Chemed Corp.[b]	794	80,869
Cigna Corp.	12,159	1,094,796
Community Health Systems Inc.[a]	5,175	246,847
DaVita HealthCare Partners Inc.[a]	8,063	567,958
Express Scripts Holding Co.[a,b]	35,154	2,448,476
HCA Holdings Inc.[a]	14,191	926,814
Health Net Inc.[a]	3,576	147,295
HealthSouth Corp.	3,926	150,484
Henry Schein Inc.[a]	3,879	450,934
Humana Inc.	7,044	828,727
Laboratory Corp. of America Holdings[a]	3,816	395,681
LifePoint Hospitals Inc.[a]	2,115	151,688
Magellan Health Inc.[a]	1,212	69,811
McKesson Corp.	10,472	2,009,158
MEDNAX Inc.[a,b]	4,514	267,139
Omnicare Inc.	4,578	286,125
Owens & Minor Inc.	2,868	94,902
Patterson Companies Inc.	3,791	147,887
Quest Diagnostics Inc.	6,566	401,183
Team Health Holdings Inc.[a,b]	3,206	181,299
Tenet Healthcare Corp.[a,b]	4,480	236,410
UnitedHealth Group Inc.	44,442	3,602,024
Universal Health Services Inc. Class B	4,017	428,212
VCA Inc.[a]	3,985	148,601
WellCare Health Plans Inc.[a]	1,911	119,208
WellPoint Inc.	12,635	1,387,449

		20,470,796
HEALTH CARE TECHNOLOGY — 0.14%
Allscripts Healthcare Solutions Inc.[a]	7,126	113,446
athenahealth Inc.[a,b]	1,682	209,241
Cerner Corp.[a]	13,328	735,705
HMS Holdings Corp.[a]	3,929	72,333
Medidata Solutions Inc.[a,b]	2,308	103,491

		1,234,216
HOTELS, RESTAURANTS & LEISURE — 1.92%
Bally Technologies Inc.[a,b]	1,757	105,719
Bob Evans Farms Inc.	1,052	49,981
Brinker International Inc.	2,979	133,578
Carnival Corp.	20,102	728,094
Cheesecake Factory Inc. (The)	2,213	94,893
Chipotle Mexican Grill Inc.[a]	1,419	954,277
Choice Hotels International Inc.	1,470	68,928
Cracker Barrel Old Country Store Inc.	1,076	104,329
Darden Restaurants Inc.	6,140	287,045
Domino’s Pizza Inc.	2,441	175,752
Dunkin’ Brands Group Inc.	4,859	208,257
Hilton Worldwide Holdings Inc.[a]	13,809	334,316
Hyatt Hotels Corp. Class Aa,b	2,676	157,429

Security	Shares	Value

International Game Technology	11,034	$186,806
Jack in the Box Inc.	1,716	98,138
Las Vegas Sands Corp.	17,226	1,272,140
Life Time Fitness Inc.[a,b]	1,799	70,791
Marriott International Inc. Class A	10,044	649,947
Marriott Vacations Worldwide Corp.[a]	1,316	75,736
McDonald’s Corp.	44,743	4,230,898
MGM Resorts International[a]	14,972	401,848
Norwegian Cruise Line Holdings Ltd.[a,b]	4,190	137,348
Panera Bread Co. Class Aa	1,205	177,497
Papa John’s International Inc.	1,520	63,369
Penn National Gaming Inc.[a]	2,999	31,430
Royal Caribbean Cruises Ltd.	7,389	440,754
Six Flags Entertainment Corp.	4,319	165,072
Starbucks Corp.	34,055	2,645,392
Starwood Hotels & Resorts Worldwide Inc.	8,646	664,359
Vail Resorts Inc.	1,619	122,235
Wendy’s Co. (The)	11,416	93,040
Wyndham Worldwide Corp.	5,710	431,391
Wynn Resorts Ltd.	3,672	782,870
Yum! Brands Inc.	20,113	1,395,842

		17,539,501
HOUSEHOLD DURABLES — 0.45%
D.R. Horton Inc.	12,891	266,844
Garmin Ltd.	5,608	308,664
Harman International Industries Inc.	3,061	332,272
Jarden Corp.[a]	5,358	299,512
Leggett & Platt Inc.	6,438	211,166
Lennar Corp. Class A	7,944	287,811
M.D.C. Holdings Inc.	1,753	47,278
Mohawk Industries Inc.[a]	2,750	343,118
Newell Rubbermaid Inc.	12,552	407,689
NVR Inc.[a]	191	215,154
PulteGroup Inc.	15,565	274,722
Ryland Group Inc. (The)	2,139	68,662
Tempur Sealy International Inc.[a,b]	2,693	147,334
Toll Brothers Inc.[a]	7,174	234,518
Tupperware Brands Corp.	2,236	162,736
Whirlpool Corp.	3,572	509,510

		4,116,990
HOUSEHOLD PRODUCTS — 1.64%
Church & Dwight Co. Inc.	6,248	400,997
Clorox Co. (The)	5,923	514,531
Colgate-Palmolive Co.	39,521	2,505,631
Energizer Holdings Inc.	2,794	320,639
Kimberly-Clark Corp.	17,094	1,775,554
Procter & Gamble Co. (The)	122,666	9,484,535

		15,001,887
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.15%
AES Corp. (The)	29,646	433,128
Calpine Corp.[a]	15,089	332,561
Dynegy Inc.[a]	4,443	117,962
NRG Energy Inc.	15,304	473,812

		1,357,463

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 2.00%
3M Co.	28,198	$3,972,816
Carlisle Companies Inc.	2,882	230,618
Danaher Corp.	27,213	2,010,496
General Electric Co.	454,442	11,429,216
Roper Industries Inc.	4,568	658,112

		18,301,258
INSURANCE — 3.08%
ACE Ltd.	15,298	1,531,330
Aflac Inc.	20,614	1,231,480
Alleghany Corp.[a]	760	314,526
Allied World Assurance Co. Holdings Ltd.	4,569	164,530
Allstate Corp. (The)	19,689	1,150,822
American Financial Group Inc.	3,200	179,168
American International Group Inc.	65,638	3,411,863
Aon PLC	13,451	1,134,726
Arch Capital Group Ltd.[a]	5,278	282,109
Argo Group International Holdings Ltd.	1,250	62,263
Arthur J. Gallagher & Co.	7,217	324,765
Aspen Insurance Holdings Ltd.	2,964	118,590
Assurant Inc.	3,280	207,821
Assured Guaranty Ltd.	8,129	181,439
Axis Capital Holdings Ltd.	4,443	191,716
Brown & Brown Inc.	5,321	163,780
Chubb Corp. (The)	11,107	963,088
Cincinnati Financial Corp.	6,625	304,883
CNO Financial Group Inc.	10,029	162,269
Endurance Specialty Holdings Ltd.	1,948	103,030
Erie Indemnity Co. Class A	1,150	84,203
Everest Re Group Ltd.	2,129	331,932
First American Financial Corp.	4,855	131,765
FNF Group[a]	12,366	335,242
Genworth Financial Inc. Class Aa	22,228	291,187
Hanover Insurance Group Inc. (The)	1,905	110,128
Hartford Financial Services Group Inc. (The)	20,609	704,004
HCC Insurance Holdings Inc.	4,534	211,647
Kemper Corp.	2,228	77,111
Lincoln National Corp.	11,972	627,213
Loews Corp.	13,755	579,498
Markel Corp.[a]	641	405,183
Marsh & McLennan Companies Inc.	24,996	1,269,047
MBIA Inc.[a]	6,382	61,140
Mercury General Corp.	1,328	65,364
MetLife Inc.	50,892	2,676,919
Montpelier Re Holdings Ltd.	1,823	53,833
Old Republic International Corp.	10,911	157,009
PartnerRe Ltd.	1,992	207,885
Platinum Underwriters Holdings Ltd.	1,180	69,148
Primerica Inc.	2,545	117,274
Principal Financial Group Inc.	12,361	614,095
ProAssurance Corp.	2,783	121,422
Progressive Corp. (The)	24,746	580,046
Protective Life Corp.	3,529	244,842
Prudential Financial Inc.	20,959	1,822,804
Reinsurance Group of America Inc.	3,192	256,190
RenaissanceRe Holdings Ltd.	1,832	179,188
RLI Corp.	1,566	66,931
Selective Insurance Group Inc.	2,498	55,680
StanCorp Financial Group Inc.	1,992	120,197
Torchmark Corp.	5,895	310,902

Security	Shares	Value

Travelers Companies Inc. (The)	15,764	$1,411,824
Unum Group	11,851	406,845
Validus Holdings Ltd.	4,157	151,855
W.R. Berkley Corp.	4,660	207,883
White Mountains Insurance Group Ltd.	245	148,203
Willis Group Holdings PLC	8,028	327,141
XL Group PLC	12,356	398,357

		28,175,335
INTERNET & CATALOG RETAIL — 1.24%
Amazon.com Inc.[a]	16,911	5,292,974
Expedia Inc.	4,651	369,382
Groupon Inc.[a]	16,892	109,291
HSN Inc.	1,492	83,388
Lands’ End Inc.[a,b]	610	21,466
Liberty Interactive Corp. Series Aa	21,325	598,166
Liberty Ventures Series Aa	3,384	234,038
Netflix Inc.[a]	2,707	1,144,303
Priceline Group Inc. (The)[a]	2,380	2,957,031
Shutterfly Inc.[a,b]	1,719	84,781
TripAdvisor Inc.[a]	5,111	484,727

		11,379,547
INTERNET SOFTWARE & SERVICES — 3.06%
Akamai Technologies Inc.[a]	8,070	476,291
AOL Inc.[a]	3,558	137,161
Conversant Inc.[a]	2,822	65,950
CoStar Group Inc.[a]	1,443	207,402
eBay Inc.[a]	51,745	2,732,136
Equinix Inc.[a,b]	2,247	482,027
Facebook Inc. Class Aa	77,977	5,665,029
Google Inc. Class Aa	12,849	7,446,638
Google Inc. Class Ca	12,849	7,344,488
IAC/InterActiveCorp	3,504	235,469
j2 Global Inc.	1,944	95,101
LinkedIn Corp. Class Aa	4,476	808,545
Pandora Media Inc.[a,b]	7,913	198,775
Rackspace Hosting Inc.[a,b]	5,153	156,084
Twitter Inc.[a]	3,547	160,289
VeriSign Inc.[a,b]	5,578	301,491
Yahoo! Inc.[a]	42,435	1,519,597

		28,032,473
IT SERVICES — 3.28%
Accenture PLC Class A	28,672	2,273,116
Acxiom Corp.[a]	3,335	61,097
Alliance Data Systems Corp.[a,b]	2,463	646,020
Amdocs Ltd.	7,302	331,073
Automatic Data Processing Inc.	21,772	1,770,281
Blackhawk Network Holdings Inc. Class Ba	1,720	47,971
Broadridge Financial Solutions Inc.	5,603	226,193
CACI International Inc. Class Aa,b	1,044	72,026
Cognizant Technology Solutions Corp. Class Aa	27,488	1,348,286
Computer Sciences Corp.	6,637	414,082
Convergys Corp.	4,408	85,471
CoreLogic Inc.[a]	4,123	112,146
DST Systems Inc.	1,574	141,770
Euronet Worldwide Inc.[a,b]	2,176	108,887
Fidelity National Information Services Inc.	13,046	735,794
Fiserv Inc.[a]	11,225	692,246

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

FleetCor Technologies Inc.[a]	3,306	$439,004
Gartner Inc.[a]	4,089	279,769
Genpact Ltd.[a]	7,043	123,957
Global Payments Inc.	3,174	219,863
International Business Machines Corp.	43,144	8,269,411
Jack Henry & Associates Inc.	3,844	224,297
Leidos Holdings Inc.	2,883	106,498
MasterCard Inc. Class A	45,585	3,380,128
MAXIMUS Inc.	3,072	127,058
NeuStar Inc. Class Aa,b	2,721	75,807
Paychex Inc.	14,610	599,156
Science Applications International Corp.	1,817	75,896
Teradata Corp.[a,b]	7,294	307,515
Total System Services Inc.	7,569	242,208
Vantiv Inc. Class Aa	6,425	210,612
VeriFone Systems Inc.[a]	4,974	166,679
Visa Inc. Class A	22,804	4,811,872
Western Union Co.	24,880	434,654
WEX Inc.[a]	1,724	186,054
Xerox Corp.	49,158	651,835

		29,998,732
LEISURE EQUIPMENT & PRODUCTS — 0.15%
Brunswick Corp.	4,074	164,304
Hasbro Inc.	5,214	260,491
Mattel Inc.	15,277	541,188
Polaris Industries Inc.	2,999	442,473

		1,408,456
LIFE SCIENCES TOOLS & SERVICES — 0.62%
Agilent Technologies Inc.	15,093	846,566
Bio-Rad Laboratories Inc. Class Aa	910	104,641
Charles River Laboratories International Inc.[a]	2,180	118,178
Covance Inc.[a]	2,552	214,164
Illumina Inc.[a]	5,803	927,958
Mettler-Toledo International Inc.[a]	1,334	343,025
PAREXEL International Corp.[a]	2,624	140,541
PerkinElmer Inc.	5,093	235,398
TECHNE Corp.	1,505	140,447
Thermo Fisher Scientific Inc.	18,100	2,199,150
Waters Corp.[a]	3,840	397,210

		5,667,278
MACHINERY — 1.97%
Actuant Corp. Class A	3,298	106,459
AGCO Corp.	4,121	200,734
Caterpillar Inc.	28,320	2,853,240
Chart Industries Inc.[a]	1,352	102,820
CLARCOR Inc.	2,265	134,337
Colfax Corp.[a]	4,409	277,635
Crane Co.	2,179	149,501
Cummins Inc.	7,758	1,081,388
Deere & Co.	16,504	1,404,655
Donaldson Co. Inc.	6,125	237,589
Dover Corp.	7,477	641,228
Flowserve Corp.	6,161	456,160
Graco Inc.	2,716	201,391
Harsco Corp.	3,614	91,326
Hillenbrand Inc.	2,796	84,020
IDEX Corp.	3,612	273,862

Security	Shares	Value

Illinois Tool Works Inc.	17,221	$1,418,494
Ingersoll-Rand PLC	11,388	669,501
ITT Corp.	4,164	191,419
Joy Global Inc.	4,528	268,329
Kennametal Inc.	3,562	150,601
Lincoln Electric Holdings Inc.	3,709	246,426
Manitowoc Co. Inc. (The)	5,980	158,829
Middleby Corp. (The)[a]	2,598	189,290
Mueller Industries Inc.	2,531	70,438
Navistar International Corp.[a,b]	3,025	106,389
Nordson Corp.	2,688	202,057
Oshkosh Corp.	4,009	185,296
PACCAR Inc.	16,183	1,007,715
Pall Corp.	5,017	388,667
Parker Hannifin Corp.	6,732	773,843
Pentair PLC	8,757	561,061
Snap-on Inc.	2,610	313,722
SPX Corp.	2,062	204,406
Stanley Black & Decker Inc.	7,005	612,587
Terex Corp.	5,000	172,550
Timken Co. (The)	3,591	159,081
Toro Co. (The)	2,502	148,444
Trinity Industries Inc.	7,134	311,328
Valmont Industries Inc.	1,271	185,096
WABCO Holdings Inc.[a]	2,760	269,045
Wabtec Corp.	4,305	347,327
Woodward Inc.	2,734	136,591
Xylem Inc.	8,404	296,577

		18,041,454
MARINE — 0.04%
Kirby Corp.[a]	2,564	298,603
Matson Inc.	1,922	51,798

		350,401
MEDIA — 3.67%
AMC Networks Inc. Class Aa	2,697	161,469
Cablevision NY Group Class Ab	9,671	185,877
CBS Corp. Class B NVS	22,058	1,253,556
Charter Communications Inc. Class Aa	3,232	499,409
Cinemark Holdings Inc.	4,622	151,602
Comcast Corp. Class A	117,960	6,337,991
DIRECTV[a]	21,257	1,829,165
Discovery Communications Inc. Series Aa	9,821	836,847
DISH Network Corp. Class Aa	9,510	588,289
DreamWorks Animation SKG Inc. Class Aa,b	3,233	64,660
Gannett Co. Inc.	10,366	339,175
Interpublic Group of Companies Inc. (The)	18,909	372,696
John Wiley & Sons Inc. Class A	2,065	124,086
Lamar Advertising Co. Class A	2,852	143,028
Liberty Global PLC Series Aa	10,044	417,830
Liberty Global PLC Series C NVS[a,b]	24,022	960,640
Liberty Media Corp. Class Aa	4,516	212,478
Liberty Media Corp. Class Ca	9,032	424,504
Live Nation Entertainment Inc.[a]	6,370	147,848
Madison Square Garden Inc. Class Aa	2,779	164,906
Meredith Corp.	1,638	75,217
Morningstar Inc.	989	67,064
New York Times Co. (The) Class A	5,714	71,368
News Corp. Class A NVS[a]	22,397	395,307
Omnicom Group Inc.	11,628	813,844

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

Regal Entertainment Group Class A	3,573	$69,530
Scripps Networks Interactive Inc. Class A	4,863	400,760
Sinclair Broadcast Group Inc. Class A	3,374	109,014
Sirius XM Holdings Inc.[a]	135,724	458,747
Starz Series Aa	4,010	114,325
Time Inc.[a]	5,024	121,078
Time Warner Cable Inc.	12,666	1,837,837
Time Warner Inc.	39,946	3,316,317
Twenty-First Century Fox Inc. Class A	86,861	2,751,756
Viacom Inc. Class B NVS	17,744	1,466,896
Walt Disney Co. (The)	73,059	6,274,307

		33,559,423
METALS & MINING — 0.64%
Alcoa Inc.	52,811	865,572
Allegheny Technologies Inc.	4,852	182,678
Carpenter Technology Corp.	2,441	132,156
Cliffs Natural Resources Inc.[b]	6,831	119,201
Coeur Mining Inc.[a]	4,695	36,621
Commercial Metals Co.	5,184	89,372
Compass Minerals International Inc.	1,477	127,052
Freeport-McMoRan Inc.	47,119	1,753,769
Kaiser Aluminum Corp.	882	68,108
Newmont Mining Corp.	22,419	558,457
Nucor Corp.	14,335	719,904
Reliance Steel & Aluminum Co.	3,513	239,762
Royal Gold Inc.	2,940	222,176
Steel Dynamics Inc.	10,825	229,598
Stillwater Mining Co.[a]	5,147	92,131
TimkenSteel Corp.[a]	1,795	78,101
United States Steel Corp.	6,515	218,187
Worthington Industries Inc.	2,429	92,909

		5,825,754
MULTI-UTILITIES — 1.07%
Alliant Energy Corp.	5,013	283,235
Ameren Corp.	10,945	420,835
Avista Corp.	2,696	83,657
Black Hills Corp.	2,000	105,420
CenterPoint Energy Inc.	19,313	469,692
CMS Energy Corp.	12,379	358,125
Consolidated Edison Inc.	13,202	740,500
Dominion Resources Inc.	26,349	1,782,246
DTE Energy Co.	7,985	589,453
Integrys Energy Group Inc.	3,540	232,083
MDU Resources Group Inc.	8,571	270,072
NiSource Inc.	14,446	544,325
NorthWestern Corp.	1,681	77,696
PG&E Corp.	21,088	942,001
Public Service Enterprise Group Inc.	22,813	802,333
SCANA Corp.	6,367	323,953
Sempra Energy	10,410	1,037,981
TECO Energy Inc.	10,558	184,343
Vectren Corp.	3,713	141,428
Wisconsin Energy Corp.	10,092	439,809

		9,829,187
MULTILINE RETAIL — 0.61%
Big Lots Inc.	2,594	113,488
Dillard’s Inc. Class A	1,085	129,354

Security	Shares	Value

Dollar General Corp.[a]	13,763	$760,130
Dollar Tree Inc.[a]	9,353	509,458
Family Dollar Stores Inc.	4,348	325,013
J.C. Penney Co. Inc.[a,b]	13,150	123,347
Kohl’s Corp.	8,798	471,045
Macy’s Inc.	16,352	944,982
Nordstrom Inc.	6,479	448,541
Sears Holdings Corp.[a,b]	2,033	77,559
Target Corp.	28,648	1,707,134

		5,610,051
OIL, GAS & CONSUMABLE FUELS — 7.86%
Alpha Natural Resources Inc.[a,b]	9,890	33,527
Anadarko Petroleum Corp.	22,932	2,450,284
Apache Corp.	17,498	1,796,345
Cabot Oil & Gas Corp.	18,994	625,852
Cheniere Energy Inc.[a]	9,840	696,278
Chesapeake Energy Corp.	22,776	600,603
Chevron Corp.	86,274	11,150,052
Cimarex Energy Co.	3,902	542,456
Cobalt International Energy Inc.[a]	13,446	215,405
Concho Resources Inc.[a]	5,048	710,758
ConocoPhillips	55,700	4,595,250
CONSOL Energy Inc.	10,297	399,730
Continental Resources Inc.[a]	1,917	281,377
Denbury Resources Inc.	16,347	277,082
Devon Energy Corp.	17,404	1,314,002
Energen Corp.	3,239	264,400
Energy XXI (Bermuda) Ltd.	4,208	83,992
EOG Resources Inc.	24,735	2,706,998
EQT Corp.	6,931	650,266
EXCO Resources Inc.[b]	8,447	38,941
Exxon Mobil Corp.	194,600	19,253,724
Gulfport Energy Corp.[a]	3,777	201,730
Hess Corp.	11,974	1,185,186
HollyFrontier Corp.	8,969	421,633
Kinder Morgan Inc.	30,153	1,084,905
Kodiak Oil & Gas Corp.[a]	12,146	188,749
Marathon Oil Corp.	30,671	1,188,501
Marathon Petroleum Corp.	13,095	1,093,171
Murphy Oil Corp.	7,653	475,481
Newfield Exploration Co.[a]	6,095	245,628
Noble Energy Inc.	16,206	1,077,537
Oasis Petroleum Inc.[a]	4,319	230,851
Occidental Petroleum Corp.	35,647	3,483,068
ONEOK Inc.	9,471	610,216
Peabody Energy Corp.	12,170	184,619
Phillips 66	25,671	2,082,175
Pioneer Natural Resources Co.	6,468	1,432,403
QEP Resources Inc.	8,058	266,317
Range Resources Corp.	7,654	578,566
Rosetta Resources Inc.[a]	2,828	144,426
SandRidge Energy Inc.[a,b]	15,604	93,000
SemGroup Corp. Class A	1,877	144,679
SM Energy Co.	3,022	237,348
Southwestern Energy Co.[a]	15,848	643,112
Spectra Energy Corp.	30,251	1,237,871
Teekay Corp.	1,694	94,288
Tesoro Corp.	6,006	369,609
Ultra Petroleum Corp.[a,b]	6,806	155,993
Valero Energy Corp.	24,268	1,232,814
Western Refining Inc.	3,436	140,739

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

Whiting Petroleum Corp.[a]	5,318	$470,590
Williams Companies Inc. (The)	33,414	1,892,235
World Fuel Services Corp.	3,254	139,759
WPX Energy Inc.[a]	9,030	185,747

		71,900,268
PAPER & FOREST PRODUCTS — 0.13%
Domtar Corp.	2,903	104,276
International Paper Co.	19,653	933,517
Louisiana-Pacific Corp.[a]	6,279	85,018
Resolute Forest Products Inc.[a]	4,340	66,793
Veritiv Corp.[a,b]	375	14,970

		1,204,574
PERSONAL PRODUCTS — 0.16%
Avon Products Inc.	19,419	256,331
Estee Lauder Companies Inc. (The) Class A	11,548	848,316
Herbalife Ltd.[b]	3,697	193,723
Nu Skin Enterprises Inc. Class A	2,661	156,174

		1,454,544
PHARMACEUTICALS — 5.30%
AbbVie Inc.	72,138	3,775,703
Actavis PLC[a]	11,971	2,564,906
Allergan Inc.	13,525	2,243,256
Bristol-Myers Squibb Co.	75,172	3,805,207
Eli Lilly and Co.	44,645	2,726,024
Endo International PLC[a]	6,374	427,568
Hospira Inc.[a]	7,463	413,973
Impax Laboratories Inc.[a]	2,935	68,650
Jazz Pharmaceuticals PLC[a]	2,476	345,971
Johnson & Johnson	128,196	12,831,138
Mallinckrodt PLC[a]	2,646	184,214
Merck & Co. Inc.	132,537	7,520,149
Mylan Inc.[a]	16,819	830,354
Nektar Therapeutics[a,b]	6,004	63,342
Perrigo Co. PLC	6,064	912,329
Pfizer Inc.	289,218	8,300,557
Questcor Pharmaceuticals Inc.[b]	2,553	229,693
Salix Pharmaceuticals Ltd.[a]	2,936	387,288
Theravance Biopharma Inc.[a,b]	989	27,722
Theravance Inc.[a,b]	3,464	75,169
VIVUS Inc.[a,b]	4,499	21,685
Zoetis Inc.	22,574	742,910

		48,497,808
PROFESSIONAL SERVICES — 0.35%
Acacia Research Corp.	2,285	38,982
Advisory Board Co. (The)[a,b]	1,642	82,330
Corporate Executive Board Co. (The)	1,492	92,608
Dun & Bradstreet Corp. (The)	1,741	191,562
Equifax Inc.	5,511	419,332
FTI Consulting Inc.[a]	1,860	68,746
IHS Inc. Class Aa	2,813	369,544
Manpowergroup Inc.	3,573	278,301
Nielsen NV	13,709	632,122
Robert Half International Inc.	6,290	306,008
Towers Watson & Co. Class A	2,925	298,409
Verisk Analytics Inc. Class Aa	6,722	403,589

		3,181,533

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.32%
Alexandria Real Estate Equities Inc.	3,240	$254,664
American Campus Communities Inc.	4,721	183,741
American Capital Agency Corp.	15,974	369,319
American Realty Capital Properties Inc.	41,449	543,396
American Tower Corp.	17,918	1,691,280
Annaly Capital Management Inc.	42,794	475,013
Apartment Investment and Management Co. Class A	6,608	225,861
ARMOUR Residential REIT Inc.	16,854	70,955
AvalonBay Communities Inc.	5,576	825,694
BioMed Realty Trust Inc.	8,790	188,985
Boston Properties Inc.	6,904	824,683
Brandywine Realty Trust	7,170	111,494
Camden Property Trust	3,823	276,632
CBL & Associates Properties Inc.	7,840	146,608
Chimera Investment Corp.	45,981	145,760
Columbia Property Trust Inc.	5,627	143,545
Corporate Office Properties Trust[b]	3,900	110,643
Corrections Corp. of America	5,231	168,543
Crown Castle International Corp.	15,181	1,126,127
CubeSmart	5,891	107,275
CYS Investments Inc.	7,894	70,099
DCT Industrial Trust Inc.	14,111	110,489
DDR Corp.	13,070	229,248
DiamondRock Hospitality Co.	8,708	106,760
Digital Realty Trust Inc.[b]	6,135	395,033
Douglas Emmett Inc.	5,933	169,031
Duke Realty Corp.	15,359	276,308
DuPont Fabros Technology Inc.[b]	2,986	81,846
EastGroup Properties Inc.	1,364	85,059
EPR Properties[b]	2,507	135,127
Equity Commonwealth	5,485	147,327
Equity Lifestyle Properties, Inc.	3,517	155,768
Equity Residential	15,152	979,577
Essex Property Trust Inc.	2,829	536,294
Extra Space Storage Inc.	4,962	256,684
Federal Realty Investment Trust	3,049	372,283
Franklin Street Properties Corp.	4,008	48,657
Gaming and Leisure Properties Inc.	4,173	140,505
General Growth Properties Inc.	23,578	551,018
GEO Group Inc. (The)	3,507	120,676
Hatteras Financial Corp.	4,481	85,811
HCP Inc.	20,959	870,427
Health Care REIT Inc.	13,816	879,112
Healthcare Realty Trust Inc.	4,366	107,840
Highwoods Properties Inc.	4,048	170,299
Home Properties Inc.	2,531	166,514
Hospitality Properties Trust	6,657	190,190
Host Hotels & Resorts Inc.	34,145	742,312
Invesco Mortgage Capital Inc.	5,877	99,791
Kilroy Realty Corp.	3,724	230,292
Kimco Realty Corp.	18,351	410,695
LaSalle Hotel Properties	4,630	161,078
Lexington Realty Trust	9,214	100,801
Liberty Property Trust	6,616	232,685
Macerich Co. (The)	6,366	413,854
Mack-Cali Realty Corp.[b]	4,010	84,611
Medical Properties Trust Inc.[b]	7,463	100,452
MFA Financial Inc.	16,721	136,109

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

Mid-America Apartment Communities Inc.	3,399	$237,658
National Retail Properties Inc.[b]	5,535	196,880
Omega Healthcare Investors Inc.	5,551	202,834
Piedmont Office Realty Trust Inc. Class A	6,826	132,766
Plum Creek Timber Co. Inc.	7,983	330,257
Post Properties Inc.	2,461	133,386
Potlatch Corp.	1,799	74,299
Prologis Inc.	22,828	931,611
Public Storage	6,575	1,128,336
Rayonier Inc.	5,631	191,792
Realty Income Corp.[b]	9,935	427,702
Redwood Trust Inc.[b]	3,692	70,074
Regency Centers Corp.	4,192	227,877
Retail Properties of America Inc. Class A	8,429	126,856
RLJ Lodging Trust	5,963	167,203
Ryman Hospitality Properties Inc.	2,295	109,586
Senior Housing Properties Trust	9,125	208,598
Simon Property Group Inc.	14,093	2,370,302
SL Green Realty Corp.	4,210	453,838
Sovran Self Storage Inc.	1,455	111,628
Spirit Realty Capital Inc.	17,491	202,371
Starwood Property Trust Inc.	9,835	232,106
Starwood Waypoint Residential Trust[a]	1,760	46,270
Sunstone Hotel Investors Inc.	9,109	129,257
Tanger Factory Outlet Centers Inc.	4,197	145,426
Taubman Centers Inc.	2,871	211,191
Two Harbors Investment Corp.	16,588	169,695
UDR Inc.	11,318	329,127
Ventas Inc.	13,066	829,691
Vornado Realty Trust	7,867	834,059
Washington Prime Group Inc.[a]	7,039	132,967
Washington Real Estate Investment Trust	2,948	79,950
Weingarten Realty Investors	5,003	164,649
Weyerhaeuser Co.	23,826	746,230
WP Carey Inc.	2,646	173,922

		30,401,274
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
Alexander & Baldwin Inc.	1,937	73,935
Altisource Portfolio Solutions SAa,b	763	82,694
CBRE Group Inc. Class Aa	12,463	384,359
Forest City Enterprises Inc. Class Aa	7,183	137,698
Howard Hughes Corp. (The)[a]	1,428	207,660
Jones Lang LaSalle Inc.	1,993	246,534
Realogy Holdings Corp.[a]	6,568	241,440
St. Joe Co. (The)[a,b]	3,877	88,551

		1,462,871
ROAD & RAIL — 1.03%
Avis Budget Group Inc.[a]	4,843	272,128
Con-way Inc.	2,479	122,339
CSX Corp.	45,508	1,361,599
Genesee & Wyoming Inc. Class Aa	2,277	227,085
Hertz Global Holdings Inc.[a]	20,835	587,964
J.B. Hunt Transport Services Inc.	4,150	320,629
Kansas City Southern Industries Inc.	4,951	539,956
Landstar System Inc.	2,115	139,865
Norfolk Southern Corp.	13,991	1,422,325
Old Dominion Freight Line Inc.[a]	3,158	200,470
Ryder System Inc.	2,377	204,731

Security	Shares	Value

Union Pacific Corp.	41,010	$4,031,693

		9,430,784
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.39%
Advanced Micro Devices Inc.[a,b]	30,819	120,502
Altera Corp.	14,457	473,033
Analog Devices Inc.	14,299	709,659
Applied Materials Inc.	55,527	1,163,846
Atmel Corp.[a]	18,690	153,258
Avago Technologies Ltd.	11,419	792,250
Broadcom Corp. Class A	25,378	970,962
Cavium Inc.[a]	2,269	105,849
Cirrus Logic Inc.[a]	2,899	65,025
Cree Inc.[a,b]	5,435	256,695
Cypress Semiconductor Corp.[a]	6,078	61,449
Fairchild Semiconductor International Inc.[a]	5,693	86,647
First Solar Inc.[a,b]	3,169	199,996
Integrated Device Technology Inc.[a]	6,503	93,383
Intel Corp.	225,770	7,651,345
International Rectifier Corp.[a]	3,082	76,557
KLA-Tencor Corp.	7,498	536,032
Lam Research Corp.	7,326	512,820
Linear Technology Corp.	10,762	474,981
Marvell Technology Group Ltd.	19,386	258,609
Maxim Integrated Products Inc.	12,758	373,937
Microchip Technology Inc.	8,958	403,289
Micron Technology Inc.[a]	48,565	1,483,661
Microsemi Corp.[a]	4,207	100,884
NVIDIA Corp.	25,065	438,637
ON Semiconductor Corp.[a]	20,233	173,194
PMC-Sierra Inc.[a]	8,853	59,581
RF Micro Devices Inc.[a,b]	13,673	152,591
Semtech Corp.[a]	3,120	69,670
Silicon Laboratories Inc.[a]	1,710	69,648
Skyworks Solutions Inc.	8,634	438,262
SunEdison Inc.[a]	11,330	226,600
Synaptics Inc.[a]	1,659	119,830
Teradyne Inc.	8,591	156,528
Texas Instruments Inc.	48,863	2,259,914
Veeco Instruments Inc.[a,b]	1,742	60,465
Xilinx Inc.	12,110	498,084

		21,847,673
SOFTWARE — 3.71%
ACI Worldwide Inc.[a]	5,019	94,056
Activision Blizzard Inc.	22,413	501,603
Adobe Systems Inc.[a]	20,921	1,445,850
ANSYS Inc.[a]	4,190	322,379
Aspen Technology Inc.[a]	4,219	183,273
Autodesk Inc.[a]	10,357	552,546
CA Inc.	14,706	424,709
Cadence Design Systems Inc.[a]	13,044	219,531
Citrix Systems Inc.[a]	7,403	501,405
CommVault Systems Inc.[a]	2,009	96,472
Compuware Corp.	9,576	87,142
Concur Technologies Inc.[a,b]	2,138	198,749
Electronic Arts Inc.[a]	14,293	480,245
FactSet Research Systems Inc.	1,837	220,679
Fair Isaac Corp.	1,483	84,753
Fortinet Inc.[a]	6,279	154,149
Guidewire Software Inc.[a]	2,954	119,637

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

Informatica Corp.[a]	4,867	$154,381
Intuit Inc.	12,895	1,057,003
Mentor Graphics Corp.	4,271	84,352
MICROS Systems Inc.[a]	3,418	231,159
Microsoft Corp.	340,623	14,701,289
NetSuite Inc.[a,b]	1,353	114,071
Nuance Communications Inc.[a,b]	12,131	220,542
Oracle Corp.	155,761	6,291,187
Progress Software Corp.[a]	2,341	54,264
PTC Inc.[a]	5,398	194,112
QLIK Technologies Inc.[a,b]	4,005	105,972
Red Hat Inc.[a]	8,488	493,323
Rovi Corp.[a]	4,651	108,694
Salesforce.com Inc.[a,b]	25,660	1,392,055
ServiceNow Inc.[a,b]	4,799	282,181
SolarWinds Inc.[a]	3,028	124,572
Solera Holdings Inc.	3,114	199,296
Splunk Inc.[a]	4,224	198,612
SS&C Technologies Holdings Inc.[a,b]	2,771	120,012
Symantec Corp.	31,211	738,452
Synopsys Inc.[a]	6,941	262,162
Take-Two Interactive Software Inc.[a]	4,054	90,729
TIBCO Software Inc.[a]	7,013	135,351
TiVo Inc.[a]	5,453	73,397
Tyler Technologies Inc.[a]	1,306	118,493
Ultimate Software Group Inc. (The)[a,b]	1,261	170,122
VMware Inc. Class Aa,b	3,874	384,921
Workday Inc. Class Aa,b	1,456	122,071

		33,909,953
SPECIALTY RETAIL — 2.14%
Aaron’s Inc.	3,140	82,833
Abercrombie & Fitch Co. Class A	3,376	132,812
Advance Auto Parts Inc.	3,369	408,020
Aeropostale Inc.[a,b]	3,633	12,062
American Eagle Outfitters Inc.	7,488	79,822
ANN INC.[a]	1,953	71,773
Ascena Retail Group Inc.[a]	5,706	91,638
AutoNation Inc.[a,b]	2,817	150,202
AutoZone Inc.[a]	1,507	779,164
Bed Bath & Beyond Inc.[a,b]	9,255	585,749
Best Buy Co. Inc.	12,372	367,820
Buckle Inc. (The)[b]	1,212	53,934
Cabela’s Inc.[a,b]	2,064	120,455
CarMax Inc.[a,b]	10,047	490,394
Chico’s FAS Inc.	6,978	110,322
Children’s Place Inc. (The)	1,069	53,664
CST Brands Inc.	3,396	113,528
Dick’s Sporting Goods Inc.	4,647	197,637
DSW Inc. Class A	3,374	89,715
Express Inc.[a]	3,604	56,078
Foot Locker Inc.	6,575	312,510
GameStop Corp. Class A	5,256	220,594
Gap Inc. (The)	11,961	479,756
Genesco Inc.[a,b]	1,105	84,278
GNC Holdings Inc. Class A	4,290	140,755
Group 1 Automotive Inc.	962	71,111
Guess? Inc.	2,771	72,074
Home Depot Inc. (The)	62,063	5,017,793
L Brands Inc.	11,214	650,076
Lowe’s Companies Inc.	45,245	2,164,973
Lumber Liquidators Holdings Inc.[a,b]	1,245	67,504

Security	Shares	Value

Men’s Wearhouse Inc. (The)	2,050	$103,156
Murphy USA Inc.[a,b]	2,044	101,014
O’Reilly Automotive Inc.[a]	4,819	722,850
Outerwall Inc.[a,b]	896	49,298
PetSmart Inc.	4,617	314,602
Pier 1 Imports Inc.	4,515	67,996
Rent-A-Center Inc.	2,403	57,528
Ross Stores Inc.	9,758	628,415
Sally Beauty Holdings Inc.[a]	6,286	163,122
Signet Jewelers Ltd.	3,623	368,785
Staples Inc.	29,780	345,150
Tiffany & Co.	5,096	497,421
TJX Companies Inc. (The)	31,771	1,693,077
Tractor Supply Co.	6,254	388,811
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,893	267,111
Urban Outfitters Inc.[a]	4,494	160,571
Vitamin Shoppe Inc.[a]	1,370	58,430
Williams-Sonoma Inc.	3,887	260,701

		19,577,084
TEXTILES, APPAREL & LUXURY GOODS — 0.84%
Carter’s Inc.	2,450	187,572
Coach Inc.	12,414	429,028
Crocs Inc.[a]	3,981	63,178
Deckers Outdoor Corp.[a]	1,549	137,102
Fossil Group Inc.[a]	2,191	214,718
Hanesbrands Inc.	4,590	448,489
Iconix Brand Group Inc.[a,b]	2,326	98,227
Kate Spade & Co.[a]	5,948	225,013
Lululemon Athletica Inc.[a,b]	4,807	184,925
Michael Kors Holdings Ltd.[a]	8,212	669,114
Nike Inc. Class B	33,464	2,581,078
PVH Corp.	3,698	407,446
Ralph Lauren Corp.	2,690	419,263
Steven Madden Ltd.[a]	2,549	81,186
Under Armour Inc. Class Aa,b	7,430	495,953
VF Corp.	15,618	956,915
Wolverine World Wide Inc.	4,520	109,655

		7,708,862
THRIFTS & MORTGAGE FINANCE — 0.14%
Capitol Federal Financial Inc.	6,320	73,944
Hudson City Bancorp Inc.	21,448	209,118
MGIC Investment Corp.[a]	15,254	112,727
New York Community Bancorp Inc.	19,873	315,583
Ocwen Financial Corp.[a,b]	5,240	158,091
People’s United Financial Inc.	13,645	198,125
Radian Group Inc.	8,853	112,079
Washington Federal Inc.	4,453	93,335

		1,273,002
TOBACCO — 1.24%
Altria Group Inc.	90,166	3,660,740
Lorillard Inc.	16,380	990,662
Philip Morris International Inc.	71,369	5,852,972
Reynolds American Inc.	14,065	785,530
Universal Corp.	1,009	52,397

		11,342,301

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2014

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.31%
Air Lease Corp.	3,977	$137,008
Applied Industrial Technologies Inc.	1,935	93,770
Beacon Roofing Supply Inc.[a]	2,191	60,559
Fastenal Co.	12,511	554,863
GATX Corp.	2,084	129,208
MRC Global Inc.[a]	4,588	123,096
MSC Industrial Direct Co. Inc. Class A	2,179	185,847
NOW Inc.[a]	4,855	156,282
United Rentals Inc.[a,b]	4,415	467,549
W.W. Grainger Inc.	2,769	651,130
Watsco Inc.	1,206	108,021
WESCO International Inc.[a]	1,967	154,390

		2,821,723
WATER UTILITIES — 0.06%
American Water Works Co. Inc.	8,276	395,344
Aqua America Inc.	7,915	188,219

		583,563
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
NII Holdings Inc.[a,b]	7,663	5,251
SBA Communications Corp. Class Aa	5,797	619,873
Sprint Corp.[a]	38,682	284,313
T-Mobile US Inc.[a]	11,600	382,104
Telephone & Data Systems Inc.	4,550	113,750

		1,405,291

TOTAL COMMON STOCKS (Cost: $650,326,264)		914,119,816

SHORT-TERM INVESTMENTS — 2.56%

MONEY MARKET FUNDS — 2.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	20,456,177	20,456,177
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,275,935	1,275,935

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,682,060	$1,682,060

		23,414,172

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,414,172)		23,414,172

TOTAL INVESTMENTS IN SECURITIES — 102.44% (Cost: $673,740,436)		937,533,988
Other Assets Less Liabilities — (2.44)%		(22,361,939)

NET ASSETS — 100.00%		$915,172,049

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

21

Schedule of Investments  (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.14%

AUSTRIA — 1.72%
BUWOG AGa	14,252	$275,550
CA Immobilien Anlagen AG	20,468	409,560
conwert Immobilien Invest SE	17,192	210,891

		896,001
BELGIUM — 2.96%
Aedifica SA	2,464	165,501
Befimmo SA	4,704	368,007
Cofinimmo SA	4,732	586,669
Intervest Offices & Warehouses NV	1,904	56,314
Leasinvest Real Estate SCA	560	61,441
Warehouses De Pauw SCA	3,080	232,715
Wereldhave Belgium NV	560	72,306

		1,542,953
FINLAND — 1.47%
Citycon OYJ	73,136	269,104
Sponda OYJ	67,564	348,043
Technopolis OYJ	26,740	148,121

		765,268
FRANCE — 22.47%
Affine SA	1,624	31,724
ANF Immobilier	1,904	62,415
Fonciere des Regions	9,464	949,586
Gecina SA	5,152	735,179
Icade	9,912	956,076
Klepierre	27,384	1,295,400
Mercialys	11,620	275,581
Societe de la Tour Eiffel	1,008	78,225
Unibail-Rodamco SE	27,300	7,329,224

		11,713,410
GERMANY — 11.31%
Alstria Office REIT AG	19,040	251,902
Deutsche Annington Immobilien SE	17,528	537,296
Deutsche EuroShop AG	12,880	608,685
Deutsche Wohnen AG Bearer	80,304	1,742,250
DIC Asset AG	9,688	91,840
DO Deutsche Office AGa	18,256	82,317
GAGFAH SAa	60,676	1,065,141
Hamborner REIT AG	12,740	134,136
LEG Immobilien AGa	13,692	959,596
TAG Immobilien AG	34,776	424,356

		5,897,519
GREECE — 0.27%
Eurobank Properties Real Estate Investment Co.	10,891	138,290

		138,290

Security	Shares	Value

ITALY — 0.47%
Beni Stabili SpA	231,868	$188,470
Immobiliare Grande Distribuzione SpA	38,892	56,721

		245,191
NETHERLANDS — 5.00%
Corio NV	18,732	995,644
Eurocommercial Properties NV	11,648	581,789
Nieuwe Steen Investments NV	36,652	214,552
VastNed Retail NV	5,320	270,917
Wereldhave NV	6,076	540,706

		2,603,608
NORWAY — 0.41%
Norwegian Property ASA[a]	146,356	212,630

		212,630
SPAIN — 1.58%
Inmobiliaria Colonial SAa	471,156	361,223
Merlin Properties Socimi SAa	35,140	464,531

		825,754
SWEDEN — 6.68%
Castellum AB	46,060	773,675
Dios Fastigheter AB	10,612	87,205
Fabege AB	37,156	508,975
Fastighets AB Balder Class Ba	25,396	322,693
Hemfosa Fastigheter ABa	11,060	176,567
Hufvudstaden AB Class A	31,108	426,803
Klovern AB	21,336	106,279
Kungsleden AB	38,332	269,203
Wallenstam AB Class B	28,084	465,224
Wihlborgs Fastigheter AB	18,564	345,423

		3,482,047
SWITZERLAND — 5.63%
Allreal Holding AG Registered	2,688	368,037
Mobimo Holding AG Registered	1,708	347,686
PSP Swiss Property AG Registered	11,172	989,668
Swiss Prime Site AG Registered	15,456	1,227,233

		2,932,624
UNITED KINGDOM — 38.17%
Big Yellow Group PLC	36,148	306,059
British Land Co. PLC	283,976	3,370,439
Capital & Counties Properties PLC	204,316	1,106,934
Daejan Holdings PLC	1,372	110,467
Derwent London PLC	25,984	1,173,928
Development Securities PLC	35,112	124,191
Grainger PLC	115,528	419,544
Great Portland Estates PLC	96,712	1,043,352
Hammerson PLC	198,576	2,014,887
Hansteen Holdings PLC	192,864	344,172
Helical Bar PLC	27,944	161,466
Intu Properties PLC	249,676	1,385,983
Land Securities Group PLC	220,892	3,889,679

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

July 31, 2014

Security	Shares	Value

LondonMetric Property PLC	164,304	$391,126
Primary Health Properties PLC	29,904	171,908
Quintain Estates and Development PLC[a]	135,520	201,342
Redefine International PLC	238,280	207,178
Safestore Holdings PLC	58,240	202,553
Schroder REIT Ltd.	132,748	116,542
SEGRO PLC	208,544	1,260,111
Shaftesbury PLC	78,148	892,555
St. Modwen Properties PLC	49,588	310,348
UNITE Group PLC (The)	56,588	388,455
Workspace Group PLC	29,344	303,441

		19,896,660

TOTAL COMMON STOCKS (Cost: $45,804,432)		51,151,955

INVESTMENT COMPANIES — 1.64%

UNITED KINGDOM — 1.64%
F&C Commercial Property Trust Ltd.	139,440	287,208
F&C UK Real Estate Investments Ltd.	62,496	91,004
Medicx Fund Ltd.	99,092	136,347
Picton Property Income Ltd.	123,732	128,994
Standard Life Investment Property Income Trust PLC	43,904	55,592
UK Commercial Property Trust Ltd.	114,716	158,329

		857,474

TOTAL INVESTMENT COMPANIES (Cost: $776,270)		857,474

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,921	2,921

		2,921

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,921)		2,921

TOTAL INVESTMENTS IN SECURITIES — 99.79% (Cost: $46,583,623)		52,012,350
Other Assets, Less Liabilities — 0.21%		110,300

NET ASSETS — 100.00%		$52,122,650

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

23

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL REIT ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AUSTRALIA — 8.26%
BWP Trust	1,833	$4,363
CFS Retail Property Trust Group	8,178	16,499
Charter Hall Retail REIT	1,185	4,418
Cromwell Group	5,517	5,232
Dexus Property Group	22,440	24,826
Federation Centres	5,535	13,276
Goodman Group	6,633	32,869
GPT Group (The)	6,882	26,041
Investa Office Fund	2,370	7,866
Mirvac Group	14,151	23,878
Scentre Group[a]	20,145	63,678
Stockland Corp. Ltd.	8,898	33,586
Westfield Corp.	7,581	52,719

		309,251
BELGIUM — 0.60%
Aedifica SA	36	2,418
Befimmo SA	66	5,163
Cofinimmo SA	69	8,555
Intervest Offices & Warehouses NV	30	887
Leasinvest Real Estate SCA	9	988
Warehouses De Pauw SCA	42	3,173
Wereldhave Belgium NV	9	1,162

		22,346
CANADA — 4.28%
Allied Properties Real Estate Investment Trust	273	8,767
Artis Real Estate Investment Trust	549	7,842
Boardwalk Real Estate Investment Trust	162	9,658
Calloway Real Estate Investment Trust	414	9,982
Canadian Apartment Properties Real Estate Investment Trust	453	9,570
Canadian Real Estate Investment Trust	267	11,225
Chartwell Retirement Residences	666	6,607
Cominar Real Estate Investment Trust	519	8,972
Crombie Real Estate Investment Trust	303	3,682
Dream Global Real Estate Investment Trust	372	3,096
Dream Office Real Estate Investment Trust	420	11,196
Granite Real Estate Investment Trust	183	6,810
H&R Real Estate Investment Trust	1,080	22,946
InnVest Real Estate Investment Trust	324	1,661
Morguard Real Estate Investment Trust	138	2,273
Northern Property REIT Real Estate Investment Trust	123	3,305
Pure Industrial Real Estate Trust	738	3,112
RioCan Real Estate Investment Trust	1,188	29,551

		160,255
FRANCE — 3.23%
Affine SA	30	586
ANF Immobilier	30	984
Gecina SA	72	10,274
Klepierre	78	3,690
Mercialys	159	3,771
Societe de la Tour Eiffel	15	1,164

Security	Shares	Value

Unibail-Rodamco SE	375	$100,676

		121,145
GERMANY — 0.14%
Alstria Office REIT AG	261	3,453
Hamborner REIT AG	183	1,927

		5,380
GREECE — 0.03%
Eurobank Properties Real Estate Investment Co.	99	1,257

		1,257
HONG KONG — 1.65%
Champion REIT	12,000	5,590
Hui Xian Real Estate Investment Trust	9,000	5,174
Link REIT (The)	9,000	51,038

		61,802
ITALY — 0.09%
Beni Stabili SpA	3,180	2,585
Immobiliare Grande Distribuzione SpA	447	652

		3,237
JAPAN — 6.28%
Advance Residence Investment Corp.	6	14,324
Frontier Real Estate Investment Corp.	3	16,541
GLP J-REIT	9	10,047
Japan Excellent Inc.	6	8,069
Japan Hotel REIT Investment Corp.	12	6,652
Japan Logistics Fund Inc.	3	6,905
Japan Prime Realty Investment Corp.	3	10,430
Japan Real Estate Investment Corp.	6	33,957
Japan Retail Fund Investment Corp.	9	19,919
Mori Hills REIT Investment Corp.	6	8,816
MORI TRUST Sogo REIT Inc.	6	10,298
Nippon Accommodations Fund Inc.	3	11,480
Nippon Building Fund Inc.	3	16,920
Nippon Prologis REIT Inc.	6	14,021
Nomura Real Estate Master Fund Inc.	9	10,931
ORIX JREIT Inc.	9	12,410
TOKYU REIT Inc.	3	4,087
United Urban Investment Corp.	12	19,359

		235,166
MEXICO — 1.04%
Asesor de Activos Prisma SAPI de CV	900	1,231
Concentradora Fibra Danhos SA de CV	900	2,455
Fibra Uno Administracion SAB de CV	8,700	30,545
Macquarie Mexico Real Estate Management SA de CV	2,400	4,839

		39,070
NETHERLANDS — 0.97%
Corio NV	258	13,713
Eurocommercial Properties NV	165	8,242
Nieuwe Steen Investments NV	498	2,915
VastNed Retail NV	75	3,819

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

July 31, 2014

Security	Shares	Value

Wereldhave NV	84	$7,475

		36,164
NEW ZEALAND — 0.11%
Kiwi Income Property Trust	4,173	4,162

		4,162
SINGAPORE — 2.50%
Ascendas REIT	6,000	11,203
CapitaCommercial Trust	9,000	12,009
CapitaMall Trust Management Ltd.	12,000	18,945
CDL Hospitality Trusts	3,000	4,207
Fortune REIT	6,000	5,690
Keppel REIT Management Ltd.	6,000	6,106
Mapletree Commercial Trust	6,000	6,732
Mapletree Greater China Commercial Trust	9,000	6,635
Mapletree Industrial Trust	3,000	3,378
Mapletree Logistics Trust	6,000	5,650
Suntec REIT	9,000	12,910

		93,465
SOUTH AFRICA — 1.65%
Acucap Properties Ltd.	480	2,018
Arrowhead Properties Ltd. Class A	978	693
Arrowhead Properties Ltd. Class B	1,116	787
Capital Property Fund[a]	5,457	5,882
Emira Property Fund	1,626	2,203
Fountainhead Property Trust	1,749	1,309
Growthpoint Properties Ltd.	8,136	18,843
Hyprop Investments Ltd.	897	6,943
Redefine Properties Ltd.	12,942	11,618
Resilient Property Income Fund Ltd.	954	5,706
SA Corporate Real Estate Fund Nominees Pty Ltd.	6,954	2,725
Vukile Property Fund Ltd.	1,968	3,049

		61,776
SPAIN — 0.17%
Merlin Properties Socimi SAa	483	6,385

		6,385
TURKEY — 0.31%
Dogus Gayrimenkul Yatirim Ortakligi ASa	243	496
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,572	9,813
Is Gayrimenkul Yatirim Ortakligi AS	1,095	720
Sinpas Gayrimenkul Yatirim Ortakligi ASa	1,164	472

		11,501
UNITED KINGDOM — 6.26%
Big Yellow Group PLC	495	4,191
British Land Co. PLC	3,912	46,431
Derwent London PLC	360	16,264
Great Portland Estates PLC	1,326	14,305
Hammerson PLC	2,748	27,883
Hansteen Holdings PLC	2,769	4,941
Intu Properties PLC	3,459	19,201
Land Securities Group PLC	3,057	53,831
LondonMetric Property PLC	2,274	5,413

Security	Shares	Value

Primary Health Properties PLC	408	$2,346
Redefine International PLC	3,285	2,856
Safestore Holdings PLC	804	2,796
SEGRO PLC	2,862	17,294
Shaftesbury PLC	1,101	12,575
Workspace Group PLC	402	4,157

		234,484
UNITED STATES — 62.26%
Acadia Realty Trust	276	7,791
Agree Realty Corp.	69	2,020
Alexander’s Inc.	9	3,267
Alexandria Real Estate Equities Inc.	303	23,816
American Campus Communities Inc.	444	17,280
American Homes 4 Rent Class A	579	10,549
American Realty Capital Healthcare Trust Inc.	759	8,099
American Realty Capital Properties Inc.	3,597	47,157
Apartment Investment and Management Co. Class A	606	20,713
Ashford Hospitality Trust Inc.	285	3,280
Associated Estates Realty Corp.	267	4,718
AvalonBay Communities Inc.	516	76,409
Aviv REIT Inc.	126	3,585
BioMed Realty Trust Inc.	816	17,544
Boston Properties Inc.	606	72,387
Brandywine Realty Trust	687	10,683
Brixmor Property Group Inc.	423	9,581
Camden Property Trust	354	25,615
Campus Crest Communities Inc.	342	2,736
CBL & Associates Properties Inc.	711	13,296
Cedar Realty Trust Inc.	402	2,533
Chambers Street Properties	1,005	7,819
Corporate Office Properties Trust	348	9,873
Cousins Properties Inc.	771	9,545
CubeSmart	597	10,871
DCT Industrial Trust Inc.	1,398	10,946
DDR Corp.	1,302	22,837
DiamondRock Hospitality Co.	825	10,114
Digital Realty Trust Inc.	534	34,384
Douglas Emmett Inc.	576	16,410
Duke Realty Corp.	1,332	23,963
DuPont Fabros Technology Inc.	288	7,894
EastGroup Properties Inc.	138	8,606
Education Realty Trust Inc.	642	6,780
Empire State Realty Trust Inc. Class A	330	5,359
EPR Properties	243	13,098
Equity Commonwealth	477	12,812
Equity Lifestyle Properties, Inc.	333	14,749
Equity One Inc.	291	6,757
Equity Residential	1,374	88,829
Essex Property Trust Inc.	249	47,203
Excel Trust Inc.	264	3,419
Extra Space Storage Inc.	441	22,813
Federal Realty Investment Trust	279	34,066
FelCor Lodging Trust Inc.	480	5,026
First Industrial Realty Trust Inc.	465	8,393
First Potomac Realty Trust	267	3,522
Franklin Street Properties Corp.	441	5,354
General Growth Properties Inc.	2,022	47,254
Getty Realty Corp.	123	2,260
Glimcher Realty Trust	618	6,637
HCP Inc.	1,818	75,502
Health Care REIT Inc.	1,227	78,074

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

July 31, 2014

Security	Shares	Value

Healthcare Realty Trust Inc.	423	$10,448
Healthcare Trust of America Inc. Class A	1,059	12,613
Hersha Hospitality Trust	729	4,819
Highwoods Properties Inc.	390	16,407
Home Properties Inc.	246	16,184
Hospitality Properties Trust	624	17,828
Host Hotels & Resorts Inc.	2,997	65,155
Hudson Pacific Properties Inc.	255	6,528
Inland Real Estate Corp.	414	4,281
Investors Real Estate Trust	516	4,396
Kilroy Realty Corp.	348	21,520
Kimco Realty Corp.	1,653	36,994
Kite Realty Group Trust	1,362	8,308
LaSalle Hotel Properties	429	14,925
Lexington Realty Trust	993	10,863
Liberty Property Trust	135	4,748
LTC Properties Inc.	165	6,324
Macerich Co. (The)	570	37,056
Mack-Cali Realty Corp.	393	8,292
Medical Properties Trust Inc.	735	9,893
Mid-America Apartment Communities Inc.	315	22,025
National Health Investors Inc.	135	8,072
National Retail Properties Inc.	510	18,141
New York REIT Inc.	705	7,360
Omega Healthcare Investors Inc.	522	19,074
Parkway Properties Inc.	288	5,970
Pebblebrook Hotel Trust	264	9,610
Pennsylvania Real Estate Investment Trust	285	5,481
Piedmont Office Realty Trust Inc. Class A	690	13,420
Post Properties Inc.	237	12,845
Prologis Inc.	1,983	80,926
PS Business Parks Inc.	90	7,425
Public Storage	567	97,303
Ramco-Gershenson Properties Trust	324	5,378
Realty Income Corp.	891	38,358
Regency Centers Corp.	384	20,874
Retail Opportunity Investments Corp.	342	5,277
Retail Properties of America Inc. Class A	1,005	15,125
RLJ Lodging Trust	570	15,983
Rouse Properties Inc.	159	2,695
Sabra Healthcare REIT Inc.	210	5,817
Saul Centers Inc.	66	3,146
Select Income REIT	186	5,162
Senior Housing Properties Trust	786	17,968
Simon Property Group Inc.	1,221	205,360
SL Green Realty Corp.	4	431
Sovran Self Storage Inc.	138	10,587
Spirit Realty Capital Inc.	1,620	18,743
STAG Industrial Inc.	219	5,002
Strategic Hotels & Resorts Inc.[a]	975	11,125
Sun Communities Inc.	168	8,842
Sunstone Hotel Investors Inc.	840	11,920
Tanger Factory Outlet Centers Inc.	432	14,969
Taubman Centers Inc.	246	18,096
UDR Inc.	1,020	29,662
Ventas Inc.	1,140	72,390
Vornado Realty Trust	666	70,609
Washington Real Estate Investment Trust	294	7,973
Weingarten Realty Investors	462	15,204
Winthrop Realty Trust	159	2,396

Security	Shares	Value

WP Carey Inc.	345	$22,677

		2,331,231

TOTAL COMMON STOCKS (Cost: $3,751,629)		3,738,077

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,288	1,288

		1,288

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,288)		1,288

TOTAL INVESTMENTS IN SECURITIES — 99.86% (Cost: $3,752,917)		3,739,365
Other Assets, Less Liabilities — 0.14%		5,183

NET ASSETS — 100.00%		$3,744,548

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

26

Schedule of Investments  (Unaudited)

iSHARES® INDUSTRIAL/OFFICE REAL ESTATE CAPPED ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

DIVERSIFIED REITS — 15.60%
Chambers Street Properties	42,200	$328,316
Cousins Properties Inc.	32,854	406,733
Duke Realty Corp.	49,387	888,472
Empire State Realty Trust Inc. Class A	13,571	220,393
First Potomac Realty Trust	10,626	140,157
Gladstone Commercial Corp.	3,177	55,439
Liberty Property Trust	22,124	778,101
PS Business Parks Inc.	3,573	294,772

		3,112,383
INDUSTRIAL REITS — 23.33%
DCT Industrial Trust Inc.	58,313	456,591
EastGroup Properties Inc.	5,586	348,343
First Industrial Realty Trust Inc.	19,601	353,798
Monmouth Real Estate Investment Corp. Class A	8,379	86,136
Prologis Inc.	74,498	3,040,263
Rexford Industrial Realty Inc.	3,124	43,205
STAG Industrial Inc.	9,639	220,155
Terreno Realty Corp.	5,724	107,039

		4,655,530
OFFICE REITS — 60.87%
Alexandria Real Estate Equities Inc.	11,942	938,641
BioMed Realty Trust Inc.	34,152	734,268
Boston Properties Inc.	22,677	2,708,768
Brandywine Realty Trust	27,951	434,638
Columbia Property Trust Inc.	22,207	566,501
Corporate Office Properties Trust	14,638	415,280
Douglas Emmett Inc.	23,552	670,997
Equity Commonwealth	21,047	565,322
Franklin Street Properties Corp.[a]	15,824	192,103
Government Properties Income Trust	9,661	225,584
Highwoods Properties Inc.	15,971	671,900
Hudson Pacific Properties Inc.	9,845	252,032
Kilroy Realty Corp.	14,609	903,421
Mack-Cali Realty Corp.	15,660	330,426
New York REIT Inc.	29,144	304,263
Parkway Properties Inc.[a]	12,767	264,660
Piedmont Office Realty Trust Inc. Class A	27,461	534,116
SL Green Realty Corp.	13,305	1,434,279

		12,147,199

TOTAL COMMON STOCKS (Cost: $16,724,747)		19,915,112

SHORT-TERM INVESTMENTS — 2.39%

MONEY MARKET FUNDS — 2.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	414,238	414,238

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	25,838	$25,838
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	36,010	36,010

		476,086

TOTAL SHORT-TERM INVESTMENTS (Cost: $476,086)		476,086

TOTAL INVESTMENTS IN SECURITIES — 102.19% (Cost: $17,200,833)		20,391,198
Other Assets, Less Liabilities — (2.19)%		(437,289)

NET ASSETS — 100.00%		$19,953,909

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

27

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.94%

AUSTRALIA — 13.41%
Australand Property Group	633,255	$2,643,429
BGP Holdings PLC[a,b]	6,603,392	88
BWP Trust	655,529	1,560,180
CFS Retail Property Trust Group	2,897,174	5,844,900
Charter Hall Retail REIT	427,350	1,593,202
Cromwell Group	1,986,789	1,884,060
Dexus Property Group	7,914,004	8,755,601
Federation Centres	1,962,702	4,707,787
Goodman Group	2,352,756	11,658,612
GPT Group (The)	2,425,017	9,175,969
Investa Office Fund	833,203	2,765,424
Mirvac Group	5,024,859	8,478,973
Scentre Group[a]	7,091,357	22,415,633
Stockland Corp. Ltd.	3,159,023	11,923,989
Westfield Corp.	2,647,757	18,412,912

		111,820,759
AUSTRIA — 0.54%
BUWOG AGa	71,225	1,377,072
CA Immobilien Anlagen AG	101,528	2,031,554
conwert Immobilien Invest SE	87,024	1,067,505

		4,476,131
BELGIUM — 0.90%
Aedifica SA	12,173	817,631
Befimmo SA	22,792	1,783,084
Cofinimmo SA	23,310	2,889,953
Intervest Offices & Warehouses NV	8,547	252,790
Leasinvest Real Estate SCA	2,590	284,165
Warehouses De Pauw SCA	15,022	1,135,015
Wereldhave Belgium NV	2,590	334,413

		7,497,051
CANADA — 7.00%
Allied Properties Real Estate Investment Trust	94,276	3,027,501
Artis Real Estate Investment Trust	184,149	2,630,338
Boardwalk Real Estate Investment Trust	53,872	3,211,586
Calloway Real Estate Investment Trust	140,896	3,397,345
Canadian Apartment Properties Real Estate Investment Trust	151,256	3,195,598
Canadian Real Estate Investment Trust	94,017	3,952,747
Chartwell Retirement Residences	238,539	2,366,437
Cominar Real Estate Investment Trust	174,825	3,022,281
Crombie Real Estate Investment Trust	102,305	1,243,279
Dream Global Real Estate Investment Trust	130,277	1,084,196
Dream Office Real Estate Investment Trust	142,709	3,804,175
Extendicare Inc.	119,658	821,058
First Capital Realty Inc.	111,370	1,930,420
Granite Real Estate Investment Trust	63,714	2,370,876
H&R Real Estate Investment Trust	371,406	7,891,077
InnVest Real Estate Investment Trust	117,586	602,701
Killam Properties Inc.	70,966	674,687
Morguard Real Estate Investment Trust	47,915	789,157
Northern Property REIT Real Estate Investment Trust	44,030	1,183,004

Security	Shares	Value

Pure Industrial Real Estate Trust	224,035	$944,583
RioCan Real Estate Investment Trust	411,033	10,224,382

		58,367,428
FINLAND — 0.45%
Citycon OYJ	359,722	1,323,597
Sponda OYJ	331,002	1,705,091
Technopolis OYJ	133,126	737,428

		3,766,116
FRANCE — 6.87%
Affine SA	7,511	146,726
ANF Immobilier	8,547	280,179
Fonciere des Regions	46,361	4,651,707
Gecina SA	25,382	3,621,954
Icade	48,692	4,696,657
Klepierre	134,162	6,346,533
Mercialys	57,498	1,363,626
Societe de la Tour Eiffel	4,921	381,889
Unibail-Rodamco SE	133,126	35,740,305

		57,229,576
GERMANY — 3.45%
Alstria Office REIT AG	92,204	1,219,873
Deutsche Annington Immobilien SE	85,211	2,612,023
Deutsche EuroShop AG	62,937	2,974,288
Deutsche Wohnen AG Bearer	392,126	8,507,438
DIC Asset AG	47,656	451,766
DO Deutsche Office AGa	91,427	412,250
GAGFAH SAa	296,037	5,196,800
Hamborner REIT AG	58,275	613,561
LEG Immobilien AGa	66,822	4,683,183
TAG Immobilien AG	170,940	2,085,906

		28,757,088
GREECE — 0.08%
Eurobank Properties Real Estate Investment Co.	53,095	674,180

		674,180
HONG KONG — 15.17%
Champion REIT	3,367,000	1,568,360
Hang Lung Properties Ltd.[c]	3,108,000	9,644,764
Henderson Land Development Co. Ltd.[c]	1,554,440	9,918,266
Hongkong Land Holdings Ltd.	1,554,000	10,644,900
Hysan Development Co. Ltd.[c]	777,000	3,749,627
Kerry Properties Ltd.[c]	906,500	3,333,559
Link REIT (The)	3,108,000	17,625,254
New World Development Co. Ltd.	6,993,333	8,870,196
Sino Land Co. Ltd.[c]	4,144,800	7,166,447
Sun Hung Kai Properties Ltd.	2,105,000	32,022,955
Swire Properties Ltd.	1,605,800	5,262,846
Wharf (Holdings) Ltd. (The)	2,072,900	16,636,587

		126,443,761

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2014

Security	Shares	Value

ISRAEL — 0.20%
Azrieli Group Ltd.	50,505	$1,644,644

		1,644,644
ITALY — 0.15%
Beni Stabili SpA	1,161,615	944,201
Immobiliare Grande Distribuzione SpA	200,207	291,986

		1,236,187
JAPAN — 25.57%
Activia Properties Inc.	259	2,312,073
Advance Residence Investment Corp.	1,813	4,328,210
AEON Mall Co. Ltd.	129,500	3,065,134
Daiwahouse Residential Investment Corp.	518	2,438,003
Frontier Real Estate Investment Corp.	577	3,181,397
GLP J-REIT	2,590	2,891,350
Hulic Co. Ltd.	414,400	4,960,630
Industrial & Infrastructure Fund Investment Corp.	259	2,276,812
Japan Excellent Inc.	1,554	2,089,932
Japan Hotel REIT Investment Corp.	3,658	2,027,578
Japan Logistics Fund Inc.	1,036	2,384,608
Japan Prime Realty Investment Corp.	1,036	3,601,595
Japan Real Estate Investment Corp.	1,554	8,794,943
Japan Retail Fund Investment Corp.	3,108	6,878,794
Kenedix Realty Investment Corp.	518	2,830,904
Mitsubishi Estate Co. Ltd.	1,731,000	42,881,534
Mitsui Fudosan Co. Ltd.	1,295,000	43,376,550
Mori Hills REIT Investment Corp.	1,554	2,283,361
MORI TRUST Sogo REIT Inc.	1,295	2,222,663
Nippon Accommodations Fund Inc.	518	1,982,136
Nippon Building Fund Inc.	1,813	10,225,507
Nippon Prologis REIT Inc.	1,813	4,236,533
Nomura Real Estate Holdings Inc.	155,400	2,916,536
Nomura Real Estate Master Fund Inc.	2,331	2,831,156
Nomura Real Estate Office Fund Inc.	518	2,460,670
NTT Urban Development Corp.	129,500	1,433,082
ORIX JREIT Inc.	2,683	3,699,610
Premier Investment Corp.	259	1,054,033
Sumitomo Realty & Development Co. Ltd.	589,000	24,643,093
Tokyo Tatemono Co. Ltd.	518,000	4,483,104
TOKYU REIT Inc.	1,295	1,764,278
Top REIT Inc.	259	1,144,703
United Urban Investment Corp.	3,367	5,431,860

		213,132,372
NETHERLANDS — 1.52%
Corio NV	91,168	4,845,767
Eurocommercial Properties NV	56,980	2,846,011
Nieuwe Steen Investments NV	180,523	1,056,737
VastNed Retail NV	25,641	1,305,750
Wereldhave NV	29,526	2,627,530

		12,681,795
NEW ZEALAND — 0.17%
Kiwi Income Property Trust	1,410,514	1,406,679

		1,406,679

Security	Shares	Value

NORWAY — 0.13%
Norwegian Property ASA[a]	733,747	$1,066,010

		1,066,010
SINGAPORE — 7.43%
Ascendas REIT	2,590,402	4,836,829
CapitaCommercial Trust	2,590,000	3,455,824
CapitaLand Ltd.	3,626,000	10,025,003
CapitaMall Trust Management Ltd.	3,626,400	5,725,054
CDL Hospitality Trusts	777,000	1,089,674
City Developments Ltd.	777,000	6,587,859
Fortune REIT	1,652,000	1,564,594
Fortune REIT	161,000	152,689
Global Logistic Properties Ltd.	4,144,000	9,265,344
Keppel Land Ltd.	1,036,000	3,022,030
Keppel REIT Management Ltd.	2,072,000	2,108,779
Mapletree Commercial Trust[c]	1,813,000	2,034,059
Mapletree Industrial Trust	1,554,800	1,750,606
Mapletree Logistics Trust	2,072,210	1,951,234
Suntec REIT	3,367,000	4,829,851
UOL Group Ltd.	518,000	2,752,206
Wing Tai Holdings Ltd.	518,000	819,850

		61,971,485
SPAIN — 0.48%
Inmobiliaria Colonial SAa	2,301,733	1,764,679
Merlin Properties Socimi SAa	170,681	2,256,308

		4,020,987
SWEDEN — 2.03%
Castellum AB	224,035	3,763,141
Dios Fastigheter AB	51,541	423,541
Fabege AB	180,005	2,465,768
Fastighets AB Balder Class Ba,c	125,097	1,589,537
Hemfosa Fastigheter ABa	53,613	855,905
Hufvudstaden AB Class A	150,220	2,061,026
Klovern AB	104,636	521,214
Kungsleden AB	188,552	1,324,187
Wallenstam AB Class B	135,198	2,239,612
Wihlborgs Fastigheter AB	90,650	1,686,738

		16,930,669
SWITZERLAND — 1.72%
Allreal Holding AG Registered	12,950	1,773,095
Mobimo Holding AG Registered	8,547	1,739,854
PSP Swiss Property AG Registered	54,390	4,818,118
Swiss Prime Site AG Registered	75,369	5,984,430

		14,315,497
UNITED KINGDOM — 11.67%
Big Yellow Group PLC	178,969	1,515,299
British Land Co. PLC	1,385,909	16,449,000
Capital & Counties Properties PLC	999,740	5,416,344
Daejan Holdings PLC	6,993	563,041
Derwent London PLC	126,910	5,733,653
Development Securities PLC	174,048	615,606
Grainger PLC	571,354	2,074,890

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2014

Security	Shares	Value

Great Portland Estates PLC	473,970	$5,113,299
Hammerson PLC	971,250	9,854,962
Hansteen Holdings PLC	945,350	1,687,008
Helical Bar PLC	138,824	802,154
Intu Properties PLC	1,219,631	6,770,328
Land Securities Group PLC	1,077,440	18,972,601
LondonMetric Property PLC	800,828	1,906,373
Primary Health Properties PLC	132,090	759,340
Quintain Estates and Development PLC[a]	669,774	995,086
Redefine International PLC	1,182,853	1,028,460
Safestore Holdings PLC	289,562	1,007,067
Schroder REIT Ltd.	643,874	565,267
SEGRO PLC	1,018,129	6,151,967
Shaftesbury PLC	381,766	4,360,281
St. Modwen Properties PLC	245,014	1,533,427
UNITE Group PLC (The)	278,684	1,913,061
Workspace Group PLC	145,040	1,499,835

		97,288,349

TOTAL COMMON STOCKS
(Cost: $753,910,905)		824,726,764

INVESTMENT COMPANIES — 0.47%

UNITED KINGDOM — 0.47%
F&C Commercial Property Trust Ltd.	665,371	1,370,481
F&C UK Real Estate Investments Ltd.	258,223	376,014
Medicx Fund Ltd.	436,933	601,204
Picton Property Income Ltd.	604,765	630,483
Standard Life Investment Property Income Trust PLC	194,509	246,292
UK Commercial Property Trust Ltd.	515,410	711,361

		3,935,835

TOTAL INVESTMENT COMPANIES
(Cost: $3,315,410)		3,935,835

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	1,985,685	1,985,685
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	123,855	123,855

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	132,148	$132,148

		2,241,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,241,688)		2,241,688

TOTAL INVESTMENTS IN SECURITIES — 99.68%
(Cost: $759,468,003)		830,904,287
Other Assets, Less Liabilities — 0.32%		2,689,763

NET ASSETS — 100.00%		$833,594,050

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

30

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.56%

AUSTRALIA — 20.52%
ALS Ltd.	4,830,945	$35,077,277
Amcor Ltd.	2,764,181	26,803,625
APA Group	7,933,408	55,096,389
Australia and New Zealand Banking Group Ltd.	1,297,520	40,978,151
Bradken Ltd.[a]	9,411,654	39,550,059
Commonwealth Bank of Australia	526,787	41,016,879
Metcash Ltd.	22,023,085	59,581,837
Monadelphous Group Ltd.[b]	4,057,067	60,349,671
Myer Holdings Ltd.	23,339,141	49,472,341
National Australia Bank Ltd.	1,341,543	44,052,244
Orica Ltd.	1,638,119	33,505,097
Scentre Group[c]	12,680,941	40,084,193
SP AusNet	39,956,665	50,149,401
Stockland Corp. Ltd.	13,445,551	50,751,325
Suncorp Group Ltd.	2,752,596	36,569,367
Sydney Airport	10,970,995	43,858,848
Tatts Group Ltd.	13,786,150	45,628,453
Telstra Corp. Ltd.	9,031,666	46,098,093
Wesfarmers Ltd.	848,022	34,705,628
Westpac Banking Corp.	1,343,860	43,241,263
WorleyParsons Ltd.	2,673,818	44,745,266

		921,315,407
AUSTRIA — 0.84%
Oesterreichische Post AG	799,365	37,482,401

		37,482,401
BELGIUM — 1.86%
Belgacom SA	2,557,968	83,578,961

		83,578,961
CANADA — 6.23%
Bank of Montreal	488,887	36,496,437
Canadian Oil Sands Ltd.	2,768,815	59,234,558
Crescent Point Energy Corp.	1,339,226	54,730,322
Emera Inc.	1,276,667	39,531,938
Manitoba Telecom Services Inc.	1,580,194	45,548,604
Russel Metals Inc.	1,357,762	43,938,782

		279,480,641
DENMARK — 0.97%
TrygVesta A/S	433,279	43,586,073

		43,586,073
FINLAND — 6.90%
Elisa OYJ	2,103,836	60,324,018
Fortum OYJ	1,955,548	50,237,256
Konecranes OYJ	966,189	31,465,806
Metso OYJ	1,244,229	48,927,847
Stora Enso OYJ Class R	3,408,307	30,736,528
UPM-Kymmene OYJ	2,384,193	38,982,422

Security	Shares	Value

YIT OYJ[b]	4,782,288	$49,078,050

		309,751,927
FRANCE — 10.46%
Bouygues SA	1,156,183	45,674,383
CNP Assurances SA	2,423,582	47,636,047
GDF Suez	2,666,867	68,689,174
Lagardere SCA	1,086,673	32,350,805
Neopost SA	667,296	46,874,217
Orange	4,789,239	75,294,037
Societe Television Francaise 1	1,594,096	23,557,891
Total SA	669,613	43,085,869
Veolia Environnement	2,632,112	46,592,972
Vivendi SA	1,591,779	39,976,360

		469,731,755
GERMANY — 6.85%
Deutsche Telekom AG Registered	2,433,120	39,408,012
Freenet AG	1,844,332	48,860,791
K+S AG Registered	1,967,133	60,523,404
ProSiebenSat.1 Media AG Registered	2,583,455	108,763,917
RWE AG	1,246,546	50,128,100

		307,684,224
GREECE — 1.25%
OPAP SA	3,428,865	55,925,554

		55,925,554
HONG KONG — 2.36%
CLP Holdings Ltd.	4,634,000	38,596,487
Television Broadcasts Ltd.	4,226,600	27,377,284
VTech Holdings Ltd.	3,243,800	40,139,150

		106,112,921
ISRAEL — 0.98%
Migdal Insurance & Financial Holdings Ltd.	27,486,571	44,087,911

		44,087,911
ITALY — 5.46%
Enel SpA	8,095,598	46,187,274
Eni SpA	1,906,891	48,630,078
Hera SpA	20,384,966	55,095,682
Snam SpA	8,503,390	50,174,944
Terna SpA	8,545,096	44,955,896

		245,043,874
JAPAN — 1.59%
Eisai Co. Ltd.	736,800	31,518,288
Net One Systems Co. Ltd.[a]	6,024,200	40,010,975

		71,529,263
NETHERLANDS — 0.63%
Corbion NV	1,471,295	28,042,609

		28,042,609

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

July 31, 2014

Security	Shares	Value

NEW ZEALAND — 3.64%
Fletcher Building Ltd.	4,205,355	$32,551,978
SKYCITY Entertainment Group Ltd.	14,502,103	46,280,571
Telecom Corp. of New Zealand Ltd.	35,026,089	84,428,653

		163,261,202
NORWAY — 1.05%
Fred Olsen Energy ASA	1,603,364	36,379,628
Seadrill Ltd.	297,998	10,754,907

		47,134,535
PORTUGAL — 1.44%
Energias de Portugal SA	13,816,271	64,757,069

		64,757,069
SINGAPORE — 1.33%
Keppel Corp. Ltd.	2,854,000	25,066,987
StarHub Ltd.	10,160,000	34,684,938

		59,751,925
SPAIN — 2.95%
Ferrovial SA	2,894,608	60,728,425
Gas Natural SDG SA	1,496,782	45,971,858
Mapfre SA	6,635,888	25,588,759

		132,289,042
SWEDEN — 4.31%
NCC AB Class B	1,202,523	37,646,591
Peab AB	5,544,581	39,115,833
Securitas AB Class B	2,981,979	34,695,011
Swedbank AB Class A	1,726,165	44,316,720
TeliaSonera AB	5,053,377	37,904,261

		193,678,416
SWITZERLAND — 2.95%
Swiss Prime Site AG Registered	509,740	40,474,242
Swisscom AG Registered	69,510	38,603,926
Zurich Insurance Group AG	183,043	53,284,375

		132,362,543
UNITED KINGDOM — 14.99%
Amlin PLC	5,039,475	38,814,147
AstraZeneca PLC	936,068	68,658,873
BAE Systems PLC	4,657,170	33,636,619
British American Tobacco PLC	583,884	34,334,404
Cable & Wireless Communications PLC	63,191,541	50,142,534
Carillion PLC	8,609,972	48,594,552
Catlin Group Ltd.	4,914,357	41,857,891
Dairy Crest Group PLC	3,484,768	24,692,343
Friends Life Group Ltd.	8,257,788	46,327,999
HSBC Holdings PLC	2,817,472	30,271,870
National Grid PLC	3,165,022	45,713,683
Provident Financial PLC	1,413,370	50,754,298
Royal Dutch Shell PLC Class A	1,197,889	49,365,495

Security	Shares	Value

SSE PLC	2,055,179	$50,554,367
United Utilities Group PLC	2,833,691	42,578,658
Vodafone Group PLC	5,032,524	16,831,383

		673,129,116

TOTAL COMMON STOCKS (Cost: $4,091,503,282)		4,469,717,369

SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[a,d,e]	41,222,977	41,222,977
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,d,e]	2,571,245	2,571,245
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	4,000,720	4,000,720

		47,794,942

TOTAL SHORT-TERM INVESTMENTS (Cost: $47,794,942)		47,794,942

TOTAL INVESTMENTS IN SECURITIES — 100.62% (Cost: $4,139,298,224)		4,517,512,311
Other Assets, Less Liabilities — (0.62)%		(27,871,710)

NET ASSETS — 100.00%		$4,489,640,601

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

32

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 3.24%
Honeywell International Inc.	75,966	$6,975,958
United Technologies Corp.	81,812	8,602,532

		15,578,490
AIR FREIGHT & LOGISTICS — 2.21%
FedEx Corp.	26,962	3,960,178
United Parcel Service Inc. Class B	68,374	6,638,432

		10,598,610
AIRLINES — 0.57%
American Airlines Group Inc.	69,966	2,718,179

		2,718,179
BEVERAGES — 5.70%
Coca-Cola Co. (The)	366,655	14,405,875
PepsiCo Inc.	147,061	12,956,074

		27,361,949
BIOTECHNOLOGY — 1.95%
Amgen Inc.	73,434	9,354,757

		9,354,757
CAPITAL MARKETS — 2.89%
Ameriprise Financial Inc.	18,395	2,200,042
Bank of New York Mellon Corp. (The)	110,679	4,320,908
Morgan Stanley	135,824	4,392,548
State Street Corp.	41,847	2,947,703

		13,861,201
CHEMICALS — 2.06%
Air Products and Chemicals Inc.	20,564	2,713,420
E.I. du Pont de Nemours and Co.	89,084	5,728,992
Mosaic Co. (The)	31,465	1,450,851

		9,893,263
COMMERCIAL BANKS — 4.78%
Bank of America Corp.	1,020,043	15,555,656
U.S. Bancorp	176,076	7,400,474

		22,956,130
COMMERCIAL SERVICES & SUPPLIES — 0.40%
Tyco International Ltd.	44,684	1,928,115

		1,928,115

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.29%
Motorola Solutions Inc.	22,001	$1,401,024

		1,401,024
COMPUTERS & PERIPHERALS — 1.21%
EMC Corp.	198,611	5,819,302

		5,819,302
CONSUMER FINANCE — 1.62%
American Express Co.	88,312	7,771,456

		7,771,456
DIVERSIFIED FINANCIAL SERVICES — 5.03%
Berkshire Hathaway Inc. Class Ba	174,653	21,906,726
CME Group Inc.	30,578	2,260,937

		24,167,663
ELECTRICAL EQUIPMENT — 1.56%
Eaton Corp. PLC	46,279	3,143,269
Emerson Electric Co.	68,095	4,334,247

		7,477,516
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.51%
TE Connectivity Ltd.	39,595	2,450,535

		2,450,535
ENERGY EQUIPMENT & SERVICES — 0.70%
National Oilwell Varco Inc.	41,659	3,376,045

		3,376,045
FOOD & STAPLES RETAILING — 3.95%
CVS Caremark Corp.	113,419	8,660,675
Kroger Co. (The)	49,362	2,417,751
Sysco Corp.	56,631	2,021,160
Walgreen Co.	85,168	5,857,003

		18,956,589
FOOD PRODUCTS — 2.16%
General Mills Inc.	59,677	2,992,801
Kellogg Co.	24,672	1,476,126
Mondelez International Inc. Class A	164,079	5,906,844

		10,375,771
HEALTH CARE EQUIPMENT & SUPPLIES — 6.11%
Abbott Laboratories	145,694	6,136,631
Baxter International Inc.	52,668	3,933,773
Becton, Dickinson and Co.	18,717	2,175,664
Boston Scientific Corp.[a]	128,613	1,643,674
Covidien PLC	43,764	3,786,024
Medtronic Inc.	96,907	5,983,038
St. Jude Medical Inc.	27,525	1,794,355
Stryker Corp.	28,645	2,285,012

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2014

Security	Shares	Value

Zimmer Holdings Inc.	16,244	$1,625,537

		29,363,708
HEALTH CARE PROVIDERS & SERVICES — 2.69%
Express Scripts Holding Co.[a]	74,991	5,223,123
UnitedHealth Group Inc.	95,050	7,703,803

		12,926,926
HOTELS, RESTAURANTS & LEISURE — 2.21%
Carnival Corp.	42,442	1,537,249
McDonald’s Corp.	95,880	9,066,413

		10,603,662
HOUSEHOLD PRODUCTS — 6.13%
Colgate-Palmolive Co.	84,356	5,348,170
Kimberly-Clark Corp.	36,571	3,798,630
Procter & Gamble Co. (The)	262,484	20,295,263

		29,442,063
INDUSTRIAL CONGLOMERATES — 1.77%
3M Co.	60,294	8,494,822

		8,494,822
INSURANCE — 2.59%
American International Group Inc.	140,330	7,294,353
Aon PLC	28,722	2,422,988
Marsh & McLennan Companies Inc.	53,241	2,703,046

		12,420,387
LIFE SCIENCES TOOLS & SERVICES — 0.98%
Thermo Fisher Scientific Inc.	38,711	4,703,387

		4,703,387
MACHINERY — 3.47%
Caterpillar Inc.	60,553	6,100,715
Cummins Inc.	16,567	2,309,274
Illinois Tool Works Inc.	36,862	3,036,323
Ingersoll-Rand PLC	24,413	1,435,240
PACCAR Inc.	34,361	2,139,660
Parker Hannifin Corp.	14,421	1,657,694

		16,678,906
MEDIA — 3.74%
DIRECTV[a]	45,483	3,913,812
DISH Network Corp. Class Aa	20,481	1,266,955
Omnicom Group Inc.	25,021	1,751,220
Time Warner Cable Inc.	27,043	3,923,939
Time Warner Inc.	85,567	7,103,772

		17,959,698
METALS & MINING — 0.45%
Nucor Corp.	30,973	1,555,464

Security	Shares	Value

Southern Copper Corp.	18,926	$621,908

		2,177,372
MULTILINE RETAIL — 1.18%
Macy’s Inc.	34,913	2,017,622
Target Corp.	61,500	3,664,785

		5,682,407
OIL, GAS & CONSUMABLE FUELS — 1.41%
Chesapeake Energy Corp.	48,980	1,291,603
Devon Energy Corp.	37,246	2,812,073
Spectra Energy Corp.	64,971	2,658,613

		6,762,289
PHARMACEUTICALS — 7.77%
AbbVie Inc.	154,242	8,073,026
Johnson & Johnson	274,429	27,467,599
Mylan Inc.[a]	36,188	1,786,601

		37,327,226
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.33%
Boston Properties Inc.	14,815	1,769,652
HCP Inc.[b]	44,364	1,842,437
Public Storage	14,041	2,409,576
Ventas Inc.	28,394	1,803,019
Vornado Realty Trust	16,874	1,788,981
Weyerhaeuser Co.	51,012	1,597,696

		11,211,361
ROAD & RAIL — 1.24%
CSX Corp.	97,551	2,918,726
Norfolk Southern Corp.	30,074	3,057,323

		5,976,049
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.27%
Analog Devices Inc.	30,550	1,516,196
Applied Materials Inc.	117,932	2,471,855
Broadcom Corp. Class A	53,837	2,059,804
Texas Instruments Inc.	104,716	4,843,115

		10,890,970
SOFTWARE — 6.55%
Microsoft Corp.	729,161	31,470,589

		31,470,589
SPECIALTY RETAIL — 0.85%
AutoZone Inc.[a]	3,230	1,670,007
Gap Inc. (The)	25,287	1,014,261
L Brands Inc.	23,840	1,382,005

		4,066,273
TOBACCO — 5.03%
Altria Group Inc.	192,693	7,823,336
Lorillard Inc.	35,121	2,124,118

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2014

Security	Shares	Value

Philip Morris International Inc.	152,573	$12,512,512
Reynolds American Inc.	30,131	1,682,816

		24,142,782

WIRELESS TELECOMMUNICATION SERVICES — 0.17%
T-Mobile US Inc.[a]	24,987	823,072

		823,072

TOTAL COMMON STOCKS (Cost: $377,655,759)		479,170,544

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	519,704	519,704
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	32,416	32,416
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	604,615	604,615

		1,156,735

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,156,735)		1,156,735

TOTAL INVESTMENTS IN SECURITIES — 100.01% (Cost: $378,812,494)		480,327,279
Other Assets, Less Liabilities — (0.01)%		(33,685)

NET ASSETS — 100.00%		$480,293,594

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

35

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 2.19%
Boeing Co. (The)	68,826	$8,292,156
Precision Castparts Corp.	14,836	3,394,477

		11,686,633
AIRLINES — 0.38%
Southwest Airlines Co.	71,048	2,009,238

		2,009,238
AUTO COMPONENTS — 0.35%
Delphi Automotive PLC	28,378	1,895,650

		1,895,650
AUTOMOBILES — 0.62%
Harley-Davidson Inc.	22,425	1,386,314
Tesla Motors Inc.[a]	8,538	1,906,535

		3,292,849
BEVERAGES — 0.27%
Brown-Forman Corp. Class B NVS	16,646	1,442,376

		1,442,376
BIOTECHNOLOGY — 7.06%
Alexion Pharmaceuticals Inc.[a]	20,264	3,221,773
Biogen Idec Inc.[a]	24,334	8,137,046
Celgene Corp.[a]	82,150	7,159,373
Gilead Sciences Inc.[a]	157,547	14,423,428
Regeneron Pharmaceuticals Inc.[a,b]	8,185	2,588,261
Vertex Pharmaceuticals Inc.[a]	24,256	2,156,601

		37,686,482
CAPITAL MARKETS — 2.31%
BlackRock Inc.[c]	12,823	3,907,553
Charles Schwab Corp. (The)	119,967	3,329,084
Franklin Resources Inc.	41,255	2,233,958
T. Rowe Price Group Inc.	26,981	2,095,344
TD Ameritrade Holding Corp.	24,355	782,283

		12,348,222
CHEMICALS — 3.29%
Ecolab Inc.	27,746	3,011,273
Monsanto Co.	53,765	6,080,284
PPG Industries Inc.	14,199	2,816,514
Praxair Inc.	30,022	3,847,019
Sherwin-Williams Co. (The)	8,699	1,793,995

		17,549,085

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.39%
QUALCOMM Inc.	173,160	$12,761,892

		12,761,892
COMPUTERS & PERIPHERALS — 11.48%
Apple Inc.	618,597	59,119,315
SanDisk Corp.	23,231	2,130,515

		61,249,830
DIVERSIFIED FINANCIAL SERVICES — 1.16%
Intercontinental Exchange Inc.	11,820	2,272,040
McGraw Hill Financial Inc.	27,954	2,242,470
Moody’s Corp.	19,312	1,680,144

		6,194,654
ELECTRICAL EQUIPMENT — 0.30%
Rockwell Automation Inc.	14,218	1,587,582

		1,587,582
ENERGY EQUIPMENT & SERVICES — 4.41%
Baker Hughes Inc.	44,665	3,071,612
Halliburton Co.	86,615	5,975,569
Schlumberger Ltd.	133,593	14,480,145

		23,527,326
FOOD & STAPLES RETAILING — 1.26%
Costco Wholesale Corp.	44,942	5,282,483
Whole Foods Market Inc.	37,747	1,442,690

		6,725,173
FOOD PRODUCTS — 0.61%
Hershey Co. (The)	15,323	1,350,722
Mead Johnson Nutrition Co. Class A	20,754	1,897,746

		3,248,468
HEALTH CARE PROVIDERS & SERVICES — 0.85%
McKesson Corp.	23,635	4,534,611

		4,534,611
HEALTH CARE TECHNOLOGY — 0.31%
Cerner Corp.[a]	30,326	1,673,995

		1,673,995
HOTELS, RESTAURANTS & LEISURE — 3.40%
Chipotle Mexican Grill Inc.[a]	3,192	2,146,620
Hilton Worldwide Holdings Inc.[a]	31,289	757,507
Las Vegas Sands Corp.	38,993	2,879,633
Marriott International Inc. Class A	22,549	1,459,146
Starbucks Corp.	77,205	5,997,284
Wynn Resorts Ltd.	8,319	1,773,611
Yum! Brands Inc.	45,228	3,138,823

		18,152,624

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2014

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.85%
Danaher Corp.	61,682	$4,557,066

		4,557,066
INTERNET & CATALOG RETAIL — 3.98%
Amazon.com Inc.[a]	38,239	11,968,425
Netflix Inc.[a,b]	6,156	2,602,264
Priceline Group Inc. (The)[a]	5,377	6,680,654

		21,251,343
INTERNET SOFTWARE & SERVICES — 10.88%
eBay Inc.[a]	116,974	6,176,227
Facebook Inc. Class Aa	176,399	12,815,387
Google Inc. Class Aa	29,063	16,843,462
Google Inc. Class Ca	29,063	16,612,411
LinkedIn Corp. Class Aa	10,128	1,829,522
Twitter Inc.[a]	7,875	355,871
Yahoo! Inc.[a]	96,157	3,443,382

		58,076,262
IT SERVICES — 5.76%
Accenture PLC Class A	64,917	5,146,620
Automatic Data Processing Inc.	49,409	4,017,446
Cognizant Technology Solutions Corp. Class Aa	62,486	3,064,938
MasterCard Inc. Class A	103,083	7,643,604
Visa Inc. Class A	51,573	10,882,419

		30,755,027
LIFE SCIENCES TOOLS & SERVICES — 0.75%
Agilent Technologies Inc.	34,224	1,919,624
Illumina Inc.[a]	13,186	2,108,574

		4,028,198
MEDIA — 8.21%
CBS Corp. Class B NVS	50,025	2,842,921
Comcast Corp. Class A	266,716	14,330,651
Discovery Communications Inc. Series Aa	22,392	1,908,022
Sirius XM Holdings Inc.[a]	303,615	1,026,219
Twenty-First Century Fox Inc. Class A	196,398	6,221,889
Viacom Inc. Class B NVS	40,074	3,312,917
Walt Disney Co. (The)	165,234	14,190,296

		43,832,915
MULTILINE RETAIL — 0.32%
Dollar General Corp.[a]	31,148	1,720,304

		1,720,304
OIL, GAS & CONSUMABLE FUELS — 5.50%
Anadarko Petroleum Corp.	51,795	5,534,296
Antero Resources Corp.[a,b]	3,767	217,582
Cabot Oil & Gas Corp.	42,853	1,412,006
Continental Resources Inc.[a]	4,395	645,098
EOG Resources Inc.	56,056	6,134,769
EQT Corp.	15,584	1,462,091

Security	Shares	Value

Kinder Morgan Inc.	68,615	$2,468,768
Noble Energy Inc.	36,894	2,453,082
Pioneer Natural Resources Co.	14,655	3,245,496
Southwestern Energy Co.[a]	36,259	1,471,390
Williams Companies Inc. (The)	75,722	4,288,137

		29,332,715
PERSONAL PRODUCTS — 0.36%
Estee Lauder Companies Inc. (The) Class A	25,946	1,905,993

		1,905,993
PHARMACEUTICALS — 4.04%
Actavis PLC[a]	27,211	5,830,229
Allergan Inc.	30,509	5,060,223
Bristol-Myers Squibb Co.	170,008	8,605,805
Perrigo Co. PLC	13,741	2,067,333

		21,563,590
PROFESSIONAL SERVICES — 0.27%
Nielsen NV	31,129	1,435,358

		1,435,358
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.28%
American Tower Corp.	40,550	3,827,515
AvalonBay Communities Inc.	12,511	1,852,629
Crown Castle International Corp.	34,279	2,542,816
Equity Residential[b]	34,490	2,229,779
General Growth Properties Inc.	53,544	1,251,323
Health Care REIT Inc.[b]	31,369	1,996,009
Host Hotels & Resorts Inc.	77,733	1,689,915
Prologis Inc.	51,315	2,094,165
Simon Property Group Inc.	31,856	5,357,861

		22,842,012
ROAD & RAIL — 1.71%
Union Pacific Corp.	92,928	9,135,752

		9,135,752
SOFTWARE — 4.48%
Adobe Systems Inc.[a]	47,426	3,277,611
Intuit Inc.	29,154	2,389,753
Oracle Corp.	352,229	14,226,529
Salesforce.com Inc.[a]	57,871	3,139,502
VMware Inc. Class Aa,b	8,839	878,243

		23,911,638
SPECIALTY RETAIL — 3.76%
Home Depot Inc. (The)	140,354	11,347,621
Lowe’s Companies Inc.	102,248	4,892,567
TJX Companies Inc. (The)	71,773	3,824,783

		20,064,971
TEXTILES, APPAREL & LUXURY GOODS — 1.78%
Michael Kors Holdings Ltd.[a,b]	18,462	1,504,284
Nike Inc. Class B	75,646	5,834,576

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2014

Security	Shares	Value

VF Corp.	35,353	$2,166,078

		9,504,938
TRADING COMPANIES & DISTRIBUTORS — 0.28%
W.W. Grainger Inc.	6,254	1,470,628

		1,470,628

TOTAL COMMON STOCKS (Cost: $366,030,586)		532,955,400

SHORT-TERM INVESTMENTS — 1.64%

MONEY MARKET FUNDS — 1.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	7,553,258	7,553,258
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	471,127	471,127
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	722,158	722,158

		8,746,543

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,746,543)		8,746,543

TOTAL INVESTMENTS IN SECURITIES — 101.49% (Cost: $374,777,129)		541,701,943
Other Assets, Less Liabilities — (1.49)%		(7,958,103)

NET ASSETS — 100.00%		$533,743,840

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

38

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.69%
General Dynamics Corp.	19,331	$2,257,281
Lockheed Martin Corp.	15,818	2,641,132
Northrop Grumman Corp.	12,720	1,567,994
Raytheon Co.	18,579	1,686,416

		8,152,823
AIRLINES — 0.62%
Delta Air Lines Inc.	50,346	1,885,961

		1,885,961
AUTO COMPONENTS — 0.62%
Johnson Controls Inc.	39,429	1,862,626

		1,862,626
AUTOMOBILES — 2.19%
Ford Motor Co.	234,786	3,996,058
General Motors Co.	78,151	2,643,067

		6,639,125
CAPITAL MARKETS — 1.41%
Goldman Sachs Group Inc. (The)	24,693	4,268,679

		4,268,679
CHEMICALS — 2.07%
Dow Chemical Co. (The)	71,493	3,651,148
LyondellBasell Industries NV Class A	24,718	2,626,287

		6,277,435
COMMERCIAL BANKS — 14.11%
BB&T Corp.	42,681	1,580,051
Citigroup Inc.	180,380	8,822,386
Fifth Third Bancorp	50,605	1,036,390
J.P. Morgan Chase & Co.	224,735	12,960,468
PNC Financial Services Group Inc. (The)[a]	31,689	2,616,244
SunTrust Banks Inc.	31,684	1,205,576
Wells Fargo & Co.	284,608	14,486,547

		42,707,662
COMMERCIAL SERVICES & SUPPLIES — 0.38%
Waste Management Inc.	25,733	1,155,154

		1,155,154
COMMUNICATIONS EQUIPMENT — 2.54%
Cisco Systems Inc.	304,176	7,674,360

		7,674,360

Security	Shares	Value

COMPUTERS & PERIPHERALS — 2.09%
Hewlett-Packard Co.	111,112	$3,956,698
Seagate Technology PLC	19,423	1,138,188
Western Digital Corp.	12,439	1,241,785

		6,336,671
CONSUMER FINANCE — 1.45%
Capital One Financial Corp.	33,909	2,697,122
Discover Financial Services	27,689	1,690,690

		4,387,812
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.16%
AT&T Inc.	308,178	10,968,055
CenturyLink Inc.	34,050	1,336,122
Verizon Communications Inc.	245,899	12,398,228

		24,702,405
ELECTRIC UTILITIES — 4.34%
American Electric Power Co. Inc.	28,996	1,507,502
Duke Energy Corp.	42,017	3,030,686
Edison International	19,382	1,062,134
Exelon Corp.	51,009	1,585,360
NextEra Energy Inc.	25,877	2,429,592
PPL Corp.	37,557	1,239,005
Southern Co. (The)	52,863	2,288,439

		13,142,718
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
Corning Inc.	77,712	1,527,041

		1,527,041
FOOD & STAPLES RETAILING — 2.33%
Wal-Mart Stores Inc.	95,706	7,042,047

		7,042,047
FOOD PRODUCTS — 1.22%
Archer-Daniels-Midland Co.	38,858	1,803,011
Kraft Foods Group Inc.	35,336	1,893,480

		3,696,491
HEALTH CARE PROVIDERS & SERVICES — 2.86%
Aetna Inc.	21,223	1,645,419
Cardinal Health Inc.	20,215	1,448,405
Cigna Corp.	15,961	1,437,129
HCA Holdings Inc.[b]	18,643	1,217,574
Humana Inc.	9,205	1,082,968
WellPoint Inc.	16,605	1,823,395

		8,654,890
INDUSTRIAL CONGLOMERATES — 4.95%
General Electric Co.	595,446	14,975,467

		14,975,467

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2014

Security	Shares	Value

INSURANCE — 5.22%
ACE Ltd.	20,047	$2,006,705
Aflac Inc.	26,971	1,611,247
Allstate Corp. (The)	25,787	1,507,250
Chubb Corp. (The)	14,535	1,260,330
Hartford Financial Services Group Inc. (The)	26,629	909,647
Loews Corp.	18,069	761,247
MetLife Inc.	66,838	3,515,679
Prudential Financial Inc.	27,414	2,384,195
Travelers Companies Inc. (The)	20,628	1,847,444

		15,803,744
IT SERVICES — 3.58%
International Business Machines Corp.	56,496	10,828,588

		10,828,588
MACHINERY — 0.61%
Deere & Co.	21,600	1,838,376

		1,838,376
METALS & MINING — 0.76%
Freeport-McMoRan Inc.	61,639	2,294,204

		2,294,204
MULTI-UTILITIES — 2.30%
Consolidated Edison Inc.	17,344	972,825
Dominion Resources Inc.	34,513	2,334,459
PG&E Corp.	27,628	1,234,143
Public Service Enterprise Group Inc.	30,093	1,058,371
Sempra Energy	13,550	1,351,070

		6,950,868
OIL, GAS & CONSUMABLE FUELS — 20.36%
Apache Corp.	22,891	2,349,990
Chevron Corp.	113,038	14,609,031
ConocoPhillips	72,898	6,014,085
Exxon Mobil Corp.	255,002	25,229,898
Hess Corp.	15,681	1,552,105
Marathon Oil Corp.	40,161	1,556,239
Marathon Petroleum Corp.	17,157	1,432,266
Occidental Petroleum Corp.	46,647	4,557,878
Phillips 66	33,571	2,722,944
Valero Energy Corp.	31,702	1,610,462

		61,634,898
PAPER & FOREST PRODUCTS — 0.40%
International Paper Co.	25,753	1,223,267

		1,223,267
PHARMACEUTICALS — 8.02%
Eli Lilly and Co.	58,496	3,571,766
Merck & Co. Inc.	173,528	9,845,979
Pfizer Inc.	378,763	10,870,498

		24,288,243

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.95%
Intel Corp.	295,588	$10,017,477
Micron Technology Inc.[b]	63,536	1,941,025

		11,958,502
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Sprint Corp.[b,c]	51,670	379,775

		379,775

TOTAL COMMON STOCKS
(Cost: $266,580,415)		302,289,832

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[a,d,e]	389,091	389,091
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,d,e]	24,269	24,269
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	344,443	344,443

		757,803

TOTAL SHORT-TERM INVESTMENTS
(Cost: $757,803)		757,803

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $267,338,218)		303,047,635
Other Assets, Less Liabilities — (0.11)%		(340,197)

NET ASSETS — 100.00%		$302,707,438

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

40

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 0.71%
Rockwell Collins Inc.	27,360	$2,004,667

		2,004,667
AIR FREIGHT & LOGISTICS — 1.33%
C.H. Robinson Worldwide Inc.	30,007	2,024,272
Expeditors International of Washington Inc.	39,799	1,718,521

		3,742,793
AIRLINES — 0.43%
Alaska Air Group Inc.	27,714	1,218,585

		1,218,585
BIOTECHNOLOGY — 0.14%
Opko Health Inc.[a,b]	44,218	390,003

		390,003
BUILDING PRODUCTS — 0.33%
Allegion PLC	18,102	930,986

		930,986
CAPITAL MARKETS — 4.40%
E*TRADE Financial Corp.[a]	58,149	1,222,292
Eaton Vance Corp. NVS	24,343	855,170
Invesco Ltd.	87,354	3,287,131
Legg Mason Inc.	20,726	983,449
LPL Financial Holdings Inc.	15,411	731,714
Northern Trust Corp.	44,880	3,002,023
Raymond James Financial Inc.	25,033	1,275,431
SEI Investments Co.	28,652	1,026,315

		12,383,525
CHEMICALS — 3.85%
Airgas Inc.	13,483	1,441,602
Albemarle Corp.	16,040	983,894
International Flavors & Fragrances Inc.	16,393	1,655,529
NewMarket Corp.	2,232	863,784
Rockwood Holdings Inc.	14,631	1,154,971
Scotts Miracle-Gro Co. (The) Class A	8,774	466,777
Sigma-Aldrich Corp.	23,996	2,409,678
Valspar Corp. (The)	15,660	1,175,283
Westlake Chemical Corp.	8,071	705,325

		10,856,843
COMMERCIAL BANKS — 0.66%
First Republic Bank	24,999	1,167,953
Prosperity Bancshares Inc.	12,093	702,966

		1,870,919

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 1.16%
Cintas Corp.	20,359	$1,274,473
Iron Mountain Inc.	34,449	1,154,386
KAR Auction Services Inc.	28,189	826,220

		3,255,079
COMMUNICATIONS EQUIPMENT — 0.80%
Juniper Networks Inc.[a]	95,658	2,251,789

		2,251,789
COMPUTERS & PERIPHERALS — 0.37%
NCR Corp.[a]	33,856	1,047,843

		1,047,843
CONSTRUCTION & ENGINEERING — 1.83%
Fluor Corp.	32,132	2,341,459
Jacobs Engineering Group Inc.[a]	26,674	1,355,306
Quanta Services Inc.[a]	43,932	1,471,282

		5,168,047
CONSTRUCTION MATERIALS — 0.59%
Vulcan Materials Co.	26,379	1,665,306

		1,665,306
CONSUMER FINANCE — 0.11%
Santander Consumer USA Holdings Inc.	15,473	296,617

		296,617
CONTAINERS & PACKAGING — 2.38%
AptarGroup Inc.	13,198	806,398
Ball Corp.	28,188	1,726,797
MeadWestvaco Corp.	33,848	1,414,846
Packaging Corp. of America	19,826	1,311,688
Rock-Tenn Co. Class A	14,472	1,438,951

		6,698,680
DISTRIBUTORS — 0.91%
Genuine Parts Co.	31,014	2,568,579

		2,568,579
DIVERSIFIED CONSUMER SERVICES — 1.18%
Graham Holdings Co. Class B	911	624,718
H&R Block Inc.	55,441	1,781,320
Service Corp. International	43,058	904,218

		3,310,256
DIVERSIFIED FINANCIAL SERVICES — 0.67%
FNFV Group[a]	18,701	305,948
Leucadia National Corp.	63,909	1,579,192

		1,885,140

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2014

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.91%
Babcock & Wilcox Co. (The)	22,239	$690,299
Generac Holdings Inc.[a]	13,879	602,349
Hubbell Inc. Class B	10,859	1,269,851

		2,562,499
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.35%
CDW Corp.	17,564	542,552
Dolby Laboratories Inc. Class Aa	9,851	439,749

		982,301
ENERGY EQUIPMENT & SERVICES — 2.38%
Cameron International Corp.[a]	41,226	2,923,336
Frank’s International NV	6,191	143,321
Helmerich & Payne Inc.	21,835	2,320,187
RPC Inc.	11,914	268,065
Superior Energy Services Inc.	31,578	1,061,021

		6,715,930
FOOD & STAPLES RETAILING — 0.57%
Safeway Inc.	46,434	1,600,116

		1,600,116
FOOD PRODUCTS — 2.20%
ConAgra Foods Inc.	85,034	2,562,074
Flowers Foods Inc.	35,443	676,607
Hormel Foods Corp.	27,151	1,228,854
McCormick & Co. Inc. NVS	26,352	1,733,435

		6,200,970
GAS UTILITIES — 0.41%
National Fuel Gas Co.	16,940	1,167,335

		1,167,335
HEALTH CARE EQUIPMENT & SUPPLIES — 1.92%
DENTSPLY International Inc.	28,592	1,327,241
Hologic Inc.[a,b]	55,720	1,452,620
Teleflex Inc.	8,342	898,767
Varian Medical Systems Inc.[a,b]	20,960	1,721,864

		5,400,492
HEALTH CARE PROVIDERS & SERVICES — 5.18%
AmerisourceBergen Corp.	45,595	3,506,711
Centene Corp.[a]	11,631	838,479
DaVita HealthCare Partners Inc.[a]	35,896	2,528,514
Henry Schein Inc.[a]	17,255	2,005,894
Laboratory Corp. of America Holdings[a,b]	17,101	1,773,203
MEDNAX Inc.[a,b]	20,041	1,186,026
Patterson Companies Inc.	16,555	645,811
Premier Inc.[a]	5,847	165,470
Universal Health Services Inc. Class B	18,128	1,932,445

		14,582,553

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.12%
IMS Health Holdings Inc.[a]	13,385	$349,349

		349,349
HOTELS, RESTAURANTS & LEISURE — 2.64%
Aramark	13,519	364,472
MGM Resorts International[a]	67,449	1,810,331
Norwegian Cruise Line Holdings Ltd.[a]	18,623	610,462
Royal Caribbean Cruises Ltd.	33,144	1,977,040
Six Flags Entertainment Corp.	19,185	733,251
Wyndham Worldwide Corp.	25,735	1,944,279

		7,439,835
HOUSEHOLD DURABLES — 2.78%
Jarden Corp.[a]	24,197	1,352,612
Leggett & Platt Inc.	27,960	917,088
Mohawk Industries Inc.[a]	12,334	1,538,913
Toll Brothers Inc.[a]	32,262	1,054,645
Tupperware Brands Corp.	10,174	740,464
Whirlpool Corp.	15,698	2,239,163

		7,842,885
HOUSEHOLD PRODUCTS — 1.56%
Church & Dwight Co. Inc.	27,477	1,763,474
Clorox Co. (The)[b]	25,964	2,255,493
Spectrum Brands Holdings Inc.	4,360	363,624

		4,382,591
INDUSTRIAL CONGLOMERATES — 0.37%
Carlisle Companies Inc.	12,923	1,034,098

		1,034,098
INSURANCE — 2.52%
Arch Capital Group Ltd.[a]	23,797	1,271,950
Arthur J. Gallagher & Co.	31,677	1,425,465
Brown & Brown Inc.	23,971	737,827
Erie Indemnity Co. Class A	4,991	365,441
FNF Group[a]	55,900	1,515,449
Markel Corp.[a]	2,824	1,785,079

		7,101,211
INTERNET & CATALOG RETAIL — 0.58%
Expedia Inc.	20,684	1,642,723

		1,642,723
INTERNET SOFTWARE & SERVICES — 0.37%
IAC/InterActiveCorp	15,452	1,038,374

		1,038,374
IT SERVICES — 5.53%
Broadridge Financial Solutions Inc.	24,333	982,323
DST Systems Inc.	7,043	634,363
Fidelity National Information Services Inc.	58,110	3,277,404

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2014

Security	Shares	Value

Fiserv Inc.[a]	50,319	$3,103,173
Genpact Ltd.[a]	31,807	559,803
Global Payments Inc.	14,482	1,003,168
Paychex Inc.	65,362	2,680,496
Teradata Corp.[a,b]	31,806	1,340,941
Total System Services Inc.	33,491	1,071,712
Vantiv Inc. Class Aa	28,568	936,459

		15,589,842

LEISURE EQUIPMENT & PRODUCTS — 0.27%
Brunswick Corp.	18,697	754,050

		754,050
LIFE SCIENCES TOOLS & SERVICES — 1.37%
Bio-Rad Laboratories Inc. Class Aa	4,068	467,779
PerkinElmer Inc.	22,830	1,055,203
Quintiles Transnational Holdings Inc.[a]	10,497	576,600
Waters Corp.[a]	17,096	1,768,410

		3,867,992
MACHINERY — 5.57%
Allison Transmission Holdings Inc.	33,230	972,974
Crane Co.	9,967	683,836
Dover Corp.	33,614	2,882,737
ITT Corp.	18,491	850,031
Pall Corp.	22,175	1,717,897
Snap-on Inc.	11,745	1,411,749
SPX Corp.	8,835	875,814
Stanley Black & Decker Inc.	31,509	2,755,462
Terex Corp.	22,242	767,572
Timken Co. (The)	15,477	685,631
Valmont Industries Inc.	5,422	789,606
Xylem Inc.	37,059	1,307,812

		15,701,121
MARINE — 0.48%
Kirby Corp.[a]	11,491	1,338,242

		1,338,242
MEDIA — 1.86%
Cinemark Holdings Inc.	20,996	688,669
Interpublic Group of Companies Inc. (The)	85,423	1,683,687
Liberty Media Corp. Class Aa	20,298	955,021
Liberty Media Corp. Class Ca	40,596	1,908,012

		5,235,389
METALS & MINING — 1.38%
Alcoa Inc.	236,670	3,879,021

		3,879,021
MULTILINE RETAIL — 1.40%
Dillard’s Inc. Class A	4,535	540,663
Family Dollar Stores Inc.	19,281	1,441,255
Nordstrom Inc.	28,419	1,967,447

		3,949,365

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 3.25%
Cheniere Energy Inc.[a]	44,188	$3,126,743
Denbury Resources Inc.	70,913	1,201,975
ONEOK Inc.	41,969	2,704,063
Whiting Petroleum Corp.[a]	24,022	2,125,707

		9,158,488
PERSONAL PRODUCTS — 0.30%
Herbalife Ltd.[b]	16,222	850,033

		850,033
PHARMACEUTICALS — 0.29%
Mallinckrodt PLC[a,b]	11,791	820,889

		820,889
PROFESSIONAL SERVICES — 0.47%
Towers Watson & Co. Class A	12,900	1,316,058

		1,316,058
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.10%
Alexandria Real Estate Equities Inc.	14,448	1,135,613
American Campus Communities Inc.	21,154	823,314
BioMed Realty Trust Inc.	38,818	834,587
Brixmor Property Group Inc.	14,672	332,321
Corrections Corp. of America	23,465	756,042
Digital Realty Trust Inc.	27,289	1,757,139
Douglas Emmett Inc.	26,365	751,139
Gaming and Leisure Properties Inc.	18,089	609,057
Highwoods Properties Inc.	18,173	764,538
Home Properties Inc.	11,520	757,901
Kimco Realty Corp.	82,911	1,855,548
Liberty Property Trust	29,783	1,047,468
Macerich Co. (The)	28,444	1,849,144
Mid-America Apartment Communities Inc.	15,125	1,057,540
Omega Healthcare Investors Inc.[b]	25,415	928,664
Plum Creek Timber Co. Inc.	35,706	1,477,157
Rayonier Inc.	25,501	868,564
Realty Income Corp.[b]	44,715	1,924,981
Regency Centers Corp.	18,620	1,012,183
SL Green Realty Corp.	19,393	2,090,565
UDR Inc.	50,698	1,474,298
Weingarten Realty Investors[b]	22,663	745,839
WP Carey Inc.	11,820	776,929

		25,630,531
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.23%
CBRE Group Inc. Class Aa	56,390	1,739,068
Forest City Enterprises Inc. Class Aa	31,842	610,411
Jones Lang LaSalle Inc.	8,986	1,111,568

		3,461,047
ROAD & RAIL — 0.11%
AMERCO	1,186	312,108

		312,108

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.00%
Avago Technologies Ltd.	50,819	$3,525,822
Freescale Semiconductor Ltd.[a,b]	20,131	403,023
KLA-Tencor Corp.	33,482	2,393,628
Lam Research Corp.	32,738	2,291,660
Linear Technology Corp.	47,764	2,108,064
Maxim Integrated Products Inc.	57,088	1,673,249
Microchip Technology Inc.	40,445	1,820,834
NVIDIA Corp.	112,665	1,971,638
SunEdison Inc.[a,b]	49,626	992,520
SunPower Corp.[a]	8,696	319,404
Xilinx Inc.	54,271	2,232,166

		19,732,008
SOFTWARE — 2.66%
Activision Blizzard Inc.	99,717	2,231,666
Cadence Design Systems Inc.[a]	58,378	982,502
Electronic Arts Inc.[a]	63,510	2,133,936
Nuance Communications Inc.[a]	53,081	965,013
Synopsys Inc.[a]	31,202	1,178,499

		7,491,616
SPECIALTY RETAIL — 5.73%
Advance Auto Parts Inc.	14,748	1,786,130
AutoNation Inc.[a]	12,760	680,363
Bed Bath & Beyond Inc.[a,b]	41,193	2,607,105
CarMax Inc.[a,b]	44,509	2,172,484
Foot Locker Inc.	29,405	1,397,620
Penske Automotive Group Inc.	8,582	398,634
PetSmart Inc.	20,005	1,363,141
Sally Beauty Holdings Inc.[a]	27,749	720,086
Signet Jewelers Ltd.	16,172	1,646,148
Tiffany & Co.	22,408	2,187,245
Williams-Sonoma Inc.	17,651	1,183,853

		16,142,809
TEXTILES, APPAREL & LUXURY GOODS — 3.02%
Coach Inc.	55,287	1,910,719
Hanesbrands Inc.	20,124	1,966,316
Kate Spade & Co.[a,b]	25,518	965,346
PVH Corp.	16,631	1,832,404
Ralph Lauren Corp.	11,839	1,845,226

		8,520,011
THRIFTS & MORTGAGE FINANCE — 0.65%
Ocwen Financial Corp.[a]	23,390	705,676
People’s United Financial Inc.	62,543	908,124
TFS Financial Corp.[a]	16,035	216,152

		1,829,952
TRADING COMPANIES & DISTRIBUTORS — 1.17%
HD Supply Holdings Inc.[a]	19,690	500,520
United Rentals Inc.[a]	19,642	2,080,088
WESCO International Inc.[a]	8,961	703,349

		3,283,957

Security	Shares	Value

WATER UTILITIES — 0.30%
Aqua America Inc.	35,703	$849,017

		849,017

TOTAL COMMON STOCKS
(Cost: $243,171,718)		281,302,465

SHORT-TERM INVESTMENTS — 6.11%

MONEY MARKET FUNDS — 6.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	15,935,170	15,935,170
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	993,942	993,942
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	295,425	295,425

		17,224,537

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,224,537)		17,224,537

TOTAL INVESTMENTS IN SECURITIES — 105.96%
(Cost: $260,396,255)		298,527,002
Other Assets, Less Liabilities — (5.96)%		(16,793,611)

NET ASSETS — 100.00%		$281,733,391

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

44

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.96%

AEROSPACE & DEFENSE — 2.47%
B/E Aerospace Inc.[a]	14,340	$1,220,907
HEICO Corp.	8,238	404,980
Hexcel Corp.[a]	14,173	527,944
Textron Inc.	40,491	1,472,658
TransDigm Group Inc.	7,230	1,214,062

		4,840,551
AIRLINES — 0.35%
Spirit Airlines Inc.[a]	10,553	690,377

		690,377
AUTO COMPONENTS — 1.37%
BorgWarner Inc.	33,188	2,065,953
Gentex Corp.	21,161	611,553

		2,677,506
BEVERAGES — 1.68%
Constellation Brands Inc. Class Aa	24,501	2,039,953
Monster Beverage Corp.[a]	19,620	1,254,895

		3,294,848
BIOTECHNOLOGY — 3.82%
Alkermes PLC[a]	20,997	897,832
BioMarin Pharmaceutical Inc.[a]	21,156	1,307,864
Cubist Pharmaceuticals Inc.[a]	10,933	665,820
Incyte Corp.[a]	21,925	1,042,972
Intercept Pharmaceuticals Inc.[a,b]	1,753	407,327
Medivation Inc.[a]	11,111	824,769
Pharmacyclics Inc.[a]	9,915	1,194,163
Seattle Genetics Inc.[a,b]	16,245	571,824
United Therapeutics Corp.[a,b]	6,403	582,289

		7,494,860
BUILDING PRODUCTS — 1.20%
A.O. Smith Corp.	11,030	515,101
Fortune Brands Home & Security Inc.	24,119	911,457
Lennox International Inc.	6,556	559,358
USG Corp.[a,b]	13,617	360,170

		2,346,086
CAPITAL MARKETS — 1.27%
Affiliated Managers Group Inc.[a]	8,020	1,597,985
Artisan Partners Asset Management Inc.	4,761	248,048
Waddell & Reed Financial Inc. Class A	12,370	653,012

		2,499,045
CHEMICALS — 1.16%
FMC Corp.	19,307	1,259,203

Security	Shares	Value

W.R. Grace & Co.[a]	11,084	$1,008,644

		2,267,847
COMMERCIAL BANKS — 0.83%
Signature Bank[a]	7,261	830,586
SVB Financial Group[a]	7,236	788,869

		1,619,455
COMMERCIAL SERVICES & SUPPLIES — 1.82%
Clean Harbors Inc.[a,b]	8,008	461,501
Copart Inc.[a]	16,261	542,792
Rollins Inc.	9,387	265,746
Stericycle Inc.[a]	12,282	1,444,977
Waste Connections Inc.	17,998	852,026

		3,567,042
COMMUNICATIONS EQUIPMENT — 0.91%
F5 Networks Inc.[a]	11,003	1,238,828
Palo Alto Networks Inc.[a]	6,764	546,937

		1,785,765
COMPUTERS & PERIPHERALS — 1.33%
3D Systems Corp.[a,b]	14,841	743,979
NetApp Inc.	48,077	1,867,311

		2,611,290
CONSTRUCTION & ENGINEERING — 0.48%
Chicago Bridge & Iron Co. NV	15,709	931,858

		931,858
CONSTRUCTION MATERIALS — 0.90%
Eagle Materials Inc.	7,260	659,353
Martin Marietta Materials Inc.	8,820	1,095,709

		1,755,062
DISTRIBUTORS — 0.58%
LKQ Corp.[a]	43,863	1,147,237

		1,147,237
DIVERSIFIED FINANCIAL SERVICES — 0.70%
CBOE Holdings Inc.	12,469	604,372
MSCI Inc. Class Aa	16,939	766,490

		1,370,862
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.97%
Level 3 Communications Inc.[a]	24,830	1,092,023
tw telecom Inc.[a]	20,025	815,819

		1,907,842
ELECTRIC UTILITIES — 0.42%
ITC Holdings Corp.	22,884	826,112

		826,112

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2014

Security	Shares	Value

ELECTRICAL EQUIPMENT — 2.02%
Acuity Brands Inc.	6,274	$673,012
AMETEK Inc.	35,600	1,733,364
Sensata Technologies Holding NVa	22,774	1,053,070
Solarcity Corp.[a,b]	7,075	506,074

		3,965,520
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.53%
Amphenol Corp. Class A	22,812	2,193,830
FEI Co.	6,124	469,098
FLIR Systems Inc.	20,550	683,904
National Instruments Corp.	14,249	453,688
Trimble Navigation Ltd.[a]	37,813	1,168,422

		4,968,942
ENERGY EQUIPMENT & SERVICES — 2.73%
Core Laboratories NV	6,520	954,724
Dresser-Rand Group Inc.[a]	11,097	660,383
Dril-Quip Inc.[a]	5,900	594,543
FMC Technologies Inc.[a]	34,139	2,075,651
Oceaneering International Inc.	15,695	1,065,847

		5,351,148
FOOD & STAPLES RETAILING — 0.21%
Sprouts Farmers Market Inc.[a,b]	13,329	406,668

		406,668
FOOD PRODUCTS — 1.82%
Hain Celestial Group Inc.[a,b]	7,269	621,499
Keurig Green Mountain Inc.	18,427	2,197,973
WhiteWave Foods Co. (The) Class Aa	25,247	752,108

		3,571,580
HEALTH CARE EQUIPMENT & SUPPLIES — 5.05%
Align Technology Inc.[a]	10,416	564,651
C.R. Bard Inc.	11,063	1,650,932
Cooper Companies Inc. (The)	6,963	1,120,208
Edwards Lifesciences Corp.[a]	15,292	1,380,103
IDEXX Laboratories Inc.[a]	7,453	927,749
Intuitive Surgical Inc.[a]	5,575	2,550,841
ResMed Inc.[b]	20,387	1,054,823
Sirona Dental Systems Inc.[a]	8,029	643,926

		9,893,233
HEALTH CARE PROVIDERS & SERVICES — 1.09%
Brookdale Senior Living Inc.[a]	24,940	864,171
Envision Healthcare Holdings Inc.[a]	14,717	526,133
Tenet Healthcare Corp.[a]	14,166	747,540

		2,137,844
HEALTH CARE TECHNOLOGY — 0.35%
athenahealth Inc.[a,b]	5,490	682,956

		682,956

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.38%
Burger King Worldwide Inc.	8,749	$230,799
Domino’s Pizza Inc.	8,066	580,752
Dunkin’ Brands Group Inc.	15,431	661,373
Hyatt Hotels Corp. Class Aa	8,395	493,878
Panera Bread Co. Class Aa	3,782	557,088
Starwood Hotels & Resorts Worldwide Inc.	27,872	2,141,684

		4,665,574
HOUSEHOLD DURABLES — 1.80%
D.R. Horton Inc.	41,579	860,685
Harman International Industries Inc.	9,893	1,073,885
Lennar Corp. Class A	25,539	925,278
NVR Inc.[a,b]	590	664,612

		3,524,460
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.55%
Calpine Corp.[a]	49,217	1,084,743

		1,084,743
INDUSTRIAL CONGLOMERATES — 1.06%
Roper Industries Inc.	14,485	2,086,854

		2,086,854
INSURANCE — 0.25%
White Mountains Insurance Group Ltd.	810	489,977

		489,977
INTERNET & CATALOG RETAIL — 1.97%
Groupon Inc.[a]	55,586	359,641
Liberty Interactive Corp. Series Aa	68,578	1,923,613
TripAdvisor Inc.[a]	16,144	1,531,097
zulily Inc.[a,b]	1,648	57,054

		3,871,405
INTERNET SOFTWARE & SERVICES — 3.74%
Akamai Technologies Inc.[a]	25,821	1,523,955
CoStar Group Inc.[a]	4,608	662,308
Equinix Inc.[a]	7,227	1,550,336
MercadoLibre Inc.[b]	4,538	419,765
Pandora Media Inc.[a,b]	25,048	629,206
Rackspace Hosting Inc.[a]	16,879	511,265
VeriSign Inc.[a,b]	17,945	969,927
Yelp Inc.[a]	8,524	572,472
Zillow Inc. Class Aa	3,416	490,299

		7,329,533
IT SERVICES — 2.91%
Alliance Data Systems Corp.[a]	7,869	2,063,960
FleetCor Technologies Inc.[a]	10,703	1,421,251
Gartner Inc.[a]	13,104	896,576
Jack Henry & Associates Inc.	12,269	715,896
WEX Inc.[a]	5,619	606,403

		5,704,086

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.72%
Polaris Industries Inc.	9,551	$1,409,155

		1,409,155
LIFE SCIENCES TOOLS & SERVICES — 0.91%
Covance Inc.[a]	8,331	699,138
Mettler-Toledo International Inc.[a]	4,245	1,091,559

		1,790,697
MACHINERY — 5.85%
Colfax Corp.[a]	13,822	870,371
Donaldson Co. Inc.	19,095	740,695
Flowserve Corp.	19,921	1,474,951
Graco Inc.	8,795	652,149
IDEX Corp.	11,709	887,776
Lincoln Electric Holdings Inc.	11,677	775,820
Manitowoc Co. Inc. (The)	19,610	520,842
Middleby Corp. (The)[a]	8,316	605,904
Nordson Corp.	8,683	652,701
Pentair PLC	28,261	1,810,682
Toro Co. (The)	8,064	478,437
WABCO Holdings Inc.[a]	8,822	859,969
Wabtec Corp.	14,016	1,130,811

		11,461,108
MEDIA — 2.77%
AMC Networks Inc. Class Aa,b	8,566	512,846
Charter Communications Inc. Class Aa	10,202	1,576,413
Lamar Advertising Co. Class A	9,512	477,027
Lions Gate Entertainment Corp.	12,072	371,818
Live Nation Entertainment Inc.[a]	20,619	478,567
Madison Square Garden Inc. Class Aa	8,921	529,372
Morningstar Inc.	3,010	204,108
Scripps Networks Interactive Inc. Class A	15,537	1,280,404

		5,430,555
METALS & MINING — 0.36%
Royal Gold Inc.	9,429	712,550

		712,550
MULTILINE RETAIL — 0.83%
Dollar Tree Inc.[a]	30,006	1,634,427

		1,634,427
OIL, GAS & CONSUMABLE FUELS — 5.47%
Athlon Energy Inc.[a]	7,375	351,492
Cimarex Energy Co.	12,631	1,755,962
Concho Resources Inc.[a]	16,220	2,283,776
CONSOL Energy Inc.	33,341	1,294,298
EP Energy Corp. Class Aa	5,038	100,760
Gulfport Energy Corp.[a]	12,403	662,444
Kosmos Energy Ltd.[a]	14,761	142,148
Laredo Petroleum Inc.[a]	8,612	233,730
Oasis Petroleum Inc.[a,b]	13,952	745,734
Range Resources Corp.	24,483	1,850,670

Security	Shares	Value

SM Energy Co.	9,735	$764,587
Targa Resources Corp.	4,158	530,145

		10,715,746
PERSONAL PRODUCTS — 0.26%
Nu Skin Enterprises Inc. Class A	8,551	501,858

		501,858
PHARMACEUTICALS — 2.77%
Jazz Pharmaceuticals PLC[a,b]	7,860	1,098,278
Questcor Pharmaceuticals Inc.	8,142	732,536
Salix Pharmaceuticals Ltd.[a]	9,214	1,215,419
Zoetis Inc.	72,738	2,393,807

		5,440,040
PROFESSIONAL SERVICES — 2.45%
Equifax Inc.	17,691	1,346,108
IHS Inc. Class Aa	9,099	1,195,335
Robert Half International Inc.	19,969	971,492
Verisk Analytics Inc. Class Aa,b	21,468	1,288,939

		4,801,874
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.65%
American Realty Capital Properties Inc.	130,868	1,715,680
Apartment Investment and Management Co. Class A	21,197	724,513
Camden Property Trust	12,426	899,145
Essex Property Trust Inc.	9,071	1,719,589
Extra Space Storage Inc.	15,995	827,421
Federal Realty Investment Trust	9,775	1,193,528
Kilroy Realty Corp.	11,932	737,875
Spirit Realty Capital Inc.	54,477	630,299
Taubman Centers Inc.	9,166	674,251

		9,122,301
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.73%
Howard Hughes Corp. (The)[a]	4,543	660,643
Realogy Holdings Corp.[a]	21,212	779,753

		1,440,396
ROAD & RAIL — 2.56%
Avis Budget Group Inc.[a]	15,306	860,044
Genesee & Wyoming Inc. Class Aa	7,405	738,501
J.B. Hunt Transport Services Inc.	13,287	1,026,554
Kansas City Southern Industries Inc.	16,011	1,746,160
Old Dominion Freight Line Inc.[a]	10,124	642,671

		5,013,930
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.90%
Altera Corp.	45,440	1,486,797
Cree Inc.[a,b]	17,706	836,254
Skyworks Solutions Inc.	27,491	1,395,443

		3,718,494
SOFTWARE — 6.74%
ANSYS Inc.[a]	13,460	1,035,612

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2014

Security	Shares	Value

Aspen Technology Inc.[a]	13,352	$580,011
Autodesk Inc.[a]	33,070	1,764,284
Citrix Systems Inc.[a]	23,773	1,610,145
Concur Technologies Inc.[a]	6,931	644,306
FactSet Research Systems Inc.	5,713	686,303
FireEye Inc.[a,b]	4,463	158,436
Informatica Corp.[a]	15,905	504,507
MICROS Systems Inc.[a]	10,858	734,327
NetSuite Inc.[a,b]	4,537	382,514
PTC Inc.[a]	17,209	618,836
Red Hat Inc.[a]	27,466	1,596,324
ServiceNow Inc.[a,b]	15,273	898,052
Solera Holdings Inc.	9,981	638,784
Splunk Inc.[a,b]	13,211	621,181
Tableau Software Inc. Class Aa	5,062	329,030
Workday Inc. Class Aa,b	4,834	405,283

		13,207,935
SPECIALTY RETAIL — 4.29%
Cabela’s Inc.[a,b]	6,842	399,299
Dick’s Sporting Goods Inc.	14,412	612,942
GNC Holdings Inc. Class A	13,859	454,714
O’Reilly Automotive Inc.[a]	15,401	2,310,150
Ross Stores Inc.	30,833	1,985,645
Tractor Supply Co.	20,074	1,248,001
Ulta Salon, Cosmetics & Fragrance Inc.[a]	9,340	862,362
Urban Outfitters Inc.[a]	14,774	527,875

		8,400,988
TEXTILES, APPAREL & LUXURY GOODS — 1.76%
Carter’s Inc.	7,788	596,249
Fossil Group Inc.[a]	6,912	677,376
Lululemon Athletica Inc.[a,b]	15,587	599,632
Under Armour Inc. Class Aa,b	23,493	1,568,158

		3,441,415
TRADING COMPANIES & DISTRIBUTORS — 1.20%
Fastenal Co.	39,631	1,757,635
MSC Industrial Direct Co. Inc. Class A	6,871	586,027

		2,343,662
WIRELESS TELECOMMUNICATION SERVICES — 1.02%
SBA Communications Corp. Class Aa	18,693	1,998,842

		1,998,842

TOTAL COMMON STOCKS (Cost: $159,347,572)		195,954,141

SHORT-TERM INVESTMENTS — 7.95%

MONEY MARKET FUNDS — 7.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	14,600,995	14,600,995
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	910,723	910,723

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	74,259	$74,259

		15,585,977

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,585,977)		15,585,977

TOTAL INVESTMENTS IN SECURITIES — 107.91%
(Cost: $174,933,549)		211,540,118
Other Assets, Less Liabilities — (7.91)%		(15,501,683)

NET ASSETS — 100.00%		$196,038,435

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

48

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.83%
Alliant Techsystems Inc.	5,276	$685,511
Huntington Ingalls Industries Inc.	8,174	743,180
L-3 Communications Holdings Inc.	14,298	1,500,718
Spirit AeroSystems Holdings Inc. Class Aa	18,404	599,418
Triumph Group Inc.	8,633	546,901

		4,075,728
AIRLINES — 1.30%
United Continental Holdings Inc.[a]	62,172	2,884,159

		2,884,159
AUTO COMPONENTS — 2.98%
Autoliv Inc.	15,640	1,556,336
Goodyear Tire & Rubber Co. (The)	45,751	1,151,553
Lear Corp.	13,476	1,269,035
TRW Automotive Holdings Corp.[a]	18,364	1,878,454
Visteon Corp.[a]	8,020	765,910

		6,621,288
BEVERAGES — 2.46%
Coca-Cola Enterprises Inc.	38,836	1,765,096
Dr Pepper Snapple Group Inc.	32,740	1,923,802
Molson Coors Brewing Co. Class B NVS	26,337	1,778,538

		5,467,436
BUILDING PRODUCTS — 0.84%
Masco Corp.	59,617	1,240,033
Owens Corning	18,256	621,617

		1,861,650
CHEMICALS — 3.93%
Ashland Inc.	12,044	1,260,405
Celanese Corp. Series A	25,853	1,504,903
CF Industries Holdings Inc.	8,635	2,161,686
Eastman Chemical Co.	24,915	1,962,804
Huntsman Corp.	32,588	848,917
RPM International Inc.	22,338	986,893

		8,725,608
COMMERCIAL BANKS — 6.91%
BOK Financial Corp.	3,613	239,325
CIT Group Inc.	32,758	1,608,745
City National Corp.	8,076	607,719
Comerica Inc.	30,339	1,524,838
Commerce Bancshares Inc.	13,660	615,520
Cullen/Frost Bankers Inc.	8,928	696,116
East West Bancorp Inc.	24,093	820,607
Huntington Bancshares Inc.	138,407	1,359,157
KeyCorp	147,216	1,993,305
M&T Bank Corp.[b]	21,888	2,659,392

Security	Shares	Value

Regions Financial Corp.	229,648	$2,328,631
Zions Bancorp	31,032	894,342

		15,347,697
COMMERCIAL SERVICES & SUPPLIES — 1.62%
ADT Corp. (The)	28,872	1,004,746
Pitney Bowes Inc.	33,641	910,325
Republic Services Inc.	44,312	1,680,754

		3,595,825
COMMUNICATIONS EQUIPMENT — 1.15%
Brocade Communications Systems Inc.	71,961	662,761
CommScope Holding Co. Inc.[a]	13,781	339,564
EchoStar Corp. Class Aa	6,811	345,318
Harris Corp.	17,716	1,209,471

		2,557,114
CONSTRUCTION & ENGINEERING — 0.53%
KBR Inc.	24,642	509,104
URS Corp.	11,565	662,327

		1,171,431
CONSUMER FINANCE — 0.28%
SLM Corp.	70,064	620,767

		620,767
CONTAINERS & PACKAGING — 2.27%
Avery Dennison Corp.	15,927	751,914
Bemis Co. Inc.	16,995	662,975
Crown Holdings Inc.[a]	22,970	1,069,253
Owens-Illinois Inc.[a]	27,350	853,047
Sealed Air Corp.	32,428	1,041,587
Sonoco Products Co.	17,070	668,120

		5,046,896
DIVERSIFIED FINANCIAL SERVICES — 0.76%
NASDAQ OMX Group Inc. (The)	19,825	836,417
Voya Financial Inc.	22,683	841,539

		1,677,956
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.00%
Frontier Communications Corp.	165,877	1,086,494
Windstream Holdings Inc.	100,045	1,146,516

		2,233,010
ELECTRIC UTILITIES — 6.26%
Entergy Corp.	29,749	2,166,620
FirstEnergy Corp.	69,638	2,173,402
Great Plains Energy Inc.	25,456	631,054
Northeast Utilities	52,404	2,300,536
OGE Energy Corp.	33,313	1,197,602
Pepco Holdings Inc.	41,856	1,123,834
Pinnacle West Capital Corp.	18,353	981,702
Westar Energy Inc.	21,350	769,454
Xcel Energy Inc.	83,252	2,564,161

		13,908,365

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2014

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.95%
Arrow Electronics Inc.[a]	16,509	$956,697
Avnet Inc.	22,933	970,754
Flextronics International Ltd.[a]	100,724	1,046,522
Ingram Micro Inc. Class Aa	25,760	739,312
Jabil Circuit Inc.	30,772	614,209

		4,327,494
ENERGY EQUIPMENT & SERVICES — 2.86%
Diamond Offshore Drilling Inc.	11,349	531,020
Ensco PLC Class A	38,756	1,962,991
Nabors Industries Ltd.	43,360	1,177,658
Nobel Corp. PLC	42,144	1,322,057
Oil States International Inc.[a]	8,781	538,188
Patterson-UTI Energy Inc.	23,946	822,545

		6,354,459
FOOD & STAPLES RETAILING — 0.45%
Rite Aid Corp.[a]	149,285	998,717

		998,717
FOOD PRODUCTS — 4.08%
Bunge Ltd.	24,397	1,923,460
Campbell Soup Co.	29,817	1,240,089
Hillshire Brands Co. (The)	20,455	1,283,960
Ingredion Inc.	12,415	914,116
J.M. Smucker Co. (The)	17,247	1,718,491
Pilgrim’s Pride Corp.[a]	9,999	279,572
Tyson Foods Inc. Class A	45,832	1,705,409

		9,065,097
GAS UTILITIES — 1.54%
AGL Resources Inc.	19,846	1,024,848
Atmos Energy Corp.	16,823	812,887
Questar Corp.	29,508	656,258
UGI Corp.	19,306	937,113

		3,431,106
HEALTH CARE EQUIPMENT & SUPPLIES — 0.68%
CareFusion Corp.[a]	34,399	1,506,332

		1,506,332
HEALTH CARE PROVIDERS & SERVICES — 1.53%
Community Health Systems Inc.[a]	19,094	910,784
Omnicare Inc.	16,526	1,032,875
Quest Diagnostics Inc.	23,951	1,463,406

		3,407,065
HOTELS, RESTAURANTS & LEISURE — 0.47%
Darden Restaurants Inc.	22,104	1,033,362

		1,033,362

Security	Shares	Value

HOUSEHOLD DURABLES — 1.63%
Garmin Ltd.	20,459	$1,126,063
Newell Rubbermaid Inc.	46,228	1,501,486
PulteGroup Inc.	56,520	997,578

		3,625,127
HOUSEHOLD PRODUCTS — 0.53%
Energizer Holdings Inc.	10,235	1,174,569

		1,174,569
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.50%
AES Corp. (The)	109,435	1,598,845
NRG Energy Inc.	55,923	1,731,376

		3,330,221
INSURANCE — 12.00%
Alleghany Corp.[a]	2,755	1,140,157
Allied World Assurance Co. Holdings Ltd.	16,315	587,503
American Financial Group Inc.	12,062	675,352
Assurant Inc.	12,044	763,108
Assured Guaranty Ltd.	29,787	664,846
Axis Capital Holdings Ltd.	16,598	716,204
Cincinnati Financial Corp.	24,629	1,133,427
CNA Financial Corp.	4,762	177,956
CNO Financial Group Inc.	36,103	584,147
Everest Re Group Ltd.	7,642	1,191,464
Genworth Financial Inc. Class Aa	82,622	1,082,348
HCC Insurance Holdings Inc.	16,796	784,037
Lincoln National Corp.	43,839	2,296,725
Old Republic International Corp.	40,834	587,601
PartnerRe Ltd.	7,364	768,507
Principal Financial Group Inc.	45,585	2,264,663
Progressive Corp. (The)	90,719	2,126,453
Protective Life Corp.	13,234	918,175
Reinsurance Group of America Inc.	11,484	921,706
RenaissanceRe Holdings Ltd.[b]	6,715	656,794
Torchmark Corp.	22,041	1,162,442
Unum Group	42,742	1,467,333
Validus Holdings Ltd.[b]	15,026	548,900
W.R. Berkley Corp.	17,389	775,723
Willis Group Holdings PLC	29,907	1,218,710
XL Group PLC	45,351	1,462,116

		26,676,397
IT SERVICES — 2.52%
Computer Sciences Corp.	24,129	1,505,408
Sabre Corp.[a,b]	6,553	124,376
Western Union Co.	90,028	1,572,789
Xerox Corp.	181,156	2,402,129

		5,604,702
LEISURE EQUIPMENT & PRODUCTS — 1.34%
Hasbro Inc.	19,368	967,625
Mattel Inc.	56,527	2,002,469

		2,970,094

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2014

Security	Shares	Value

MACHINERY — 1.81%
AGCO Corp.	14,496	$706,100
Joy Global Inc.	16,745	992,309
Kennametal Inc.	13,054	551,923
Oshkosh Corp.	14,056	649,668
Trinity Industries Inc.	25,943	1,132,153

		4,032,153
MEDIA — 1.72%
Cablevision NY Group Class A	35,838	688,806
Gannett Co. Inc.	37,840	1,238,125
News Corp. Class A NVS[a]	83,187	1,468,251
Starz Series Aa	15,339	437,315

		3,832,497
METALS & MINING — 2.37%
Allegheny Technologies Inc.	18,102	681,540
Newmont Mining Corp.	82,669	2,059,285
Reliance Steel & Aluminum Co.	12,876	878,787
Steel Dynamics Inc.	39,695	841,931
United States Steel Corp.	24,167	809,353

		5,270,896
MULTI-UTILITIES — 6.82%
Alliant Energy Corp.	18,504	1,045,476
Ameren Corp.	40,227	1,546,728
CenterPoint Energy Inc.	71,691	1,743,525
CMS Energy Corp.	44,672	1,292,361
DTE Energy Co.	29,356	2,167,060
Integrys Energy Group Inc.	13,442	881,257
MDU Resources Group Inc.	31,926	1,005,988
NiSource Inc.	52,487	1,977,710
SCANA Corp.	23,468	1,194,052
TECO Energy Inc.	38,689	675,510
Wisconsin Energy Corp.	37,539	1,635,950

		15,165,617
MULTILINE RETAIL — 0.90%
Kohl’s Corp.	32,310	1,729,877
Sears Holdings Corp.[a,b]	7,344	280,174

		2,010,051
OIL, GAS & CONSUMABLE FUELS — 4.67%
Cobalt International Energy Inc.[a]	49,440	792,029
CVR Energy Inc.	2,706	127,399
Energen Corp.	12,105	988,131
HollyFrontier Corp.	32,898	1,546,535
Murphy Oil Corp.	27,969	1,737,714
Newfield Exploration Co.[a]	22,591	910,417
Peabody Energy Corp.	44,955	681,967
QEP Resources Inc.	29,838	986,146
Tesoro Corp.	21,480	1,321,879
Ultra Petroleum Corp.[a,b]	25,362	581,297
WPX Energy Inc.[a]	33,989	699,154

		10,372,668

Security	Shares	Value

PERSONAL PRODUCTS — 0.50%
Avon Products Inc.	72,032	$950,822
Coty Inc. Class A	9,435	161,433

		1,112,255
PHARMACEUTICALS — 1.40%
Endo International PLC[a]	23,225	1,557,933
Hospira Inc.[a]	27,826	1,543,508

		3,101,441
PROFESSIONAL SERVICES — 0.77%
Dun & Bradstreet Corp. (The)	6,141	675,694
Manpowergroup Inc.	13,334	1,038,585

		1,714,279
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.36%
American Capital Agency Corp.	58,479	1,352,035
Annaly Capital Management Inc.	157,101	1,743,821
Columbia Property Trust Inc.	21,142	539,332
DDR Corp.[b]	48,891	857,548
Duke Realty Corp.	55,250	993,948
Hospitality Properties Trust	25,202	720,021
National Retail Properties Inc.[b]	20,726	737,224
NorthStar Realty Finance Corp.[a]	30,395	489,360
Senior Housing Properties Trust	33,768	771,936
Starwood Property Trust Inc.	36,674	865,506
Two Harbors Investment Corp.	60,601	619,948

		9,690,679
ROAD & RAIL — 1.31%
Hertz Global Holdings Inc.[a]	76,141	2,148,699
Ryder System Inc.	8,946	770,519

		2,919,218
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.04%
First Solar Inc.[a,b]	11,791	744,130
Marvell Technology Group Ltd.	69,697	929,758
ON Semiconductor Corp.[a]	73,450	628,732

		2,302,620
SOFTWARE — 1.91%
CA Inc.	53,006	1,530,813
Symantec Corp.	114,702	2,713,850

		4,244,663
SPECIALTY RETAIL — 1.53%
Best Buy Co. Inc.	45,652	1,357,234
GameStop Corp. Class Ab	19,022	798,353
Staples Inc.	107,167	1,242,066

		3,397,653
THRIFTS & MORTGAGE FINANCE — 0.88%
Hudson City Bancorp Inc.	80,031	780,302
New York Community Bancorp Inc.	74,098	1,176,676

		1,956,978

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2014

Security	Shares	Value

WATER UTILITIES — 0.64%
American Water Works Co. Inc.	29,909	$1,428,753

		1,428,753
WIRELESS TELECOMMUNICATION SERVICES — 0.04%
United States Cellular Corp.[a]	2,343	91,588

		91,588

TOTAL COMMON STOCKS
(Cost: $193,059,849)		221,943,681

SHORT-TERM INVESTMENTS — 1.67%

MONEY MARKET FUNDS — 1.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,310,949	3,310,949
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	206,517	206,517
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	199,330	199,330

		3,716,796

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,716,796)		3,716,796

TOTAL INVESTMENTS IN SECURITIES — 101.54%
(Cost: $196,776,645)		225,660,477
Other Assets, Less Liabilities — (1.54)%		(3,415,456)

NET ASSETS — 100.00%		$222,245,021

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

52

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 2.13%
Curtiss-Wright Corp.	21,761	$1,382,041
DigitalGlobe Inc.[a,b]	31,035	811,565
Orbital Sciences Corp.[a]	27,391	703,127
Teledyne Technologies Inc.[a]	16,938	1,544,746

		4,441,479
AUTO COMPONENTS — 0.84%
Tenneco Inc.[a,b]	27,467	1,749,648

		1,749,648
AUTOMOBILES — 0.51%
Thor Industries Inc.	20,206	1,070,312

		1,070,312
BIOTECHNOLOGY — 0.55%
Clovis Oncology Inc.[a]	12,988	473,412
PDL BioPharma Inc.	72,757	682,461

		1,155,873
BUILDING PRODUCTS — 0.45%
Masonite International Corp.[a]	7,541	369,585
Nortek Inc.[a,b]	7,056	562,857

		932,442
CAPITAL MARKETS — 0.65%
Moelis & Co.[a]	3,091	105,279
Stifel Financial Corp.[a]	27,496	1,259,042

		1,364,321
CHEMICALS — 3.86%
Cytec Industries Inc.	16,181	1,631,854
Ferro Corp.[a]	39,233	491,982
H.B. Fuller Co.	22,614	1,009,715
Innophos Holdings Inc.	9,885	597,351
Innospec Inc.	10,993	442,028
Intrepid Potash Inc.[a,b]	25,091	371,598
Minerals Technologies Inc.	15,571	904,208
PolyOne Corp.	42,474	1,611,888
Taminco Corp.[a,b]	12,108	253,057
Tronox Ltd. Class A	27,756	736,644

		8,050,325
COMMERCIAL BANKS — 5.50%
Bank of the Ozarks Inc.	29,144	896,761
BankUnited Inc.	45,889	1,433,572
Capital Bank Financial Corp.[a]	21,370	486,809
First Financial Bankshares Inc.	27,500	807,950
Glacier Bancorp Inc.	33,640	890,787
Home Bancshares Inc.	21,551	647,823

Security	Shares	Value

Pinnacle Financial Partners Inc.	15,056	$557,072
PrivateBancorp Inc.	30,236	870,797
South State Corp.	10,935	635,433
Synovus Financial Corp.	62,739	1,477,503
Texas Capital Bancshares Inc.[a]	19,443	1,012,008
UMB Financial Corp.	17,024	964,069
Western Alliance Bancorp[a]	34,492	789,867

		11,470,451
COMMERCIAL SERVICES & SUPPLIES — 1.31%
Covanta Holding Corp.	59,124	1,207,312
G&K Services Inc. Class A	8,994	432,521
Steelcase Inc. Class A	27,947	422,000
UniFirst Corp.	6,913	672,013

		2,733,846
COMMUNICATIONS EQUIPMENT — 3.55%
ARRIS Group Inc.[a,b]	53,829	1,839,337
Ciena Corp.[a,b]	47,502	927,714
Finisar Corp.[a,b]	43,742	863,030
InterDigital Inc.	18,285	806,186
JDS Uniphase Corp.[a,b]	106,017	1,258,422
Plantronics Inc.	19,225	902,998
Polycom Inc.[a]	62,521	801,519

		7,399,206
CONSTRUCTION & ENGINEERING — 1.49%
EMCOR Group Inc.	30,388	1,243,781
Foster Wheeler AG	45,011	1,483,563
Primoris Services Corp.	15,849	378,474

		3,105,818
CONSUMER FINANCE — 0.50%
Encore Capital Group Inc.[a,b]	10,658	452,752
Nelnet Inc. Class A	8,202	338,168
Springleaf Holdings Inc.[a,b]	9,938	260,177

		1,051,097
ELECTRIC UTILITIES — 0.22%
NRG Yield Inc. Class A	8,837	461,733

		461,733
ELECTRICAL EQUIPMENT — 1.41%
AZZ Inc.	11,521	502,777
EnerSys	21,187	1,343,891
Franklin Electric Co. Inc.	17,727	649,695
GrafTech International Ltd.[a,b]	53,191	446,804

		2,943,167
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.35%
Belden Inc.	19,685	1,336,612
Coherent Inc.[a]	11,298	665,565
Knowles Corp.[a]	38,367	1,115,712
Littelfuse Inc.	10,169	883,889

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2014

Security	Shares	Value

Vishay Intertechnology Inc.	61,282	$902,684

		4,904,462
ENERGY EQUIPMENT & SERVICES — 3.89%
Atwood Oceanics Inc.[a]	26,132	1,258,256
Bristow Group Inc.	16,077	1,147,416
Exterran Holdings Inc.	26,808	1,132,638
Forum Energy Technologies Inc.[a]	29,025	966,242
GulfMark Offshore Inc. Class A	11,046	422,730
Hornbeck Offshore Services Inc.[a,b]	14,791	646,367
Key Energy Services Inc.[a]	58,746	360,701
Newpark Resources Inc.[a,b]	38,310	468,531
SEACOR Holdings Inc.[a]	8,690	660,092
Tidewater Inc.	22,348	1,056,390

		8,119,363
FOOD & STAPLES RETAILING — 0.87%
Casey’s General Stores Inc.	17,387	1,150,498
Susser Holdings Corp.[a]	8,242	660,761

		1,811,259
FOOD PRODUCTS — 2.38%
Darling Ingredients Inc.[a]	74,308	1,391,046
Lancaster Colony Corp.	8,786	767,457
Post Holdings Inc.[a,b]	19,850	891,662
Snyders-Lance Inc.	22,265	552,395
TreeHouse Foods Inc.[a]	18,549	1,363,351

		4,965,911
HEALTH CARE EQUIPMENT & SUPPLIES — 2.35%
CONMED Corp.	12,267	478,413
Haemonetics Corp.[a,b]	23,554	837,816
Hill-Rom Holdings Inc.	25,831	1,017,741
Integra LifeSciences Holdings Corp.[a]	10,708	507,773
Steris Corp.	26,679	1,357,428
Wright Medical Group Inc.[a]	22,606	696,717

		4,895,888
HEALTH CARE PROVIDERS & SERVICES — 2.74%
AmSurg Corp.[a]	18,181	868,325
Chemed Corp.[b]	7,938	808,485
Hanger Inc.[a]	15,859	501,937
HealthSouth Corp.	39,762	1,524,077
Molina Healthcare Inc.[a,b]	12,916	527,619
VCA Inc.[a]	39,862	1,486,454

		5,716,897
HOTELS, RESTAURANTS & LEISURE — 5.84%
Bloomin’ Brands Inc.[a]	34,137	668,744
Brinker International Inc.	29,331	1,315,202
Cheesecake Factory Inc. (The)	20,756	890,017
Choice Hotels International Inc.	15,870	744,144
Churchill Downs Inc.	5,632	487,168
ClubCorp Holdings Inc.	12,079	204,256
Cracker Barrel Old Country Store Inc.	10,753	1,042,611
Diamond Resorts International Inc.[a]	7,317	182,632
DineEquity Inc.	7,382	598,311

Security	Shares	Value

International Game Technology	111,426	$1,886,442
International Speedway Corp. Class A	12,602	382,093
Life Time Fitness Inc.[a]	17,039	670,485
Marriott Vacations Worldwide Corp.[a]	13,411	771,803
Pinnacle Entertainment Inc.[a,b]	23,873	520,431
Scientific Games Corp. Class Aa,b	21,875	186,813
Texas Roadhouse Inc.	26,846	667,929
Wendy’s Co. (The)	119,260	971,969

		12,191,050
HOUSEHOLD DURABLES — 2.15%
Helen of Troy Ltd.[a]	12,180	653,213
La-Z-Boy Inc.	23,556	495,618
Meritage Homes Corp.[a]	16,663	638,193
Ryland Group Inc. (The)	21,242	681,868
Standard-Pacific Corp.[a,b]	67,863	511,687
Tempur Sealy International Inc.[a]	27,446	1,501,571

		4,482,150
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.10%
Ormat Technologies Inc.	8,103	208,976

		208,976
INSURANCE — 1.01%
AmTrust Financial Services Inc.[b]	14,028	598,154
Enstar Group Ltd.[a]	4,941	681,858
RLI Corp.	15,583	666,018
Third Point Reinsurance Ltd.[a]	10,556	153,695

		2,099,725
INTERNET & CATALOG RETAIL — 0.41%
HSN Inc.	15,151	846,789

		846,789
INTERNET SOFTWARE & SERVICES — 2.10%
AOL Inc.[a]	36,094	1,391,424
Conversant Inc.[a,b]	28,536	666,886
j2 Global Inc.	20,184	987,401
Rocket Fuel Inc.[a,b]	4,282	113,088
VistaPrint NVa,b	13,796	679,591
Web.com Group Inc.[a]	20,676	548,948

		4,387,338
IT SERVICES — 2.78%
Cardtronics Inc.[a]	20,143	776,714
Convergys Corp.	45,831	888,663
CoreLogic Inc.[a]	41,499	1,128,773
EVERTEC Inc.	29,836	667,133
NeuStar Inc. Class Aa,b	15,201	423,500
TeleTech Holdings Inc.[a]	8,636	237,749
VeriFone Systems Inc.[a]	50,412	1,689,306

		5,811,838

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2014

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.57%
Charles River Laboratories International Inc.[a]	21,850	$1,184,489

		1,184,489
MACHINERY — 5.04%
Actuant Corp. Class A	32,053	1,034,671
Albany International Corp. Class A	12,772	457,748
Barnes Group Inc.	21,324	730,347
CLARCOR Inc.	22,767	1,350,311
Greenbrier Companies Inc. (The)	10,750	692,837
Hillenbrand Inc.	28,377	852,729
Meritor Inc.[a]	44,423	558,397
Mueller Industries Inc.	25,673	714,480
Mueller Water Products Inc. Class A	72,277	560,147
Rexnord Corp.[a]	32,473	873,848
TriMas Corp.[a]	19,268	610,410
Watts Water Technologies Inc. Class A	12,886	753,316
Woodward Inc.	26,649	1,331,384

		10,520,625
MEDIA — 1.62%
AMC Entertainment Holdings Inc. Class A	8,480	191,987
Loral Space & Communications Inc.[a]	6,006	434,234
Media General Inc. Class Aa,b	9,739	196,338
Meredith Corp.	16,752	769,252
New York Times Co. (The) Class A	57,055	712,617
Sinclair Broadcast Group Inc. Class A	33,058	1,068,104

		3,372,532
METALS & MINING — 2.82%
Century Aluminum Co.[a]	23,327	438,547
Commercial Metals Co.	53,200	917,168
Compass Minerals International Inc.	15,144	1,302,687
Kaiser Aluminum Corp.	8,177	631,428
Stillwater Mining Co.[a,b]	54,153	969,339
SunCoke Energy Inc.[a]	31,599	721,405
Worthington Industries Inc.	23,504	899,028

		5,879,602
MULTILINE RETAIL — 0.20%
Burlington Stores Inc.[a,b]	12,984	424,966

		424,966
OIL, GAS & CONSUMABLE FUELS — 1.67%
Bill Barrett Corp.[a,b]	22,363	536,936
Clayton Williams Energy Inc.[a]	2,700	287,307
Gran Tierra Energy Inc.[a]	123,196	818,022
PDC Energy Inc.[a,b]	16,163	877,004
SandRidge Energy Inc.[a,b]	162,846	970,562

		3,489,831
PAPER & FOREST PRODUCTS — 1.50%
Clearwater Paper Corp.[a]	9,197	621,717
KapStone Paper and Packaging Corp.[a]	36,335	1,080,603
Louisiana-Pacific Corp.[a]	63,753	863,216

Security	Shares	Value

Schweitzer-Mauduit International Inc.	13,715	$559,983

		3,125,519
PERSONAL PRODUCTS — 0.12%
Elizabeth Arden Inc.[a]	11,725	241,887

		241,887
PHARMACEUTICALS — 0.70%
Medicines Co. (The)[a]	29,453	688,317
Theravance Inc.[a,b]	35,693	774,538

		1,462,855
PROFESSIONAL SERVICES — 0.32%
Korn/Ferry International[a]	22,535	662,980

		662,980
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.91%
Alexander’s Inc.	949	344,487
Aviv REIT Inc.	11,620	330,589
Blackstone Mortgage Trust Inc. Class Ab	21,989	626,027
Chesapeake Lodging Trust	22,314	662,280
Corporate Office Properties Trust	39,543	1,121,835
DCT Industrial Trust Inc.	148,064	1,159,341
DiamondRock Hospitality Co.	88,425	1,084,091
DuPont Fabros Technology Inc.[b]	29,495	808,458
EastGroup Properties Inc.	14,144	882,020
Empire State Realty Trust Inc. Class A	33,653	546,525
EPR Properties	24,136	1,300,930
Equity Lifestyle Properties, Inc.	35,728	1,582,393
Equity One Inc.	28,687	666,112
First Industrial Realty Trust Inc.	45,307	817,791
Franklin Street Properties Corp.	39,265	476,677
GEO Group Inc. (The)	32,790	1,128,304
Glimcher Realty Trust	65,717	705,801
Healthcare Realty Trust Inc.	43,348	1,070,696
LaSalle Hotel Properties[b]	46,960	1,633,738
Lexington Realty Trust[b]	92,567	1,012,683
LTC Properties Inc.	15,786	605,077
Medical Properties Trust Inc.	77,863	1,048,036
National Health Investors Inc.[b]	13,165	787,135
Post Properties Inc.	24,537	1,329,905
Potlatch Corp.	18,378	759,011
Ramco-Gershenson Properties Trust	30,792	511,147
Retail Opportunity Investments Corp.	39,326	606,800
Sovran Self Storage Inc.	14,884	1,141,901
Sun Communities Inc.	17,246	907,657
Sunstone Hotel Investors Inc.	90,926	1,290,240

		26,947,687
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.45%
St. Joe Co. (The)[a,b]	41,437	946,421

		946,421
ROAD & RAIL — 1.17%
Con-way Inc.	25,773	1,271,898
Heartland Express Inc.	22,552	506,292
Knight Transportation Inc.	27,468	658,133

		2,436,323

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.45%
Atmel Corp.[a]	189,992	$1,557,934
Cirrus Logic Inc.[a]	28,131	630,978
Entegris Inc.[a]	62,908	722,813
International Rectifier Corp.[a]	32,208	800,047
MKS Instruments Inc.	24,237	770,252
Rambus Inc.[a]	51,569	593,559
RF Micro Devices Inc.[a]	129,180	1,441,649
Semtech Corp.[a,b]	30,480	680,618
Teradyne Inc.	87,666	1,597,275
Tessera Technologies Inc.	21,709	551,626
TriQuint Semiconductor Inc.[a]	77,355	1,390,843
Veeco Instruments Inc.[a,b]	18,149	629,952

		11,367,546
SOFTWARE — 2.54%
Compuware Corp.	99,214	902,847
Mentor Graphics Corp.	43,744	863,944
Take-Two Interactive Software Inc.[a]	42,476	950,613
TIBCO Software Inc.[a]	69,071	1,333,070
Verint Systems Inc.[a]	26,675	1,252,125

		5,302,599
SPECIALTY RETAIL — 4.65%
Aaron’s Inc.	32,594	859,830
Abercrombie & Fitch Co. Class A	32,874	1,293,263
ANN INC.[a]	21,166	777,850
Asbury Automotive Group Inc.[a,b]	13,850	935,290
Ascena Retail Group Inc.[a]	58,407	938,016
Chico’s FAS Inc.	69,251	1,094,858
DSW Inc. Class A	33,085	879,730
Finish Line Inc. (The) Class A	21,892	575,541
Genesco Inc.[a,b]	10,839	826,691
Outerwall Inc.[a,b]	9,181	505,139
Pier 1 Imports Inc.	42,846	645,261
Sonic Automotive Inc. Class A	15,430	375,258

		9,706,727
TEXTILES, APPAREL & LUXURY GOODS — 2.15%
Columbia Sportswear Co.	5,822	435,253
Crocs Inc.[a]	39,412	625,469
Deckers Outdoor Corp.[a,b]	15,634	1,383,765
Iconix Brand Group Inc.[a,b]	21,997	928,933
Quiksilver Inc.[a]	59,424	177,678
SKECHERS U.S.A. Inc. Class Aa	17,835	930,452

		4,481,550
THRIFTS & MORTGAGE FINANCE — 1.37%
Capitol Federal Financial Inc.	59,647	697,870
Home Loan Servicing Solutions Ltd.	29,299	626,999
Ladder Capital Corp. Class Aa	6,485	114,136
MGIC Investment Corp.[a]	152,929	1,130,145
Nationstar Mortgage Holdings Inc.[a,b]	9,461	288,655

		2,857,805

Security	Shares	Value

TOBACCO — 0.28%
Vector Group Ltd.	28,738	$589,991

		589,991
TRADING COMPANIES & DISTRIBUTORS — 2.21%
Applied Industrial Technologies Inc.	18,870	914,440
Beacon Roofing Supply Inc.[a]	22,355	617,892
GATX Corp.	20,791	1,289,042
MRC Global Inc.[a]	46,047	1,235,441
Rush Enterprises Inc. Class Aa	15,939	561,531

		4,618,346
TRANSPORTATION INFRASTRUCTURE — 0.23%
Wesco Aircraft Holdings Inc.[a]	25,353	480,439

		480,439

TOTAL COMMON STOCKS (Cost: $188,734,656)		208,472,084

SHORT-TERM INVESTMENTS — 11.47%

MONEY MARKET FUNDS — 11.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	22,243,185	22,243,185
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,387,398	1,387,398
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	304,671	304,671

		23,935,254

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,935,254)		23,935,254

TOTAL INVESTMENTS IN SECURITIES — 111.38% (Cost: $212,669,910)		232,407,338
Other Assets, Less Liabilities — (11.38)%		(23,749,023)

NET ASSETS — 100.00%		$208,658,315

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

56

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AIR FREIGHT & LOGISTICS — 1.05%
Forward Air Corp.	8,917	$399,214
Hub Group Inc. Class Aa	9,941	459,075
XPO Logistics Inc.[a]	15,013	463,752

		1,322,041
AIRLINES — 0.38%
Allegiant Travel Co.	4,039	475,633

		475,633
AUTO COMPONENTS — 0.86%
Dorman Products Inc.[a]	8,660	375,671
Drew Industries Inc.	6,304	283,680
Gentherm Inc.[a,b]	10,072	421,513

		1,080,864
BEVERAGES — 0.44%
Boston Beer Co. Inc. (The) Class Aa	2,530	557,612

		557,612
BIOTECHNOLOGY — 7.83%
ACADIA Pharmaceuticals Inc.[a]	24,019	486,865
Acorda Therapeutics Inc.[a,b]	11,897	348,225
Aegerion Pharmaceuticals Inc.[a,b]	7,015	235,774
Agios Pharmaceuticals Inc.[a]	2,605	104,981
Alnylam Pharmaceuticals Inc.[a,b]	18,096	978,089
Arena Pharmaceuticals Inc.[a]	62,363	288,741
ARIAD Pharmaceuticals Inc.[a,b]	53,077	305,724
Celldex Therapeutics Inc.[a,b]	25,373	332,133
Cepheid Inc.[a]	19,881	748,321
ImmunoGen Inc.[a,b]	24,571	264,875
Insys Therapeutics Inc.[a,b]	1,855	50,141
InterMune Inc.[a]	28,196	1,236,959
Intrexon Corp.[a,b]	3,094	68,346
Ironwood Pharmaceuticals Inc. Class Aa	34,285	507,418
Isis Pharmaceuticals Inc.[a]	33,526	1,038,971
Keryx Biopharmaceuticals Inc.[a,b]	26,167	393,813
Ligand Pharmaceuticals Inc. Class Ba	5,888	289,513
Myriad Genetics Inc.[a,b]	21,334	770,157
NPS Pharmaceuticals Inc.[a,b]	27,892	779,302
Sarepta Therapeutics Inc.[a,b]	10,853	231,603
Synageva BioPharma Corp.[a]	5,853	400,404

		9,860,355
BUILDING PRODUCTS — 1.08%
Armstrong World Industries Inc.[a]	12,814	623,786
NCI Building Systems Inc.[a]	8,146	136,527
Simpson Manufacturing Co. Inc.	11,753	357,409
Trex Co. Inc.[a]	8,670	244,060

		1,361,782

Security	Shares	Value

CAPITAL MARKETS — 2.24%
Cohen & Steers Inc.	5,326	$221,082
Evercore Partners Inc. Class A	9,942	542,435
Financial Engines Inc.	14,677	571,669
GAMCO Investors Inc. Class A	1,239	94,945
Greenhill & Co. Inc.	7,595	347,623
HFF Inc. Class A	9,602	326,084
Virtus Investment Partners Inc.	2,018	413,791
WisdomTree Investments Inc.[a]	29,880	306,569

		2,824,198
CHEMICALS — 0.65%
Balchem Corp.	8,691	434,550
Flotek Industries Inc.[a,b]	13,525	390,196

		824,746
COMMERCIAL BANKS — 0.80%
Investors Bancorp Inc.	97,031	1,004,271

		1,004,271
COMMERCIAL SERVICES & SUPPLIES — 2.10%
Healthcare Services Group Inc.	20,046	524,003
Herman Miller Inc.	16,906	494,331
HNI Corp.	12,876	455,038
Interface Inc.	16,731	265,186
Mobile Mini Inc.	11,733	443,038
MSA Safety Inc.	9,059	469,075

		2,650,671
COMMUNICATIONS EQUIPMENT — 2.32%
ADTRAN Inc.	16,144	359,043
Aruba Networks Inc.[a]	30,458	543,980
Infinera Corp.[a,b]	34,764	319,829
Riverbed Technology Inc.[a]	45,776	819,390
Ubiquiti Networks Inc.[a,b]	4,492	171,729
ViaSat Inc.[a,b]	12,168	711,463

		2,925,434
COMPUTERS & PERIPHERALS — 0.51%
Electronics For Imaging Inc.[a]	13,282	585,338
Nimble Storage Inc.[a,b]	2,249	58,204

		643,542
CONSTRUCTION & ENGINEERING — 0.37%
MasTec Inc.[a,b]	17,261	469,327

		469,327
CONSUMER FINANCE — 1.27%
Credit Acceptance Corp.[a]	2,524	287,042
First Cash Financial Services Inc.[a,b]	8,269	466,454
Portfolio Recovery Associates Inc.[a]	14,274	841,595

		1,595,091

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2014

Security	Shares	Value

DISTRIBUTORS — 0.56%
Pool Corp.	12,810	$701,476

		701,476
DIVERSIFIED CONSUMER SERVICES — 1.63%
Bright Horizons Family Solutions Inc.[a,b]	8,251	342,994
Grand Canyon Education Inc.[a]	13,297	571,771
Houghton Mifflin Harcourt Co.[a]	5,273	92,330
LifeLock Inc.[a]	19,603	272,090
Sotheby’s	19,656	779,360

		2,058,545
DIVERSIFIED FINANCIAL SERVICES — 0.48%
MarketAxess Holdings Inc.	10,762	605,147

		605,147
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.34%
Cogent Communications Holdings Inc.	12,277	426,135

		426,135
ELECTRICAL EQUIPMENT — 0.44%
Polypore International Inc.[a,b]	12,856	554,094

		554,094
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.06%
Cognex Corp.[a]	23,523	963,973
InvenSense Inc.[a,b]	15,135	348,256
IPG Photonics Corp.[a]	9,943	669,661
OSI Systems Inc.[a]	5,355	355,036
Universal Display Corp.[a,b]	11,817	362,309
Zebra Technologies Corp. Class Aa	14,397	1,152,768

		3,852,003
ENERGY EQUIPMENT & SERVICES — 0.87%
C&J Energy Services Inc.[a,b]	13,141	393,704
CARBO Ceramics Inc.[b]	5,665	705,519

		1,099,223
FOOD & STAPLES RETAILING — 1.25%
Fresh Market Inc. (The)[a,b]	11,450	342,698
PriceSmart Inc.	4,923	405,163
United Natural Foods Inc.[a,b]	14,150	829,473

		1,577,334
FOOD PRODUCTS — 0.76%
B&G Foods Inc. Class A	15,325	430,173
J&J Snack Foods Corp.	4,173	375,946
Tootsie Roll Industries Inc.	5,853	154,109

		960,228
HEALTH CARE EQUIPMENT & SUPPLIES — 4.30%
Cantel Medical Corp.	9,578	321,150

Security	Shares	Value

Cyberonics Inc.[a]	6,906	$410,700
DexCom Inc.[a,b]	19,866	748,551
Globus Medical Inc. Class Aa,b	15,711	350,355
HeartWare International Inc.[a]	4,364	367,492
Insulet Corp.[a,b]	15,801	558,407
Masimo Corp.[a]	14,749	355,156
Neogen Corp.[a]	10,486	457,819
NuVasive Inc.[a]	13,311	497,565
Thoratec Corp.[a]	16,230	527,475
West Pharmaceutical Services Inc.	20,150	821,113

		5,415,783
HEALTH CARE PROVIDERS & SERVICES — 2.46%
Acadia Healthcare Co. Inc.[a]	12,691	604,853
Air Methods Corp.[a]	10,057	505,364
ExamWorks Group Inc.[a]	9,466	334,055
MWI Veterinary Supply Inc.[a]	3,671	518,566
Team Health Holdings Inc.[a,b]	20,027	1,132,527

		3,095,365
HEALTH CARE TECHNOLOGY — 1.92%
Allscripts Healthcare Solutions Inc.[a]	45,546	725,092
Castlight Health Inc.[a,b]	3,212	43,073
HMS Holdings Corp.[a]	25,032	460,839
MedAssets Inc.[a]	17,397	369,512
Medidata Solutions Inc.[a]	14,501	650,225
Veeva Systems Inc.[a,b]	7,220	171,836

		2,420,577
HOTELS, RESTAURANTS & LEISURE — 4.03%
Bally Technologies Inc.[a,b]	11,198	673,784
Belmond Ltd.[a]	25,406	315,034
Boyd Gaming Corp.[a]	21,756	239,316
Buffalo Wild Wings Inc.[a]	5,389	783,129
Interval Leisure Group Inc.	11,423	241,939
Jack in the Box Inc.	11,416	652,881
Krispy Kreme Doughnuts Inc.[a]	18,645	285,455
La Quinta Holdings Inc.[a,b]	11,407	214,338
Papa John’s International Inc.	8,721	363,579
SeaWorld Entertainment Inc.	19,259	536,363
Vail Resorts Inc.	10,306	778,103

		5,083,921
HOUSEHOLD PRODUCTS — 0.21%
WD-40 Co.	3,993	266,573

		266,573
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.26%
Pattern Energy Group Inc.	10,480	324,775

		324,775
INDUSTRIAL CONGLOMERATES — 0.23%
Raven Industries Inc.	10,419	290,378

		290,378

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2014

Security	Shares	Value

INSURANCE — 0.32%
Hilltop Holdings Inc.[a]	19,591	$401,616

		401,616
INTERNET & CATALOG RETAIL — 1.04%
Coupons.com Inc.[a,b]	3,088	63,397
HomeAway Inc.[a]	18,397	638,744
RetailMeNot Inc.[a]	2,721	66,556
Shutterfly Inc.[a]	10,995	542,273

		1,310,970
INTERNET SOFTWARE & SERVICES — 3.34%
Bankrate Inc.[a,b]	16,149	272,272
Cornerstone OnDemand Inc.[a]	13,192	551,953
Cvent Inc.[a]	3,045	83,159
Dealertrack Technologies Inc.[a,b]	12,543	471,241
Demandware Inc.[a,b]	7,994	481,559
Endurance International Group Holdings Inc.[a,b]	6,239	85,038
Envestnet Inc.[a]	8,264	360,393
Gogo Inc.[a,b]	3,235	52,439
GrubHub Inc.[a]	2,009	72,907
Marketo Inc.[a,b]	5,475	149,741
NIC Inc.	17,175	289,742
Shutterstock Inc.[a,b]	2,991	233,119
Trulia Inc.[a,b]	9,504	575,277
WebMD Health Corp.[a]	10,503	523,364

		4,202,204
IT SERVICES — 3.01%
Acxiom Corp.[a,b]	21,988	402,820
EPAM Systems Inc.[a]	6,929	267,875
Euronet Worldwide Inc.[a]	13,658	683,446
Heartland Payment Systems Inc.	10,235	486,163
iGATE Corp.[a]	8,345	297,750
MAXIMUS Inc.	19,303	798,372
Sapient Corp.[a]	31,969	471,862
Syntel Inc.[a]	4,419	381,669

		3,789,957
LEISURE EQUIPMENT & PRODUCTS — 0.22%
Sturm, Ruger & Co. Inc.[b]	5,547	277,128

		277,128
LIFE SCIENCES TOOLS & SERVICES — 1.95%
Bruker Corp.[a]	31,112	707,176
PAREXEL International Corp.[a]	16,217	868,582
TECHNE Corp.	9,494	885,980

		2,461,738
MACHINERY — 2.73%
American Railcar Industries Inc.[b]	2,667	182,476
Chart Industries Inc.[a,b]	8,687	660,646
CIRCOR International Inc.	5,042	362,369
EnPro Industries Inc.[a]	6,488	443,909
Hyster-Yale Materials Handling Inc.	3,255	260,725

Security	Shares	Value

Lindsay Corp.[b]	3,677	$297,653
Proto Labs Inc.[a,b]	5,851	473,931
RBC Bearings Inc.	6,647	368,776
Tennant Co.	5,269	384,374

		3,434,859
MEDIA — 0.72%
DreamWorks Animation SKG Inc. Class Aa,b	20,547	410,940
Nexstar Broadcasting Group Inc.	8,317	387,489
World Wrestling Entertainment Inc. Class A	8,327	103,921

		902,350
METALS & MINING — 1.85%
Carpenter Technology Corp.	15,138	819,571
Globe Specialty Metals Inc.	18,122	344,862
Hecla Mining Co.	97,382	307,727
US Silica Holdings Inc.	15,328	861,740

		2,333,900
OIL, GAS & CONSUMABLE FUELS — 6.03%
Bonanza Creek Energy Inc.[a,b]	8,186	458,907
Carrizo Oil & Gas Inc.[a]	11,803	724,822
Comstock Resources Inc.	12,626	298,731
Diamondback Energy Inc.[a,b]	12,165	1,000,328
Halcon Resources Corp.[a,b]	73,213	435,617
Kodiak Oil & Gas Corp.[a]	75,996	1,180,978
Magnum Hunter Resources Corp.[a,b]	53,419	343,484
Matador Resources Co.[a,b]	19,244	520,358
Rex Energy Corp.[a]	12,260	169,066
Rosetta Resources Inc.[a,b]	17,518	894,644
RSP Permian Inc.[a,b]	5,762	170,267
Sanchez Energy Corp.[a]	14,604	463,239
SemGroup Corp. Class A	12,151	936,599

		7,597,040
PERSONAL PRODUCTS — 0.10%
Inter Parfums Inc.	4,831	126,234

		126,234
PHARMACEUTICALS — 2.52%
Akorn Inc.[a,b]	20,445	693,699
Impax Laboratories Inc.[a]	18,589	434,797
Lannett Co. Inc.[a]	7,985	268,376
Nektar Therapeutics[a]	36,304	383,007
Pacira Pharmaceuticals Inc.[a,b]	10,166	935,272
Prestige Brands Holdings Inc.[a]	14,794	455,655

		3,170,806
PROFESSIONAL SERVICES — 1.86%
Advisory Board Co. (The)[a,b]	10,315	517,194
Corporate Executive Board Co. (The)	9,637	598,169
Huron Consulting Group Inc.[a]	6,729	406,701
On Assignment Inc.[a]	13,341	360,340
TriNet Group Inc.[a]	4,317	101,018
WageWorks Inc.[a,b]	8,621	359,840

		2,343,262

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.47%
Acadia Realty Trust	16,404	$463,085
American Assets Trust Inc.	8,925	306,038
American Homes 4 Rent Class A	13,111	238,882
Chambers Street Properties	67,612	526,021
CubeSmart	38,266	696,824
Education Realty Trust Inc.	38,680	408,461
Healthcare Trust of America Inc. Class A	50,745	604,373
Hersha Hospitality Trust	54,422	359,729
Hudson Pacific Properties Inc.	15,680	401,408
Parkway Properties Inc.[b]	20,654	428,158
Pebblebrook Hotel Trust	18,218	663,135
PS Business Parks Inc.	5,760	475,200
RLJ Lodging Trust	37,183	1,042,611
Ryman Hospitality Properties Inc.	14,484	691,611
Sabra Healthcare REIT Inc.	13,523	374,587
Strategic Hotels & Resorts Inc.[a]	68,962	786,857
Tanger Factory Outlet Centers Inc.	27,329	946,950

		9,413,930
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.14%
Alexander & Baldwin Inc.	12,243	467,316
Altisource Portfolio Solutions SAa,b	4,700	509,386
Kennedy-Wilson Holdings Inc.	19,373	453,328

		1,430,030
ROAD & RAIL — 1.18%
Landstar System Inc.	12,818	847,654
Swift Transportation Co.[a]	31,283	639,738

		1,487,392
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.08%
Cavium Inc.[a,b]	15,066	702,829
GT Advanced Technologies Inc.[a,b]	38,895	538,307
Integrated Device Technology Inc.[a]	38,740	556,306
Monolithic Power Systems Inc.	10,040	414,049
Power Integrations Inc.	8,684	467,460
Silicon Laboratories Inc.[a]	11,405	464,526
Synaptics Inc.[a,b]	10,271	741,874

		3,885,351
SOFTWARE — 10.13%
ACI Worldwide Inc.[a]	32,444	608,000
Advent Software Inc.	11,610	376,861
Barracuda Networks Inc.[a,b]	1,169	32,463
Blackbaud Inc.	13,184	483,985
Bottomline Technologies Inc.[a]	10,759	304,587
CommVault Systems Inc.[a]	12,648	607,357
Fair Isaac Corp.	9,772	558,470
FleetMatics Group PLC[a]	10,598	334,791
Fortinet Inc.[a]	39,058	958,874
Guidewire Software Inc.[a,b]	19,374	784,647
Infoblox Inc.[a,b]	13,699	166,032
Interactive Intelligence Group Inc.[a]	4,637	210,381
Manhattan Associates Inc.[a]	21,609	634,440
MicroStrategy Inc. Class Aa	2,583	369,705
NetScout Systems Inc.[a]	10,555	448,904
Pegasystems Inc.	9,933	212,268

Security	Shares	Value

QLIK Technologies Inc.[a]	25,566	$676,476
RealPage Inc.[a,b]	14,464	232,943
SolarWinds Inc.[a]	18,702	769,400
SS&C Technologies Holdings Inc.[a]	17,967	778,151
Synchronoss Technologies Inc.[a]	8,835	357,022
TiVo Inc.[a]	32,809	441,609
Tyler Technologies Inc.[a]	8,282	751,426
Ultimate Software Group Inc. (The)[a]	8,083	1,090,477
Zynga Inc. Class Aa,b	195,028	569,482

		12,758,751
SPECIALTY RETAIL — 3.07%
Conn’s Inc.[a,b]	7,134	285,360
Container Store Group Inc. (The)[a,b]	3,679	77,369
Five Below Inc.[a,b]	13,479	493,601
Hibbett Sports Inc.[a]	7,311	364,892
Lithia Motors Inc. Class A	6,481	575,837
Lumber Liquidators Holdings Inc.[a,b]	7,837	424,922
Mattress Firm Holding Corp.[a,b]	4,256	198,330
Monro Muffler Brake Inc.	8,553	434,407
Restoration Hardware Holdings Inc.[a,b]	7,858	642,706
Vitamin Shoppe Inc.[a,b]	8,785	374,680

		3,872,104
TEXTILES, APPAREL & LUXURY GOODS — 1.71%
G-III Apparel Group Ltd.[a]	5,073	394,020
Oxford Industries Inc.	4,149	247,156
Steven Madden Ltd.[a]	16,438	523,550
Tumi Holdings Inc.[a,b]	13,799	290,883
Wolverine World Wide Inc.	28,918	701,551

		2,157,160
THRIFTS & MORTGAGE FINANCE — 0.08%
Essent Group Ltd.[a]	5,863	106,765

		106,765
TRADING COMPANIES & DISTRIBUTORS — 1.66%
Air Lease Corp.	25,282	870,965
DXP Enterprises Inc.[a,b]	3,007	213,587
H&E Equipment Services Inc.[a]	8,572	310,135
Watsco Inc.	7,777	696,586

		2,091,273

TOTAL COMMON STOCKS
(Cost: $114,533,052)		125,881,944

SHORT-TERM INVESTMENTS — 24.34%

MONEY MARKET FUNDS — 24.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	28,771,835	28,771,835
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,794,617	1,794,617

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	105,203	$105,203

		30,671,655

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,671,655)		30,671,655

TOTAL INVESTMENTS IN SECURITIES — 124.25%
(Cost: $145,204,707)		156,553,599
Other Assets, Less Liabilities — (24.25)%		(30,555,869)

NET ASSETS — 100.00%		$125,997,730

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

61

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 2.49%
AAR Corp.	32,284	$868,440
Cubic Corp.	16,956	743,690
Esterline Technologies Corp.[a,b]	25,955	2,817,415
Exelis Inc.	153,913	2,591,895
Moog Inc. Class Aa	36,130	2,385,303

		9,406,743
AIR FREIGHT & LOGISTICS — 0.19%
UTi Worldwide Inc.	74,806	707,665

		707,665
AIRLINES — 0.53%
JetBlue Airways Corp.[a,b]	185,630	1,989,954

		1,989,954
AUTO COMPONENTS — 1.50%
American Axle & Manufacturing Holdings Inc.[a]	55,151	1,014,227
Cooper Tire & Rubber Co.	47,886	1,383,427
Dana Holding Corp.	127,259	2,848,056
Federal-Mogul Holdings Corp.[a]	26,929	429,248

		5,674,958
BIOTECHNOLOGY — 0.96%
Puma Biotechnology Inc.[a]	16,407	3,637,760

		3,637,760
CAPITAL MARKETS — 1.44%
BGC Partners Inc. Class A	137,149	1,073,877
Federated Investors Inc. Class B	76,829	2,168,114
Janus Capital Group Inc.	122,020	1,389,808
KCG Holdings Inc. Class Aa,b	72,788	831,239

		5,463,038
CHEMICALS — 3.07%
Axiall Corp.	56,771	2,431,502
Cabot Corp.	48,691	2,550,921
Chemtura Corp.[a,b]	78,033	1,815,048
Kronos Worldwide Inc.	16,325	243,406
Olin Corp.	64,152	1,704,519
Sensient Technologies Corp.	40,168	2,108,820
Stepan Co.	15,511	746,389

		11,600,605
COMMERCIAL BANKS — 14.14%
Associated Banc-Corp.	129,490	2,320,461
BancorpSouth Inc.	68,615	1,431,995
Bank of Hawaii Corp.	36,087	2,063,455
BBCN Bancorp Inc.	64,346	966,477
Cathay General Bancorp	60,095	1,537,831

Security	Shares	Value

Columbia Banking System Inc.	42,757	$1,089,876
Community Bank System Inc.	33,078	1,165,338
CVB Financial Corp.	76,388	1,167,972
F.N.B. Corp.	135,103	1,661,767
First Bancorp (Puerto Rico)[a,b]	81,928	421,110
First Citizens BancShares Inc. Class A	5,553	1,234,709
First Horizon National Corp.	192,106	2,263,009
First Interstate BancSystem Inc.	18,588	485,147
First Midwest Bancorp Inc.	60,937	987,179
First Niagara Financial Group Inc.	287,376	2,471,434
FirstMerit Corp.	134,285	2,363,416
Fulton Financial Corp.	153,507	1,740,769
Hancock Holding Co.	66,827	2,167,868
IBERIABANK Corp.	26,185	1,717,998
International Bancshares Corp.	46,277	1,173,122
MB Financial Inc.	44,825	1,207,585
National Penn Bancshares Inc.	90,813	935,374
Old National Bancorp	85,940	1,149,877
Park National Corp.	10,549	794,762
Popular Inc.[a]	84,013	2,680,015
Susquehanna Bancshares Inc.	152,291	1,550,322
TCF Financial Corp.	135,316	2,139,346
Trustmark Corp.	54,821	1,262,528
Umpqua Holdings Corp.	139,164	2,354,655
Union Bankshares Corp.	37,588	897,601
United Bankshares Inc.	51,076	1,638,518
Valley National Bancorp	162,732	1,558,973
Webster Financial Corp.	73,361	2,103,260
Westamerica Bancorp	21,305	1,018,805
Wintrust Financial Corp.	37,813	1,751,876

		53,474,430
COMMERCIAL SERVICES & SUPPLIES — 3.05%
ABM Industries Inc.	42,181	1,038,074
Brady Corp. Class A	37,303	975,474
Brink’s Co. (The)	39,395	1,057,362
Deluxe Corp.	40,650	2,236,157
Quad Graphics Inc.	21,169	447,089
R.R. Donnelley & Sons Co.	162,062	2,813,396
Tetra Tech Inc.	52,792	1,281,790
United Stationers Inc.	31,936	1,232,091
West Corp.	17,807	458,886

		11,540,319
COMMUNICATIONS EQUIPMENT — 0.25%
NETGEAR Inc.[a]	29,698	929,844

		929,844
COMPUTERS & PERIPHERALS — 1.52%
Diebold Inc.	52,468	1,976,994
Eastman Kodak Co.[a]	30,082	711,138
Lexmark International Inc. Class A	50,564	2,428,589
QLogic Corp.[a]	71,146	647,429

		5,764,150
CONSTRUCTION & ENGINEERING — 1.20%
AECOM Technology Corp.[a,b]	80,563	2,735,114
Granite Construction Inc.	29,550	961,852
Tutor Perini Corp.[a]	31,139	847,915

		4,544,881

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2014

Security	Shares	Value

CONSUMER FINANCE — 0.27%
Cash America International Inc.	22,881	$1,015,688

		1,015,688
CONTAINERS & PACKAGING — 2.16%
Berry Plastics Group Inc.[a]	81,863	1,988,452
Graphic Packaging Holding Co.[a]	265,371	3,184,452
Greif Inc. Class A	24,745	1,241,704
Silgan Holdings Inc.	35,618	1,753,118

		8,167,726
DIVERSIFIED CONSUMER SERVICES — 1.49%
Apollo Education Group Inc.[a]	80,532	2,249,259
DeVry Education Group Inc.	46,434	1,855,967
Matthews International Corp. Class A	23,885	1,038,759
Weight Watchers International Inc.[b]	22,364	485,075

		5,629,060
DIVERSIFIED FINANCIAL SERVICES — 0.51%
Interactive Brokers Group Inc. Class A	39,066	899,104
PHH Corp.[a]	43,882	1,024,645

		1,923,749
ELECTRIC UTILITIES — 4.97%
ALLETE Inc.	31,323	1,469,675
Cleco Corp.	49,009	2,731,762
El Paso Electric Co.	32,896	1,212,218
Hawaiian Electric Industries Inc.[b]	82,428	1,946,949
IDACORP Inc.	40,856	2,187,839
MGE Energy Inc.	28,076	1,056,219
Otter Tail Corp.	29,766	832,257
PNM Resources Inc.	64,707	1,659,735
Portland General Electric Co.	63,502	2,027,619
UIL Holdings Corp.	45,932	1,612,672
UNS Energy Corp.	33,870	2,046,425

		18,783,370
ELECTRICAL EQUIPMENT — 0.91%
General Cable Corp.	39,576	879,774
Regal Beloit Corp.	36,638	2,575,285

		3,455,059
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.03%
Anixter International Inc.	21,759	1,870,621
AVX Corp.	38,431	522,662
Benchmark Electronics Inc.[a]	43,845	1,058,857
Itron Inc.[a,b]	31,966	1,150,137
Plexus Corp.[a]	27,581	1,084,761
Sanmina Corp.[a]	66,808	1,555,958
ScanSource Inc.[a]	23,158	829,288
SYNNEX Corp.[a,b]	22,245	1,434,802

Security	Shares	Value

Tech Data Corp.[a]	31,060	$1,950,257

		11,457,343
ENERGY EQUIPMENT & SERVICES — 1.14%
Helix Energy Solutions Group Inc.[a]	79,725	2,027,407
Unit Corp.[a]	35,830	2,269,830

		4,297,237
FOOD & STAPLES RETAILING — 0.80%
Andersons Inc. (The)	21,557	1,164,509
SUPERVALU Inc.[a,b]	160,365	1,470,547
Weis Markets Inc.	8,998	383,855

		3,018,911
FOOD PRODUCTS — 1.70%
Cal-Maine Foods Inc.	12,226	870,491
Dean Foods Co.	75,788	1,161,072
Fresh Del Monte Produce Inc.	29,517	883,739
Pinnacle Foods Inc.	43,760	1,318,489
Sanderson Farms Inc.	16,497	1,502,712
Seaboard Corp.[a]	241	687,332

		6,423,835
GAS UTILITIES — 3.43%
Laclede Group Inc. (The)	33,954	1,595,159
New Jersey Resources Corp.	34,228	1,748,366
Northwest Natural Gas Co.	22,074	954,038
ONE GAS Inc.	42,236	1,520,496
Piedmont Natural Gas Co.	63,473	2,201,879
South Jersey Industries Inc.	26,800	1,435,676
Southwest Gas Corp.	37,774	1,870,946
WGL Holdings Inc.	42,168	1,643,709

		12,970,269
HEALTH CARE EQUIPMENT & SUPPLIES — 0.67%
Alere Inc.[a,b]	63,039	2,521,560

		2,521,560
HEALTH CARE PROVIDERS & SERVICES — 3.25%
Health Net Inc.[a]	65,116	2,682,128
Kindred Healthcare Inc.	51,683	1,235,224
LifePoint Hospitals Inc.[a]	36,106	2,589,522
Magellan Health Inc.[a]	22,400	1,290,240
Owens & Minor Inc.	51,257	1,696,094
Select Medical Holdings Corp.	45,903	713,333
WellCare Health Plans Inc.[a]	33,249	2,074,072

		12,280,613
HOTELS, RESTAURANTS & LEISURE — 0.39%
Bob Evans Farms Inc.	20,140	956,851
Caesars Entertainment Corp.[a,b]	31,757	508,112

		1,464,963
HOUSEHOLD DURABLES — 0.65%
KB Home	72,955	1,189,167

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2014

Security	Shares	Value

M.D.C. Holdings Inc.	31,781	$857,134
Taylor Morrison Home Corp. Class Aa	22,948	408,015

		2,454,316
HOUSEHOLD PRODUCTS — 0.08%
Harbinger Group Inc.[a,b]	27,261	319,772

		319,772
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.56%
Dynegy Inc.[a]	79,841	2,119,779

		2,119,779
INSURANCE — 7.63%
American Equity Investment Life Holding Co.	60,307	1,335,197
American National Insurance Co.	3,727	406,243
Argo Group International Holdings Ltd.[b]	21,284	1,060,156
Aspen Insurance Holdings Ltd.	53,141	2,126,171
Endurance Specialty Holdings Ltd.	36,283	1,919,008
FBL Financial Group Inc. Class A	8,574	366,796
Fidelity & Guaranty Life	8,278	178,888
First American Financial Corp.	86,753	2,354,476
Greenlight Capital Re Ltd. Class Aa	23,758	768,809
Hanover Insurance Group Inc. (The)	35,781	2,068,500
Horace Mann Educators Corp.	33,082	947,799
Kemper Corp.	41,315	1,429,912
MBIA Inc.[a,b]	117,313	1,123,859
Mercury General Corp.	24,048	1,183,643
Montpelier Re Holdings Ltd.[b]	32,827	969,381
OneBeacon Insurance Group Ltd. Class A	17,903	264,964
Platinum Underwriters Holdings Ltd.	21,890	1,282,754
Primerica Inc.	44,198	2,036,644
ProAssurance Corp.	48,218	2,103,751
Selective Insurance Group Inc.	45,530	1,014,864
StanCorp Financial Group Inc.	35,525	2,143,578
Symetra Financial Corp.	77,214	1,760,479

		28,845,872
IT SERVICES — 1.94%
Booz Allen Hamilton Holding Corp.	59,478	1,322,791
CACI International Inc. Class Aa,b	19,052	1,314,397
Leidos Holdings Inc.	51,628	1,907,138
ManTech International Corp. Class A	19,435	524,745
Science Applications International Corp.	33,095	1,382,378
Unisys Corp.[a,b]	41,575	885,132

		7,336,581
MACHINERY — 0.95%
Harsco Corp.	65,575	1,657,080
Navistar International Corp.[a,b]	55,455	1,950,353

		3,607,433
MARINE — 0.25%
Matson Inc.	35,056	944,759

		944,759

Security	Shares	Value

MEDIA — 2.09%
CBS Outdoor Americas Inc.	97,325	$3,239,949
Clear Channel Outdoor Holdings Inc. Class A	32,205	243,148
CTC Media Inc.	46,620	450,815
Cumulus Media Inc. Class Aa	82,502	427,360
John Wiley & Sons Inc. Class A	38,029	2,285,163
Regal Entertainment Group Class Ab	64,632	1,257,739

		7,904,174
METALS & MINING — 0.66%
Cliffs Natural Resources Inc.[b]	124,431	2,171,321
Molycorp Inc.[a,b]	155,731	325,478

		2,496,799
MULTI-UTILITIES — 1.97%
Avista Corp.	48,840	1,515,505
Black Hills Corp.	36,254	1,910,948
NorthWestern Corp.	31,801	1,469,842
Vectren Corp.	66,962	2,550,583

		7,446,878
MULTILINE RETAIL — 1.09%
Big Lots Inc.	45,062	1,971,462
J.C. Penney Co. Inc.[a,b]	229,221	2,150,093

		4,121,555
OIL, GAS & CONSUMABLE FUELS — 3.50%
Cloud Peak Energy Inc.[a]	49,426	765,114
Delek US Holdings Inc.	42,812	1,250,967
Energy XXI (Bermuda) Ltd.	75,700	1,510,972
EXCO Resources Inc.[b]	137,179	632,395
PBF Energy Inc.	71,216	1,929,954
Stone Energy Corp.[a]	45,013	1,712,745
W&T Offshore Inc.	28,386	380,656
Western Refining Inc.	61,646	2,525,020
World Fuel Services Corp.	58,437	2,509,869

		13,217,692
PAPER & FOREST PRODUCTS — 1.03%
Domtar Corp.	52,782	1,895,930
P.H. Glatfelter Co.	35,048	834,142
Resolute Forest Products Inc.[a]	76,898	1,183,460

		3,913,532
PERSONAL PRODUCTS — 0.08%
Revlon Inc. Class Aa	9,402	286,761

		286,761
PROFESSIONAL SERVICES — 0.32%
FTI Consulting Inc.[a,b]	33,216	1,227,663

		1,227,663

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.72%
American Capital Mortgage Investment Corp.	41,726	$831,599
ARMOUR Residential REIT Inc.	289,471	1,218,673
Brandywine Realty Trust	127,559	1,983,542
Capstead Mortgage Corp.	78,125	1,003,125
CBL & Associates Properties Inc.	138,248	2,585,238
Chimera Investment Corp.	834,272	2,644,642
Colony Financial Inc.	74,995	1,661,139
Cousins Properties Inc.[b]	149,907	1,855,849
CYS Investments Inc.	131,273	1,165,704
Equity Commonwealth	98,428	2,643,776
Government Properties Income Trust	44,191	1,031,860
Hatteras Financial Corp.	78,431	1,501,954
Inland Real Estate Corp.[b]	68,383	707,080
Invesco Mortgage Capital Inc.	99,945	1,697,066
iStar Financial Inc.[a,b]	63,689	915,848
Mack-Cali Realty Corp.[b]	72,048	1,520,213
MFA Financial Inc.	297,699	2,423,270
New Residential Investment Corp.	229,162	1,370,389
Newcastle Investment Corp.	285,012	1,274,004
Pennsylvania Real Estate Investment Trust	55,667	1,070,476
PennyMac Mortgage Investment Trust[c]	53,341	1,142,031
Piedmont Office Realty Trust Inc. Class A	125,258	2,436,268
Redwood Trust Inc.[b]	67,448	1,280,163
Retail Properties of America Inc. Class A	151,771	2,284,153
Select Income REIT	29,787	826,589
Washington Real Estate Investment Trust	54,156	1,468,711

		40,543,362
ROAD & RAIL — 0.24%
Werner Enterprises Inc.	37,122	912,459

		912,459
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.85%
Advanced Micro Devices Inc.[a,b]	526,287	2,057,782
Amkor Technology Inc.[a]	109,288	967,199
Cypress Semiconductor Corp.	117,975	1,192,727
Diodes Inc.[a]	29,780	759,390
Fairchild Semiconductor International Inc.[a]	101,400	1,543,308
Intersil Corp. Class A	104,643	1,342,570
Microsemi Corp.[a,b]	77,136	1,849,721
PMC-Sierra Inc.[a]	157,915	1,062,768

		10,775,465
SOFTWARE — 0.73%
Progress Software Corp.[a]	41,787	968,623
Rovi Corp.[a]	76,946	1,798,228

		2,766,851
SPECIALTY RETAIL — 4.15%
American Eagle Outfitters Inc.	139,026	1,482,017
Buckle Inc. (The)[b]	22,800	1,014,600
Children’s Place Inc. (The)	17,730	890,046
CST Brands Inc.	61,417	2,053,170
Express Inc.[a]	68,480	1,065,549
Group 1 Automotive Inc.	17,120	1,265,510
Guess? Inc.	48,398	1,258,832
Men’s Wearhouse Inc. (The)	37,006	1,862,142

Security	Shares	Value

Murphy USA Inc.[a,b]	36,087	$1,783,420
Office Depot Inc.[a,b]	395,206	1,979,982
Rent-A-Center Inc.	42,922	1,027,553

		15,682,821
THRIFTS & MORTGAGE FINANCE — 1.99%
Astoria Financial Corp.	68,943	887,986
EverBank Financial Corp.	68,687	1,305,053
Northwest Bancshares Inc.	76,912	953,709
Provident Financial Services Inc.	43,767	731,347
Radian Group Inc.	153,284	1,940,575
Washington Federal Inc.	82,322	1,725,469

		7,544,139
TOBACCO — 0.24%
Universal Corp.	17,388	902,959

		902,959
TRADING COMPANIES & DISTRIBUTORS — 0.32%
TAL International Group Inc.	27,640	1,221,688

		1,221,688
WATER UTILITIES — 0.25%
American States Water Co.	31,507	962,539

		962,539
WIRELESS TELECOMMUNICATION SERVICES — 0.56%
Leap Wireless International Inc.	41,720	105,134
Telephone & Data Systems Inc.	80,387	2,009,675

		2,114,809

TOTAL COMMON STOCKS
(Cost: $338,094,135)		377,814,388

SHORT-TERM INVESTMENTS — 8.11%

MONEY MARKET FUNDS — 8.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	28,610,918	28,610,918
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,784,580	1,784,580

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	280,662	$280,662

		30,676,160

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,676,160)		30,676,160

TOTAL INVESTMENTS IN SECURITIES — 108.02%
(Cost: $368,770,295)		408,490,548
Other Assets, Less Liabilities — (8.02)%		(30,336,921)

NET ASSETS — 100.00%		$378,153,627

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

66

Schedule of Investments  (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.00%

DIVERSIFIED REITS — 1.03%
RAIT Financial Trust	1,721,709	$13,257,159

		13,257,159
MORTGAGE REITS — 98.97%
AG Mortgage Investment Trust Inc.	565,704	10,375,011
Altisource Residential Corp.	1,148,463	26,632,857
American Capital Agency Corp.	7,219,902	166,924,134
American Capital Mortgage Investment Corp.	1,096,679	21,856,813
Annaly Capital Management Inc.[a]	19,174,340	212,835,174
Anworth Mortgage Asset Corp.	2,697,099	13,701,263
Apollo Commercial Real Estate Finance Inc.[a]	974,625	16,149,536
Apollo Residential Mortgage Inc.	682,181	11,119,550
Arbor Realty Trust Inc.	901,782	6,375,599
Ares Commercial Real Estate Corp.	572,565	6,996,744
ARMOUR Residential REIT Inc.	7,488,965	31,528,543
Capstead Mortgage Corp.[a]	2,062,267	26,479,508
Chimera Investment Corp.	19,420,120	61,561,780
Colony Financial Inc.	2,218,841	49,147,328
CYS Investments Inc.	3,388,330	30,088,370
Dynex Capital Inc.	1,156,492	9,598,884
Ellington Residential Mortgage REIT	148,150	2,414,845
Hannon Armstrong Sustainable Infrastructure Capital Inc.	432,445	5,928,821
Hatteras Financial Corp.	2,038,641	39,039,975
Invesco Mortgage Capital Inc.	2,616,327	44,425,233
iStar Financial Inc.[a,b]	1,791,858	25,766,918
Javelin Mortgage Investment Corp.[a]	293,608	3,849,201
MFA Financial Inc.[a]	7,374,977	60,032,313
New Residential Investment Corp.	5,686,088	34,002,806
New York Mortgage Trust Inc.[a]	1,916,140	14,466,857
Newcastle Investment Corp.	7,130,873	31,875,002
NorthStar Realty Finance Corp.[b]	3,724,466	59,963,903
PennyMac Mortgage Investment Trust[c]	1,226,313	26,255,361
Redwood Trust Inc.[a]	1,441,876	27,366,807
Resource Capital Corp.[a]	2,601,086	14,331,984
Starwood Property Trust Inc.	4,509,442	106,422,831
Two Harbors Investment Corp.	6,041,076	61,800,208
Western Asset Mortgage Capital Corp.	877,751	11,937,414
ZAIS Financial Corp.	132,776	2,149,643

		1,273,401,216

TOTAL COMMON STOCKS
(Cost: $1,366,216,260)		1,286,658,375

SHORT-TERM INVESTMENTS — 6.37%

MONEY MARKET FUNDS — 6.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	68,956,211	68,956,211
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	4,301,081	4,301,081

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	8,652,354	$8,652,354

		81,909,646

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,909,646)		81,909,646

TOTAL INVESTMENTS IN SECURITIES — 106.37%
(Cost: $1,448,125,906)		1,368,568,021
Other Assets, Less Liabilities — (6.37)%		(81,892,718)

NET ASSETS — 100.00%		$1,286,675,303

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

67

Schedule of Investments  (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 0.01%
American Science and Engineering Inc.	403	$25,308

		25,308
AIR FREIGHT & LOGISTICS — 1.24%
C.H. Robinson Worldwide Inc.	7,609	513,303
Echo Global Logistics Inc.[a]	903	19,875
Expeditors International of Washington Inc.	10,387	448,511
United Parcel Service Inc. Class B	36,503	3,544,076

		4,525,765
AIRLINES — 0.07%
Southwest Airlines Co.	8,995	254,379

		254,379
AUTO COMPONENTS — 0.77%
Autoliv Inc.	4,836	481,231
BorgWarner Inc.	11,684	727,329
Johnson Controls Inc.	34,101	1,610,931

		2,819,491
AUTOMOBILES — 0.46%
Harley-Davidson Inc.	11,280	697,330
Tesla Motors Inc.[a,b]	4,420	986,986

		1,684,316
BEVERAGES — 2.04%
Coca-Cola Enterprises Inc.	12,443	565,535
PepsiCo Inc.	78,112	6,881,667

		7,447,202
BIOTECHNOLOGY — 4.77%
Amgen Inc.	38,737	4,934,707
Biogen Idec Inc.[a]	12,129	4,055,816
Cepheid Inc.[a,b]	3,557	133,886
Gilead Sciences Inc.[a]	78,922	7,225,309
Vertex Pharmaceuticals Inc.[a]	12,085	1,074,477

		17,424,195
BUILDING PRODUCTS — 0.21%
A.O. Smith Corp.	4,000	186,800
Builders FirstSource Inc.[a]	2,709	16,091
Masco Corp.	18,268	379,974
Owens Corning	5,452	185,641

		768,506
CAPITAL MARKETS — 3.64%
Ameriprise Financial Inc.	9,784	1,170,166
Bank of New York Mellon Corp. (The)	58,254	2,274,236

Security	Shares	Value

BlackRock Inc.[c]	6,878	$2,095,933
Charles Schwab Corp. (The)	60,021	1,665,583
Franklin Resources Inc.	21,080	1,141,482
Invesco Ltd.	22,202	835,461
Legg Mason Inc.	5,493	260,643
Northern Trust Corp.	11,554	772,847
State Street Corp.	22,172	1,561,796
T. Rowe Price Group Inc.	13,441	1,043,828
TD Ameritrade Holding Corp.	14,111	453,245

		13,275,220
CHEMICALS — 2.46%
Air Products and Chemicals Inc.	10,876	1,435,088
Albemarle Corp.	4,074	249,899
Eastman Chemical Co.	7,814	615,587
Ecolab Inc.	13,905	1,509,110
H.B. Fuller Co.	2,565	114,527
International Flavors & Fragrances Inc.	4,165	420,623
Minerals Technologies Inc.	1,764	102,436
Mosaic Co. (The)	16,539	762,613
Praxair Inc.	15,092	1,933,889
Sherwin-Williams Co. (The)	4,369	901,019
Sigma-Aldrich Corp.	6,123	614,872
Valspar Corp. (The)	4,158	312,058

		8,971,721
COMMERCIAL BANKS — 2.90%
Bank of Hawaii Corp.	2,284	130,599
BB&T Corp.	36,531	1,352,378
Cathay General Bancorp	3,875	99,161
CIT Group Inc.	10,015	491,837
Comerica Inc.	9,331	468,976
Heartland Financial USA Inc.	818	19,493
International Bancshares Corp.	3,001	76,075
KeyCorp	45,586	617,234
M&T Bank Corp.	6,045	734,468
Old National Bancorp	5,418	72,493
PNC Financial Services Group Inc. (The)[c]	27,409	2,262,887
Popular Inc.[a]	5,300	169,070
U.S. Bancorp	93,509	3,930,183
Umpqua Holdings Corp.	8,876	150,182

		10,575,036
COMMERCIAL SERVICES & SUPPLIES — 0.35%
ACCO Brands Corp.[a,b]	5,829	38,588
Copart Inc.[a]	5,805	193,771
Deluxe Corp.	2,585	142,201
HNI Corp.	2,306	81,494
Interface Inc.	3,412	54,080
Iron Mountain Inc.	8,344	279,608
Knoll Inc.	2,481	41,706
R.R. Donnelley & Sons Co.	10,137	175,978
Steelcase Inc. Class A	4,663	70,411
Team Inc.[a]	990	39,214
Tetra Tech Inc.	3,329	80,828
United Stationers Inc.	2,031	78,356

		1,276,235

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2014

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 3.86%
Black Box Corp.	892	$18,464
Calix Inc.[a]	1,941	18,032
Cisco Systems Inc.	264,292	6,668,087
Digi International Inc.[a]	1,434	11,845
Motorola Solutions Inc.	11,711	745,757
Oplink Communications Inc.[a]	1,023	19,498
Plantronics Inc.	2,204	103,522
Polycom Inc.[a]	7,015	89,932
QUALCOMM Inc.	86,763	6,394,433

		14,069,570
COMPUTERS & PERIPHERALS — 1.84%
EMC Corp.	103,930	3,045,149
Hewlett-Packard Co.	97,609	3,475,857
Lexmark International Inc. Class A	2,998	143,994
Silicon Graphics International Corp.[a,b]	1,689	16,062
Super Micro Computer Inc.[a,b]	1,784	46,687

		6,727,749
CONSTRUCTION & ENGINEERING — 0.20%
AECOM Technology Corp.[a]	4,569	155,117
EMCOR Group Inc.	3,430	140,390
Granite Construction Inc.	1,896	61,715
Quanta Services Inc.[a]	10,935	366,213

		723,435
CONSUMER FINANCE — 1.18%
American Express Co.	49,065	4,317,720

		4,317,720
CONTAINERS & PACKAGING — 0.53%
Avery Dennison Corp.	4,921	232,320
Ball Corp.	6,844	419,263
MeadWestvaco Corp.	8,949	374,068
Rock-Tenn Co. Class A	3,667	364,610
Sealed Air Corp.	10,481	336,650
Sonoco Products Co.	5,242	205,172

		1,932,083
DISTRIBUTORS — 0.33%
Genuine Parts Co.	7,879	652,539
LKQ Corp.[a]	15,419	403,284
Pool Corp.	2,307	126,331
Weyco Group Inc.	322	8,359

		1,190,513
DIVERSIFIED CONSUMER SERVICES — 0.03%
DeVry Education Group Inc.	2,922	116,792

		116,792
DIVERSIFIED FINANCIAL SERVICES — 0.66%
CME Group Inc.	16,395	1,212,246
Intercontinental Exchange Inc.	5,911	1,136,213
PHH Corp.[a]	2,791	65,170

		2,413,629

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.37%
CenturyLink Inc.	29,623	$1,162,406
Cincinnati Bell Inc.[a]	10,165	38,729
Level 3 Communications Inc.[a]	9,044	397,755
Verizon Communications Inc.	212,464	10,712,435

		12,311,325
ELECTRIC UTILITIES — 0.39%
ITC Holdings Corp.	8,070	291,327
MGE Energy Inc.	1,778	66,889
Northeast Utilities	16,168	709,775
Pepco Holdings Inc.	12,840	344,754

		1,412,745
ELECTRICAL EQUIPMENT — 0.22%
Rockwell Automation Inc.	7,112	794,126

		794,126
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
Corning Inc.	71,507	1,405,113
Flextronics International Ltd.[a]	30,877	320,812
Itron Inc.[a]	2,008	72,248
Kemet Corp.[a]	2,509	12,369

		1,810,542
ENERGY EQUIPMENT & SERVICES — 1.23%
Baker Hughes Inc.	22,453	1,544,093
FMC Technologies Inc.[a]	12,097	735,497
Geospace Technologies Corp.[a,b]	690	27,766
National Oilwell Varco Inc.	22,001	1,782,961
Nobel Corp. PLC	13,026	408,626

		4,498,943
FOOD & STAPLES RETAILING — 0.65%
Safeway Inc.	11,804	406,766
Sysco Corp.	29,983	1,070,093
United Natural Foods Inc.[a]	2,542	149,012
Whole Foods Market Inc.	19,066	728,703

		2,354,574
FOOD PRODUCTS — 2.93%
Bunge Ltd.	7,561	596,109
Campbell Soup Co.	10,495	436,487
Darling Ingredients Inc.[a]	8,421	157,641
General Mills Inc.	32,073	1,608,461
Hain Celestial Group Inc.[a]	2,556	218,538
Hillshire Brands Co. (The)	6,275	393,882
J.M. Smucker Co. (The)	5,315	529,587
Kellogg Co.	13,809	826,193
Keurig Green Mountain Inc.	6,365	759,217
Kraft Foods Group Inc.	30,619	1,640,719
McCormick & Co. Inc. NVS	6,099	401,192
Mondelez International Inc. Class A	87,162	3,137,832

		10,705,858

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2014

Security	Shares	Value

GAS UTILITIES — 0.25%
New Jersey Resources Corp.	2,159	$110,282
Northwest Natural Gas Co.	1,390	60,076
Piedmont Natural Gas Co.	3,986	138,274
Questar Corp.	8,976	199,626
UGI Corp.	5,882	285,512
WGL Holdings Inc.	2,658	103,609

		897,379
HEALTH CARE EQUIPMENT & SUPPLIES — 1.70%
Becton, Dickinson and Co.	9,924	1,153,566
DENTSPLY International Inc.	7,269	337,427
Edwards Lifesciences Corp.[a]	5,496	496,014
Hologic Inc.[a]	11,250	293,288
IDEXX Laboratories Inc.[a]	2,644	329,125
Medtronic Inc.	51,349	3,170,287
Varian Medical Systems Inc.[a]	5,309	436,134

		6,215,841
HEALTH CARE PROVIDERS & SERVICES — 1.64%
AmerisourceBergen Corp.	11,747	903,462
Brookdale Senior Living Inc.[a]	2,010	69,653
Cardinal Health Inc.	17,626	1,262,903
Cigna Corp.	14,058	1,265,782
Henry Schein Inc.[a]	4,379	509,059
Humana Inc.	7,895	928,847
Laboratory Corp. of America Holdings[a]	4,372	453,333
Molina Healthcare Inc.[a,b]	1,531	62,541
MWI Veterinary Supply Inc.[a]	660	93,232
Patterson Companies Inc.	4,328	168,835
Select Medical Holdings Corp.	4,673	72,618
Team Health Holdings Inc.[a]	3,591	203,071

		5,993,336
HEALTH CARE TECHNOLOGY — 0.24%
Cerner Corp.[a]	15,866	875,803

		875,803
HOTELS, RESTAURANTS & LEISURE — 2.67%
Choice Hotels International Inc.	1,652	77,462
Darden Restaurants Inc.	6,729	314,581
Jack in the Box Inc.	2,147	122,787
Marriott International Inc. Class A	12,090	782,344
McDonald’s Corp.	50,788	4,802,513
Royal Caribbean Cruises Ltd.	8,503	507,204
Starbucks Corp.	38,783	3,012,663
Vail Resorts Inc.	1,851	139,751

		9,759,305
HOUSEHOLD DURABLES — 0.33%
CSS Industries Inc.	517	12,765
Ethan Allen Interiors Inc.	1,334	30,575
La-Z-Boy Inc.	2,683	56,450
Meritage Homes Corp.[a]	1,903	72,885

Security	Shares	Value

Mohawk Industries Inc.[a]	3,167	$395,147
Newell Rubbermaid Inc.	14,296	464,334
Tupperware Brands Corp.	2,582	187,918

		1,220,074
HOUSEHOLD PRODUCTS — 4.58%
Clorox Co. (The)	6,659	578,467
Colgate-Palmolive Co.	47,149	2,989,247
Energizer Holdings Inc.	3,210	368,380
Kimberly-Clark Corp.	19,473	2,022,660
Procter & Gamble Co. (The)	139,111	10,756,063

		16,714,817
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Ormat Technologies Inc.[b]	815	21,019

		21,019
INDUSTRIAL CONGLOMERATES — 1.25%
3M Co.	32,301	4,550,888

		4,550,888
INSURANCE — 2.76%
ACE Ltd.	17,287	1,730,429
Aflac Inc.	23,416	1,398,872
Chubb Corp. (The)	12,627	1,094,887
Hartford Financial Services Group Inc. (The)	22,878	781,512
Marsh & McLennan Companies Inc.	28,173	1,430,343
PartnerRe Ltd.	2,383	248,690
Principal Financial Group Inc.	15,147	752,503
Progressive Corp. (The)	28,986	679,432
Travelers Companies Inc. (The)	18,059	1,617,364
Willis Group Holdings PLC	8,259	336,554

		10,070,586
INTERNET & CATALOG RETAIL — 0.56%
Blue Nile Inc.[a]	654	16,841
HSN Inc.	1,771	98,981
Netflix Inc.[a]	2,913	1,231,383
NutriSystem Inc.	1,399	22,454
Shutterfly Inc.[a]	1,959	96,618
TripAdvisor Inc.[a]	5,971	566,290
Vitacost.com Inc.[a]	786	6,272

		2,038,839
INTERNET SOFTWARE & SERVICES — 5.07%
Google Inc. Class Aa	14,409	8,350,736
Google Inc. Class Ca	14,682	8,392,231
Yahoo! Inc.[a]	49,250	1,763,643

		18,506,610
IT SERVICES — 4.26%
Accenture PLC Class A	32,684	2,591,188
Cognizant Technology Solutions Corp. Class Aa	31,202	1,530,458
Convergys Corp.	5,165	100,149
FleetCor Technologies Inc.[a]	3,805	505,266
International Business Machines Corp.	50,756	9,728,402

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2014

Security	Shares	Value

Teradata Corp.[a]	8,160	$344,026
Xerox Corp.	57,698	765,075

		15,564,564
LEISURE EQUIPMENT & PRODUCTS — 0.31%
Callaway Golf Co.	4,087	31,061
Mattel Inc.	17,446	618,025
Polaris Industries Inc.	3,201	472,275

		1,121,361
LIFE SCIENCES TOOLS & SERVICES — 1.27%
Affymetrix Inc.[a,b]	3,946	33,936
Agilent Technologies Inc.	17,084	958,241
Fluidigm Corp.[a]	1,281	36,675
Mettler-Toledo International Inc.[a]	1,507	387,510
PAREXEL International Corp.[a]	2,902	155,431
TECHNE Corp.	1,892	176,561
Thermo Fisher Scientific Inc.	20,104	2,442,636
Waters Corp.[a]	4,365	451,516

		4,642,506
MACHINERY — 3.76%
AGCO Corp.	4,562	222,215
Caterpillar Inc.	32,725	3,297,044
CLARCOR Inc.	2,585	153,316
Cummins Inc.	9,113	1,270,261
Deere & Co.	18,041	1,535,470
Dover Corp.	8,731	748,771
Graco Inc.	3,120	231,348
Illinois Tool Works Inc.	20,726	1,707,201
Ingersoll-Rand PLC	14,251	837,816
Lincoln Electric Holdings Inc.	3,944	262,039
Meritor Inc.[a]	4,760	59,833
Middleby Corp. (The)[a]	2,943	214,427
Nordson Corp.	3,131	235,357
Pall Corp.	5,678	439,875
Parker Hannifin Corp.	7,644	878,678
Snap-on Inc.	2,978	357,956
Tennant Co.	901	65,728
Timken Co. (The)	3,805	168,561
WABCO Holdings Inc.[a]	2,987	291,173
Wabtec Corp.	4,921	397,026
Xylem Inc.	9,466	334,055

		13,708,150
MEDIA — 2.71%
Cablevision NY Group Class A	9,850	189,317
Charter Communications Inc. Class Aa	3,809	588,567
Discovery Communications Inc. Series Aa	7,532	641,802
Discovery Communications Inc. Series C NVS[a,b]	4,133	347,585
DreamWorks Animation SKG Inc. Class Aa,b	3,539	70,780
John Wiley & Sons Inc. Class A	2,409	144,757
Liberty Global PLC Series Aa	11,358	472,493
Liberty Global PLC Series C NVS[a]	27,276	1,090,767
New York Times Co. (The) Class Ab	6,889	86,044
Scholastic Corp.	1,391	49,269
Scripps Networks Interactive Inc. Class A	4,305	354,775
Time Warner Cable Inc.	14,242	2,066,514
Time Warner Inc.	45,800	3,802,316

		9,904,986

Security	Shares	Value

METALS & MINING — 0.28%
Compass Minerals International Inc.	1,717	$147,697
Nucor Corp.	16,319	819,540
Schnitzer Steel Industries Inc. Class A	1,348	36,005

		1,003,242
MULTI-UTILITIES — 1.15%
Avista Corp.	3,082	95,635
CenterPoint Energy Inc.	20,882	507,850
CMS Energy Corp.	13,697	396,254
Consolidated Edison Inc.	15,014	842,135
Integrys Energy Group Inc.	4,099	268,731
MDU Resources Group Inc.	9,220	290,522
NiSource Inc.	16,093	606,384
Sempra Energy	11,969	1,193,429

		4,200,940
MULTILINE RETAIL — 0.30%
Kohl’s Corp.	10,977	587,708
Nordstrom Inc.	7,351	508,910

		1,096,618
OIL, GAS & CONSUMABLE FUELS — 4.76%
Clean Energy Fuels Corp.[a,b]	3,784	37,689
Denbury Resources Inc.	18,247	309,287
Devon Energy Corp.	19,881	1,501,015
Energen Corp.	3,727	304,235
Energy XXI (Bermuda) Ltd.	4,304	85,908
EOG Resources Inc.	28,026	3,067,165
EQT Corp.	7,735	725,698
Hess Corp.	15,041	1,488,758
Marathon Petroleum Corp.	15,081	1,258,962
Noble Energy Inc.	18,496	1,229,799
ONEOK Inc.	10,651	686,244
Phillips 66	30,156	2,445,953
Pioneer Natural Resources Co.	7,340	1,625,516
QEP Resources Inc.	8,731	288,559
Southwestern Energy Co.[a]	18,089	734,052
Spectra Energy Corp.	34,430	1,408,876
Ultra Petroleum Corp.[a,b]	7,849	179,899

		17,377,615
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	3,322	119,326
Wausau Paper Corp.	2,265	22,809

		142,135
PERSONAL PRODUCTS — 0.33%
Avon Products Inc.	22,242	293,594
Estee Lauder Companies Inc. (The) Class A	12,226	898,122

		1,191,716

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2014

Security	Shares	Value

PHARMACEUTICALS — 3.76%
Bristol-Myers Squibb Co.	84,668	$4,285,894
Merck & Co. Inc.	150,871	8,560,421
VIVUS Inc.[a,b]	4,765	22,967
Zoetis Inc.	25,629	843,450

		13,712,732
PROFESSIONAL SERVICES — 0.49%
CBIZ Inc.[a,b]	2,244	18,311
Corporate Executive Board Co. (The)	1,723	106,947
Dun & Bradstreet Corp. (The)	1,898	208,837
Exponent Inc.	670	47,624
Heidrick & Struggles International Inc.	926	17,288
ICF International Inc.[a]	912	31,528
IHS Inc. Class Aa	3,489	458,350
Kelly Services Inc. Class A	1,481	23,607
Manpowergroup Inc.	4,077	317,557
Navigant Consulting Inc.[a]	2,516	41,061
On Assignment Inc.[a]	2,546	68,767
Resources Connection Inc.	2,001	30,215
Robert Half International Inc.	7,047	342,837
RPX Corp.[a]	2,287	35,677
TrueBlue Inc.[a]	2,107	56,868

		1,805,474
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.15%
American Tower Corp.	20,282	1,914,418
AvalonBay Communities Inc.	6,634	982,363
Boston Properties Inc.	7,843	936,846
Corporate Office Properties Trust	4,480	127,098
Digital Realty Trust Inc.[b]	6,583	423,879
Duke Realty Corp.	16,763	301,566
Equity Residential	17,582	1,136,676
Federal Realty Investment Trust	3,425	418,193
HCP Inc.[b]	23,432	973,131
Host Hotels & Resorts Inc.	38,787	843,229
Liberty Property Trust	7,538	265,111
Macerich Co. (The)	7,203	468,267
Plum Creek Timber Co. Inc.	9,077	375,516
Potlatch Corp.	2,079	85,863
Prologis Inc.	25,609	1,045,103
Simon Property Group Inc.	16,124	2,711,896
UDR Inc.	12,888	374,783
Vornado Realty Trust	8,640	916,013
Weyerhaeuser Co.	26,973	844,794

		15,144,745
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.25%
CBRE Group Inc. Class Aa	15,314	472,284
Forest City Enterprises Inc. Class Aa	7,831	150,120
Jones Lang LaSalle Inc.	2,282	282,283

		904,687
ROAD & RAIL — 1.28%
ArcBest Corp.	1,298	41,185
Avis Budget Group Inc.[a]	5,481	307,977
CSX Corp.	51,752	1,548,420
Genesee & Wyoming Inc. Class Aa	2,664	265,681

Security	Shares	Value

Hertz Global Holdings Inc.[a]	23,013	$649,427
Norfolk Southern Corp.	15,906	1,617,004
Ryder System Inc.	2,737	235,738

		4,665,432
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.99%
Advanced Micro Devices Inc.[a,b]	31,634	123,689
Analog Devices Inc.	16,020	795,073
Applied Materials Inc.	62,223	1,304,194
Intel Corp.	255,093	8,645,102
Lam Research Corp.	8,319	582,330
Microchip Technology Inc.	10,207	459,519
SunPower Corp.[a,b]	2,182	80,145
Texas Instruments Inc.	55,629	2,572,841

		14,562,893
SOFTWARE — 3.94%
Adobe Systems Inc.[a]	24,366	1,683,934
Advent Software Inc.	2,105	68,328
Autodesk Inc.[a]	11,460	611,391
CA Inc.	17,212	497,083
Compuware Corp.	11,184	101,775
FactSet Research Systems Inc.	2,084	250,351
Intuit Inc.	13,796	1,130,858
NetSuite Inc.[a,b]	1,742	146,868
Oracle Corp.	184,595	7,455,792
Salesforce.com Inc.[a]	29,425	1,596,306
Symantec Corp.	35,446	838,652

		14,381,338
SPECIALTY RETAIL — 2.13%
ANN INC.[a]	2,353	86,473
Bed Bath & Beyond Inc.[a,b]	10,914	690,747
Best Buy Co. Inc.	15,074	448,150
Brown Shoe Co. Inc.	2,103	59,284
Buckle Inc. (The)[b]	1,487	66,171
CarMax Inc.[a]	11,441	558,435
Foot Locker Inc.	7,520	357,426
GameStop Corp. Class A	5,936	249,134
Gap Inc. (The)	12,572	504,263
Men’s Wearhouse Inc. (The)	2,067	104,011
New York & Co. Inc.[a]	1,834	6,181
Office Depot Inc.[a]	25,921	129,864
PetSmart Inc.	5,051	344,175
Pier 1 Imports Inc.	5,004	75,360
Signet Jewelers Ltd.	3,907	397,694
Staples Inc.	33,505	388,323
Tiffany & Co.	6,563	640,614
TJX Companies Inc. (The)	36,514	1,945,831
Tractor Supply Co.	7,127	443,086
Ulta Salon, Cosmetics & Fragrance Inc.[a]	3,128	288,808

		7,784,030
TEXTILES, APPAREL & LUXURY GOODS — 1.81%
Columbia Sportswear Co.	710	53,080
Deckers Outdoor Corp.[a]	1,775	157,105
Hanesbrands Inc.	5,097	498,028
Michael Kors Holdings Ltd.[a]	9,929	809,015
Nike Inc. Class B	36,302	2,799,973

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2014

Security	Shares	Value

Oxford Industries Inc.	756	$45,035
PVH Corp.	4,183	460,883
Under Armour Inc. Class Aa,b	8,359	557,963
VF Corp.	18,058	1,106,414
Wolverine World Wide Inc.	5,167	125,351

		6,612,847
THRIFTS & MORTGAGE FINANCE — 0.16%
New York Community Bancorp Inc.	22,663	359,888
People’s United Financial Inc.	15,901	230,883

		590,771
TRADING COMPANIES & DISTRIBUTORS — 0.61%
Air Lease Corp.	4,958	170,803
Applied Industrial Technologies Inc.	2,043	99,004
Fastenal Co.	14,451	640,902
H&E Equipment Services Inc.[a]	1,664	60,203
United Rentals Inc.[a]	4,954	524,629
W.W. Grainger Inc.	3,173	746,131

		2,241,672
TRANSPORTATION INFRASTRUCTURE — 0.02%
Wesco Aircraft Holdings Inc.[a]	3,488	66,098

		66,098
WATER UTILITIES — 0.12%
American Water Works Co. Inc.	9,161	437,621

		437,621
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Sprint Corp.[a,b]	40,346	296,543

		296,543

TOTAL COMMON STOCKS
(Cost: $286,715,785)		364,452,191

SHORT-TERM INVESTMENTS — 1.12%

MONEY MARKET FUNDS — 1.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,637,048	3,637,048
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	226,858	226,858

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	224,927	$224,927

		4,088,833

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,088,833)		4,088,833

TOTAL INVESTMENTS IN SECURITIES — 100.98%
(Cost: $290,804,618)		368,541,024
Other Assets, Less Liabilities — (0.98)%		(3,574,751)

NET ASSETS — 100.00%		$364,966,273

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

73

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 1.51%
Rockwell Collins Inc.	55,445	$4,062,455

		4,062,455
AIR FREIGHT & LOGISTICS — 0.75%
Expeditors International of Washington Inc.	46,826	2,021,947

		2,021,947
AUTO COMPONENTS — 0.29%
Johnson Controls Inc.	16,825	794,813

		794,813
AUTOMOBILES — 0.63%
Tesla Motors Inc.[a,b]	7,589	1,694,624

		1,694,624
BEVERAGES — 1.36%
Coca-Cola Enterprises Inc.	80,392	3,653,816

		3,653,816
BIOTECHNOLOGY — 1.42%
Gilead Sciences Inc.[a]	33,402	3,057,953
Vertex Pharmaceuticals Inc.[a]	8,710	774,406

		3,832,359
BUILDING PRODUCTS — 0.80%
Masco Corp.	103,806	2,159,165

		2,159,165
CAPITAL MARKETS — 3.67%
BlackRock Inc.[c]	4,336	1,321,309
Franklin Resources Inc.	9,502	514,533
Legg Mason Inc.	7,372	349,802
Northern Trust Corp.	99,946	6,685,388
State Street Corp.	14,499	1,021,310

		9,892,342
CHEMICALS — 4.40%
Ecolab Inc.	57,792	6,272,166
Sigma-Aldrich Corp.	55,567	5,580,038

		11,852,204
COMMERCIAL BANKS — 0.62%
M&T Bank Corp.	13,727	1,667,831

		1,667,831

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.91%
Cisco Systems Inc.	148,935	$3,757,630
Motorola Solutions Inc.	18,192	1,158,467
QUALCOMM Inc.	3,310	243,947

		5,160,044
COMPUTERS & PERIPHERALS — 4.63%
Apple Inc.	88,882	8,494,453
EMC Corp.	48,437	1,419,204
Hewlett-Packard Co.	72,022	2,564,703

		12,478,360
CONSUMER FINANCE — 3.16%
American Express Co.	96,887	8,526,056

		8,526,056
CONTAINERS & PACKAGING — 2.23%
Ball Corp.	98,059	6,007,094

		6,007,094
ELECTRIC UTILITIES — 3.80%
NextEra Energy Inc.	109,136	10,246,779

		10,246,779
ELECTRICAL EQUIPMENT — 2.50%
Eaton Corp. PLC	99,075	6,729,174

		6,729,174
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.36%
Corning Inc.	28,415	558,355
Flextronics International Ltd.[a]	39,291	408,233

		966,588
ENERGY EQUIPMENT & SERVICES — 0.74%
FMC Technologies Inc.[a]	28,462	1,730,489
National Oilwell Varco Inc.	3,318	268,891

		1,999,380
FOOD & STAPLES RETAILING — 0.45%
Whole Foods Market Inc.	31,854	1,217,460

		1,217,460
FOOD PRODUCTS — 2.44%
Bunge Ltd.	8,660	682,754
Campbell Soup Co.	42,535	1,769,031
General Mills Inc.	24,303	1,218,796
Kellogg Co.	19,080	1,141,556
Keurig Green Mountain Inc.	8,083	964,140
Mondelez International Inc. Class A	22,199	799,164

		6,575,441

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2014

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.75%
Becton, Dickinson and Co.	17,280	$2,008,627

		2,008,627
HEALTH CARE PROVIDERS & SERVICES — 2.51%
Cigna Corp.	4,738	426,610
Henry Schein Inc.[a]	15,542	1,806,757
Patterson Companies Inc.	116,439	4,542,285

		6,775,652
HOTELS, RESTAURANTS & LEISURE — 1.36%
Marriott International Inc. Class A	23,665	1,531,362
Starbucks Corp.	27,614	2,145,056

		3,676,418
HOUSEHOLD DURABLES — 0.49%
Mohawk Industries Inc.[a]	10,556	1,317,072

		1,317,072
HOUSEHOLD PRODUCTS — 2.19%
Clorox Co. (The)	18,082	1,570,784
Procter & Gamble Co. (The)	55,957	4,326,595

		5,897,379
INDUSTRIAL CONGLOMERATES — 2.97%
3M Co.	56,796	8,001,988

		8,001,988
INSURANCE — 7.99%
ACE Ltd.	69,155	6,922,416
Marsh & McLennan Companies Inc.	165,338	8,394,210
Travelers Companies Inc. (The)	69,590	6,232,480

		21,549,106
INTERNET SOFTWARE & SERVICES — 1.99%
Google Inc. Class Aa	4,664	2,703,021
Google Inc. Class Ca	4,664	2,665,943

		5,368,964
IT SERVICES — 5.10%
Accenture PLC Class A	59,528	4,719,380
International Business Machines Corp.	36,092	6,917,753
Teradata Corp.[a,b]	24,180	1,019,429
Xerox Corp.	82,222	1,090,264

		13,746,826
LEISURE EQUIPMENT & PRODUCTS — 0.38%
Mattel Inc.	28,859	1,022,330

		1,022,330

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 3.30%
Agilent Technologies Inc.	74,125	$4,157,671
Mettler-Toledo International Inc.[a]	3,792	975,075
Waters Corp.[a]	36,472	3,772,664

		8,905,410
MACHINERY — 2.37%
Caterpillar Inc.	6,205	625,154
Cummins Inc.	18,338	2,556,134
Deere & Co.	27,580	2,347,334
Xylem Inc.	24,202	854,088

		6,382,710
MEDIA — 2.54%
Discovery Communications Inc. Series Aa	3,409	290,481
Scripps Networks Interactive Inc. Class A	24,227	1,996,547
Time Warner Cable Inc.	31,467	4,565,862

		6,852,890
OIL, GAS & CONSUMABLE FUELS — 7.18%
Denbury Resources Inc.	136,689	2,316,879
Devon Energy Corp.	10,499	792,674
EOG Resources Inc.	12,609	1,379,929
EQT Corp.	4,424	415,060
Hess Corp.	47,701	4,721,445
Marathon Oil Corp.	25,960	1,005,950
Noble Energy Inc.	5,143	341,958
Phillips 66	4,074	330,442
Pioneer Natural Resources Co.	4,626	1,024,474
Spectra Energy Corp.	171,707	7,026,250

		19,355,061
PERSONAL PRODUCTS — 0.36%
Estee Lauder Companies Inc. (The) Class A	13,323	978,708

		978,708
PHARMACEUTICALS — 2.15%
Merck & Co. Inc.	83,322	4,727,690
Zoetis Inc.	32,294	1,062,796

		5,790,486
PROFESSIONAL SERVICES — 0.12%
IHS Inc. Class Aa	2,404	315,813

		315,813
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.85%
Digital Realty Trust Inc.[b]	4,865	313,257
Liberty Property Trust	94,294	3,316,320
Prologis Inc.	92,877	3,790,310
Vornado Realty Trust	2,588	274,380

		7,694,267

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2014

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.93%
CBRE Group Inc. Class Aa	81,308	$2,507,539

		2,507,539
ROAD & RAIL — 1.17%
Norfolk Southern Corp.	31,117	3,163,354

		3,163,354
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.79%
Applied Materials Inc.	130,027	2,725,366
Intel Corp.	102,444	3,471,827
Texas Instruments Inc.	28,662	1,325,618

		7,522,811
SOFTWARE — 6.10%
Autodesk Inc.[a]	19,692	1,050,568
CA Inc.	39,560	1,142,493
Microsoft Corp.	204,921	8,844,390
Oracle Corp.	90,590	3,658,930
Salesforce.com Inc.[a]	6,911	374,922
Symantec Corp.	58,368	1,380,987

		16,452,290
SPECIALTY RETAIL — 2.16%
Gap Inc. (The)	27,495	1,102,824
Staples Inc.	46,049	533,708
Tiffany & Co.	42,762	4,173,999

		5,810,531
TEXTILES, APPAREL & LUXURY GOODS — 2.18%
Nike Inc. Class B	65,169	5,026,485
PVH Corp.	7,746	853,454

		5,879,939
TRADING COMPANIES & DISTRIBUTORS — 0.17%
W.W. Grainger Inc.	1,938	455,721

		455,721

TOTAL COMMON STOCKS
(Cost: $204,698,147)		268,969,824

SHORT-TERM INVESTMENTS — 1.26%

MONEY MARKET FUNDS — 1.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	2,793,049	2,793,049
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	174,214	174,214

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	434,017	$434,017

		3,401,280

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,401,280)		3,401,280

TOTAL INVESTMENTS IN SECURITIES — 101.03%
(Cost: $208,099,427)		272,371,104
Other Assets, Less Liabilities — (1.03)%		(2,785,914)

NET ASSETS — 100.00%		$269,585,190

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

76

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICA REAL ESTATE ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

CANADA — 6.70%
Allied Properties Real Estate Investment Trust	3,212	$103,147
Artis Real Estate Investment Trust	6,270	89,559
Boardwalk Real Estate Investment Trust	1,826	108,857
Calloway Real Estate Investment Trust	4,763	114,848
Canadian Apartment Properties Real Estate Investment Trust	5,027	106,206
Canadian Real Estate Investment Trust	3,179	133,654
Chartwell Retirement Residences	7,909	78,462
Cominar Real Estate Investment Trust	5,885	101,737
Crombie Real Estate Investment Trust	3,487	42,376
Dream Global Real Estate Investment Trust	4,323	35,977
Dream Office Real Estate Investment Trust	4,752	126,673
Extendicare Inc.	4,136	28,380
First Capital Realty Inc.	3,861	66,924
Granite Real Estate Investment Trust	2,156	80,227
H&R Real Estate Investment Trust	12,441	264,328
InnVest Real Estate Investment Trust	4,136	21,200
Killam Properties Inc.	2,453	23,321
Morguard Real Estate Investment Trust	1,529	25,183
Northern Property REIT Real Estate Investment Trust	1,485	39,899
Pure Industrial Real Estate Trust	8,393	35,387
RioCan Real Estate Investment Trust	13,849	344,492

		1,970,837
UNITED STATES — 93.10%
Acadia Realty Trust	2,662	75,148
Agree Realty Corp.	682	19,969
Alexander’s Inc.	88	31,944
Alexandria Real Estate Equities Inc.	3,300	259,380
American Assets Trust Inc.	1,635	56,064
American Campus Communities Inc.	4,829	187,945
American Homes 4 Rent Class A	6,171	112,436
American Realty Capital Healthcare Trust Inc.	7,854	83,802
American Realty Capital Properties Inc.	41,833	548,431
Apartment Investment and Management Co. Class A	6,688	228,596
Ashford Hospitality Trust Inc.	3,256	37,477
Associated Estates Realty Corp.	2,651	46,843
AvalonBay Communities Inc.	5,962	882,853
Aviv REIT Inc.	1,177	33,486
BioMed Realty Trust Inc.	8,822	189,673
Boston Properties Inc.	6,985	834,358
Brandywine Realty Trust	7,260	112,893
Brixmor Property Group Inc.	3,795	85,957
Camden Property Trust	3,905	282,566
Campus Crest Communities Inc.	2,849	22,792
CBL & Associates Properties Inc.[a]	7,766	145,224
Cedar Realty Trust Inc.	3,685	23,216
Chambers Street Properties	10,868	84,553
Chesapeake Lodging Trust	2,266	67,255
Corporate Office Properties Trust	3,806	107,976
Cousins Properties Inc.	8,404	104,042
CubeSmart	6,655	121,188
DCT Industrial Trust Inc.	14,949	117,051
DDR Corp.	14,047	246,384
DiamondRock Hospitality Co.	9,020	110,585
Digital Realty Trust Inc.[a]	6,237	401,600

Security	Shares	Value

Douglas Emmett Inc.	6,116	$174,245
Duke Realty Corp.	15,191	273,286
DuPont Fabros Technology Inc.	3,047	83,518
EastGroup Properties Inc.	1,430	89,175
Education Realty Trust Inc.	6,424	67,837
Empire State Realty Trust Inc. Class A	3,487	56,629
EPR Properties	2,453	132,217
Equity Commonwealth	5,456	146,548
Equity Lifestyle Properties, Inc.	3,476	153,952
Equity One Inc.	2,695	62,578
Equity Residential	16,379	1,058,902
Essex Property Trust Inc.	2,860	542,170
Excel Trust Inc.	2,607	33,761
Extra Space Storage Inc.	5,005	258,909
Federal Realty Investment Trust	3,080	376,068
FelCor Lodging Trust Inc.	5,654	59,197
First Industrial Realty Trust Inc.	5,104	92,127
First Potomac Realty Trust[a]	2,717	35,837
Forest City Enterprises Inc. Class Ab	6,809	130,529
Franklin Street Properties Corp.	4,037	49,009
General Growth Properties Inc.	23,210	542,418
Getty Realty Corp.	1,188	21,824
Glimcher Realty Trust	6,622	71,120
Government Properties Income Trust	2,464	57,534
HCP Inc.	21,076	875,286
Health Care REIT Inc.[a]	14,146	900,110
Healthcare Realty Trust Inc.	4,422	109,223
Healthcare Trust of America Inc. Class A	10,956	130,486
Hersha Hospitality Trust	7,766	51,333
Highwoods Properties Inc.	4,147	174,464
Home Properties Inc.	2,629	172,962
Hospitality Properties Trust	6,908	197,362
Host Hotels & Resorts Inc.	34,826	757,117
Hudson Pacific Properties Inc.	2,497	63,923
Inland Real Estate Corp.	3,883	40,150
Investors Real Estate Trust	4,939	42,080
Kilroy Realty Corp.	3,784	234,003
Kimco Realty Corp.	18,700	418,506
Kite Realty Group Trust	15,081	91,994
LaSalle Hotel Properties	4,785	166,470
Lexington Realty Trust	10,571	115,647
Liberty Property Trust	6,820	239,859
LTC Properties Inc.	1,595	61,136
Macerich Co. (The)	6,479	421,200
Mack-Cali Realty Corp.	4,070	85,877
Medical Properties Trust Inc.	7,843	105,567
Mid-America Apartment Communities Inc.	3,443	240,735
National Health Investors Inc.	1,320	78,923
National Retail Properties Inc.	5,676	201,895
New York REIT Inc.	7,579	79,125
Omega Healthcare Investors Inc.	5,808	212,224
Parkway Properties Inc.[a]	3,311	68,637
Pebblebrook Hotel Trust	2,970	108,108
Pennsylvania Real Estate Investment Trust	3,014	57,959
Piedmont Office Realty Trust Inc. Class A	7,106	138,212
Post Properties Inc.	2,486	134,741
Prologis Inc.	22,946	936,426
PS Business Parks Inc.	913	75,323
Public Storage	6,589	1,130,738
Ramco-Gershenson Properties Trust	3,135	52,041
Realty Income Corp.[a]	10,208	439,454
Regency Centers Corp.	4,224	229,617
Retail Opportunity Investments Corp.	4,103	63,309

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICA REAL ESTATE ETF

July 31, 2014

Security	Shares	Value

Retail Properties of America Inc. Class A	10,901	$164,060
RLJ Lodging Trust	6,061	169,950
Rouse Properties Inc.	1,683	28,527
Sabra Healthcare REIT Inc.	2,182	60,441
Saul Centers Inc.	616	29,365
Select Income REIT	1,716	47,619
Senior Housing Properties Trust	9,361	213,992
Silver Bay Realty Trust Corp.	1,700	27,472
Simon Property Group Inc.	14,300	2,405,117
SL Green Realty Corp.	4,356	469,577
Sovran Self Storage Inc.	1,518	116,461
Spirit Realty Capital Inc.	17,600	203,632
STAG Industrial Inc.	2,486	56,780
Strategic Hotels & Resorts Inc.[b]	11,077	126,389
Sun Communities Inc.	1,826	96,102
Sunstone Hotel Investors Inc.	9,273	131,584
Tanger Factory Outlet Centers Inc.	4,422	153,222
Taubman Centers Inc.	2,926	215,237
UDR Inc.	11,528	335,234
Universal Health Realty Income Trust	575	24,185
Urstadt Biddle Properties Inc. Class A	1,098	22,498
Ventas Inc.[a]	13,546	860,171
Vornado Realty Trust	7,722	818,686
Washington Prime Group Inc.[b]	7,183	135,687
Washington Real Estate Investment Trust	3,047	82,635
Weingarten Realty Investors	5,016	165,077
Winthrop Realty Trust	1,419	21,384
WP Carey Inc.	3,872	254,507

		27,368,890

TOTAL COMMON STOCKS (Cost: $26,774,112)		29,339,727

SHORT-TERM INVESTMENTS — 6.47%

MONEY MARKET FUNDS — 6.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,762,402	1,762,402
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	109,928	109,928

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	29,514	$29,514

		1,901,844

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,901,844)		1,901,844

TOTAL INVESTMENTS IN SECURITIES — 106.27% (Cost: $28,675,956)		31,241,571
Other Assets, Less Liabilities — (6.27)%		(1,843,446)

NET ASSETS — 100.00%		$29,398,125

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

78

Schedule of Investments  (Unaudited)

iSHARES® REAL ESTATE 50 ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.03%

DIVERSIFIED REITS — 8.31%
American Realty Capital Properties Inc.	131,416	$1,722,864
Duke Realty Corp.	47,843	860,696
Liberty Property Trust	21,457	754,643
Vornado Realty Trust	24,218	2,567,592
WP Carey Inc.	12,225	803,549

		6,709,344
HEALTH CARE REITS — 11.08%
HCP Inc.	66,204	2,749,452
Health Care REIT Inc.[a]	44,398	2,825,045
Senior Housing Properties Trust	29,634	677,433
Ventas Inc.	42,492	2,698,242

		8,950,172
HOTEL & RESORT REITS — 3.71%
Hospitality Properties Trust	21,609	617,369
Host Hotels & Resorts Inc.	109,310	2,376,400

		2,993,769
INDUSTRIAL REITS — 3.64%
Prologis Inc.	72,000	2,938,320

		2,938,320
MORTGAGE REITS — 5.48%
American Capital Agency Corp.	51,632	1,193,732
Annaly Capital Management Inc.	137,217	1,523,108
NorthStar Realty Finance Corp.[b]	26,830	431,963
Starwood Property Trust Inc.	32,168	759,165
Two Harbors Investment Corp.	50,718	518,845

		4,426,813
OFFICE REITS — 9.24%
Alexandria Real Estate Equities Inc.	10,375	815,475
BioMed Realty Trust Inc.	27,776	597,184
Boston Properties Inc.	21,920	2,618,344
Digital Realty Trust Inc.[a]	19,618	1,263,203
Kilroy Realty Corp.	11,954	739,235
SL Green Realty Corp.	13,207	1,423,715

		7,457,156
RESIDENTIAL REITS — 14.64%
American Campus Communities Inc.	15,123	588,587
Apartment Investment and Management Co. Class A	21,158	723,180
AvalonBay Communities Inc.	18,699	2,768,948
Camden Property Trust	12,316	891,186
Equity Residential	51,544	3,332,320
Essex Property Trust Inc.	9,002	1,706,509
Mid-America Apartment Communities Inc.	10,816	756,255
UDR Inc.	36,294	1,055,429

		11,822,414

Security	Shares	Value

RETAIL REITS — 22.37%
Brixmor Property Group Inc.	12,003	$271,868
DDR Corp.	44,359	778,057
Federal Realty Investment Trust	9,688	1,182,905
General Growth Properties Inc.	72,894	1,703,533
Kimco Realty Corp.	58,812	1,316,213
Macerich Co. (The)	20,367	1,324,059
National Retail Properties Inc.	17,762	631,794
Realty Income Corp.[a]	32,084	1,381,216
Regency Centers Corp.	13,314	723,749
Simon Property Group Inc.	44,895	7,550,890
Taubman Centers Inc.	9,184	675,575
Weingarten Realty Investors	15,731	517,707

		18,057,566
SPECIALIZED REITS — 21.56%
American Tower Corp.	57,334	5,411,756
Crown Castle International Corp.	48,262	3,580,075
Extra Space Storage Inc.	15,809	817,800
Plum Creek Timber Co. Inc.	25,650	1,061,140
Public Storage	20,651	3,543,918
Rayonier Inc.	18,218	620,505
Weyerhaeuser Co.	75,680	2,370,298

		17,405,492
SPECIALTY CHEMICALS — 0.00%
Rayonier Advanced Materials Inc.[b]	1	32

		32

TOTAL COMMON STOCKS
(Cost: $71,211,840)		80,761,078

SHORT-TERM INVESTMENTS — 3.54%

MONEY MARKET FUNDS — 3.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	2,634,942	2,634,942
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	164,352	164,352

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® REAL ESTATE 50 ETF

July 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	62,059	$62,059

		2,861,353

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,861,353)		2,861,353

TOTAL INVESTMENTS IN SECURITIES — 103.57%
(Cost: $74,073,193)		83,622,431
Other Assets, Less Liabilities — (3.57)%		(2,884,291)

NET ASSETS — 100.00%		$80,738,140

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

80

Schedule of Investments  (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.94%

HEALTH CARE REITS — 38.90%
American Realty Capital Healthcare Trust Inc.	244,741	$2,611,386
Aviv REIT Inc.	36,996	1,052,536
HCP Inc.	483,365	20,074,148
Health Care REIT Inc.	324,164	20,626,555
Healthcare Realty Trust Inc.	138,462	3,420,011
Healthcare Trust of America Inc. Class A	342,064	4,073,982
LTC Properties Inc.	50,294	1,927,769
Medical Properties Trust Inc.[a]	249,119	3,353,142
National Health Investors Inc.[a]	42,049	2,514,110
Omega Healthcare Investors Inc.[a]	181,832	6,644,141
Physicians Realty Trust	44,575	627,616
Sabra Healthcare REIT Inc.	68,408	1,894,902
Senior Housing Properties Trust	293,903	6,718,623
Universal Health Realty Income Trust	18,312	770,203
Ventas Inc.	310,363	19,708,051

		96,017,175
RESIDENTIAL REITS — 44.25%
American Campus Communities Inc.	150,976	5,875,986
Apartment Investment and Management Co. Class A	209,964	7,176,570
Associated Estates Realty Corp.[a]	83,339	1,472,600
AvalonBay Communities Inc.	78,038	11,555,867
Camden Property Trust	122,357	8,853,752
Campus Crest Communities Inc.	93,991	751,928
Education Realty Trust Inc.	198,612	2,097,343
Equity Lifestyle Properties, Inc.	108,523	4,806,484
Equity Residential[a]	376,065	24,312,602
Essex Property Trust Inc.	60,290	11,429,175
Home Properties Inc.[a]	82,035	5,397,083
Mid-America Apartment Communities Inc.	107,398	7,509,268
Post Properties Inc.	78,245	4,240,879
Sun Communities Inc.	56,909	2,995,121
UDR Inc.	360,810	10,492,355
UMH Properties Inc.	28,177	279,234

		109,246,247
SPECIALIZED REITS — 16.79%
CubeSmart	208,398	3,794,928
Extra Space Storage Inc.	157,006	8,121,920
Public Storage[a]	150,835	25,884,794
Sovran Self Storage Inc.	47,451	3,640,441

		41,442,083

TOTAL COMMON STOCKS
(Cost: $226,938,618)		246,705,505

SHORT-TERM INVESTMENTS — 4.62%

MONEY MARKET FUNDS — 4.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	10,564,603	10,564,603

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	658,957	$658,957
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	171,739	171,739

		11,395,299

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,395,299)		11,395,299

TOTAL INVESTMENTS IN SECURITIES — 104.56%
(Cost: $238,333,917)		258,100,804
Other Assets, Less Liabilities — (4.56)%		(11,262,486)

NET ASSETS — 100.00%		$246,838,318

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

81

Schedule of Investments  (Unaudited)

iSHARES® RETAIL REAL ESTATE CAPPED ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

DIVERSIFIED REITS — 9.87%
American Realty Capital Properties Inc.	56,594	$741,947
Spirit Realty Capital Inc.	36,924	427,211

		1,169,158
RETAIL REITS — 89.91%
Acadia Realty Trust	5,637	159,132
Agree Realty Corp.	1,531	44,828
Alexander’s Inc.	206	74,778
Brixmor Property Group Inc.	8,099	183,442
CBL & Associates Properties Inc.	16,448	307,578
Cedar Realty Trust Inc.	8,359	52,662
DDR Corp.	29,385	515,413
Equity One Inc.	5,841	135,628
Excel Trust Inc.	5,681	73,569
Federal Realty Investment Trust	4,350	531,135
General Growth Properties Inc.	31,397	733,748
Getty Realty Corp.	2,634	48,387
Glimcher Realty Trust	14,262	153,174
Inland Real Estate Corp.	8,630	89,234
Kimco Realty Corp.	25,335	566,997
Kite Realty Group Trust	32,097	195,792
Macerich Co. (The)	7,905	513,904
National Retail Properties Inc.	11,854	421,647
Pennsylvania Real Estate Investment Trust	6,485	124,707
Ramco-Gershenson Properties Trust	6,715	111,469
Realty Income Corp.[a]	13,830	595,381
Regency Centers Corp.	8,821	479,510
Retail Opportunity Investments Corp.	8,707	134,349
Retail Properties of America Inc. Class A	22,864	344,103
Rouse Properties Inc.	3,673	62,257
Saul Centers Inc.	1,341	63,925
Simon Property Group Inc.	15,612	2,625,782
Tanger Factory Outlet Centers Inc.	9,274	321,344
Taubman Centers Inc.	6,134	451,217
Urstadt Biddle Properties Inc. Class A	2,295	47,025
Washington Prime Group Inc.[b]	7,759	146,567
Weingarten Realty Investors[a]	10,513	345,983

		10,654,667

TOTAL COMMON STOCKS
(Cost: $10,900,696)		11,823,825

SHORT-TERM INVESTMENTS — 8.41%

MONEY MARKET FUNDS — 8.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	919,030	919,030
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	57,324	57,324

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	20,963	$20,963

		997,317

TOTAL SHORT-TERM INVESTMENTS
(Cost: $997,317)		997,317

TOTAL INVESTMENTS IN SECURITIES — 108.19%
(Cost: $11,898,013)		12,821,142
Other Assets, Less Liabilities — (8.19)%		(970,977)

NET ASSETS — 100.00%		$11,850,165

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

82

Schedule of Investments  (Unaudited)

iSHARES® SELECT DIVIDEND ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 8.04%
General Dynamics Corp.	1,952,187	$227,956,876
Honeywell International Inc.	1,627,705	149,472,150
Lockheed Martin Corp.	3,025,514	505,170,073
Northrop Grumman Corp.	1,774,052	218,687,390

		1,101,286,489
BEVERAGES — 0.63%
Coca-Cola Co. (The)	2,181,830	85,724,101

		85,724,101
BIOTECHNOLOGY — 0.39%
PDL BioPharma Inc.	5,771,807	54,139,550

		54,139,550
CAPITAL MARKETS — 0.63%
Federated Investors Inc. Class B	3,046,597	85,974,967

		85,974,967
CHEMICALS — 1.05%
Olin Corp.	2,283,690	60,677,643
RPM International Inc.	1,896,609	83,792,186

		144,469,829
COMMERCIAL BANKS — 3.90%
Bank of Hawaii Corp.[a]	2,552,492	145,951,493
BB&T Corp.	2,073,874	76,774,815
F.N.B. Corp.	3,381,575	41,593,373
First Niagara Financial Group Inc.	2,337,877	20,105,742
FirstMerit Corp.	2,415,095	42,505,672
Trustmark Corp.	2,874,651	66,203,213
United Bankshares Inc.	3,217,513	103,217,817
Valley National Bancorp	3,897,849	37,341,393

		533,693,518
COMMERCIAL SERVICES & SUPPLIES — 3.23%
Deluxe Corp.	1,596,073	87,799,976
Pitney Bowes Inc.	2,660,258	71,986,581
R.R. Donnelley & Sons Co.	4,274,621	74,207,421
Republic Services Inc.	2,397,607	90,941,233
Waste Management Inc.	2,608,224	117,083,175

		442,018,386
COMPUTERS & PERIPHERALS — 1.16%
Seagate Technology PLC	2,712,543	158,955,020

		158,955,020
CONTAINERS & PACKAGING — 2.02%
Avery Dennison Corp.	1,884,144	88,950,438

Security	Shares	Value

MeadWestvaco Corp.	2,236,142	$93,470,736
Sonoco Products Co.	2,407,788	94,240,822

		276,661,996
DISTRIBUTORS — 1.24%
Genuine Parts Co.	2,059,250	170,547,085

		170,547,085
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.65%
AT&T Inc.	4,144,768	147,512,293
CenturyLink Inc.	5,498,445	215,758,982

		363,271,275
ELECTRIC UTILITIES — 15.98%
American Electric Power Co. Inc.	3,415,235	177,558,068
Cleco Corp.	2,513,390	140,096,359
Edison International	2,333,326	127,866,265
Entergy Corp.	4,265,226	310,636,410
Exelon Corp.	3,460,819	107,562,255
FirstEnergy Corp.	5,352,773	167,060,045
IDACORP Inc.[a]	2,661,017	142,497,460
NextEra Energy Inc.	2,504,619	235,158,678
Northeast Utilities	2,805,601	123,165,884
OGE Energy Corp.	1,943,930	69,884,283
Pinnacle West Capital Corp.	3,376,911	180,630,969
PPL Corp.	3,920,757	129,345,773
UNS Energy Corp.[a]	2,967,369	179,288,435
Xcel Energy Inc.	3,172,340	97,708,072

		2,188,458,956
ELECTRICAL EQUIPMENT — 1.86%
Eaton Corp. PLC	1,850,820	125,707,694
Emerson Electric Co.	2,025,021	128,892,587

		254,600,281
ENERGY EQUIPMENT & SERVICES — 1.50%
Ensco PLC Class A	4,049,800	205,122,370

		205,122,370
FOOD & STAPLES RETAILING — 0.64%
Sysco Corp.	2,453,569	87,567,877

		87,567,877
FOOD PRODUCTS — 1.59%
Campbell Soup Co.	2,400,667	99,843,740
General Mills Inc.	2,348,813	117,792,972

		217,636,712
GAS UTILITIES — 2.76%
AGL Resources Inc.	3,252,960	167,982,854
New Jersey Resources Corp.[a]	3,011,296	153,817,000
Questar Corp.	2,543,942	56,577,270

		378,377,124

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

July 31, 2014

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.98%
Darden Restaurants Inc.	3,341,458	$156,213,161
McDonald’s Corp.	2,658,886	251,424,260

		407,637,421
HOUSEHOLD DURABLES — 3.04%
Garmin Ltd.	2,919,394	160,683,446
Leggett & Platt Inc.	3,241,555	106,323,004
Tupperware Brands Corp.	2,057,014	149,709,479

		416,715,929
HOUSEHOLD PRODUCTS — 3.31%
Clorox Co. (The)	2,346,892	203,874,508
Kimberly-Clark Corp.	2,403,541	249,655,804

		453,530,312
INDUSTRIAL CONGLOMERATES — 0.41%
General Electric Co.	2,235,786	56,230,018

		56,230,018
INSURANCE — 3.36%
Arthur J. Gallagher & Co.	2,379,769	107,089,605
Cincinnati Financial Corp.	2,555,640	117,610,553
Mercury General Corp.[a]	3,768,366	185,478,974
Old Republic International Corp.	3,460,640	49,798,610

		459,977,742
LEISURE EQUIPMENT & PRODUCTS — 0.64%
Mattel Inc.	2,477,944	87,781,166

		87,781,166
MEDIA — 1.44%
Cinemark Holdings Inc.	2,392,895	78,486,956
Meredith Corp.[a]	2,584,175	118,665,316

		197,152,272
METALS & MINING — 0.49%
Cliffs Natural Resources Inc.[b]	1,953,510	34,088,750
Commercial Metals Co.	1,930,901	33,288,733

		67,377,483
MULTI-UTILITIES — 16.19%
Alliant Energy Corp.	2,910,274	164,430,481
Avista Corp.[a]	3,546,819	110,057,794
Black Hills Corp.[a]	2,390,389	125,997,404
CenterPoint Energy Inc.	2,839,664	69,060,628
CMS Energy Corp.	3,070,437	88,827,742
Dominion Resources Inc.	2,780,921	188,101,496
DTE Energy Co.	3,103,291	229,084,942
Integrys Energy Group Inc.[a]	4,021,076	263,621,743
NiSource Inc.	2,538,165	95,638,057
PG&E Corp.	3,533,984	157,863,065
Public Service Enterprise Group Inc.	3,532,233	124,228,635

Security	Shares	Value

SCANA Corp.	3,428,275	$174,430,632
Sempra Energy	2,268,540	226,196,123
TECO Energy Inc.	4,090,073	71,412,675
Wisconsin Energy Corp.	2,948,188	128,482,033

		2,217,433,450
OIL, GAS & CONSUMABLE FUELS — 7.12%
Chevron Corp.	2,560,997	330,983,252
ConocoPhillips	3,122,000	257,565,000
HollyFrontier Corp.	5,447,706	256,096,659
ONEOK Inc.	2,037,836	131,297,774

		975,942,685
PHARMACEUTICALS — 3.82%
Bristol-Myers Squibb Co.	2,160,822	109,380,810
Eli Lilly and Co.	3,065,674	187,190,054
Merck & Co. Inc.	2,746,904	155,859,333
Pfizer Inc.	2,448,580	70,274,246

		522,704,443
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.71%
Intel Corp.	2,881,166	97,642,716

		97,642,716
SPECIALTY RETAIL — 0.20%
Staples Inc.	2,361,607	27,371,025

		27,371,025
THRIFTS & MORTGAGE FINANCE — 0.93%
New York Community Bancorp Inc.	4,852,644	77,059,987
People’s United Financial Inc.	3,452,323	50,127,730

		127,187,717
TOBACCO — 5.88%
Altria Group Inc.	3,984,488	161,770,213
Lorillard Inc.	3,400,912	205,687,158
Philip Morris International Inc.	3,421,042	280,559,654
Universal Corp.[a]	3,026,528	157,167,599

		805,184,624

TOTAL COMMON STOCKS
(Cost: $10,959,622,154)		13,668,374,539

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[a],c,d	30,946,126	30,946,126
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a],c,d	1,930,236	1,930,236

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

July 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	11,276,716	$11,276,716

		44,153,078

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,153,078)		44,153,078

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $11,003,775,232)		13,712,527,617
Other Assets, Less Liabilities — (0.11)%		(15,253,262)

NET ASSETS — 100.00%		$13,697,274,355

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of July 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
210	E-mini S&P 500 (Sep. 2014)	Chicago Mercantile	$20,210,400	$(57,789)

See accompanying notes to schedules of investments.

85

Schedule of Investments  (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AIR FREIGHT & LOGISTICS — 27.39%
C.H. Robinson Worldwide Inc.	978,221	$65,990,789
Expeditors International of Washington Inc.	1,328,079	57,346,451
FedEx Corp.	823,301	120,926,451
United Parcel Service Inc. Class B	858,601	83,361,571

		327,625,262
AIRLINES — 13.96%
Alaska Air Group Inc.	933,625	41,051,491
Delta Air Lines Inc.	1,019,800	38,201,708
JetBlue Airways Corp.[a,b]	1,255,643	13,460,493
Southwest Airlines Co.	1,158,127	32,751,832
United Continental Holdings Inc.[b]	896,078	41,569,058

		167,034,582
MARINE — 10.09%
Kirby Corp.[b]	830,884	96,764,750
Matson Inc.	888,985	23,958,146

		120,722,896
ROAD & RAIL — 43.72%
Con-way Inc.	1,182,595	58,361,063
CSX Corp.	1,928,508	57,700,959
J.B. Hunt Transport Services Inc.	769,191	59,427,697
Kansas City Southern Industries Inc.	826,284	90,114,533
Landstar System Inc.	888,985	58,788,578
Norfolk Southern Corp.	692,731	70,423,033
Ryder System Inc.	683,719	58,888,718
Union Pacific Corp.	705,132	69,321,527

		523,026,108
TRADING COMPANIES & DISTRIBUTORS — 4.74%
GATX Corp.	914,833	56,719,646

		56,719,646

TOTAL COMMON STOCKS
(Cost: $1,146,406,438)		1,195,128,494

SHORT-TERM INVESTMENTS — 1.28%

MONEY MARKET FUNDS — 1.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	13,392,999	13,392,999
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	835,376	835,376

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,064,651	$1,064,651

		15,293,026

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,293,026)		15,293,026

TOTAL INVESTMENTS IN SECURITIES — 101.18%
(Cost: $1,161,699,464)		1,210,421,520
Other Assets, Less Liabilities — (1.18)%		(14,118,578)

NET ASSETS — 100.00%		$1,196,302,942

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

86

Schedule of Investments  (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 94.74%
AAR Corp.[a]	141,111	$3,795,886
AeroVironment Inc.[a,b]	89,187	2,808,499
Alliant Techsystems Inc.	53,687	6,975,552
Astronics Corp.[b]	60,480	3,507,840
B/E Aerospace Inc.[a,b]	112,423	9,571,694
Boeing Co. (The)	228,315	27,507,391
Cubic Corp.	76,614	3,360,290
Curtiss-Wright Corp.	95,786	6,083,369
DigitalGlobe Inc.[a,b]	168,305	4,401,176
Engility Holdings Inc.[b]	77,169	2,666,961
Esterline Technologies Corp.[b]	59,436	6,451,778
Exelis Inc.	370,959	6,246,949
GenCorp Inc.[a,b]	201,778	3,581,559
General Dynamics Corp.	172,534	20,146,795
HEICO Corp.	117,328	5,767,844
Hexcel Corp.[b]	171,660	6,394,335
Huntington Ingalls Industries Inc.	77,647	7,059,665
L-3 Communications Holdings Inc.	90,055	9,452,173
Lockheed Martin Corp.	132,777	22,169,776
Moog Inc. Class Ab	88,364	5,833,791
Northrop Grumman Corp.	140,212	17,283,933
Orbital Sciences Corp.[b]	165,234	4,241,557
Precision Castparts Corp.	76,857	17,584,882
Raytheon Co.	189,936	17,240,491
Rockwell Collins Inc.	141,907	10,397,526
Spirit AeroSystems Holdings Inc. Class Ab	204,092	6,647,276
Taser International Inc.[a,b]	231,776	2,795,219
Teledyne Technologies Inc.[b]	68,971	6,290,155
Textron Inc.	286,365	10,415,095
TransDigm Group Inc.	59,245	9,948,420
Triumph Group Inc.	96,894	6,138,235
United Technologies Corp.	271,719	28,571,253

		301,337,365
AIRPORT SERVICES — 1.15%
Wesco Aircraft Holdings Inc.[b]	192,168	3,641,584

		3,641,584
INDUSTRIAL MACHINERY — 1.22%
RBC Bearings Inc.	69,946	3,880,604

		3,880,604
IT CONSULTING & OTHER SERVICES — 0.90%
ManTech International Corp. Class A	106,546	2,876,742

		2,876,742
LEISURE PRODUCTS — 1.84%
Smith & Wesson Holding Corp.[a,b]	209,902	2,592,290

Security	Shares	Value

Sturm, Ruger & Co. Inc.[a]	65,072	$3,250,997

		5,843,287

TOTAL COMMON STOCKS
(Cost: $328,597,301)		317,579,582

SHORT-TERM INVESTMENTS — 4.96%

MONEY MARKET FUNDS — 4.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	14,551,529	14,551,529
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	907,639	907,639
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	335,897	335,897

		15,795,065

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,795,065)		15,795,065

TOTAL INVESTMENTS IN SECURITIES — 104.81%
(Cost: $344,392,366)		333,374,647
Other Assets, Less Liabilities — (4.81)%		(15,311,473)

NET ASSETS — 100.00%		$318,063,174

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

87

Schedule of Investments  (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

CHEMICALS — 74.78%
Air Products and Chemicals Inc.	276,368	$36,466,758
Airgas Inc.	87,063	9,308,776
Albemarle Corp.	103,625	6,356,357
Ashland Inc.	94,353	9,874,041
Axiall Corp.	90,917	3,893,975
Cabot Corp.	77,980	4,085,372
Celanese Corp. Series A	202,997	11,816,455
CF Industries Holdings Inc.	67,791	16,970,799
Chemtura Corp.[a,b]	124,981	2,907,058
Cytec Industries Inc.	46,663	4,705,964
Dow Chemical Co. (The)	1,567,624	80,058,558
E.I. du Pont de Nemours and Co.	1,195,644	76,891,866
Eastman Chemical Co.	195,595	15,408,974
Ecolab Inc.	351,752	38,175,645
FMC Corp.	173,351	11,305,952
H.B. Fuller Co.	65,088	2,906,179
Huntsman Corp.	256,211	6,674,297
International Flavors & Fragrances Inc.	105,825	10,687,267
LyondellBasell Industries NV Class A	542,339	57,623,519
Minerals Technologies Inc.	44,920	2,608,504
Monsanto Co.	682,444	77,177,592
Mosaic Co. (The)	421,136	19,418,581
NewMarket Corp.	14,393	5,570,091
Olin Corp.	102,642	2,727,198
Platform Specialty Products Corp.[a]	112,802	2,787,337
PolyOne Corp.	122,630	4,653,809
PPG Industries Inc.	180,004	35,705,593
Praxair Inc.	381,385	48,870,674
Rayonier Advanced Materials Inc.[a]	55,268	1,793,999
Rockwood Holdings Inc.	94,515	7,461,014
RPM International Inc.	173,556	7,667,704
Sensient Technologies Corp.	64,246	3,372,915
Sigma-Aldrich Corp.	154,714	15,536,380
W.R. Grace & Co.[a]	99,341	9,040,031
Westlake Chemical Corp.	52,105	4,553,456

		655,062,690
ELECTRICAL EQUIPMENT — 0.29%
Polypore International Inc.[a]	58,714	2,530,573

		2,530,573
METALS & MINING — 19.17%
Alcoa Inc.	1,526,194	25,014,320
Allegheny Technologies Inc.	141,500	5,327,475
Carpenter Technology Corp.	69,012	3,736,310
Cliffs Natural Resources Inc.[b]	199,085	3,474,033
Coeur Mining Inc.[a]	134,691	1,050,590
Commercial Metals Co.	153,333	2,643,461
Compass Minerals International Inc.	43,582	3,748,924
Freeport-McMoRan Inc.	1,352,338	50,334,020
Kaiser Aluminum Corp.	23,482	1,813,280
Newmont Mining Corp.	649,013	16,166,914
Nucor Corp.	414,606	20,821,513
Reliance Steel & Aluminum Co.	101,235	6,909,289

Security	Shares	Value

Royal Gold Inc.	84,660	$6,397,756
Steel Dynamics Inc.	311,725	6,611,687
Stillwater Mining Co.[a,b]	156,207	2,796,105
TimkenSteel Corp.[a]	50,260	2,186,813
United States Steel Corp.	188,414	6,309,985
Worthington Industries Inc.	67,889	2,596,754

		167,939,229
OIL, GAS & CONSUMABLE FUELS — 2.05%
Alpha Natural Resources Inc.[a,b]	289,151	980,222
CONSOL Energy Inc.	299,297	11,618,710
Peabody Energy Corp.	352,724	5,350,823

		17,949,755
PAPER & FOREST PRODUCTS — 3.62%
Domtar Corp.	84,582	3,038,185
International Paper Co.	563,969	26,788,528
Resolute Forest Products Inc.[a]	123,059	1,893,878

		31,720,591

TOTAL COMMON STOCKS
(Cost: $932,071,543)		875,202,838

SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	5,754,653	5,754,653
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	358,941	358,941
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,421,412	1,421,412

		7,535,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,535,006)		7,535,006

TOTAL INVESTMENTS IN SECURITIES — 100.77%
(Cost: $939,606,549)		882,737,844
Other Assets, Less Liabilities — (0.77)%		(6,784,853)

NET ASSETS — 100.00%		$875,952,991

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

88

Schedule of Investments  (Unaudited)

iSHARES® U.S. BROKER-DEALERS ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

INVESTMENT BANKING & BROKERAGE — 69.73%
BGC Partners Inc. Class A	819,705	$6,418,290
Charles Schwab Corp. (The)	545,936	15,149,724
E*TRADE Financial Corp.[a]	447,659	9,409,792
Evercore Partners Inc. Class A	121,229	6,614,254
FXCM Inc. Class A	333,355	4,540,295
Goldman Sachs Group Inc. (The)	107,048	18,505,388
Greenhill & Co. Inc.	125,779	5,756,905
Investment Technology Group Inc.[a]	278,173	5,087,784
KCG Holdings Inc. Class Aa,b	476,684	5,443,732
LPL Financial Holdings Inc.	166,157	7,889,135
Morgan Stanley	496,359	16,052,250
Piper Jaffray Companies Inc.[a,b]	110,337	5,693,389
Raymond James Financial Inc.	187,297	9,542,782
Stifel Financial Corp.[a]	162,943	7,461,160
TD Ameritrade Holding Corp.	319,126	10,250,327

		133,815,207
SPECIALIZED FINANCE — 30.14%
CBOE Holdings Inc.	173,265	8,398,155
CME Group Inc.	185,282	13,699,751
Interactive Brokers Group Inc. Class A	254,163	5,849,561
Intercontinental Exchange Inc.	68,837	13,231,848
MarketAxess Holdings Inc.	127,738	7,182,708
NASDAQ OMX Group Inc. (The)	224,618	9,476,633

		57,838,656

TOTAL COMMON STOCKS
(Cost: $184,845,868)		191,653,863

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,167,626	1,167,626
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	72,830	72,830

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	238,148	$238,148

		1,478,604

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,478,604)		1,478,604

TOTAL INVESTMENTS IN SECURITIES — 100.64%
(Cost: $186,324,472)		193,132,467
Other Assets, Less Liabilities — (0.64)%		(1,223,712)

NET ASSETS — 100.00%		$191,908,755

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

89

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.71%

AUTO COMPONENTS — 6.07%
Autoliv Inc.	21,988	$2,188,026
BorgWarner Inc.	53,770	3,347,183
Cooper Tire & Rubber Co.	13,860	400,415
Dana Holding Corp.	36,777	823,069
Delphi Automotive PLC	64,959	4,339,261
Gentex Corp.	34,267	990,316
Goodyear Tire & Rubber Co. (The)	64,952	1,634,842
Johnson Controls Inc.	156,088	7,373,597
Lear Corp.	19,130	1,801,472
Tenneco Inc.[a]	14,277	909,445
TRW Automotive Holdings Corp.[a]	25,986	2,658,108
Visteon Corp.[a]	11,352	1,084,116

		27,549,850
AUTOMOBILES — 7.57%
Ford Motor Co.	929,351	15,817,554
General Motors Co.	309,066	10,452,612
Harley-Davidson Inc.	51,360	3,175,075
Tesla Motors Inc.[a,b]	19,547	4,364,845
Thor Industries Inc.	10,553	558,993

		34,369,079
BEVERAGES — 18.20%
Brown-Forman Corp. Class B NVS	38,126	3,303,618
Coca-Cola Co. (The)	888,384	34,904,607
Coca-Cola Enterprises Inc.	54,883	2,494,432
Constellation Brands Inc. Class Aa	39,696	3,305,089
Dr Pepper Snapple Group Inc.	46,094	2,708,484
Molson Coors Brewing Co. Class B NVS	37,291	2,518,261
Monster Beverage Corp.[a]	31,852	2,037,254
PepsiCo Inc.	356,318	31,391,616

		82,663,361
CHEMICALS — 0.12%
Scotts Miracle-Gro Co. (The) Class A	10,214	543,385

		543,385
COMMERCIAL SERVICES & SUPPLIES — 0.17%
Herman Miller Inc.	13,948	407,839
HNI Corp.	10,679	377,396

		785,235
DISTRIBUTORS — 1.20%
Genuine Parts Co.	36,136	2,992,784
LKQ Corp.[a]	71,029	1,857,763
Pool Corp.	10,613	581,168

		5,431,715

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.40%
Leucadia National Corp.	74,598	$1,843,317

		1,843,317
FOOD PRODUCTS — 16.65%
Archer-Daniels-Midland Co.	153,809	7,136,738
B&G Foods Inc. Class A	12,627	354,440
Bunge Ltd.	34,615	2,729,047
Campbell Soup Co.	41,969	1,745,491
ConAgra Foods Inc.	98,851	2,978,381
Darling Ingredients Inc.[a,b]	38,729	725,007
Dean Foods Co.	21,927	335,922
Flowers Foods Inc.	41,124	785,057
General Mills Inc.	144,415	7,242,412
Hain Celestial Group Inc.[a]	11,814	1,010,097
Hershey Co. (The)	35,097	3,093,801
Hillshire Brands Co. (The)	28,868	1,812,044
Hormel Foods Corp.	31,597	1,430,080
Ingredion Inc.	17,482	1,287,200
J.M. Smucker Co. (The)	24,332	2,424,440
Kellogg Co.	59,941	3,586,270
Keurig Green Mountain Inc.	29,851	3,560,627
Kraft Foods Group Inc.	139,906	7,496,863
Lancaster Colony Corp.	4,574	399,539
McCormick & Co. Inc. NVS	30,635	2,015,170
Mead Johnson Nutrition Co. Class A	47,513	4,344,589
Mondelez International Inc. Class A	397,536	14,311,296
Post Holdings Inc.[a]	10,334	464,203
TreeHouse Foods Inc.[a]	9,655	709,642
Tyson Foods Inc. Class A	64,763	2,409,831
WhiteWave Foods Co. (The) Class Aa	40,800	1,215,432

		75,603,619
HOUSEHOLD DURABLES — 4.35%
D.R. Horton Inc.	67,339	1,393,917
Harman International Industries Inc.	16,019	1,738,862
Jarden Corp.[a]	28,248	1,579,063
Leggett & Platt Inc.	32,607	1,069,510
Lennar Corp. Class A	41,250	1,494,487
M.D.C. Holdings Inc.	9,282	250,336
Mohawk Industries Inc.[a]	14,393	1,795,815
Newell Rubbermaid Inc.	65,132	2,115,487
NVR Inc.[a]	958	1,079,149
PulteGroup Inc.	80,004	1,412,071
Ryland Group Inc. (The)	11,078	355,604
Tempur Sealy International Inc.[a,b]	14,231	778,578
Toll Brothers Inc.[a]	37,544	1,227,313
Tupperware Brands Corp.	11,841	861,788
Whirlpool Corp.	18,293	2,609,313

		19,761,293
HOUSEHOLD PRODUCTS — 17.10%
Church & Dwight Co. Inc.	31,884	2,046,315
Clorox Co. (The)[b]	30,181	2,621,823
Colgate-Palmolive Co.	204,382	12,957,819
Energizer Holdings Inc.	14,517	1,665,971
Kimberly-Clark Corp.	88,554	9,198,104
Procter & Gamble Co. (The)	635,987	49,174,515

		77,664,547

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

July 31, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 1.62%
Brunswick Corp.	21,798	$879,114
Hasbro Inc.	27,193	1,358,562
Mattel Inc.	79,814	2,827,411
Polaris Industries Inc.	15,502	2,287,165

		7,352,252
MACHINERY — 1.59%
Middleby Corp. (The)[a]	13,485	982,517
Snap-on Inc.	13,704	1,647,221
Stanley Black & Decker Inc.	36,712	3,210,464
WABCO Holdings Inc.[a]	14,297	1,393,672

		7,233,874
PERSONAL PRODUCTS — 1.65%
Avon Products Inc.	101,830	1,344,156
Estee Lauder Companies Inc. (The) Class A	59,396	4,363,230
Herbalife Ltd.[b]	18,936	992,247
Nu Skin Enterprises Inc. Class A	13,842	812,387

		7,512,020
SOFTWARE — 1.31%
Activision Blizzard Inc.	116,210	2,600,780
Electronic Arts Inc.[a,b]	73,824	2,480,486
Take-Two Interactive Software Inc.[a]	22,146	495,627
TiVo Inc.[a]	27,030	363,824

		5,940,717
TEXTILES, APPAREL & LUXURY GOODS — 8.77%
Carter’s Inc.	12,608	965,268
Coach Inc.	64,325	2,223,072
Crocs Inc.[a]	20,627	327,350
Deckers Outdoor Corp.[a]	8,106	717,462
Fossil Group Inc.[a]	11,211	1,098,678
Hanesbrands Inc.	23,422	2,288,564
Iconix Brand Group Inc.[a,b]	11,446	483,365
Kate Spade & Co.[a]	29,772	1,126,275
Lululemon Athletica Inc.[a,b]	25,217	970,098
Michael Kors Holdings Ltd.[a]	42,278	3,444,811
Nike Inc. Class B	173,362	13,371,411
PVH Corp.	19,359	2,132,975
Ralph Lauren Corp.	13,782	2,148,062
Steven Madden Ltd.[a]	13,555	431,727
Under Armour Inc. Class Aa,b	38,113	2,544,043
VF Corp.	80,913	4,957,539
Wolverine World Wide Inc.	23,856	578,747

		39,809,447
TOBACCO — 12.94%
Altria Group Inc.	466,873	18,955,044
Lorillard Inc.	85,200	5,152,896
Philip Morris International Inc.	369,674	30,316,965
Reynolds American Inc.	73,146	4,085,204

Security	Shares	Value

Universal Corp.	5,058	$262,662

		58,772,771

TOTAL COMMON STOCKS
(Cost: $396,630,215)		452,836,482

SHORT-TERM INVESTMENTS — 2.55%

MONEY MARKET FUNDS — 2.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	10,231,236	10,231,236
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	638,164	638,164
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	702,487	702,487

		11,571,887

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,571,887)		11,571,887

TOTAL INVESTMENTS IN SECURITIES — 102.26%
(Cost: $408,202,102)		464,408,369
Other Assets, Less Liabilities — (2.26)%		(10,284,466)

NET ASSETS — 100.00%		$454,123,903

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

91

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.93%

AIRLINES — 4.08%
Alaska Air Group Inc.	22,454	$987,302
American Airlines Group Inc.	117,611	4,569,187
Delta Air Lines Inc.	138,453	5,186,450
JetBlue Airways Corp.[a,b]	37,277	399,610
Southwest Airlines Co.	113,028	3,196,432
Spirit Airlines Inc.[a]	11,853	775,423
United Continental Holdings Inc.[a]	61,023	2,830,857

		17,945,261
COMMERCIAL SERVICES & SUPPLIES — 0.36%
Copart Inc.[a]	18,244	608,985
KAR Auction Services Inc.	22,918	671,726
Rollins Inc.	10,415	294,849

		1,575,560
DIVERSIFIED CONSUMER SERVICES — 0.92%
Apollo Education Group Inc.[a]	16,288	454,924
DeVry Education Group Inc.	9,292	371,401
Graham Holdings Co. Class B	736	504,712
H&R Block Inc.	44,743	1,437,592
Service Corp. International	34,992	734,832
Sotheby’s	11,232	445,349
Weight Watchers International Inc.[b]	4,426	96,000

		4,044,810
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.08%
Dolby Laboratories Inc. Class Aa	7,989	356,629

		356,629
FOOD & STAPLES RETAILING — 14.86%
Casey’s General Stores Inc.	6,283	415,746
Costco Wholesale Corp.	71,560	8,411,162
CVS Caremark Corp.	190,902	14,577,277
Fresh Market Inc. (The)[a,b]	6,560	196,341
Kroger Co. (The)	83,239	4,077,046
Rite Aid Corp.[a]	146,547	980,399
Safeway Inc.	37,656	1,297,626
Sysco Corp.	95,507	3,408,645
United Natural Foods Inc.[a]	8,075	473,356
Wal-Mart Stores Inc.	263,162	19,363,460
Walgreen Co.	143,348	9,858,042
Whole Foods Market Inc.	60,066	2,295,723

		65,354,823
HEALTH CARE PROVIDERS & SERVICES — 3.61%
AmerisourceBergen Corp.	36,897	2,837,748
Cardinal Health Inc.	55,578	3,982,164
Chemed Corp.[b]	2,866	291,902
McKesson Corp.	37,646	7,222,762
Omnicare Inc.	16,179	1,011,187

Security	Shares	Value

VCA Inc.[a]	14,480	$539,959

		15,885,722
HOTELS, RESTAURANTS & LEISURE — 14.36%
Bally Technologies Inc.[a,b]	6,365	382,982
Bob Evans Farms Inc.	4,036	191,750
Brinker International Inc.	10,612	475,842
Carnival Corp.	71,524	2,590,599
Cheesecake Factory Inc. (The)	7,507	321,900
Chipotle Mexican Grill Inc.[a]	5,070	3,409,575
Choice Hotels International Inc.	5,737	269,008
Cracker Barrel Old Country Store Inc.	3,886	376,787
Darden Restaurants Inc.	21,490	1,004,658
Domino’s Pizza Inc.	9,099	655,128
Dunkin’ Brands Group Inc.	17,376	744,735
Hilton Worldwide Holdings Inc.[a]	49,701	1,203,261
Hyatt Hotels Corp. Class Aa	9,463	556,708
International Game Technology	40,453	684,869
Jack in the Box Inc.	6,543	374,194
Las Vegas Sands Corp.	62,019	4,580,103
Life Time Fitness Inc.[a,b]	6,143	241,727
Marriott International Inc. Class A	35,869	2,321,083
Marriott Vacations Worldwide Corp.[a]	4,858	279,578
McDonald’s Corp.	161,381	15,260,187
MGM Resorts International[a]	54,550	1,464,122
Norwegian Cruise Line Holdings Ltd.[a,b]	15,110	495,306
Panera Bread Co. Class Aa,b	4,254	626,614
Papa John’s International Inc.	4,899	204,239
Penn National Gaming Inc.[a]	10,978	115,050
Royal Caribbean Cruises Ltd.	26,799	1,598,560
Six Flags Entertainment Corp.	15,514	592,945
Starbucks Corp.	122,909	9,547,571
Starwood Hotels & Resorts Worldwide Inc.	31,311	2,405,937
Vail Resorts Inc.	5,889	444,620
Wendy’s Co. (The)	43,090	351,184
Wyndham Worldwide Corp.	20,799	1,571,365
Wynn Resorts Ltd.	13,212	2,816,799
Yum! Brands Inc.	72,061	5,001,034

		63,160,020
INTERNET & CATALOG RETAIL — 9.32%
Amazon.com Inc.[a]	60,858	19,047,945
Expedia Inc.	16,773	1,332,112
Groupon Inc.[a,b]	62,679	405,533
HSN Inc.	5,434	303,706
Lands’ End Inc.[a,b]	2,132	75,025
Liberty Interactive Corp. Series Aa	77,026	2,160,579
Liberty Ventures Series Aa	12,039	832,617
Netflix Inc.[a]	9,791	4,138,852
Priceline Group Inc. (The)[a]	8,561	10,636,615
Shutterfly Inc.[a,b]	6,356	313,478
TripAdvisor Inc.[a]	18,142	1,720,587

		40,967,049
INTERNET SOFTWARE & SERVICES — 2.29%
Conversant Inc.[a]	10,346	241,786
eBay Inc.[a]	186,226	9,832,733

		10,074,519

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2014

Security	Shares	Value

IT SERVICES — 0.05%
Acxiom Corp.[a,b]	12,504	$229,073

		229,073
MEDIA — 27.51%
AMC Networks Inc. Class Aa	9,679	579,482
Cablevision NY Group Class A	35,427	680,907
CBS Corp. Class B NVS	79,567	4,521,793
Charter Communications Inc. Class Aa	11,487	1,774,971
Cinemark Holdings Inc.	16,946	555,829
Comcast Corp. Class A	424,476	22,807,095
DIRECTV[a]	76,500	6,582,825
Discovery Communications Inc. Series Aa	35,616	3,034,839
DISH Network Corp. Class Aa	34,430	2,129,840
DreamWorks Animation SKG Inc. Class Aa,b	11,625	232,500
Gannett Co. Inc.	37,089	1,213,552
Interpublic Group of Companies Inc. (The)	69,050	1,360,975
John Wiley & Sons Inc. Class A	7,696	462,453
Lamar Advertising Co. Class A	10,659	534,549
Liberty Global PLC Series Aa	36,310	1,510,496
Liberty Global PLC Series C NVS[a]	86,715	3,467,733
Liberty Media Corp. Class Aa,b	16,397	771,479
Liberty Media Corp. Class Ca,b	32,795	1,541,365
Live Nation Entertainment Inc.[a]	23,370	542,418
Madison Square Garden Inc. Class Aa	10,042	595,892
Meredith Corp.	6,056	278,091
Morningstar Inc.	3,363	228,045
New York Times Co. (The) Class A	20,540	256,545
News Corp. Class A NVS[a]	81,472	1,437,981
Omnicom Group Inc.	42,242	2,956,518
Regal Entertainment Group Class A	12,970	252,396
Scripps Networks Interactive Inc. Class A	17,512	1,443,164
Sinclair Broadcast Group Inc. Class A	11,935	385,620
Sirius XM Holdings Inc.[a]	483,055	1,632,726
Starz Series Aa	15,144	431,755
Time Inc.[a]	18,254	439,921
Time Warner Cable Inc.	45,488	6,600,309
Time Warner Inc.	144,021	11,956,623
Twenty-First Century Fox Inc. Class A	312,606	9,903,358
Viacom Inc. Class B NVS	63,859	5,279,224
Walt Disney Co. (The)	262,969	22,583,778

		120,967,047
MULTILINE RETAIL — 4.58%
Big Lots Inc.	9,065	396,594
Dillard’s Inc. Class A	3,665	436,941
Dollar General Corp.[a]	49,572	2,737,862
Dollar Tree Inc.[a]	33,793	1,840,705
Family Dollar Stores Inc.	15,619	1,167,520
J.C. Penney Co. Inc.[a,b]	47,726	447,670
Kohl’s Corp.	31,841	1,704,767
Macy’s Inc.	58,888	3,403,138
Nordstrom Inc.	22,970	1,590,213
Sears Holdings Corp.[a,b]	7,186	274,146
Target Corp.	103,428	6,163,274

		20,162,830
PROFESSIONAL SERVICES — 0.98%
Dun & Bradstreet Corp. (The)	6,048	665,462

Security	Shares	Value

IHS Inc. Class Aa	10,224	$1,343,127
Nielsen NV	49,522	2,283,459

		4,292,048
ROAD & RAIL — 0.70%
Avis Budget Group Inc.[a]	17,221	967,648
Hertz Global Holdings Inc.[a]	74,992	2,116,274

		3,083,922
SOFTWARE — 0.18%
FactSet Research Systems Inc.	6,433	772,796

		772,796
SPECIALTY RETAIL — 16.00%
Aaron’s Inc.	11,769	310,466
Abercrombie & Fitch Co. Class A	11,892	467,831
Advance Auto Parts Inc.	11,914	1,442,904
Aeropostale Inc.[a,b]	12,733	42,274
American Eagle Outfitters Inc.	27,682	295,090
ANN INC.[a]	7,699	282,938
Ascena Retail Group Inc.[a]	21,011	337,437
AutoNation Inc.[a]	10,318	550,156
AutoZone Inc.[a]	5,428	2,806,439
Bed Bath & Beyond Inc.[a]	33,327	2,109,266
Best Buy Co. Inc.	44,876	1,334,163
Buckle Inc. (The)[b]	4,546	202,297
Cabela’s Inc.[a,b]	7,600	443,536
CarMax Inc.[a]	36,020	1,758,136
Chico’s FAS Inc.	25,040	395,882
Children’s Place Inc. (The)	3,609	181,172
CST Brands Inc.	12,344	412,660
Dick’s Sporting Goods Inc.	16,231	690,304
DSW Inc. Class A	11,951	317,777
Express Inc.[a]	13,691	213,032
Foot Locker Inc.	23,824	1,132,355
GameStop Corp. Class A	18,724	785,846
Gap Inc. (The)	42,495	1,704,474
Genesco Inc.[a]	3,897	297,224
GNC Holdings Inc. Class A	15,461	507,275
Group 1 Automotive Inc.	3,441	254,359
Guess? Inc.	9,712	252,609
Home Depot Inc. (The)	223,372	18,059,626
L Brands Inc.	40,056	2,322,046
Lowe’s Companies Inc.	162,829	7,791,368
Lumber Liquidators Holdings Inc.[a,b]	4,498	243,882
Men’s Wearhouse Inc. (The)	7,409	372,821
Murphy USA Inc.[a,b]	7,252	358,394
O’Reilly Automotive Inc.[a]	17,299	2,594,850
Outerwall Inc.[a,b]	3,282	180,576
PetSmart Inc.	16,210	1,104,549
Pier 1 Imports Inc.	15,486	233,219
Rent-A-Center Inc.	8,718	208,709
Ross Stores Inc.	34,713	2,235,517
Sally Beauty Holdings Inc.[a]	22,485	583,486
Signet Jewelers Ltd.	13,075	1,330,904
Staples Inc.[b]	105,640	1,224,368
Tiffany & Co.	18,129	1,769,572
TJX Companies Inc. (The)	114,337	6,093,019
Tractor Supply Co.	22,627	1,406,721
Ulta Salon, Cosmetics & Fragrance Inc.[a]	10,514	970,758

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2014

Security	Shares	Value

Urban Outfitters Inc.[a,b]	16,648	$594,833
Vitamin Shoppe Inc.[a]	4,961	211,587
Williams-Sonoma Inc.	14,332	961,247

		70,379,954
TRADING COMPANIES & DISTRIBUTORS — 0.05%
Beacon Roofing Supply Inc.[a]	7,997	221,037

		221,037

TOTAL COMMON STOCKS
(Cost: $375,536,150)		439,473,100

SHORT-TERM INVESTMENTS — 1.44%

MONEY MARKET FUNDS — 1.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	5,664,703	5,664,703
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	353,330	353,330
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	333,992	333,992

		6,352,025

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,352,025)		6,352,025

TOTAL INVESTMENTS IN SECURITIES — 101.37%
(Cost: $381,888,175)		445,825,125
Other Assets, Less Liabilities — (1.37)%		(6,019,149)

NET ASSETS — 100.00%		$439,805,976

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

94

Schedule of Investments  (Unaudited)

iSHARES® U.S. ENERGY ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.89%

ELECTRIC UTILITIES — 0.36%
OGE Energy Corp.	228,508	$8,214,863

		8,214,863
ENERGY EQUIPMENT & SERVICES — 21.18%
Atwood Oceanics Inc.[a]	66,182	3,186,663
Baker Hughes Inc.	500,213	34,399,648
Bristow Group Inc.	41,052	2,929,881
Cameron International Corp.[a]	234,064	16,597,478
CARBO Ceramics Inc.	22,761	2,834,655
Core Laboratories NV	51,499	7,540,999
Diamond Offshore Drilling Inc.	79,093	3,700,761
Dresser-Rand Group Inc.[a]	87,766	5,222,955
Dril-Quip Inc.[a]	46,583	4,694,169
Ensco PLC Class Ab	267,868	13,567,514
Exterran Holdings Inc.	68,413	2,890,449
FMC Technologies Inc.[a]	269,626	16,393,261
Halliburton Co.	968,923	66,845,998
Helix Energy Solutions Group Inc.[a]	113,403	2,883,838
Helmerich & Payne Inc.	123,948	13,170,715
McDermott International Inc.[a,b]	270,738	1,976,387
Nabors Industries Ltd.	300,464	8,160,602
National Oilwell Varco Inc.	492,278	39,894,209
Nobel Corp. PLC	291,871	9,155,993
Oceaneering International Inc.	123,864	8,411,604
Oil States International Inc.[a]	60,692	3,719,813
Patterson-UTI Energy Inc.	165,877	5,697,875
Rowan Companies PLC Class A	142,261	4,341,806
Schlumberger Ltd.	1,493,943	161,928,482
SEACOR Holdings Inc.[a]	22,098	1,678,564
Seventy Seven Energy Inc.[a]	40,825	915,705
Superior Energy Services Inc.	179,436	6,029,050
Tidewater Inc.	57,103	2,699,259
Transocean Ltd.	390,156	15,738,893
Unit Corp.[a]	50,868	3,222,488
Weatherford International Ltd.[a]	882,814	19,748,549

		490,178,263
MACHINERY — 0.11%
Chart Industries Inc.[a,b]	34,948	2,657,795

		2,657,795
OIL, GAS & CONSUMABLE FUELS — 78.02%
Anadarko Petroleum Corp.	579,454	61,914,660
Apache Corp.	442,540	45,431,156
Cabot Oil & Gas Corp.	478,390	15,762,950
Cheniere Energy Inc.[a]	250,932	17,755,948
Chesapeake Energy Corp.	580,573	15,309,710
Chevron Corp.	2,183,969	282,256,154
Cimarex Energy Co.	99,744	13,866,411
Cobalt International Energy Inc.[a]	340,261	5,450,981
Concho Resources Inc.[a]	128,127	18,040,282
ConocoPhillips	1,408,506	116,201,745
Continental Resources Inc.[a]	49,088	7,205,137

Security	Shares	Value

Denbury Resources Inc.	403,279	$6,835,579
Devon Energy Corp.	439,937	33,215,243
Energen Corp.	83,470	6,813,656
Energy XXI (Bermuda) Ltd.	106,639	2,128,514
EOG Resources Inc.	626,998	68,618,661
EQT Corp.	174,020	16,326,556
EXCO Resources Inc.[b]	195,728	902,306
Exxon Mobil Corp.	4,926,653	487,443,048
Gulfport Energy Corp.[a]	97,866	5,227,023
Hess Corp.	302,813	29,972,431
HollyFrontier Corp.	228,285	10,731,678
Kinder Morgan Inc.	766,597	27,582,160
Kodiak Oil & Gas Corp.[a]	304,942	4,738,799
Marathon Oil Corp.	775,704	30,058,530
Marathon Petroleum Corp.	331,175	27,646,489
Murphy Oil Corp.	193,804	12,041,042
Newfield Exploration Co.[a,b]	156,654	6,313,156
Noble Energy Inc.	412,198	27,407,045
Oasis Petroleum Inc.[a]	110,045	5,881,905
Occidental Petroleum Corp.	901,328	88,068,759
ONEOK Inc.	238,300	15,353,669
Phillips 66	649,188	52,655,639
Pioneer Natural Resources Co.	164,112	36,344,243
QEP Resources Inc.	206,405	6,821,685
Range Resources Corp.	193,367	14,616,612
Rosetta Resources Inc.[a]	70,452	3,597,984
SandRidge Energy Inc.[a,b]	413,766	2,466,045
SemGroup Corp. Class A	48,786	3,760,425
SM Energy Co.	77,079	6,053,785
Southwestern Energy Co.[a]	404,870	16,429,625
Spectra Energy Corp.	769,523	31,488,881
Teekay Corp.	44,813	2,494,292
Tesoro Corp.	148,464	9,136,475
Ultra Petroleum Corp.[a,b]	176,057	4,035,226
Valero Energy Corp.	612,271	31,103,367
Western Refining Inc.	87,054	3,565,732
Whiting Petroleum Corp.[a]	136,683	12,095,079
Williams Companies Inc. (The)	847,551	47,996,813
World Fuel Services Corp.	82,324	3,535,816
WPX Energy Inc.[a]	232,062	4,773,515

		1,805,472,622
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.22%
First Solar Inc.[a,b]	81,436	5,139,426

		5,139,426

TOTAL COMMON STOCKS
(Cost: $2,206,192,812)		2,311,662,969

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	10,270,210	10,270,210
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	640,595	640,595

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

July 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,522,509	$1,522,509

		12,433,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,433,314)		12,433,314

TOTAL INVESTMENTS IN SECURITIES — 100.43%
(Cost: $2,218,626,126)		2,324,096,283
Other Assets, Less Liabilities — (0.43)%		(9,979,562)

NET ASSETS — 100.00%		$2,314,116,721

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

96

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

CAPITAL MARKETS — 20.48%
Affiliated Managers Group Inc.[a]	14,843	$2,957,468
Ameriprise Financial Inc.	51,039	6,104,264
Bank of New York Mellon Corp. (The)	306,514	11,966,307
BlackRock Inc.[b]	33,629	10,247,765
Charles Schwab Corp. (The)	314,755	8,734,451
E*TRADE Financial Corp.[a]	77,359	1,626,086
Eaton Vance Corp. NVS	32,491	1,141,409
Federated Investors Inc. Class B	25,548	720,965
Financial Engines Inc.	13,772	536,419
Franklin Resources Inc.	107,979	5,847,063
Goldman Sachs Group Inc. (The)	111,780	19,323,409
Greenhill & Co. Inc.	7,218	330,368
Invesco Ltd.	116,300	4,376,369
Janus Capital Group Inc.	40,241	458,345
Legg Mason Inc.	27,663	1,312,609
LPL Financial Holdings Inc.	20,522	974,385
Morgan Stanley	376,194	12,166,114
Northern Trust Corp.	59,700	3,993,333
Raymond James Financial Inc.	33,409	1,702,188
SEI Investments Co.	38,289	1,371,512
State Street Corp.	115,788	8,156,107
Stifel Financial Corp.[a]	16,388	750,406
T. Rowe Price Group Inc.	70,615	5,483,961
TD Ameritrade Holding Corp.	63,668	2,045,016
Waddell & Reed Financial Inc. Class A	22,949	1,211,478

		113,537,797
COMMERCIAL BANKS — 55.07%
Associated Banc-Corp.	42,698	765,148
BancorpSouth Inc.	22,784	475,502
Bank of America Corp.	2,826,394	43,102,509
Bank of Hawaii Corp.	11,996	685,931
BB&T Corp.	193,124	7,149,450
BOK Financial Corp.	5,527	366,108
Cathay General Bancorp	20,044	512,926
CIT Group Inc.	53,096	2,607,545
Citigroup Inc.	816,495	39,934,770
City National Corp.	12,835	965,834
Comerica Inc.	48,877	2,456,558
Commerce Bancshares Inc.	21,776	981,227
Cullen/Frost Bankers Inc.	14,270	1,112,632
East West Bancorp Inc.	38,426	1,308,790
F.N.B. Corp.	44,838	551,507
Fifth Third Bancorp	228,608	4,681,892
First Financial Bankshares Inc.	16,414	482,243
First Horizon National Corp.	63,514	748,195
First Niagara Financial Group Inc.	94,866	815,848
First Republic Bank	33,271	1,554,421
FirstMerit Corp.	44,310	779,856
Fulton Financial Corp.	50,863	576,786
Glacier Bancorp Inc.	20,172	534,155
Hancock Holding Co.	22,230	721,141
Huntington Bancshares Inc.	222,114	2,181,159
IBERIABANK Corp.	8,673	569,036
International Bancshares Corp.	15,139	383,774

Security	Shares	Value

J.P. Morgan Chase & Co.	1,017,250	$58,664,807
KeyCorp	237,144	3,210,930
M&T Bank Corp.	35,323	4,291,745
MB Financial Inc.	14,764	397,742
National Penn Bancshares Inc.	29,939	308,372
Old National Bancorp	28,222	377,610
PNC Financial Services Group Inc. (The)[b]	143,566	11,852,809
Popular Inc.[a]	27,787	886,405
PrivateBancorp Inc.	17,984	517,939
Prosperity Bancshares Inc.	16,107	936,300
Regions Financial Corp.	370,267	3,754,507
Signature Bank[a]	13,466	1,540,376
SunTrust Banks Inc.	143,218	5,449,445
Susquehanna Bancshares Inc.	50,462	513,703
SVB Financial Group[a]	13,372	1,457,815
Synovus Financial Corp.	37,493	882,960
TCF Financial Corp.	44,753	707,545
Texas Capital Bancshares Inc.[a]	11,554	601,386
Trustmark Corp.	18,100	416,843
U.S. Bancorp	487,879	20,505,554
UMB Financial Corp.	10,166	575,701
Umpqua Holdings Corp.	45,919	776,949
United Bankshares Inc.	16,921	542,826
Valley National Bancorp	53,914	516,496
Webster Financial Corp.	24,250	695,248
Wells Fargo & Co.	1,288,265	65,572,688
Westamerica Bancorp[c]	7,119	340,431
Wintrust Financial Corp.	12,552	581,534
Zions Bancorp	49,830	1,436,101

		305,317,710
CONSUMER FINANCE — 8.38%
Ally Financial Inc.[a]	25,887	594,365
American Express Co.	244,698	21,533,424
Capital One Financial Corp.	153,632	12,219,889
Cash America International Inc.	7,517	333,680
Discover Financial Services	125,329	7,652,589
Navient Corp.	113,778	1,956,982
Portfolio Recovery Associates Inc.[a,c]	13,384	789,121
Santander Consumer USA Holdings Inc.	20,696	396,742
SLM Corp.	113,787	1,008,153

		46,484,945
DIVERSIFIED FINANCIAL SERVICES — 4.83%
CBOE Holdings Inc.	23,075	1,118,445
CME Group Inc.	84,839	6,272,996
FNFV Group[a]	24,833	406,268
Intercontinental Exchange Inc.	30,935	5,946,326
McGraw Hill Financial Inc.	73,165	5,869,296
Moody’s Corp.	50,506	4,394,022
MSCI Inc. Class Aa	31,358	1,418,949
NASDAQ OMX Group Inc. (The)	31,563	1,331,643

		26,757,945
INSURANCE — 0.36%
FNF Group[a]	74,509	2,019,939

		2,019,939

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

July 31, 2014

Security	Shares	Value

IT SERVICES — 9.21%
MasterCard Inc. Class A	270,079	$20,026,358
Visa Inc. Class A	135,118	28,511,249
Western Union Co.	145,048	2,533,989

		51,071,596
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.09%
Altisource Portfolio Solutions SAa,c	4,433	480,448

		480,448
THRIFTS & MORTGAGE FINANCE — 1.37%
Capitol Federal Financial Inc.	35,432	414,554
Hudson City Bancorp Inc.	127,563	1,243,739
MGIC Investment Corp.[a]	90,664	670,007
New York Community Bancorp Inc.	119,218	1,893,182
Ocwen Financial Corp.[a,c]	31,083	937,774
People’s United Financial Inc.	83,448	1,211,665
Radian Group Inc.	50,671	641,495
Washington Federal Inc.	27,271	571,600

		7,584,016

TOTAL COMMON STOCKS
(Cost: $510,119,558)		553,254,396

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	1,269,171	1,269,171
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	79,163	79,163
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	1,021,186	1,021,186

		2,369,520

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,369,520)		2,369,520

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $512,489,078)		555,623,916
Other Assets, Less Liabilities — (0.22)%		(1,234,945)

NET ASSETS — 100.00%		$554,388,971

NVS  —  Non-Voting Shares

a Non-income earning security.

[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIALS ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

CAPITAL MARKETS — 11.70%
Affiliated Managers Group Inc.[a]	21,341	$4,252,194
Ameriprise Financial Inc.	73,606	8,803,278
Bank of New York Mellon Corp. (The)	441,758	17,246,232
BlackRock Inc.[b]	48,477	14,772,396
Charles Schwab Corp. (The)	453,638	12,588,455
E*TRADE Financial Corp.[a]	111,225	2,337,950
Eaton Vance Corp. NVS	46,832	1,645,208
Federated Investors Inc. Class B	36,475	1,029,325
Financial Engines Inc.	19,878	774,248
Franklin Resources Inc.	155,739	8,433,267
Goldman Sachs Group Inc. (The)	161,114	27,851,777
Greenhill & Co. Inc.	10,251	469,188
Invesco Ltd.	167,774	6,313,336
Janus Capital Group Inc.	58,355	664,663
Legg Mason Inc.	39,871	1,891,879
LPL Financial Holdings Inc.	29,552	1,403,129
Morgan Stanley	542,186	17,534,295
Northern Trust Corp.	85,957	5,749,664
Raymond James Financial Inc.	48,215	2,456,554
SEI Investments Co.	55,085	1,973,145
State Street Corp.	166,894	11,756,013
Stifel Financial Corp.[a]	23,621	1,081,606
T. Rowe Price Group Inc.	101,881	7,912,078
TD Ameritrade Holding Corp.	91,677	2,944,665
Waddell & Reed Financial Inc. Class A	32,806	1,731,829

		163,616,374
COMMERCIAL BANKS — 31.45%
Associated Banc-Corp.	62,245	1,115,430
BancorpSouth Inc.	32,787	684,265
Bank of America Corp.	4,074,200	62,131,550
Bank of Hawaii Corp.	16,967	970,173
BB&T Corp.	278,435	10,307,664
BOK Financial Corp.	8,138	539,061
Cathay General Bancorp	28,674	733,768
CIT Group Inc.	76,451	3,754,509
Citigroup Inc.	1,176,953	57,564,771
City National Corp.	18,405	1,384,976
Comerica Inc.	70,365	3,536,545
Commerce Bancshares Inc.	31,134	1,402,898
Cullen/Frost Bankers Inc.	20,449	1,594,409
East West Bancorp Inc.	55,243	1,881,577
F.N.B. Corp.	64,825	797,348
Fifth Third Bancorp	328,859	6,735,032
First Financial Bankshares Inc.	23,780	698,656
First Horizon National Corp.	92,124	1,085,221
First Niagara Financial Group Inc.	137,247	1,180,324
First Republic Bank	48,039	2,244,382
FirstMerit Corp.	64,138	1,128,829
Fulton Financial Corp.	73,717	835,951
Glacier Bancorp Inc.	28,802	762,677
Hancock Holding Co.	31,998	1,038,015
Huntington Bancshares Inc.	319,483	3,137,323
IBERIABANK Corp.	12,499	820,059
International Bancshares Corp.	21,598	547,509

Security	Shares	Value

J.P. Morgan Chase & Co.	1,466,378	$84,566,019
KeyCorp	342,672	4,639,779
M&T Bank Corp.[c]	51,007	6,197,351
MB Financial Inc.	21,438	577,540
National Penn Bancshares Inc.	43,124	444,177
Old National Bancorp	40,838	546,412
PNC Financial Services Group Inc. (The)[b]	206,913	17,082,737
Popular Inc.[a]	40,359	1,287,452
PrivateBancorp Inc.	26,054	750,355
Prosperity Bancshares Inc.	23,192	1,348,151
Regions Financial Corp.	534,928	5,424,170
Signature Bank[a]	19,406	2,219,852
SunTrust Banks Inc.	206,551	7,859,266
Susquehanna Bancshares Inc.	72,483	737,877
SVB Financial Group[a]	19,266	2,100,379
Synovus Financial Corp.	53,313	1,255,521
TCF Financial Corp.	63,897	1,010,212
Texas Capital Bancshares Inc.[a]	16,644	866,320
Trustmark Corp.	26,268	604,952
U.S. Bancorp	703,216	29,556,168
UMB Financial Corp.	14,520	822,268
Umpqua Holdings Corp.	66,109	1,118,564
United Bankshares Inc.	24,420	783,394
Valley National Bancorp	77,259	740,141
Webster Financial Corp.	35,282	1,011,535
Wells Fargo & Co.	1,857,056	94,524,150
Westamerica Bancorp	9,956	476,096
Wintrust Financial Corp.	17,970	832,550
Zions Bancorp	71,502	2,060,688

		440,056,998
CONSUMER FINANCE — 4.79%
Ally Financial Inc.[a]	37,587	862,998
American Express Co.	352,704	31,037,952
Capital One Financial Corp.	221,418	17,611,588
Cash America International Inc.	10,890	483,407
Discover Financial Services	180,666	11,031,466
Navient Corp.	164,004	2,820,869
Portfolio Recovery Associates Inc.[a,c]	19,339	1,140,227
Santander Consumer USA Holdings Inc.	29,858	572,378
SLM Corp.	164,005	1,453,084

		67,013,969
DIVERSIFIED FINANCIAL SERVICES — 9.15%
Berkshire Hathaway Inc. Class Ba	697,603	87,500,344
CBOE Holdings Inc.	33,115	1,605,084
CME Group Inc.	122,358	9,047,151
FNFV Group[a]	37,209	608,739
Intercontinental Exchange Inc.	44,622	8,577,241
McGraw Hill Financial Inc.	105,532	8,465,777
Moody’s Corp.	72,844	6,337,428
MSCI Inc. Class Aa	45,175	2,044,169
NASDAQ OMX Group Inc. (The)	45,460	1,917,957
Voya Financial Inc.	52,346	1,942,037

		128,045,927
INSURANCE — 17.21%
ACE Ltd.	130,811	13,094,181
Aflac Inc.	175,974	10,512,687
Alleghany Corp.[a]	6,383	2,641,605

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2014

Security	Shares	Value

Allied World Assurance Co. Holdings Ltd.	37,975	$1,367,480
Allstate Corp. (The)	168,205	9,831,582
American Financial Group Inc.	27,787	1,555,794
American International Group Inc.	560,459	29,132,659
Aon PLC	114,918	9,694,482
Arch Capital Group Ltd.[a]	45,524	2,433,258
Argo Group International Holdings Ltd.[c]	9,896	492,920
Arthur J. Gallagher & Co.	60,970	2,743,650
Aspen Insurance Holdings Ltd.	25,416	1,016,894
Assurant Inc.	27,722	1,756,466
Assured Guaranty Ltd.	69,470	1,550,570
Axis Capital Holdings Ltd.	38,866	1,677,068
Brown & Brown Inc.	45,585	1,403,106
Chubb Corp. (The)	94,800	8,220,108
Cincinnati Financial Corp.	57,134	2,629,307
CNO Financial Group Inc.	84,514	1,367,437
Endurance Specialty Holdings Ltd.	17,187	909,020
Erie Indemnity Co. Class A	9,671	708,111
Everest Re Group Ltd.	17,888	2,788,918
First American Financial Corp.	41,045	1,113,961
FNF Group[a]	111,622	3,026,072
Genworth Financial Inc. Class Aa	191,403	2,507,379
Hanover Insurance Group Inc. (The)	17,005	983,059
Hartford Financial Services Group Inc. (The)	173,821	5,937,725
HCC Insurance Holdings Inc.	38,522	1,798,207
Kemper Corp.	19,831	686,351
Lincoln National Corp.	102,337	5,361,435
Loews Corp.	118,252	4,981,957
Markel Corp.[a]	5,426	3,429,829
Marsh & McLennan Companies Inc.	212,970	10,812,487
MBIA Inc.[a,c]	55,335	530,109
Mercury General Corp.	10,127	498,451
MetLife Inc.	436,055	22,936,493
Montpelier Re Holdings Ltd.[c]	15,664	462,558
Old Republic International Corp.	94,328	1,357,380
PartnerRe Ltd.	17,247	1,799,897
Platinum Underwriters Holdings Ltd.	10,441	611,843
Primerica Inc.	21,274	980,306
Principal Financial Group Inc.	106,160	5,274,029
ProAssurance Corp.	22,882	998,342
Progressive Corp. (The)	211,324	4,953,435
Protective Life Corp.	30,449	2,112,552
Prudential Financial Inc.	178,963	15,564,412
Reinsurance Group of America Inc.	26,801	2,151,048
RenaissanceRe Holdings Ltd.[c]	15,730	1,538,551
RLI Corp.	13,292	568,100
Selective Insurance Group Inc.	21,702	483,738
StanCorp Financial Group Inc.	16,786	1,012,867
Torchmark Corp.	50,944	2,686,787
Travelers Companies Inc. (The)	134,607	12,055,403
Unum Group	99,864	3,428,331
Validus Holdings Ltd.[c]	35,217	1,286,477
W.R. Berkley Corp.	39,809	1,775,879
White Mountains Insurance Group Ltd.	2,162	1,307,815
Willis Group Holdings PLC	68,978	2,810,853
XL Group PLC	105,324	3,395,646

		240,747,067
IT SERVICES — 5.26%
MasterCard Inc. Class A	389,282	28,865,260
Visa Inc. Class A	194,758	41,095,886

Security	Shares	Value

Western Union Co.	209,072	$3,652,488

		73,613,634
REAL ESTATE INVESTMENT TRUSTS (REITS) — 18.62%
Alexandria Real Estate Equities Inc.	27,755	2,181,543
American Campus Communities Inc.	40,701	1,584,083
American Capital Agency Corp.	136,943	3,166,122
American Realty Capital Properties Inc.	349,823	4,586,179
American Tower Corp.	153,293	14,469,326
Annaly Capital Management Inc.	366,158	4,064,354
Apartment Investment and Management Co. Class A	56,693	1,937,767
ARMOUR Residential REIT Inc.	138,504	583,102
AvalonBay Communities Inc.	47,255	6,997,520
BioMed Realty Trust Inc.	74,643	1,604,824
Boston Properties Inc.	59,176	7,068,573
Brandywine Realty Trust	61,186	951,442
Camden Property Trust	33,033	2,390,268
CBL & Associates Properties Inc.[c]	65,942	1,233,115
Chimera Investment Corp.	398,062	1,261,857
Columbia Property Trust Inc.	48,530	1,238,000
Corporate Office Properties Trust	33,853	960,410
Corrections Corp. of America	45,036	1,451,060
Crown Castle International Corp.	129,390	9,598,150
CubeSmart	52,103	948,796
CYS Investments Inc.	62,624	556,101
DCT Industrial Trust Inc.[c]	127,222	996,148
DDR Corp.[c]	112,733	1,977,337
DiamondRock Hospitality Co.	75,878	930,264
Digital Realty Trust Inc.[c]	52,358	3,371,332
Douglas Emmett Inc.[c]	50,383	1,435,412
Duke Realty Corp.	128,062	2,303,835
DuPont Fabros Technology Inc.[c]	25,435	697,173
EastGroup Properties Inc.	12,036	750,565
EPR Properties[c]	20,632	1,112,065
Equity Commonwealth	46,917	1,260,191
Equity Lifestyle Properties, Inc.	30,867	1,367,099
Equity Residential	130,223	8,418,917
Essex Property Trust Inc.	24,224	4,592,144
Extra Space Storage Inc.	42,808	2,214,458
Federal Realty Investment Trust	26,110	3,188,031
Franklin Street Properties Corp.	34,479	418,575
Gaming and Leisure Properties Inc.	34,573	1,164,073
General Growth Properties Inc.	201,979	4,720,249
GEO Group Inc. (The)	28,235	971,566
Hatteras Financial Corp.	37,138	711,193
HCP Inc.	177,720	7,380,712
Health Care REIT Inc.	118,115	7,515,657
Healthcare Realty Trust Inc.	37,424	924,373
Highwoods Properties Inc.	34,853	1,466,266
Home Properties Inc.[c]	22,079	1,452,577
Hospitality Properties Trust	57,854	1,652,889
Host Hotels & Resorts Inc.[c]	293,620	6,383,299
Invesco Mortgage Capital Inc.	47,513	806,771
Kilroy Realty Corp.	31,903	1,972,881
Kimco Realty Corp.	158,659	3,550,788
LaSalle Hotel Properties	40,555	1,410,908
Lexington Realty Trust[c]	79,262	867,126
Liberty Property Trust	57,312	2,015,663
Macerich Co. (The)	54,429	3,538,429
Mack-Cali Realty Corp.[c]	34,520	728,372
Medical Properties Trust Inc.	66,438	894,255
MFA Financial Inc.	142,180	1,157,345

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2014

Security	Shares	Value

Mid-America Apartment Communities Inc.	29,069	$2,032,504
National Retail Properties Inc.[c]	47,354	1,684,382
Omega Healthcare Investors Inc.[c]	49,014	1,790,972
Piedmont Office Realty Trust Inc. Class A	59,757	1,162,274
Plum Creek Timber Co. Inc.[c]	68,480	2,833,018
Post Properties Inc.	21,198	1,148,932
Potlatch Corp.	15,652	646,428
Prologis Inc.	193,770	7,907,754
Public Storage	56,173	9,639,848
Rayonier Inc.	48,846	1,663,695
Realty Income Corp.[c]	85,904	3,698,167
Redwood Trust Inc.[c]	32,431	615,540
Regency Centers Corp.	35,896	1,951,307
Retail Properties of America Inc. Class A	72,436	1,090,162
RLJ Lodging Trust	50,529	1,416,833
Ryman Hospitality Properties Inc.	19,571	934,515
Senior Housing Properties Trust	79,046	1,806,992
Simon Property Group Inc.	120,346	20,240,994
SL Green Realty Corp.	36,904	3,978,251
Sovran Self Storage Inc.	12,690	973,577
Spirit Realty Capital Inc.	145,308	1,681,214
Starwood Property Trust Inc.	85,918	2,027,665
Starwood Waypoint Residential Trust[a]	15,441	405,944
Sunstone Hotel Investors Inc.	77,938	1,105,940
Tanger Factory Outlet Centers Inc.	37,211	1,289,361
Taubman Centers Inc.	24,438	1,797,659
Two Harbors Investment Corp.	142,085	1,453,530
UDR Inc.	97,122	2,824,308
Ventas Inc.	113,372	7,199,122
Vornado Realty Trust	67,394	7,145,112
Washington Prime Group Inc.[a]	61,416	1,160,148
Washington Real Estate Investment Trust[c]	26,182	710,056
Weingarten Realty Investors	43,128	1,419,342
Weyerhaeuser Co.	203,852	6,384,645
WP Carey Inc.	22,572	1,483,658

		260,455,379
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.90%
Alexander & Baldwin Inc.	16,646	635,378
Altisource Portfolio Solutions SAa,c	6,385	692,006
CBRE Group Inc. Class Aa,c	107,831	3,325,508
Forest City Enterprises Inc. Class Aa,c	61,321	1,175,524
Howard Hughes Corp. (The)[a]	12,048	1,752,020
Jones Lang LaSalle Inc.	17,229	2,131,227
Realogy Holdings Corp.[a]	56,570	2,079,513
St. Joe Co. (The)[a,c]	33,649	768,543

		12,559,719
THRIFTS & MORTGAGE FINANCE — 0.78%
Capitol Federal Financial Inc.	51,078	597,612
Hudson City Bancorp Inc.	184,276	1,796,691
MGIC Investment Corp.[a]	131,809	974,068
New York Community Bancorp Inc.	170,739	2,711,335
Ocwen Financial Corp.[a,c]	44,751	1,350,138
People’s United Financial Inc.	120,202	1,745,333
Radian Group Inc.	73,027	924,522

Security	Shares	Value

Washington Federal Inc.	39,683	$831,756

		10,931,455

TOTAL COMMON STOCKS
(Cost: $1,331,136,592)		1,397,040,522

SHORT-TERM INVESTMENTS — 1.40%

MONEY MARKET FUNDS — 1.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	16,973,653	16,973,653
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	1,058,716	1,058,716
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	1,516,519	1,516,519

		19,548,888

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,548,888)		19,548,888

TOTAL INVESTMENTS IN SECURITIES — 101.26%
(Cost: $1,350,685,480)		1,416,589,410
Other Assets, Less Liabilities — (1.26)%		(17,593,290)

NET ASSETS — 100.00%		$1,398,996,120

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

101

Schedule of Investments  (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

BIOTECHNOLOGY — 21.37%
Acorda Therapeutics Inc.[a]	45,499	$1,331,756
Aegerion Pharmaceuticals Inc.[a,b]	27,345	919,065
Alexion Pharmaceuticals Inc.[a]	214,337	34,077,440
Alkermes PLC[a]	156,734	6,701,946
Alnylam Pharmaceuticals Inc.[a,b]	69,239	3,742,368
Amgen Inc.	820,311	104,499,418
Arena Pharmaceuticals Inc.[a,b]	242,160	1,121,201
ARIAD Pharmaceuticals Inc.[a]	978	5,633
Biogen Idec Inc.[a]	257,038	85,950,937
BioMarin Pharmaceutical Inc.[a]	158,241	9,782,459
Celgene Corp.[a]	867,706	75,620,578
Cepheid Inc.[a,b]	75,461	2,840,352
Cubist Pharmaceuticals Inc.[a]	82,025	4,995,322
Gilead Sciences Inc.[a,b]	1,664,029	152,341,855
Incyte Corp.[a,b]	163,619	7,783,356
Isis Pharmaceuticals Inc.[a,b]	127,571	3,953,425
Medivation Inc.[a]	83,026	6,163,020
Myriad Genetics Inc.[a,b]	80,815	2,917,422
PDL BioPharma Inc.	173,017	1,622,899
Pharmacyclics Inc.[a]	74,064	8,920,268
Regeneron Pharmaceuticals Inc.[a,b]	86,411	27,324,886
Seattle Genetics Inc.[a,b]	122,204	4,301,581
United Therapeutics Corp.[a]	47,908	4,356,754
Vertex Pharmaceuticals Inc.[a]	256,054	22,765,761

		574,039,702
COMMERCIAL SERVICES & SUPPLIES — 0.08%
Healthcare Services Group Inc.	76,993	2,012,597

		2,012,597
HEALTH CARE EQUIPMENT & SUPPLIES — 17.07%
Abbott Laboratories	1,627,578	68,553,585
Alere Inc.[a,b]	84,375	3,375,000
Align Technology Inc.[a]	77,849	4,220,194
Baxter International Inc.	588,026	43,919,662
Becton, Dickinson and Co.	209,428	24,343,911
Boston Scientific Corp.[a]	1,433,817	18,324,181
C.R. Bard Inc.	82,680	12,338,336
CareFusion Corp.[a]	224,792	9,843,642
Cooper Companies Inc. (The)	52,035	8,371,391
Covidien PLC	488,593	42,268,180
DENTSPLY International Inc.	153,790	7,138,932
Edwards Lifesciences Corp.[a]	114,382	10,322,975
Haemonetics Corp.[a,b]	57,014	2,027,988
Hill-Rom Holdings Inc.	61,754	2,433,108
Hologic Inc.[a,b]	299,714	7,813,544
IDEXX Laboratories Inc.[a,b]	55,690	6,932,291
Intuitive Surgical Inc.[a]	41,625	19,045,519
Masimo Corp.[a]	57,021	1,373,066
Medtronic Inc.	1,082,520	66,834,785
ResMed Inc.[b]	152,191	7,874,362
Sirona Dental Systems Inc.[a,b]	60,064	4,817,133
St. Jude Medical Inc.	308,099	20,084,974
Steris Corp.	64,525	3,283,032

Security	Shares	Value

Stryker Corp.	320,484	$25,565,009
Teleflex Inc.	44,901	4,837,634
Thoratec Corp.[a]	61,741	2,006,582
Varian Medical Systems Inc.[a]	112,716	9,259,619
West Pharmaceutical Services Inc.	77,200	3,145,900
Zimmer Holdings Inc.	181,895	18,202,233

		458,556,768
HEALTH CARE PROVIDERS & SERVICES — 14.29%
Aetna Inc.	387,335	30,030,083
Brookdale Senior Living Inc.[a]	185,950	6,443,167
Centene Corp.[a]	62,525	4,507,427
Cigna Corp.	291,173	26,217,217
Community Health Systems Inc.[a]	125,070	5,965,839
DaVita HealthCare Partners Inc.[a]	192,734	13,576,183
Express Scripts Holding Co.[a,b]	837,645	58,341,974
HCA Holdings Inc.[a]	339,845	22,195,277
Health Net Inc.[a]	87,210	3,592,180
HealthSouth Corp.	95,827	3,673,049
Henry Schein Inc.[a]	92,547	10,758,589
Humana Inc.	167,750	19,735,787
Laboratory Corp. of America Holdings[a]	91,959	9,535,229
LifePoint Hospitals Inc.[a]	48,602	3,485,735
Magellan Health Inc.[a,b]	29,878	1,720,973
MEDNAX Inc.[a,b]	107,831	6,381,439
Owens & Minor Inc.[b]	68,086	2,252,966
Patterson Companies Inc.	88,627	3,457,339
Quest Diagnostics Inc.	156,711	9,575,042
Team Health Holdings Inc.[a,b]	76,436	4,322,456
Tenet Healthcare Corp.[a,b]	105,976	5,592,353
UnitedHealth Group Inc.	1,061,797	86,058,647
Universal Health Services Inc. Class B	97,480	10,391,368
WellCare Health Plans Inc.[a]	45,067	2,811,279
WellPoint Inc.	303,113	33,284,839

		383,906,437
HEALTH CARE TECHNOLOGY — 0.07%
HMS Holdings Corp.[a]	95,296	1,754,400

		1,754,400
LIFE SCIENCES TOOLS & SERVICES — 3.78%
Bio-Rad Laboratories Inc. Class Aa	22,019	2,531,965
Charles River Laboratories International Inc.[a]	52,129	2,825,913
Covance Inc.[a]	62,300	5,228,216
Illumina Inc.[a]	139,150	22,251,477
PAREXEL International Corp.[a,b]	61,990	3,320,184
TECHNE Corp.	36,369	3,393,955
Thermo Fisher Scientific Inc.	432,302	52,524,693
Waters Corp.[a]	91,944	9,510,687

		101,587,090
PHARMACEUTICALS — 43.17%
AbbVie Inc.	1,722,987	90,181,140
Actavis PLC[a]	287,554	61,611,320
Allergan Inc.	322,457	53,482,718
Bristol-Myers Squibb Co.	1,795,767	90,901,725
Eli Lilly and Co.	1,067,531	65,183,443
Endo International PLC[a]	151,898	10,189,318
Hospira Inc.[a]	181,264	10,054,714
Impax Laboratories Inc.[a,b]	71,320	1,668,175

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

July 31, 2014

Security	Shares	Value

Jazz Pharmaceuticals PLC[a]	58,659	$8,196,422
Johnson & Johnson	3,065,469	306,822,792
Mallinckrodt PLC[a,b]	63,773	4,439,876
Merck & Co. Inc.	3,166,627	179,674,416
Mylan Inc.[a]	405,138	20,001,663
Nektar Therapeutics[a]	136,493	1,440,001
Perrigo Co. PLC	145,011	21,816,905
Pfizer Inc.	6,911,700	198,365,790
Questcor Pharmaceuticals Inc.[b]	61,146	5,501,306
Salix Pharmaceuticals Ltd.[a]	68,774	9,071,978
Theravance Biopharma Inc.[a,b]	24,251	679,755
Theravance Inc.[a,b]	86,411	1,875,119
VIVUS Inc.[a]	111,066	535,338
Zoetis Inc.	543,127	17,874,310

		1,159,568,224

TOTAL COMMON STOCKS (Cost: $2,486,765,519)		2,681,425,218

SHORT-TERM INVESTMENTS — 4.21%

MONEY MARKET FUNDS — 4.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	103,170,998	103,170,998
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	6,435,197	6,435,197
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,333,963	3,333,963

		112,940,158

TOTAL SHORT-TERM INVESTMENTS (Cost: $112,940,158)		112,940,158

TOTAL INVESTMENTS IN SECURITIES — 104.04% (Cost: $2,599,705,677)		2,794,365,376
Other Assets, Less Liabilities — (4.04)%		(108,413,823)

NET ASSETS — 100.00%		$2,685,951,553

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

103

Schedule of Investments  (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.89%

DIVERSIFIED SUPPORT SERVICES — 0.92%
Healthcare Services Group Inc.	184,001	$4,809,786

		4,809,786

HEALTH CARE SERVICES — 28.84%
Air Methods Corp.[a,b]	97,497	4,899,224
Amedisys Inc.[a,b]	138,529	2,795,515
Bio-Reference Laboratories Inc.[a]	89,774	2,818,006
BioScrip Inc.[a,b]	254,988	1,909,860
CorVel Corp.[a]	45,756	1,843,052
DaVita HealthCare Partners Inc.[a,b]	266,543	18,775,289
Envision Healthcare Holdings Inc.[a,b]	253,282	9,054,831
Express Scripts Holding Co.[a]	732,238	51,000,377
Healthways Inc.[a,b]	137,191	2,372,032
IPC The Hospitalist Co. Inc.[a,b]	63,517	3,123,766
Laboratory Corp. of America Holdings[a,b]	142,650	14,791,378
MEDNAX Inc.[a]	189,403	11,208,870
Premier Inc.[a]	100,402	2,841,377
Quest Diagnostics Inc.	243,406	14,872,107
Team Health Holdings Inc.[a,b]	155,478	8,792,281

		151,097,965

HEALTH CARE DISTRIBUTORS — 0.53%
PharMerica Corp.[a]	102,919	2,777,784

		2,777,784

HEALTH CARE FACILITIES — 23.06%
Acadia Healthcare Co. Inc.[a,b]	118,225	5,634,603
AmSurg Corp.[a]	114,088	5,448,843
Brookdale Senior Living Inc.[a]	362,562	12,562,789
Capital Senior Living Corp.[a,b]	102,984	2,537,526
Community Health Systems Inc.[a]	230,558	10,997,617
Ensign Group Inc. (The)	78,390	2,581,383
Hanger Inc.[a,b]	111,979	3,544,135
HCA Holdings Inc.[a]	426,499	27,854,650
HealthSouth Corp.	201,956	7,740,973
Kindred Healthcare Inc.	188,406	4,502,903
LifePoint Hospitals Inc.[a]	105,581	7,572,269
Select Medical Holdings Corp.	195,068	3,031,357
Tenet Healthcare Corp.[a]	198,548	10,477,378
Universal Health Services Inc. Class B	152,972	16,306,815

		120,793,241

HEALTH CARE TECHNOLOGY — 1.24%
HealthStream Inc.[a,b]	82,929	2,069,908
HMS Holdings Corp.[a,b]	242,182	4,458,571

		6,528,479

LIFE SCIENCES TOOLS & SERVICES — 3.19%
Covance Inc.[a]	114,420	9,602,126

Security	Shares	Value

PAREXEL International Corp.[a,b]	132,434	$7,093,165

		16,695,291

MANAGED HEALTH CARE — 42.11%
Aetna Inc.	414,018	32,098,816
Centene Corp.[a]	120,761	8,705,661
Cigna Corp.	327,454	29,483,958
Health Net Inc.[a]	184,007	7,579,248
Humana Inc.	202,285	23,798,830
Magellan Health Inc.[a,b]	77,009	4,435,718
Molina Healthcare Inc.[a,b]	87,714	3,583,117
Triple-S Management Corp. Class Ba,b	99,042	1,711,446
UnitedHealth Group Inc.	832,355	67,462,373
Universal American Corp.	169,560	1,346,306
WellCare Health Plans Inc.[a]	84,529	5,272,919
WellPoint Inc.	319,987	35,137,773

		220,616,165

TOTAL COMMON STOCKS (Cost: $428,886,342)		523,318,711

SHORT-TERM INVESTMENTS — 4.91%

MONEY MARKET FUNDS — 4.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	23,557,237	23,557,237
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,469,361	1,469,361
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	679,370	679,370

		25,705,968

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,705,968)		25,705,968

TOTAL INVESTMENTS IN SECURITIES — 104.80% (Cost: $454,592,310)		549,024,679
Other Assets, Less Liabilities — (4.80)%		(25,131,706)

NET ASSETS — 100.00%		$523,892,973

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

104

Schedule of Investments  (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.94%

BUILDING PRODUCTS — 13.14%
Fortune Brands Home & Security Inc.	707,747	$26,745,759
Lennox International Inc.	271,043	23,125,389
Masco Corp.	1,352,279	28,127,403
Masonite International Corp.[a]	280,456	13,745,149
Owens Corning	606,058	20,636,275
Quanex Building Products Corp.	763,666	13,051,052
Simpson Manufacturing Co. Inc.	503,967	15,325,636
Trex Co. Inc.[a,b]	491,709	13,841,608
Universal Forest Products Inc.	313,531	13,726,387
USG Corp.[a,b]	702,986	18,593,980

		186,918,638

CONSTRUCTION MATERIALS — 1.80%
Eagle Materials Inc.	281,485	25,564,468

		25,564,468

FOREST PRODUCTS — 1.30%
Louisiana-Pacific Corp.[a]	1,360,672	18,423,499

		18,423,499

HOME FURNISHINGS — 4.63%
Ethan Allen Interiors Inc.[b]	547,646	12,552,047
Leggett & Platt Inc.[b]	759,465	24,910,452
Mohawk Industries Inc.[a]	226,912	28,311,810

		65,774,309

HOME IMPROVEMENT RETAIL — 9.78%
Home Depot Inc. (The)	876,828	70,891,544
Lowe’s Companies Inc.	1,137,368	54,423,059
Lumber Liquidators Holdings Inc.[a,b]	253,093	13,722,702

		139,037,305

HOMEBUILDING — 64.17%
Beazer Homes USA Inc.[a,b]	989,195	15,184,143
Cavco Industries Inc.[a,b]	240,123	17,142,381
D.R. Horton Inc.	6,283,716	130,072,921
Hovnanian Enterprises Inc. Class Aa,b	4,629,105	18,516,420
KB Home[b]	2,663,526	43,415,474
Lennar Corp. Class A	3,822,539	138,490,588
M.D.C. Holdings Inc.[b]	1,227,695	33,110,934
M/I Homes Inc.[a,b]	886,017	18,234,230
Meritage Homes Corp.[a,b]	1,095,875	41,972,013
NVR Inc.[a,b]	96,703	108,932,061
PulteGroup Inc.	7,519,183	132,713,580
Ryland Group Inc. (The)	1,347,979	43,270,126
Standard-Pacific Corp.[a,b]	4,659,210	35,130,443
Taylor Morrison Home Corp. Class Aa	1,009,522	17,949,301
Toll Brothers Inc.[a,b]	3,626,907	118,563,590

		912,698,205

Security	Shares	Value

SPECIALTY CHEMICALS — 2.76%
Sherwin-Williams Co. (The)	190,652	$39,318,162

		39,318,162

TRADING COMPANIES & DISTRIBUTORS — 2.36%
Beacon Roofing Supply Inc.[a,b]	532,495	14,718,162
Watsco Inc.	210,923	18,892,373

		33,610,535

TOTAL COMMON STOCKS (Cost: $1,605,355,256)		1,421,345,121

SHORT-TERM INVESTMENTS — 11.25%

MONEY MARKET FUNDS — 11.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	149,484,779	149,484,779
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	9,323,976	9,323,976
BlackRock Cash Funds:Treasury, SL Agency Shares
0.00%[c,d]	1,248,822	1,248,822

		160,057,577

TOTAL SHORT-TERM INVESTMENTS (Cost: $160,057,577)		160,057,577

TOTAL INVESTMENTS IN SECURITIES — 111.19% (Cost: $1,765,412,833)		1,581,402,698
Other Assets, Less Liabilities — (11.19)%		(159,121,786)

NET ASSETS — 100.00%		$1,422,280,912

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

105

Schedule of Investments  (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 19.79%
Alliant Techsystems Inc.	12,147	$1,578,260
B/E Aerospace Inc.[a]	37,768	3,215,568
Boeing Co. (The)	255,912	30,832,278
Curtiss-Wright Corp.	18,336	1,164,519
DigitalGlobe Inc.[a,b]	26,207	685,313
Esterline Technologies Corp.[a]	12,213	1,325,721
Exelis Inc.	72,311	1,217,717
General Dynamics Corp.	124,171	14,499,448
HEICO Corp.	21,542	1,059,005
Hexcel Corp.[a]	37,563	1,399,222
Honeywell International Inc.	298,712	27,430,723
Huntington Ingalls Industries Inc.	18,774	1,706,932
L-3 Communications Holdings Inc.	32,911	3,454,339
Lockheed Martin Corp.	101,687	16,978,678
Moog Inc. Class Aa	17,018	1,123,528
Northrop Grumman Corp.	81,717	10,073,255
Precision Castparts Corp.	55,203	12,630,446
Raytheon Co.	119,359	10,834,216
Rockwell Collins Inc.	51,772	3,793,334
Spirit AeroSystems Holdings Inc. Class Aa	41,728	1,359,081
Teledyne Technologies Inc.[a]	14,360	1,309,632
Textron Inc.	106,671	3,879,624
TransDigm Group Inc.	18,951	3,182,252
Triumph Group Inc.	20,018	1,268,140
United Technologies Corp.	321,699	33,826,650

		189,827,881
AIR FREIGHT & LOGISTICS — 5.24%
C.H. Robinson Worldwide Inc.	56,628	3,820,125
Expeditors International of Washington Inc.	75,187	3,246,575
FedEx Corp.	105,970	15,564,874
Forward Air Corp.	12,059	539,881
Hub Group Inc. Class Aa	13,246	611,700
United Parcel Service Inc. Class B	268,906	26,108,084
UTi Worldwide Inc.[a]	34,672	327,997

		50,219,236
BUILDING PRODUCTS — 1.32%
A.O. Smith Corp.	29,166	1,362,052
Allegion PLC	34,281	1,763,072
Fortune Brands Home & Security Inc.	63,401	2,395,924
Lennox International Inc.	17,264	1,472,964
Masco Corp.	136,165	2,832,232
Owens Corning	42,037	1,431,360
Simpson Manufacturing Co. Inc.	15,937	484,644
USG Corp.[a,b]	35,766	946,011

		12,688,259
CHEMICALS — 0.93%
Sherwin-Williams Co. (The)	32,302	6,661,642
Valspar Corp. (The)	29,563	2,218,703

		8,880,345

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 4.25%
ABM Industries Inc.	20,099	$494,636
ADT Corp. (The)[b]	66,330	2,308,284
Brady Corp. Class A	17,929	468,843
Brink’s Co. (The)	18,816	505,022
Cintas Corp.	38,550	2,413,230
Civeo Corp.[a]	40,522	1,029,259
Clean Harbors Inc.[a,b]	21,094	1,215,647
Covanta Holding Corp.	49,751	1,015,915
Deluxe Corp.	19,253	1,059,108
Iron Mountain Inc.	65,268	2,187,131
MSA Safety Inc.	12,291	636,428
R.R. Donnelley & Sons Co.	76,552	1,328,943
Republic Services Inc.	101,818	3,861,957
Stericycle Inc.[a,b]	32,300	3,800,095
Tetra Tech Inc.	24,839	603,091
Tyco International Ltd.	175,861	7,588,402
United Stationers Inc.	15,266	588,962
Waste Connections Inc.	47,372	2,242,591
Waste Management Inc.	164,933	7,403,842

		40,751,386
CONSTRUCTION & ENGINEERING — 1.91%
AECOM Technology Corp.[a]	37,843	1,284,770
Chicago Bridge & Iron Co. NV	41,293	2,449,501
EMCOR Group Inc.	25,764	1,054,521
Fluor Corp.	60,806	4,430,933
Foster Wheeler AG	38,117	1,256,336
Jacobs Engineering Group Inc.[a]	50,503	2,566,057
KBR Inc.	49,246	1,017,422
Quanta Services Inc.[a]	83,233	2,787,473
URS Corp.	26,291	1,505,686

		18,352,699
CONSTRUCTION MATERIALS — 0.81%
Eagle Materials Inc.	19,065	1,731,483
Martin Marietta Materials Inc.[b]	23,246	2,887,851
Vulcan Materials Co.	49,953	3,153,533

		7,772,867
CONTAINERS & PACKAGING — 2.67%
AptarGroup Inc.	24,963	1,525,239
Avery Dennison Corp.	36,305	1,713,959
Ball Corp.	53,267	3,263,136
Bemis Co. Inc.	38,612	1,506,254
Crown Holdings Inc.[a]	52,907	2,462,821
Greif Inc. Class A	11,604	582,289
MeadWestvaco Corp.	63,926	2,672,107
Owens-Illinois Inc.[a]	63,186	1,970,771
Packaging Corp. of America	37,524	2,482,588
Rock-Tenn Co. Class A	27,419	2,726,271
Sealed Air Corp.	74,201	2,383,336
Silgan Holdings Inc.	16,728	823,352
Sonoco Products Co.	39,046	1,528,261

		25,640,384

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2014

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.05%
PHH Corp.[a,b]	20,487	$478,371

		478,371
ELECTRICAL EQUIPMENT — 5.38%
Acuity Brands Inc.	16,529	1,773,066
AMETEK Inc.	93,729	4,563,665
Babcock & Wilcox Co. (The)	42,139	1,307,995
Eaton Corp. PLC	181,953	12,358,248
Emerson Electric Co.	267,796	17,045,215
EnerSys	18,042	1,144,404
Generac Holdings Inc.[a]	26,470	1,148,798
General Cable Corp.	686	15,250
Hubbell Inc. Class B	20,537	2,401,597
Regal Beloit Corp.	17,221	1,210,464
Rockwell Automation Inc.	52,767	5,891,963
Sensata Technologies Holding NVa,b	59,900	2,769,776

		51,630,441
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.00%
Amphenol Corp. Class A	59,998	5,770,008
Anixter International Inc.	10,311	886,437
Arrow Electronics Inc.[a]	38,120	2,209,054
Avnet Inc.	52,859	2,237,521
Belden Inc.	16,729	1,135,899
Benchmark Electronics Inc.[a]	20,412	492,950
Cognex Corp.[a]	31,575	1,293,943
FEI Co.	16,071	1,231,038
FLIR Systems Inc.	54,163	1,802,545
IPG Photonics Corp.[a,b]	13,276	894,139
Itron Inc.[a]	14,837	533,835
Jabil Circuit Inc.	70,726	1,411,691
Knowles Corp.[a]	32,273	938,499
Littelfuse Inc.	8,628	749,946
National Instruments Corp.	37,507	1,194,223
TE Connectivity Ltd.	156,026	9,656,449
Trimble Navigation Ltd.[a]	99,677	3,080,019
Universal Display Corp.[a,b]	15,673	480,534
Vishay Intertechnology Inc.	51,730	761,983
Zebra Technologies Corp. Class Aa	19,345	1,548,954

		38,309,667
INDUSTRIAL CONGLOMERATES — 16.05%
3M Co.	237,067	33,400,370
Carlisle Companies Inc.	24,466	1,957,769
Danaher Corp.	229,583	16,961,592
General Electric Co.	3,824,721	96,191,733
Roper Industries Inc.	38,043	5,480,855

		153,992,319
INTERNET SOFTWARE & SERVICES — 0.89%
CoStar Group Inc.[a]	12,067	1,734,390
LinkedIn Corp. Class Aa	37,604	6,792,787

		8,527,177

Security	Shares	Value

IT SERVICES — 8.44%
Accenture PLC Class A	241,574	$19,151,987
Alliance Data Systems Corp.[a,b]	20,674	5,422,583
Automatic Data Processing Inc.	183,807	14,945,347
Blackhawk Network Holdings Inc. Class Ba	14,584	406,748
Broadridge Financial Solutions Inc.	46,079	1,860,209
Convergys Corp.	38,747	751,304
CoreLogic Inc.[a]	35,183	956,978
Euronet Worldwide Inc.[a]	18,433	922,387
Fidelity National Information Services Inc.	109,928	6,199,939
Fiserv Inc.[a]	95,192	5,870,491
FleetCor Technologies Inc.[a]	28,200	3,744,678
Genpact Ltd.[a]	60,268	1,060,717
Global Payments Inc.	27,512	1,905,756
Jack Henry & Associates Inc.	32,230	1,880,621
MAXIMUS Inc.	26,059	1,077,800
NeuStar Inc. Class Aa,b	20,958	583,890
Paychex Inc.	123,700	5,072,937
Total System Services Inc.	63,420	2,029,440
WEX Inc.[a]	14,792	1,596,353
Xerox Corp.	417,305	5,533,464

		80,973,629
LIFE SCIENCES TOOLS & SERVICES — 1.25%
Agilent Technologies Inc.	127,265	7,138,294
Mettler-Toledo International Inc.[a]	11,159	2,869,425
PerkinElmer Inc.	43,297	2,001,187

		12,008,906
MACHINERY — 14.50%
Actuant Corp. Class A	27,309	881,534
AGCO Corp.	33,236	1,618,926
Caterpillar Inc.	238,105	23,989,079
CLARCOR Inc.	19,237	1,140,946
Colfax Corp.[a]	36,368	2,290,093
Crane Co.	18,941	1,299,542
Cummins Inc.	65,244	9,094,361
Deere & Co.	138,741	11,808,246
Donaldson Co. Inc.	50,274	1,950,128
Dover Corp.	63,615	5,455,622
Flowserve Corp.	52,441	3,882,732
Graco Inc.	23,080	1,711,382
Harsco Corp.	31,054	784,735
Hillenbrand Inc.	23,819	715,761
IDEX Corp.	30,877	2,341,094
Illinois Tool Works Inc.	144,775	11,925,117
Ingersoll-Rand PLC	95,814	5,632,905
ITT Corp.	34,933	1,605,870
Joy Global Inc.[b]	38,153	2,260,947
Kennametal Inc.	29,988	1,267,893
Lincoln Electric Holdings Inc.	30,754	2,043,296
Manitowoc Co. Inc. (The)	51,733	1,374,028
Mueller Industries Inc.	21,584	600,683
Navistar International Corp.[a,b]	26,153	919,801
Nordson Corp.	22,904	1,721,694
Oshkosh Corp.	32,454	1,500,024
PACCAR Inc.	135,413	8,432,167
Pall Corp.	41,902	3,246,148
Parker Hannifin Corp.	56,871	6,537,321
Pentair PLC	74,384	4,765,783

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2014

Security	Shares	Value

SPX Corp.	16,684	$1,653,885
Terex Corp.	42,259	1,458,358
Timken Co. (The)	29,356	1,300,471
Toro Co. (The)	21,345	1,266,399
Trinity Industries Inc.	59,180	2,582,615
Valmont Industries Inc.	10,262	1,494,455
Wabtec Corp.	36,832	2,971,606
Woodward Inc.	22,474	1,122,801
Xylem Inc.	70,068	2,472,700

		139,121,148
MARINE — 0.31%
Kirby Corp.[a]	21,748	2,532,772
Matson Inc.	16,740	451,143

		2,983,915
MULTI-UTILITIES — 0.24%
MDU Resources Group Inc.	73,207	2,306,753

		2,306,753
PAPER & FOREST PRODUCTS — 0.09%
Louisiana-Pacific Corp.[a]	53,896	729,752
Veritiv Corp.[a,b]	3,334	133,093

		862,845
PROFESSIONAL SERVICES — 1.75%
Acacia Research Corp.	18,894	322,332
Advisory Board Co. (The)[a]	13,958	699,854
Corporate Executive Board Co. (The)	13,040	809,393
Equifax Inc.	46,637	3,548,609
FTI Consulting Inc.[a,b]	15,736	581,602
Manpowergroup Inc.	30,313	2,361,080
Robert Half International Inc.	52,525	2,555,341
Towers Watson & Co. Class A	24,438	2,493,165
Verisk Analytics Inc. Class Aa	56,623	3,399,645

		16,771,021
ROAD & RAIL — 7.55%
Con-way Inc.	21,909	1,081,209
CSX Corp.	383,271	11,467,468
Genesee & Wyoming Inc. Class Aa	19,480	1,942,740
J.B. Hunt Transport Services Inc.	34,973	2,702,014
Kansas City Southern Industries Inc.	42,171	4,599,169
Landstar System Inc.	17,211	1,138,164
Norfolk Southern Corp.	118,092	12,005,233
Old Dominion Freight Line Inc.[a]	26,773	1,699,550
Ryder System Inc.	20,383	1,755,588
Union Pacific Corp.	345,572	33,973,183

		72,364,318
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.06%
Veeco Instruments Inc.[a,b]	15,278	530,299

		530,299
TRADING COMPANIES & DISTRIBUTORS — 2.42%
Air Lease Corp.	34,005	1,171,472

Security	Shares	Value

Applied Industrial Technologies Inc.	16,008	$775,748
Fastenal Co.[b]	104,321	4,626,636
GATX Corp.	17,533	1,087,046
MRC Global Inc.[a]	38,805	1,041,138
MSC Industrial Direct Co. Inc. Class A	18,137	1,546,905
NOW Inc.[a,b]	41,147	1,324,522
United Rentals Inc.[a]	37,125	3,931,538
W.W. Grainger Inc.	23,250	5,467,237
Watsco Inc.	10,496	940,127
WESCO International Inc.[a]	16,935	1,329,228

		23,241,597

TOTAL COMMON STOCKS
(Cost: $1,044,409,004)		958,235,463

SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	14,046,967	14,046,967
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	876,166	876,166
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	528,950	528,950

		15,452,083

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,452,083)		15,452,083

TOTAL INVESTMENTS IN SECURITIES — 101.51%
(Cost: $1,059,861,087)		973,687,546
Other Assets, Less Liabilities — (1.51)%		(14,451,702)

NET ASSETS — 100.00%		$959,235,844

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

108

Schedule of Investments  (Unaudited)

iSHARES® U.S. INSURANCE ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

INSURANCE BROKERS — 2.04%
Arthur J. Gallagher & Co.	36,995	$1,664,774
Brown & Brown Inc.	27,964	860,732
eHealth Inc.[a]	4,488	92,902

		2,618,408
LIFE & HEALTH INSURANCE — 34.58%
Aflac Inc.	106,950	6,389,193
American Equity Investment Life Holding Co.	17,534	388,203
CNO Financial Group Inc.	51,252	829,257
Lincoln National Corp.	62,112	3,254,048
MetLife Inc.	265,074	13,942,892
National Western Life Insurance Co. Class A	531	127,971
Primerica Inc.	12,837	591,529
Principal Financial Group Inc.	64,440	3,201,379
Protective Life Corp.	18,563	1,287,901
Prudential Financial Inc.	108,801	9,462,423
StanCorp Financial Group Inc.	10,279	620,235
Symetra Financial Corp.	22,420	511,176
Torchmark Corp.	31,019	1,635,942
Unum Group	60,620	2,081,085

		44,323,234
MULTI-LINE INSURANCE — 23.44%
American Financial Group Inc.	16,853	943,600
American International Group Inc.	340,685	17,708,806
American National Insurance Co.	1,078	117,502
Assurant Inc.	16,865	1,068,566
Genworth Financial Inc. Class Aa	116,873	1,531,036
Hartford Financial Services Group Inc. (The)	105,902	3,617,612
HCC Insurance Holdings Inc.	23,515	1,097,680
Horace Mann Educators Corp.	9,607	275,241
Kemper Corp.	12,011	415,701
Loews Corp.	71,906	3,029,400
National General Holdings Corp.	14,009	243,897

		30,049,041
OTHER DIVERSIFIED FINANCIAL SERVICES — 0.92%
Voya Financial Inc.	31,763	1,178,407

		1,178,407
PROPERTY & CASUALTY INSURANCE — 37.65%
ACE Ltd.	79,529	7,960,853
Allied World Assurance Co. Holdings Ltd.	23,183	834,820
Allstate Corp. (The)	102,205	5,973,882
Ambac Financial Group Inc.[a,b]	10,976	248,716
Amerisafe Inc.	4,404	161,186
AmTrust Financial Services Inc.	7,296	311,101
Arch Capital Group Ltd.[a]	27,791	1,485,429
Argo Group International Holdings Ltd.	6,174	307,527
Assured Guaranty Ltd.	42,276	943,600
Axis Capital Holdings Ltd.	23,589	1,017,865
Chubb Corp. (The)	57,577	4,992,502

Security	Shares	Value

Cincinnati Financial Corp.	34,658	$1,594,961
CNA Financial Corp.	6,367	237,935
Employers Holdings Inc.	7,402	157,663
Erie Indemnity Co. Class A	5,839	427,532
First American Financial Corp.	25,115	681,621
Hanover Insurance Group Inc. (The)	10,392	600,762
Hilltop Holdings Inc.[a]	16,167	331,423
Infinity Property and Casualty Corp.	2,715	175,823
Markel Corp.[a,b]	3,289	2,079,010
MBIA Inc.[a]	34,075	326,439
Mercury General Corp.	8,850	435,597
National Interstate Corp.	4,101	111,096
Navigators Group Inc. (The)[a]	2,522	153,338
Old Republic International Corp.	57,016	820,460
OneBeacon Insurance Group Ltd. Class A	5,177	76,620
ProAssurance Corp.	14,006	611,082
Progressive Corp. (The)	128,264	3,006,508
RLI Corp.	8,113	346,750
Safety Insurance Group Inc.	3,028	151,430
Selective Insurance Group Inc.	13,261	295,588
Travelers Companies Inc. (The)	81,830	7,328,695
United Fire Group Inc.	5,093	143,928
W.R. Berkley Corp.	24,340	1,085,807
White Mountains Insurance Group Ltd.[b]	1,307	790,617
XL Group PLC	63,937	2,061,329

		48,269,495
REINSURANCE — 1.25%
Alleghany Corp.[a]	3,878	1,604,910

		1,604,910

TOTAL COMMON STOCKS
(Cost: $108,987,100)		128,043,495

SHORT-TERM INVESTMENTS — 0.99%

MONEY MARKET FUNDS — 0.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,075,365	1,075,365
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	67,075	67,075

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

July 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	120,982	$120,982

		1,263,422

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,263,422)		1,263,422

TOTAL INVESTMENTS IN SECURITIES — 100.87%
(Cost: $110,250,522)		129,306,917
Other Assets, Less Liabilities — (0.87)%		(1,115,797)

NET ASSETS — 100.00%		$128,191,120

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

110

Schedule of Investments  (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.77%

HEALTH CARE EQUIPMENT — 87.05%
Abbott Laboratories	1,599,719	$67,380,163
ABIOMED Inc.[a,b]	116,058	2,971,085
Accuray Inc.[a,b]	236,318	1,859,823
Analogic Corp.	38,953	2,801,110
Baxter International Inc.	643,439	48,058,459
Becton, Dickinson and Co.	264,127	30,702,123
Boston Scientific Corp.[a]	1,955,447	24,990,613
C.R. Bard Inc.	127,762	19,065,923
Cantel Medical Corp.	99,313	3,329,965
Cardiovascular Systems Inc.[a,b]	92,408	2,495,016
CareFusion Corp.[a]	362,543	15,875,758
Covidien PLC	562,462	48,658,588
Cynosure Inc. Class Aa	75,393	1,714,437
DexCom Inc.[a,b]	169,197	6,375,343
Edwards Lifesciences Corp.[a]	185,679	16,757,530
Globus Medical Inc. Class Aa,b	158,905	3,543,582
HeartWare International Inc.[a,b]	43,329	3,648,735
Hill-Rom Holdings Inc.	143,045	5,635,973
Hologic Inc.[a,b]	517,606	13,493,988
IDEXX Laboratories Inc.[a]	96,402	12,000,121
Insulet Corp.[a,b]	141,731	5,008,774
Integra LifeSciences Holdings Corp.[a,b]	71,093	3,371,230
Intuitive Surgical Inc.[a]	59,000	26,995,450
Invacare Corp.	108,400	1,622,748
Masimo Corp.[a]	150,778	3,630,734
Medtronic Inc.	1,059,339	65,403,590
Natus Medical Inc.[a]	97,172	2,795,638
NuVasive Inc.[a]	128,930	4,819,403
NxStage Medical Inc.[a]	186,641	2,491,657
ResMed Inc.[b]	257,306	13,313,012
Sirona Dental Systems Inc.[a,b]	117,175	9,397,435
St. Jude Medical Inc.	410,792	26,779,530
Steris Corp.	135,861	6,912,608
Stryker Corp.	395,323	31,534,916
Symmetry Medical Inc.[a]	154,691	1,362,828
Teleflex Inc.	86,895	9,362,067
Thoratec Corp.[a,b]	148,469	4,825,243
Tornier NVa	115,717	2,398,813
Varian Medical Systems Inc.[a]	184,360	15,145,174
Volcano Corp.[a,b]	160,848	2,655,600
Wright Medical Group Inc.[a]	138,562	4,270,481
Zimmer Holdings Inc.	245,396	24,556,778

		600,012,044
HEALTH CARE TECHNOLOGY — 0.46%
Omnicell Inc.[a]	113,986	3,123,216

		3,123,216
LIFE SCIENCES TOOLS & SERVICES — 12.26%
Bio-Rad Laboratories Inc. Class Aa	49,417	5,682,461
Bruker Corp.[a]	268,432	6,101,459
Fluidigm Corp.[a]	91,949	2,632,500
Thermo Fisher Scientific Inc.	450,549	54,741,704

Security	Shares	Value

Waters Corp.[a]	148,332	$15,343,462

		84,501,586

TOTAL COMMON STOCKS
(Cost: $617,488,194)		687,636,846

SHORT-TERM INVESTMENTS — 4.93%

MONEY MARKET FUNDS — 4.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	30,770,715	30,770,715
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,919,295	1,919,295
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,288,566	1,288,566

		33,978,576

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,978,576)		33,978,576

TOTAL INVESTMENTS IN SECURITIES — 104.70%
(Cost: $651,466,770)		721,615,422
Other Assets, Less Liabilities — (4.70)%		(32,363,154)

NET ASSETS — 100.00%		$689,252,268

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

111

Schedule of Investments  (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

OIL & GAS EXPLORATION & PRODUCTION — 79.99%
Anadarko Petroleum Corp.	387,961	$41,453,633
Antero Resources Corp.[a,b]	28,226	1,630,334
Apache Corp.	296,329	30,421,135
Approach Resources Inc.[a,b]	27,819	585,312
Athlon Energy Inc.[a]	39,115	1,864,221
Bill Barrett Corp.[a]	38,252	918,430
Bonanza Creek Energy Inc.[a,b]	22,258	1,247,783
Cabot Oil & Gas Corp.	320,803	10,570,459
Carrizo Oil & Gas Inc.[a,b]	31,869	1,957,075
Chesapeake Energy Corp.	389,444	10,269,638
Cimarex Energy Co.	66,905	9,301,133
Clayton Williams Energy Inc.[a]	4,685	498,531
Cobalt International Energy Inc.[a]	229,046	3,669,317
Comstock Resources Inc.	34,651	819,843
Concho Resources Inc.[a]	85,872	12,090,778
ConocoPhillips	942,894	77,788,755
Contango Oil & Gas Co.[a]	12,188	490,323
Continental Resources Inc.[a]	32,990	4,842,272
Denbury Resources Inc.	271,082	4,594,840
Devon Energy Corp.	294,623	22,244,036
Energen Corp.	56,098	4,579,280
Energy XXI (Bermuda) Ltd.	72,219	1,441,491
EOG Resources Inc.	419,779	45,940,614
EP Energy Corp. Class Aa,b	26,394	527,880
EQT Corp.	116,711	10,949,826
EXCO Resources Inc.[b]	132,244	609,645
Goodrich Petroleum Corp.[a,b]	27,306	525,914
Gulfport Energy Corp.[a]	65,889	3,519,131
Halcon Resources Corp.[a,b]	198,991	1,183,996
Kodiak Oil & Gas Corp.[a,b]	205,880	3,199,375
Kosmos Energy Ltd.[a,b]	77,719	748,434
Laredo Petroleum Inc.[a,b]	45,421	1,232,726
Magnum Hunter Resources Corp.[a]	144,496	929,109
Marathon Oil Corp.	519,541	20,132,214
Matador Resources Co.[a,b]	52,301	1,414,219
Murphy Oil Corp.	129,807	8,064,909
Newfield Exploration Co.[a]	105,129	4,236,699
Noble Energy Inc.	276,070	18,355,894
Northern Oil and Gas Inc.[a,b]	43,925	706,753
Oasis Petroleum Inc.[a,b]	73,993	3,954,926
PDC Energy Inc.[a]	27,610	1,498,119
Penn Virginia Corp.[a,b]	41,641	542,166
Pioneer Natural Resources Co.	109,911	24,340,890
QEP Resources Inc.	138,829	4,588,298
Range Resources Corp.	129,735	9,806,669
Resolute Energy Corp.[a,b]	50,362	384,766
Rex Energy Corp.[a,b]	33,309	459,331
Rosetta Resources Inc.[a,b]	47,384	2,419,901
RSP Permian Inc.[a,b]	15,983	472,298
Sanchez Energy Corp.[a,b]	39,843	1,263,820
SandRidge Energy Inc.[a,b]	278,208	1,658,120
SM Energy Co.	51,722	4,062,246
Southwestern Energy Co.[a]	271,542	11,019,174
Stone Energy Corp.[a]	42,694	1,624,507
Swift Energy Co.[a,b]	34,700	383,435
Synergy Resources Corp.[a,b]	49,590	521,687

Security	Shares	Value

Triangle Petroleum Corp.[a,b]	50,655	$547,074
Ultra Petroleum Corp.[a,b]	118,207	2,709,304
W&T Offshore Inc.	27,549	369,432
Whiting Petroleum Corp.[a]	91,583	8,104,180
WPX Energy Inc.[a]	156,004	3,209,002

		449,495,302
OIL & GAS REFINING & MARKETING — 17.23%
Clean Energy Fuels Corp.[a,b]	52,843	526,316
CVR Energy Inc.	12,064	567,973
Delek US Holdings Inc.	41,040	1,199,189
HollyFrontier Corp.	152,844	7,185,197
Marathon Petroleum Corp.	221,836	18,518,869
PBF Energy Inc.	67,881	1,839,575
Phillips 66	434,691	35,257,787
Tesoro Corp.	99,519	6,124,399
Valero Energy Corp.	410,074	20,831,759
Western Refining Inc.	58,283	2,387,272
World Fuel Services Corp.	55,429	2,380,676

		96,819,012
OIL & GAS STORAGE & TRANSPORTATION — 2.62%
Cheniere Energy Inc.[a]	168,247	11,905,158
Targa Resources Corp.	22,059	2,812,522

		14,717,680

TOTAL COMMON STOCKS
(Cost: $519,013,954)		561,031,994

WARRANTS — 0.00%

OIL & GAS EXPLORATION & PRODUCTION — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	12,939	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 3.50%

MONEY MARKET FUNDS — 3.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	18,268,664	18,268,664
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,139,491	1,139,491

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

July 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	264,130	$264,130

		19,672,285

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,672,285)		19,672,285

TOTAL INVESTMENTS IN SECURITIES — 103.34%
(Cost: $538,686,239)		580,704,279
Other Assets, Less Liabilities — (3.34)%		(18,742,466)

NET ASSETS — 100.00%		$561,961,813

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

113

Schedule of Investments  (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

INDUSTRIAL MACHINERY — 0.81%
Chart Industries Inc.[a,b]	65,196	$4,958,156

		4,958,156
OIL & GAS DRILLING — 20.00%
Atwood Oceanics Inc.[a]	118,501	5,705,823
Diamond Offshore Drilling Inc.	137,929	6,453,698
Ensco PLC Class A	360,208	18,244,535
Helmerich & Payne Inc.	167,042	17,749,883
Hercules Offshore Inc.[a,b]	431,294	1,522,468
Nabors Industries Ltd.	449,915	12,219,692
Nobel Corp. PLC	425,132	13,336,391
Parker Drilling Co.[a]	317,250	1,960,605
Patterson-UTI Energy Inc.	268,141	9,210,643
Pioneer Energy Services Corp.[a]	159,124	2,340,714
Rowan Companies PLC Class A	240,000	7,324,800
Transocean Ltd.[b]	507,053	20,454,518
Unit Corp.[a]	90,454	5,730,261

		122,254,031
OIL & GAS EQUIPMENT & SERVICES — 77.87%
Baker Hughes Inc.	557,587	38,345,258
Basic Energy Services Inc.[a]	90,403	2,168,768
Bristow Group Inc.	73,826	5,268,962
C&J Energy Services Inc.[a,b]	108,498	3,250,600
Cameron International Corp.[a,b]	309,244	21,928,492
CARBO Ceramics Inc.[b]	41,125	5,121,707
Core Laboratories NV	76,916	11,262,810
Dresser-Rand Group Inc.[a]	142,169	8,460,477
Dril-Quip Inc.[a,b]	77,791	7,838,999
ERA Group Inc.[a]	54,220	1,453,096
Exterran Holdings Inc.	124,878	5,276,095
FMC Technologies Inc.[a,b]	353,088	21,467,750
Forum Energy Technologies Inc.[a]	139,650	4,648,948
Frank’s International NV	82,507	1,910,037
Geospace Technologies Corp.[a,b]	35,567	1,431,216
GulfMark Offshore Inc. Class A	60,688	2,322,530
Halliburton Co.	957,348	66,047,439
Helix Energy Solutions Group Inc.[a]	207,999	5,289,415
Hornbeck Offshore Services Inc.[a,b]	77,123	3,370,275
ION Geophysical Corp.[a,b]	368,099	1,380,371
Key Energy Services Inc.[a,b]	326,938	2,007,399
Matrix Service Co.[a]	67,721	1,818,309
McDermott International Inc.[a,b]	534,211	3,899,740
National Oilwell Varco Inc.	542,414	43,957,231
Newpark Resources Inc.[a]	215,468	2,635,174
Oceaneering International Inc.	180,613	12,265,429
Oil States International Inc.[a]	105,868	6,488,650
PHI Inc.[a]	37,179	1,466,712
RPC Inc.	140,864	3,169,440
Schlumberger Ltd.	1,233,544	133,703,834
SEACOR Holdings Inc.[a]	44,441	3,375,738
Superior Energy Services Inc.	283,304	9,519,014
Tesco Corp.	87,969	1,717,155
TETRA Technologies Inc.[a,b]	203,464	2,240,139

Security	Shares	Value

Tidewater Inc.	103,157	$4,876,231
Weatherford International Ltd.[a]	1,105,507	24,730,192

		476,113,632
OIL & GAS EXPLORATION & PRODUCTION — 1.16%
Diamondback Energy Inc.[a,b]	86,628	7,123,420

		7,123,420

TOTAL COMMON STOCKS
(Cost: $543,741,315)		610,449,239

SHORT-TERM INVESTMENTS — 5.37%

MONEY MARKET FUNDS — 5.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	29,944,669	29,944,669
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,867,771	1,867,771
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,029,877	1,029,877

		32,842,317

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,842,317)		32,842,317

TOTAL INVESTMENTS IN SECURITIES — 105.21%
(Cost: $576,583,632)		643,291,556
Other Assets, Less Liabilities — (5.21)%		(31,884,356)

NET ASSETS — 100.00%		$611,407,200

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

114

Schedule of Investments  (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

BIOTECHNOLOGY — 8.31%
Aegerion Pharmaceuticals Inc.[a,b]	181,629	$6,104,551
AMAG Pharmaceuticals Inc.[a,b]	278,089	5,308,719
ARIAD Pharmaceuticals Inc.[a,b]	1,157,788	6,668,859
Infinity Pharmaceuticals Inc.[a]	484,220	4,401,560
Ironwood Pharmaceuticals Inc. Class Aa	637,750	9,438,700
Kythera Biopharmaceuticals Inc.[a,b]	154,545	5,189,621
Merrimack Pharmaceuticals Inc.[a,b]	805,528	4,760,670
NewLink Genetics Corp.[a,b]	217,056	4,597,246
Spectrum Pharmaceuticals Inc.[a,b]	626,199	4,408,441
TESARO Inc.[a,b]	206,097	5,927,350

		56,805,717
PHARMACEUTICALS — 91.55%
Actavis PLC[a]	229,318	49,133,675
Akorn Inc.[a,b]	344,997	11,705,748
Allergan Inc.	219,015	36,325,828
Auxilium Pharmaceuticals Inc.[a,b]	355,163	7,110,363
AVANIR Pharmaceuticals Inc. Class Aa,b	1,318,036	6,866,968
Bristol-Myers Squibb Co.	923,357	46,740,331
Depomed Inc.[a,b]	494,728	4,922,544
Eli Lilly and Co.	649,022	39,629,283
Endo International PLC[a]	269,762	18,095,635
Hospira Inc.[a,b]	339,474	18,830,623
Impax Laboratories Inc.[a,b]	333,639	7,803,816
Jazz Pharmaceuticals PLC[a,b]	117,631	16,436,580
Johnson & Johnson	721,921	72,257,073
Mallinckrodt PLC[a,b]	176,488	12,287,095
Medicines Co. (The)[a,b]	330,831	7,731,520
Merck & Co. Inc.	1,020,195	57,885,864
Mylan Inc.[a]	485,161	23,952,399
Pacira Pharmaceuticals Inc.[a,b]	136,640	12,570,880
Perrigo Co. PLC	171,937	25,867,922
Pfizer Inc.	2,113,743	60,664,424
Prestige Brands Holdings Inc.[a]	267,423	8,236,628
Questcor Pharmaceuticals Inc.[b]	156,086	14,043,057
Salix Pharmaceuticals Ltd.[a,b]	144,080	19,005,593
TherapeuticsMD Inc.[a,b]	1,088,213	5,049,308
Theravance Biopharma Inc.[a,b]	213,926	5,996,346
Theravance Inc.[a,b]	372,613	8,085,702
VIVUS Inc.[a,b]	1,086,310	5,236,014
Zoetis Inc.	707,577	23,286,359
		625,757,578

TOTAL COMMON STOCKS
(Cost: $575,616,987)		682,563,295

SHORT-TERM INVESTMENTS — 16.74%

MONEY MARKET FUNDS — 16.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	107,496,664	107,496,664

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	6,705,006	$6,705,006
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	263,775	263,775

		114,465,445

TOTAL SHORT-TERM INVESTMENTS
(Cost: $114,465,445)		114,465,445

TOTAL INVESTMENTS IN SECURITIES — 116.60%
(Cost: $690,082,432)		797,028,740
Other Assets, Less Liabilities — (16.60)%		(113,490,455)

NET ASSETS — 100.00%		$683,538,285

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

115

Schedule of Investments  (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.00%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.49%
Alexander & Baldwin Inc.	328,382	$12,534,341
St. Joe Co. (The)[a,b]	563,575	12,872,053

		25,406,394
DIVERSIFIED REITS — 7.72%
American Realty Capital Properties Inc.	6,749,845	88,490,468
Duke Realty Corp.	2,490,174	44,798,230
Lexington Realty Trust[b]	1,579,049	17,274,796
Liberty Property Trust[b]	1,113,429	39,159,298
Spirit Realty Capital Inc.	2,888,095	33,415,259
Vornado Realty Trust	1,289,535	136,716,501
Washington Real Estate Investment Trust[b]	519,335	14,084,365
WP Carey Inc.	437,521	28,758,256

		402,697,173
HEALTH CARE REITS — 10.14%
HCP Inc.	3,413,895	141,779,059
Health Care REIT Inc.	2,289,054	145,652,506
Healthcare Realty Trust Inc.	738,878	18,250,287
Medical Properties Trust Inc.[b]	1,322,231	17,797,229
Omega Healthcare Investors Inc.[b]	934,501	34,146,667
Senior Housing Properties Trust	1,507,504	34,461,541
Ventas Inc.[b]	2,148,536	136,432,036

		528,519,325
HOTEL & RESORT REITS — 5.10%
DiamondRock Hospitality Co.	1,483,057	18,182,279
Hospitality Properties Trust	1,108,106	31,658,588
Host Hotels & Resorts Inc.	5,628,057	122,353,959
LaSalle Hotel Properties[b]	770,371	26,801,207
RLJ Lodging Trust	965,318	27,067,517
Ryman Hospitality Properties Inc.[b]	383,323	18,303,673
Sunstone Hotel Investors Inc.	1,531,973	21,738,697

		266,105,920
INDUSTRIAL REITS — 3.60%
DCT Industrial Trust Inc.[b]	2,603,099	20,382,265
EastGroup Properties Inc.[b]	238,432	14,868,620
Prologis Inc.	3,731,978	152,302,022

		187,552,907
MORTGAGE REITS — 5.98%
American Capital Agency Corp.	2,640,707	61,053,146
Annaly Capital Management Inc.[b]	7,204,846	79,973,791
ARMOUR Residential REIT Inc.	2,940,932	12,381,324
Chimera Investment Corp.	7,608,449	24,118,783
CYS Investments Inc.	26,464	235,000
Hatteras Financial Corp.	811,465	15,539,555
Invesco Mortgage Capital Inc.	966,091	16,404,225
MFA Financial Inc.[b]	2,715,137	22,101,215
Redwood Trust Inc.[b]	643,926	12,221,715

Security	Shares	Value

Starwood Property Trust Inc.	1,664,443	$39,280,855
Two Harbors Investment Corp.	2,778,331	28,422,326

		311,731,935
OFFICE REITS — 10.87%
Alexandria Real Estate Equities Inc.	537,481	42,246,007
BioMed Realty Trust Inc.[b]	1,479,394	31,806,971
Boston Properties Inc.	1,136,488	135,753,492
Brandywine Realty Trust[b]	1,243,507	19,336,534
Columbia Property Trust Inc.	948,409	24,193,914
Corporate Office Properties Trust[b]	680,066	19,293,472
Digital Realty Trust Inc.[b]	1,026,715	66,110,179
Douglas Emmett Inc.[b]	967,919	27,576,012
DuPont Fabros Technology Inc.[b]	500,397	13,715,882
Equity Commonwealth	927,918	24,923,877
Franklin Street Properties Corp.[b]	718,881	8,727,215
Highwoods Properties Inc.[b]	681,389	28,666,035
Kilroy Realty Corp.[b]	621,161	38,412,596
Mack-Cali Realty Corp.[b]	4,961	104,677
Piedmont Office Realty Trust Inc. Class Ab	1,193,955	23,222,425
SL Green Realty Corp.[b]	582,785	62,824,223

		566,913,511
REAL ESTATE DEVELOPMENT — 0.65%
Howard Hughes Corp. (The)[a]	233,737	33,990,035

		33,990,035
REAL ESTATE OPERATING COMPANIES — 0.45%
Forest City Enterprises Inc. Class Aa	1,222,463	23,434,616

		23,434,616
REAL ESTATE SERVICES — 2.79%
CBRE Group Inc. Class Aa,b	2,074,684	63,983,254
Jones Lang LaSalle Inc.	329,747	40,789,704
Realogy Holdings Corp.[a,b]	1,109,742	40,794,116

		145,567,074
RESIDENTIAL REITS — 13.05%
American Campus Communities Inc.	814,761	31,710,498
Apartment Investment and Management Co. Class A	1,102,698	37,690,218
AvalonBay Communities Inc.	908,863	134,584,433
Camden Property Trust	643,160	46,539,058
Equity Lifestyle Properties, Inc.	592,857	26,257,637
Equity Residential[b]	2,483,074	160,530,734
Essex Property Trust Inc.[b]	467,763	88,673,832
Home Properties Inc.[b]	440,676	28,992,074
Mid-America Apartment Communities Inc.[b]	573,275	40,083,388
Post Properties Inc.[b]	411,166	22,285,197
Starwood Waypoint Residential Trust[a]	318,353	8,369,500
UDR Inc.	1,872,294	54,446,309

		680,162,878
RETAIL REITS — 19.29%
CBL & Associates Properties Inc.[b]	1,318,616	24,658,119
DDR Corp.[b]	2,245,632	39,388,385
Federal Realty Investment Trust[b]	497,485	60,742,919
General Growth Properties Inc.	3,857,161	90,141,853

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

July 31, 2014

Security	Shares	Value

Kimco Realty Corp.[b]	3,042,215	$68,084,772
Macerich Co. (The)[b]	1,041,440	67,704,014
National Retail Properties Inc.[b]	924,665	32,890,334
Realty Income Corp.[b]	1,656,102	71,295,191
Regency Centers Corp.[b]	691,988	37,616,468
Retail Properties of America Inc. Class A	1,391,727	20,945,491
Simon Property Group Inc.	2,298,130	386,522,485
Tanger Factory Outlet Centers Inc.[b]	730,379	25,307,632
Taubman Centers Inc.	467,594	34,396,215
Washington Prime Group Inc.[a]	948,496	17,917,089
Weingarten Realty Investors[b]	845,139	27,813,525

		1,005,424,492
SPECIALIZED REITS — 19.87%
American Tower Corp.	2,931,117	276,668,134
Corrections Corp. of America	861,271	27,750,152
Crown Castle International Corp.	2,471,722	183,352,338
CubeSmart[b]	1,023,177	18,632,053
EPR Properties[b]	395,777	21,332,380
Extra Space Storage Inc.	814,776	42,148,362
Gaming and Leisure Properties Inc.	679,337	22,873,277
GEO Group Inc. (The)	547,405	18,836,206
Plum Creek Timber Co. Inc.[b]	1,327,665	54,925,501
Potlatch Corp.	301,077	12,434,480
Public Storage[b]	1,071,354	183,855,060
Rayonier Inc.	935,981	31,879,513
Sovran Self Storage Inc.	244,064	18,724,590
Weyerhaeuser Co.	3,912,288	122,532,860

		1,035,944,906

TOTAL COMMON STOCKS (Cost: $5,389,062,095)		5,213,451,166

SHORT-TERM INVESTMENTS — 7.52%

MONEY MARKET FUNDS — 7.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	348,661,086	348,661,086
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	21,747,416	21,747,416

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	21,548,207	$21,548,207

		391,956,709

TOTAL SHORT-TERM INVESTMENTS (Cost: $391,956,709)		391,956,709

TOTAL INVESTMENTS IN SECURITIES — 107.52% (Cost: $5,781,018,804)		5,605,407,875
Other Assets, Less Liabilities — (7.52)%		(392,147,477)

NET ASSETS — 100.00%		$5,213,260,398

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

117

Schedule of Investments  (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

DIVERSIFIED BANKS — 22.75%
Comerica Inc.	242,901	$12,208,204
U.S. Bancorp	2,426,946	102,004,540

		114,212,744
REGIONAL BANKS — 71.81%
Associated Banc-Corp.	213,316	3,822,623
BancorpSouth Inc.	112,811	2,354,366
Bank of Hawaii Corp.	59,454	3,399,580
BB&T Corp.	960,647	35,563,152
BOK Financial Corp.	27,692	1,834,318
Cathay General Bancorp	98,846	2,529,469
City National Corp.	63,943	4,811,711
Commerce Bancshares Inc.	108,187	4,874,906
Cullen/Frost Bankers Inc.	70,850	5,524,174
East West Bancorp Inc.	191,709	6,529,608
F.N.B. Corp.	222,329	2,734,647
Fifth Third Bancorp	1,137,154	23,288,914
First Financial Bankshares Inc.	81,215	2,386,097
First Horizon National Corp.	316,551	3,728,971
First Niagara Financial Group Inc.	473,463	4,071,782
First Republic Bank	165,758	7,744,214
FirstMerit Corp.	221,164	3,892,486
Fulton Financial Corp.	252,952	2,868,476
Glacier Bancorp Inc.	99,410	2,632,377
Hancock Holding Co.	110,080	3,570,995
Huntington Bancshares Inc.	1,106,717	10,867,961
IBERIABANK Corp.	43,115	2,828,775
International Bancshares Corp.	76,228	1,932,380
KeyCorp	1,180,983	15,990,510
M&T Bank Corp.[a]	175,800	21,359,700
MB Financial Inc.	73,750	1,986,825
National Penn Bancshares Inc.	148,565	1,530,219
Old National Bancorp	141,002	1,886,607
PNC Financial Services Group Inc. (The)[b]	714,154	58,960,554
Popular Inc.[c]	138,387	4,414,545
PrivateBancorp Inc.	89,564	2,579,443
Prosperity Bancshares Inc.	80,196	4,661,793
Regions Financial Corp.	1,843,748	18,695,605
Signature Bank[a,c]	66,852	7,647,200
SunTrust Banks Inc.	712,421	27,107,619
Susquehanna Bancshares Inc.	250,479	2,549,876
SVB Financial Group[c]	66,629	7,263,894
Synovus Financial Corp.	185,873	4,377,309
TCF Financial Corp.	222,954	3,524,903
Texas Capital Bancshares Inc.[a,c]	57,645	3,000,422
Trustmark Corp.	90,029	2,073,368
UMB Financial Corp.	50,490	2,859,249
Umpqua Holdings Corp.	229,267	3,879,198
United Bankshares Inc.	83,915	2,691,993
Valley National Bancorp[a]	267,617	2,563,771
Webster Financial Corp.	120,841	3,464,511
Westamerica Bancorp[a]	35,226	1,684,507
Wintrust Financial Corp.	62,300	2,886,359

Security	Shares	Value

Zions Bancorp	247,196	$7,124,189

		360,556,151
THRIFTS & MORTGAGE FINANCE — 5.28%
Capitol Federal Financial Inc.	176,284	2,062,523
Hudson City Bancorp Inc.	636,199	6,202,940
New York Community Bancorp Inc.	591,814	9,398,006
People’s United Financial Inc.	414,667	6,020,965
Washington Federal Inc.	135,264	2,835,134

		26,519,568

TOTAL COMMON STOCKS
(Cost: $481,691,078)		501,288,463

SHORT-TERM INVESTMENTS — 0.57%

MONEY MARKET FUNDS — 0.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	2,257,437	2,257,437
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	140,806	140,806
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	482,872	482,872

		2,881,115

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,881,115)		2,881,115

TOTAL INVESTMENTS IN SECURITIES — 100.41%
(Cost: $484,572,193)		504,169,578
Other Assets, Less Liabilities — (0.41)%		(2,058,716)

NET ASSETS — 100.00%		$502,110,862

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

118

Schedule of Investments  (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.96%

COMMERCIAL SERVICES & SUPPLIES — 0.17%
Pitney Bowes Inc.	255,660	$6,918,159

		6,918,159
COMMUNICATIONS EQUIPMENT — 10.30%
ADTRAN Inc.	71,421	1,588,403
ARRIS Group Inc.[a]	150,489	5,142,209
Aruba Networks Inc.[a]	136,176	2,432,103
Brocade Communications Systems Inc.	546,715	5,035,245
Ciena Corp.[a,b]	131,127	2,560,910
Cisco Systems Inc.	6,465,323	163,120,099
F5 Networks Inc.[a,b]	95,559	10,758,988
Finisar Corp.[a,b]	123,360	2,433,893
Harris Corp.	134,668	9,193,785
InterDigital Inc.	50,945	2,246,165
JDS Uniphase Corp.[a]	296,842	3,523,515
Juniper Networks Inc.[a]	597,935	14,075,390
Motorola Solutions Inc.	285,572	18,185,225
Palo Alto Networks Inc.[a]	59,037	4,773,732
Plantronics Inc.	53,523	2,513,975
Polycom Inc.[a]	176,009	2,256,436
QUALCOMM Inc.	2,130,270	157,000,899
Riverbed Technology Inc.[a]	203,278	3,638,676
ViaSat Inc.[a,b]	54,022	3,158,666

		413,638,314
COMPUTERS & PERIPHERALS — 24.97%
3D Systems Corp.[a,b]	128,973	6,465,416
Apple Inc.	7,610,301	727,316,467
Diebold Inc.	81,827	3,083,241
Electronics For Imaging Inc.[a]	58,202	2,564,962
EMC Corp.	2,583,719	75,702,967
Hewlett-Packard Co.	2,361,724	84,100,992
Lexmark International Inc. Class A	78,510	3,770,835
NCR Corp.[a]	211,837	6,556,355
NetApp Inc.	418,105	16,239,198
SanDisk Corp.	285,623	26,194,485
Seagate Technology PLC	412,290	24,160,194
Western Digital Corp.	264,050	26,360,112

		1,002,515,224
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.03%
Corning Inc.	1,651,828	32,458,420
Ingram Micro Inc. Class Aa	195,206	5,602,412
Tech Data Corp.[a]	48,565	3,049,397

		41,110,229
HEALTH CARE TECHNOLOGY — 0.81%
Allscripts Healthcare Solutions Inc.[a]	202,918	3,230,455
athenahealth Inc.[a,b]	47,740	5,938,856
Cerner Corp.[a,b]	372,720	20,574,144

Security	Shares	Value

Medidata Solutions Inc.[a,b]	63,660	$2,854,514

		32,597,969
HOUSEHOLD DURABLES — 0.21%
Garmin Ltd.	155,103	8,536,869

		8,536,869
INTERNET SOFTWARE & SERVICES — 16.79%
Akamai Technologies Inc.[a]	224,210	13,232,874
AOL Inc.[a]	100,884	3,889,078
Equinix Inc.[a]	62,887	13,490,519
Facebook Inc. Class Aa	2,170,091	157,657,111
Google Inc. Class Aa	357,523	207,202,455
Google Inc. Class Ca,b	357,523	204,360,147
IAC/InterActiveCorp	96,414	6,479,021
j2 Global Inc.[b]	56,714	2,774,449
Pandora Media Inc.[a,b]	217,748	5,469,830
Rackspace Hosting Inc.[a]	146,951	4,451,146
Twitter Inc.[a]	96,905	4,379,137
VeriSign Inc.[a,b]	155,712	8,416,233
Yahoo! Inc.[a]	1,182,041	42,328,888

		674,130,888
IT SERVICES — 8.13%
Amdocs Ltd.	201,878	9,153,148
CACI International Inc. Class Aa,b	29,920	2,064,181
Cognizant Technology Solutions Corp. Class Aa	768,139	37,677,218
Computer Sciences Corp.	182,627	11,394,099
DST Systems Inc.	44,050	3,967,583
Gartner Inc.[a]	113,904	7,793,312
International Business Machines Corp.	1,200,849	230,166,728
Leidos Holdings Inc.	79,608	2,940,720
Science Applications International Corp.	51,605	2,155,541
Teradata Corp.[a]	198,313	8,360,876
Vantiv Inc. Class Aa	178,862	5,863,096
VeriFone Systems Inc.[a,b]	140,928	4,722,497

		326,258,999
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.96%
Advanced Micro Devices Inc.[a,b]	816,836	3,193,829
Altera Corp.	395,468	12,939,713
Analog Devices Inc.	396,585	19,682,514
Applied Materials Inc.	1,536,847	32,212,313
Atmel Corp.[a]	532,718	4,368,288
Avago Technologies Ltd.	317,729	22,044,038
Broadcom Corp. Class A	701,576	26,842,298
Cavium Inc.[a]	66,832	3,117,713
Cirrus Logic Inc.[a]	78,586	1,762,684
Cree Inc.[a,b]	153,851	7,266,383
Cypress Semiconductor Corp.	182,774	1,847,845
Fairchild Semiconductor International Inc.[a]	157,055	2,390,377
Integrated Device Technology Inc.[a]	170,593	2,449,715
Intel Corp.	6,282,783	212,923,516
International Rectifier Corp.[a]	88,714	2,203,656
KLA-Tencor Corp.	209,551	14,980,801
Lam Research Corp.	204,614	14,322,980
Linear Technology Corp.	298,558	13,176,857
Marvell Technology Group Ltd.	531,909	7,095,666
Maxim Integrated Products Inc.	356,792	10,457,574

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

July 31, 2014

Security	Shares	Value

Microchip Technology Inc.	252,779	$11,380,111
Micron Technology Inc.[a]	1,351,058	41,274,822
Microsemi Corp.[a]	120,582	2,891,556
NVIDIA Corp.	704,219	12,323,832
ON Semiconductor Corp.[a]	555,233	4,752,794
PMC-Sierra Inc.[a]	243,782	1,640,653
RF Micro Devices Inc.[a,b]	357,855	3,993,662
Semtech Corp.[a]	84,850	1,894,700
Silicon Laboratories Inc.[a]	50,370	2,051,570
Skyworks Solutions Inc.	239,261	12,144,888
SunEdison Inc.[a,b]	310,275	6,205,500
Synaptics Inc.[a]	45,424	3,280,976
Teradyne Inc.	245,463	4,472,336
Texas Instruments Inc.	1,362,144	62,999,160
Xilinx Inc.	339,264	13,953,928

		600,539,248

SOFTWARE — 22.59%
ACI Worldwide Inc.[a]	150,297	2,816,566
Adobe Systems Inc.[a,b]	584,310	40,381,664
ANSYS Inc.[a]	116,921	8,995,902
Aspen Technology Inc.[a]	116,801	5,073,835
Autodesk Inc.[a]	287,600	15,343,460
CA Inc.	401,925	11,607,594
Cadence Design Systems Inc.[a,b]	364,144	6,128,544
Citrix Systems Inc.[a]	206,806	14,006,970
CommVault Systems Inc.[a]	55,753	2,677,259
Compuware Corp.	278,597	2,535,233
Concur Technologies Inc.[a,b]	60,271	5,602,792
Fair Isaac Corp.	43,650	2,494,597
Fortinet Inc.[a]	172,739	4,240,742
Guidewire Software Inc.[a,b]	85,660	3,469,230
Informatica Corp.[a]	138,489	4,392,871
Intuit Inc.	358,325	29,371,900
Mentor Graphics Corp.	123,445	2,438,039
MICROS Systems Inc.[a]	93,965	6,354,853
Microsoft Corp.	9,487,405	409,476,400
NetSuite Inc.[a]	39,182	3,303,434
Nuance Communications Inc.[a,b]	332,048	6,036,633
Oracle Corp.	4,333,213	175,018,473
Progress Software Corp.[a]	64,196	1,488,063
PTC Inc.[a]	149,629	5,380,659
QLIK Technologies Inc.[a,b]	112,972	2,989,239
Red Hat Inc.[a]	238,957	13,888,181
Rovi Corp.[a]	119,580	2,794,585
Salesforce.com Inc.[a,b]	713,183	38,690,178
ServiceNow Inc.[a,b]	132,719	7,803,877
SolarWinds Inc.[a]	83,006	3,414,867
Solera Holdings Inc.	86,724	5,550,336
Splunk Inc.[a,b]	114,853	5,400,388
SS&C Technologies Holdings Inc.[a]	79,272	3,433,270
Symantec Corp.	873,007	20,655,346
Synopsys Inc.[a]	195,403	7,380,371
TIBCO Software Inc.[a]	192,900	3,722,970
Tyler Technologies Inc.[a]	36,883	3,346,395
Ultimate Software Group Inc. (The)[a]	35,765	4,825,056
VMware Inc. Class Aa,b	108,697	10,800,134

Security	Shares	Value

Workday Inc. Class Aa,b	41,851	$3,508,788

		906,839,694

TOTAL COMMON STOCKS		4,013,085,593
(Cost: $3,475,382,792)

SHORT-TERM INVESTMENTS — 2.28%

MONEY MARKET FUNDS — 2.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	83,978,675	83,978,675
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	5,238,093	5,238,093
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,569,238	2,569,238

		91,786,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,786,006)		91,786,006

TOTAL INVESTMENTS IN SECURITIES — 102.24%		4,104,871,599
(Cost: $3,567,168,798)
Other Assets, Less Liabilities — (2.24)%		(90,064,813)

NET ASSETS — 100.00%		$4,014,806,786

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

120

Schedule of Investments  (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.98%

COMMUNICATIONS EQUIPMENT — 2.53%
Ruckus Wireless Inc.[a,b]	1,128,307	$14,566,443

		14,566,443

DIVERSIFIED TELECOMMUNICATION SERVICES — 73.44%
8x8 Inc.[a,b]	1,739,543	14,055,507
AT&T Inc.	2,088,033	74,313,094
Atlantic Tele-Network Inc.	218,219	12,767,994
CenturyLink Inc.	1,021,814	40,095,981
Cincinnati Bell Inc.[a,b]	3,582,766	13,650,338
Consolidated Communications Holdings Inc.	657,081	14,705,473
Frontier Communications Corp.	4,479,894	29,343,306
General Communication Inc. Class Aa,b	969,471	10,702,960
Globalstar Inc.[a,b]	3,543,669	14,032,929
Iridium Communications Inc.[a,b]	1,557,670	12,741,741
Level 3 Communications Inc.[a]	632,426	27,814,095
Spok Holdings Inc.	660,917	9,893,927
tw telecom Inc.[a]	707,451	28,821,554
Verizon Communications Inc.	1,529,780	77,131,508
Vonage Holdings Corp.[a]	3,546,220	12,340,846
Windstream Holdings Inc.[b]	2,599,747	29,793,101

		422,204,354

WIRELESS TELECOMMUNICATION SERVICES — 24.01%
Leap Wireless International Inc.	692,354	1,744,732
NTELOS Holdings Corp.[b]	701,951	8,451,490
SBA Communications Corp. Class Aa,b	320,082	34,226,368
Shenandoah Telecommunications Co.	443,490	12,289,108
Sprint Corp.[a,b]	3,109,710	22,856,369
T-Mobile US Inc.[a]	849,712	27,989,513
Telephone & Data Systems Inc.	754,925	18,873,125
United States Cellular Corp.[a]	296,662	11,596,518

		138,027,223

TOTAL COMMON STOCKS
(Cost: $539,232,257)		574,798,020

SHORT-TERM INVESTMENTS — 11.09%

MONEY MARKET FUNDS — 11.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	59,643,348	59,643,348
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,720,199	3,720,199

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	355,196	$355,196

		63,718,743

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,718,743)		63,718,743

TOTAL INVESTMENTS IN SECURITIES — 111.07%
(Cost: $602,951,000)		638,516,763
Other Assets, Less Liabilities — (11.07)%		(63,618,369)

NET ASSETS — 100.00%		$574,898,394

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

121

Schedule of Investments  (Unaudited)

iSHARES® U.S. UTILITIES ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.76%

ELECTRIC UTILITIES — 52.28%
ALLETE Inc.	107,324	$5,035,642
American Electric Power Co. Inc.	1,360,784	70,747,160
Cleco Corp.	168,302	9,381,153
Duke Energy Corp.	1,971,869	142,230,911
Edison International	908,417	49,781,252
El Paso Electric Co.	112,842	4,158,228
Entergy Corp.	500,087	36,421,336
Exelon Corp.	2,394,163	74,410,586
FirstEnergy Corp.	1,170,715	36,538,015
Great Plains Energy Inc.	428,603	10,625,068
Hawaiian Electric Industries Inc.[a]	282,917	6,682,500
IDACORP Inc.	140,261	7,510,977
ITC Holdings Corp.	439,509	15,866,275
NextEra Energy Inc.	1,215,988	114,169,113
Northeast Utilities	881,025	38,676,997
Pepco Holdings Inc.	699,833	18,790,516
Pinnacle West Capital Corp.	307,660	16,456,733
PNM Resources Inc.	222,090	5,696,609
Portland General Electric Co.	218,016	6,961,251
PPL Corp.	1,761,408	58,108,850
Southern Co. (The)	2,483,645	107,516,992
UIL Holdings Corp.	157,628	5,534,319
UNS Energy Corp.	116,256	7,024,188
Westar Energy Inc.	359,377	12,951,947
Xcel Energy Inc.	1,399,508	43,104,846

		904,381,464

GAS UTILITIES — 6.49%
AGL Resources Inc.	332,554	17,173,088
Atmos Energy Corp.	279,293	13,495,438
National Fuel Gas Co.	234,192	16,138,171
New Jersey Resources Corp.	117,507	6,002,258
Northwest Natural Gas Co.	75,802	3,276,162
ONE GAS Inc.	144,925	5,217,300
Piedmont Natural Gas Co.	217,853	7,557,321
Questar Corp.	488,317	10,860,170
South Jersey Industries Inc.	92,116	4,934,654
Southwest Gas Corp.	129,632	6,420,673
UGI Corp.	320,890	15,576,001
WGL Holdings Inc.	144,680	5,639,626

		112,290,862

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.86%
AES Corp. (The)	1,840,308	26,886,900
Calpine Corp.[b]	944,290	20,812,152
Dynegy Inc.[b]	273,942	7,273,160
NRG Energy Inc.	940,240	29,109,830

		84,082,042

MULTI-UTILITIES — 34.07%
Alliant Energy Corp.	309,295	17,475,167
Ameren Corp.	676,440	26,009,118
Avista Corp.	167,727	5,204,569

Security	Shares	Value

Black Hills Corp.	124,477	$6,561,183
CenterPoint Energy Inc.	1,198,137	29,138,692
CMS Energy Corp.	751,403	21,738,089
Consolidated Edison Inc.	816,618	45,804,104
Dominion Resources Inc.	1,621,572	109,683,130
DTE Energy Co.	493,574	36,435,633
Integrys Energy Group Inc.	222,889	14,612,603
NiSource Inc.	877,852	33,077,463
NorthWestern Corp.	108,994	5,037,703
PG&E Corp.	1,295,824	57,884,458
Public Service Enterprise Group Inc.	1,410,539	49,608,657
SCANA Corp.	394,773	20,086,050
Sempra Energy	635,640	63,379,664
TECO Energy Inc.	649,960	11,348,301
Vectren Corp.	229,880	8,756,129
Wisconsin Energy Corp.	628,815	27,403,758

		589,244,471

WATER UTILITIES — 2.06%
American Water Works Co. Inc.	499,078	23,840,956
Aqua America Inc.	493,656	11,739,140

		35,580,096

TOTAL COMMON STOCKS (Cost: $1,813,768,564)		1,725,578,935

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	5,662,019	5,662,019
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	353,163	353,163
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,212,090	2,212,090

		8,227,272

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,227,272)		8,227,272

TOTAL INVESTMENTS IN SECURITIES — 100.24% (Cost: $1,821,995,836)		1,733,806,207
Other Assets, Less Liabilities — (0.24)%		(4,116,700)

NET ASSETS — 100.00%		$1,729,689,507

[a]   All or a portion of this security represents a security on loan. See Note 1.

[b]   Non-income earning security.

[c]   Affiliated issuer. See Note 2.

[d]   The rate quoted is the annualized seven-day yield of the fund at period end.

[e]   All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

122

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Asia Developed Real Estate	Retail Real Estate Capped
Cohen & Steers REIT	Select Dividend
Core Dividend Growth[a]	Transportation Average
Core High Dividend[b]	U.S. Aerospace & Defense
Dow Jones U.S.	U.S. Basic Materials
Europe Developed Real Estate	U.S. Broker-Dealers
Global REIT[c]	U.S. Consumer Goods
Industrial/Office Real Estate Capped	U.S. Consumer Services
International Developed Real Estate	U.S. Energy
International Select Dividend	U.S. Financial Services
Morningstar Large-Cap	U.S. Financials
Morningstar Large-Cap Growth	U.S. Healthcare
Morningstar Large-Cap Value	U.S. Healthcare Providers
Morningstar Mid-Cap	U.S. Home Construction
Morningstar Mid- Cap Growth	U.S. Industrials
Morningstar Mid-Cap Value	U.S. Insurance
Morningstar Small-Cap	U.S. Medical Devices
Morningstar Small-Cap Growth	U.S. Oil & Gas Exploration & Production
Morningstar Small-Cap Value	U.S. Oil Equipment & Services
Mortgage Real Estate Capped	U.S. Pharmaceuticals
MSCI KLD 400 Social	U.S. Real Estate
MSCI USA ESG Select	U.S. Regional Banks
North America Real Estate	U.S. Technology
Real Estate 50	U.S. Telecommunications
Residential Real Estate Capped	U.S. Utilities

[a]	The Fund commenced operations on June 10, 2014.
[b]	Formerly the iShares High Dividend ETF.
[c]	The Fund commenced operations on July 8, 2014.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between

123

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

124

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Asia Developed Real Estate
Assets:
Common Stocks	$23,413,701	$—	$7	$23,413,708
Money Market Funds	70,706	—	—	70,706

	$23,484,407	$—	$7	$23,484,414

Cohen & Steers REIT
Assets:
Common Stocks	$3,001,523,316	$—	$—	$3,001,523,316
Money Market Funds	260,343,621	—	—	260,343,621

	$3,261,866,937	$—	$—	$3,261,866,937

Core Dividend Growth
Assets:
Common Stocks	$49,895,232	$—	$—	$49,895,232
Money Market Funds	54,593	—	—	54,593

	$49,949,825	$—	$—	$49,949,825

Core High Dividend
Assets:
Common Stocks	$4,119,720,963	$—	$—	$4,119,720,963
Money Market Funds	12,992,729	—	—	12,992,729

	$4,132,713,692	$—	$—	$4,132,713,692

Liabilities:
Futures Contracts[a]	$159,881	$—	$—	$159,881

Dow Jones U.S.
Assets:
Common Stocks	$914,119,816	$—	$—	$914,119,816
Money Market Funds	23,414,172	—	—	23,414,172

	$937,533,988	$—	$—	$937,533,988

Europe Developed Real Estate
Assets:
Common Stocks	$51,151,955	$—	$—	$51,151,955
Investment Companies	857,474	—	—	857,474
Money Market Funds	2,921	—	—	2,921

	$52,012,350	$—	$—	$52,012,350

125

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Global REIT
Assets:
Common Stocks	$3,738,077	$—	$—	$3,738,077
Money Market Funds	1,288	—	—	1,288

	$3,739,365	$—	$—	$3,739,365

Industrial/Office Real Estate Capped
Assets:
Common Stocks	$19,915,112	$—	$—	$19,915,112
Money Market Funds	476,086	—	—	476,086

	$20,391,198	$—	$—	$20,391,198

International Developed Real Estate
Assets:
Common Stocks	$824,726,676	$—	$88	$824,726,764
Investment Companies	3,935,835	—	—	3,935,835
Money Market Funds	2,241,688	—	—	2,241,688

	$830,904,199	$—	$88	$830,904,287

International Select Dividend
Assets:
Common Stocks	$4,469,717,369	$—	$—	$4,469,717,369
Money Market Funds	47,794,942	—	—	47,794,942

	$4,517,512,311	$—	$—	$4,517,512,311

Morningstar Large-Cap
Assets:
Common Stocks	$479,170,544	$—	$—	$479,170,544
Money Market Funds	1,156,735	—	—	1,156,735

	$480,327,279	$—	$—	$480,327,279

Morningstar Large-Cap Growth
Assets:
Common Stocks	$532,955,400	$—	$—	$532,955,400
Money Market Funds	8,746,543	—	—	8,746,543

	$541,701,943	$—	$—	$541,701,943

126

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Morningstar Large-Cap Value
Assets:
Common Stocks	$302,289,832	$—	$—	$302,289,832
Money Market Funds	757,803	—	—	757,803

	$303,047,635	$—	$—	$303,047,635

Morningstar Mid-Cap
Assets:
Common Stocks	$281,302,465	$—	$—	$281,302,465
Money Market Funds	17,224,537	—	—	17,224,537

	$298,527,002	$—	$—	$298,527,002

Morningstar Mid-Cap Growth
Assets:
Common Stocks	$195,954,141	$—	$—	$195,954,141
Money Market Funds	15,585,977	—	—	15,585,977

	$211,540,118	$—	$—	$211,540,118

Morningstar Mid-Cap Value
Assets:
Common Stocks	$221,943,681	$—	$—	$221,943,681
Money Market Funds	3,716,796	—	—	3,716,796

	$225,660,477	$—	$—	$225,660,477

Morningstar Small-Cap
Assets:
Common Stocks	$208,472,084	$—	$—	$208,472,084
Money Market Funds	23,935,254	—	—	23,935,254

	$232,407,338	$—	$—	$232,407,338

Morningstar Small-Cap Growth
Assets:
Common Stocks	$125,881,944	$—	$—	$125,881,944
Money Market Funds	30,671,655	—	—	30,671,655

	$156,553,599	$—	$—	$156,553,599

Morningstar Small-Cap Value
Assets:
Common Stocks	$377,709,254	$105,134	$—	$377,814,388
Money Market Funds	30,676,160	—	—	30,676,160

	$408,385,414	$105,134	$—	$408,490,548

Mortgage Real Estate Capped
Assets:
Common Stocks	$1,286,658,375	$—	$—	$1,286,658,375
Money Market Funds	81,909,646	—	—	81,909,646

	$1,368,568,021	$—	$—	$1,368,568,021

MSCI KLD 400 Social
Assets:
Common Stocks	$364,452,191	$—	$—	$364,452,191
Money Market Funds	4,088,833	—	—	4,088,833

	$368,541,024	$—	$—	$368,541,024

MSCI USA ESG Select
Assets:
Common Stocks	$268,969,824	$—	$—	$268,969,824
Money Market Funds	3,401,280	—	—	3,401,280

	$272,371,104	$—	$—	$272,371,104

North America Real Estate
Assets:
Common Stocks	$29,339,727	$—	$—	$29,339,727
Money Market Funds	1,901,844	—	—	1,901,844

	$31,241,571	$—	$—	$31,241,571

127

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Real Estate 50
Assets:
Common Stocks	$80,761,078	$—	$—	$80,761,078
Money Market Funds	2,861,353	—	—	2,861,353

	$83,622,431	$—	$—	$83,622,431

Residential Real Estate Capped
Assets:
Common Stocks	$246,705,505	$—	$—	$246,705,505
Money Market Funds	11,395,299	—	—	11,395,299

	$258,100,804	$—	$—	$258,100,804

Retail Real Estate Capped
Assets:
Common Stocks	$11,823,825	$—	$—	$11,823,825
Money Market Funds	997,317	—	—	997,317

	$12,821,142	$—	$—	$12,821,142

Select Dividend
Assets:
Common Stocks	$13,668,374,539	$—	$—	$13,668,374,539
Money Market Funds	44,153,078	—	—	44,153,078

	$13,712,527,617	$—	$—	$13,712,527,617

Liabilities:
Futures Contracts[a]	$57,789	$—	$—	$57,789

Transportation Average
Assets:
Common Stocks	$1,195,128,494	$—	$—	$1,195,128,494
Money Market Funds	15,293,026	—	—	15,293,026

	$1,210,421,520	$—	$—	$1,210,421,520

U.S. Aerospace & Defense
Assets:
Common Stocks	$317,579,582	$—	$—	$317,579,582
Money Market Funds	15,795,065	—	—	15,795,065

	$333,374,647	$—	$—	$333,374,647

U.S. Basic Materials
Assets:
Common Stocks	$875,202,838	$—	$—	$875,202,838
Money Market Funds	7,535,006	—	—	7,535,006

	$882,737,844	$—	$—	$882,737,844

U.S. Broker-Dealers
Assets:
Common Stocks	$191,653,863	$—	$—	$191,653,863
Money Market Funds	1,478,604	—	—	1,478,604

	$193,132,467	$—	$—	$193,132,467

U.S. Consumer Goods
Assets:
Common Stocks	$452,836,482	$—	$—	$452,836,482
Money Market Funds	11,571,887	—	—	11,571,887

	$464,408,369	$—	$—	$464,408,369

U.S. Consumer Services
Assets:
Common Stocks	$439,473,100	$—	$—	$439,473,100
Money Market Funds	6,352,025	—	—	6,352,025

	$445,825,125	$—	$—	$445,825,125

128

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

U.S. Energy
Assets:
Common Stocks	$2,311,662,969	$—		$—	$2,311,662,969
Money Market Funds	12,433,314	—		—	12,433,314

	$2,324,096,283	$—		$—	$2,324,096,283

U.S. Financial Services
Assets:
Common Stocks	$553,254,396	$—		$—	$553,254,396
Money Market Funds	2,369,520	—		—	2,369,520

	$555,623,916	$—		$—	$555,623,916

U.S. Financials
Assets:
Common Stocks	$1,397,040,522	$—		$—	$1,397,040,522
Money Market Funds	19,548,888	—		—	19,548,888

	$1,416,589,410	$—		$—	$1,416,589,410

U.S. Healthcare
Assets:
Common Stocks	$2,681,425,218	$—		$—	$2,681,425,218
Money Market Funds	112,940,158	—		—	112,940,158

	$2,794,365,376	$—		$—	$2,794,365,376

U.S. Healthcare Providers
Assets:
Common Stocks	$523,318,711	$—		$—	$523,318,711
Money Market Funds	25,705,968	—		—	25,705,968

	$549,024,679	$—		$—	$549,024,679

U.S. Home Construction
Assets:
Common Stocks	$1,421,345,121	$—		$—	$1,421,345,121
Money Market Funds	160,057,577	—		—	160,057,577

	$1,581,402,698	$—		$—	$1,581,402,698

U.S. Industrials
Assets:
Common Stocks	$958,235,463	$—		$—	$958,235,463
Money Market Funds	15,452,083	—		—	15,452,083

	$973,687,546	$—		$—	$973,687,546

U.S. Insurance
Assets:
Common Stocks	$128,043,495	$—		$—	$128,043,495
Money Market Funds	1,263,422	—		—	1,263,422

	$129,306,917	$—		$—	$129,306,917

U.S. Medical Devices
Assets:
Common Stocks	$687,636,846	$—		$—	$687,636,846
Money Market Funds	33,978,576	—		—	33,978,576

	$721,615,422	$—		$—	$721,615,422

U.S. Oil & Gas Exploration & Production
Assets:
Common Stocks	$561,031,994	$—		$—	$561,031,994
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	19,672,285	—		—	19,672,285

	$580,704,279	$0	[b]	$—	$580,704,279

129

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

U.S. Oil Equipment & Services
Assets:
Common Stocks	$610,449,239	$—	$—	$610,449,239
Money Market Funds	32,842,317	—	—	32,842,317

	$643,291,556	$—	$—	$643,291,556

U.S. Pharmaceuticals
Assets:
Common Stocks	$682,563,295	$—	$—	$682,563,295
Money Market Funds	114,465,445	—	—	114,465,445

	$797,028,740	$—	$—	$797,028,740

U.S. Real Estate
Assets:
Common Stocks	$5,213,451,166	$—	$—	$5,213,451,166
Money Market Funds	391,956,709	—	—	391,956,709

	$5,605,407,875	$—	$—	$5,605,407,875

U.S. Regional Banks
Assets:
Common Stocks	$501,288,463	$—	$—	$501,288,463
Money Market Funds	2,881,115	—	—	2,881,115

	$504,169,578	$—	$—	$504,169,578

U.S. Technology
Assets:
Common Stocks	$4,013,085,593	$—	$—	$4,013,085,593
Money Market Funds	91,786,006	—	—	91,786,006

	$4,104,871,599	$—	$—	$4,104,871,599

U.S. Telecommunications
Assets:
Common Stocks	$573,053,288	$1,744,732	$—	$574,798,020
Money Market Funds	63,718,743	—	—	63,718,743

	$636,772,031	$1,744,732	$—	$638,516,763

U.S. Utilities
Assets:
Common Stocks	$1,725,578,935	$—	$—	$1,725,578,935
Money Market Funds	8,227,272	—	—	8,227,272

	$1,733,806,207	$—	$—	$1,733,806,207

[a]	Shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

130

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia Developed Real Estate	$22,993,630	$2,085,497	$(1,594,713)	$490,784
Cohen & Steers REIT	3,072,366,462	383,542,723	(194,042,248)	189,500,475
Core Dividend Growth	52,165,386	503,641	(2,719,202)	(2,215,561)
Core High Dividend	3,947,030,997	283,703,414	(98,020,719)	185,682,695
Dow Jones U.S.	694,566,294	288,634,401	(45,666,707)	242,967,694
Europe Developed Real Estate	47,554,508	5,676,902	(1,219,060)	4,457,842
Global REIT	3,752,917	29,096	(42,648)	(13,552)
Industrial/Office Real Estate Capped	17,408,524	3,406,808	(424,134)	2,982,674
International Developed Real Estate	785,335,013	87,389,297	(41,820,023)	45,569,274
International Select Dividend	4,183,869,220	468,986,021	(135,342,930)	333,643,091
Morningstar Large-Cap	380,803,791	105,881,597	(6,358,109)	99,523,488
Morningstar Large-Cap Growth	376,951,992	169,887,902	(5,137,951)	164,749,951
Morningstar Large-Cap Value	268,929,061	38,704,502	(4,585,928)	34,118,574
Morningstar Mid-Cap	261,880,119	42,798,954	(6,152,071)	36,646,883
Morningstar Mid-Cap Growth	175,642,371	42,184,370	(6,286,623)	35,897,747
Morningstar Mid-Cap Value	197,968,791	32,790,845	(5,099,159)	27,691,686
Morningstar Small-Cap	213,250,330	28,072,850	(8,915,842)	19,157,008
Morningstar Small-Cap Growth	146,596,510	18,299,683	(8,342,594)	9,957,089
Morningstar Small-Cap Value	373,648,797	50,649,577	(15,807,826)	34,841,751
Mortgage Real Estate Capped	1,515,125,198	57,085,205	(203,642,382)	(146,557,177)
MSCI KLD 400 Social	294,543,004	79,454,440	(5,456,420)	73,998,020
MSCI USA ESG Select	209,768,565	64,941,919	(2,339,380)	62,602,539
North America Real Estate	28,895,291	2,962,241	(615,961)	2,346,280
Real Estate 50	75,458,900	11,141,098	(2,977,567)	8,163,531
Residential Real Estate Capped	241,528,632	23,012,936	(6,440,764)	16,572,172
Retail Real Estate Capped	11,935,370	983,261	(97,489)	885,772
Select Dividend	11,108,998,600	2,884,718,354	(281,189,337)	2,603,529,017
Transportation Average	1,165,003,165	58,675,111	(13,256,756)	45,418,355
U.S. Aerospace & Defense	346,236,594	8,208,124	(21,070,071)	(12,861,947)
U.S. Basic Materials	945,062,867	42,266,291	(104,591,314)	(62,325,023)
U.S. Broker-Dealers	188,956,234	11,314,703	(7,138,470)	4,176,233
U.S. Consumer Goods	410,396,052	65,890,264	(11,877,947)	54,012,317
U.S. Consumer Services	383,934,453	76,606,290	(14,715,618)	61,890,672
U.S. Energy	2,229,447,046	152,844,386	(58,195,149)	94,649,237
U.S. Financial Services	523,453,637	62,797,482	(30,627,203)	32,170,279
U.S. Financials	1,386,150,941	102,997,778	(72,559,309)	30,438,469
U.S. Healthcare	2,611,637,272	230,031,208	(47,303,104)	182,728,104
U.S. Healthcare Providers	456,920,449	98,916,056	(6,811,826)	92,104,230
U.S. Home Construction	1,779,433,206	13,560,041	(211,590,549)	(198,030,508)
U.S. Industrials	1,064,341,457	1,333,894	(91,987,805)	(90,653,911)
U.S. Insurance	111,300,554	19,593,623	(1,587,260)	18,006,363
U.S. Medical Devices	657,550,094	75,074,184	(11,008,856)	64,065,328
U.S. Oil & Gas Exploration & Production	544,656,616	64,000,341	(27,952,678)	36,047,663
U.S. Oil Equipment & Services	583,986,186	92,835,801	(33,530,431)	59,305,370
U.S. Pharmaceuticals	697,637,250	123,743,862	(24,352,372)	99,391,490
U.S. Real Estate	5,812,990,058	60,648,185	(268,230,368)	(207,582,183)
U.S. Regional Banks	491,454,890	25,759,528	(13,044,840)	12,714,688
U.S. Technology	3,619,178,490	571,208,077	(85,514,968)	485,693,109
U.S. Telecommunications	617,390,262	47,909,604	(26,783,103)	21,126,501
U.S. Utilities	1,825,618,615	4,985,482	(96,797,890)	(91,812,408)

131

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of July 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

132

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended July 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Dividend Growth
BlackRock Inc.	—	1,278	—	1,278	$389,445	$—	$—

Dow Jones U.S.
BlackRock Inc.	5,631	259	(228)	5,662	$1,725,381	$10,810	$25,738
PNC Financial Services Group Inc. (The)	23,934	1,078	(772)	24,240	2,001,254	11,883	24,033

					$3,726,635	$22,693	$49,771

International Select Dividend
Bradken Ltd.[a]	7,713,420	1,817,694	(119,460)	9,411,654	$39,550,059	$—	$(506,382)
Net One System Co. Ltd.	4,901,000	1,123,200	—	6,024,200	40,010,975	—	—

					$79,561,034	$—	$(506,382)

Morningstar Large-Cap Growth
BlackRock Inc.	12,717	755	(649)	12,823	$3,907,553	$24,360	$40,404

Morningstar Large-Cap Value
PNC Financial Services Group Inc. (The)	32,551	592	(1,454)	31,689	$2,616,244	$15,393	$12,604

Morningstar Small-Cap Value
PennyMac Mortgage Investment Trust	53,341	—	—	53,341	$1,142,031	$31,471	$—

Mortgage Real Estate Capped
PennyMac Mortgage Investment Trust	1,226,313	—	—	1,226,313	$26,255,361	$723,525	$—

MSCI KLD 400 Social
Blackrock Inc.	7,144	523	(789)	6,878	$2,095,933	$13,126	$28,379
PNC Financial Services Group Inc. (The)	28,386	2,081	(3,058)	27,409	2,262,887	13,128	37,907

					$4,358,820	$26,254	$66,286

MSCI USA ESG Select
BlackRock Inc.	807	3,549	(20)	4,336	$1,321,309	$8,125	$51

Select Dividend
Avista Corp.	3,486,948	107,973	(48,102)	3,546,819	$110,057,794	$1,119,006	$110,521
Bank of Hawaii Corp.	2,509,164	73,214	(29,886)	2,552,492	145,951,493	1,143,760	101,286
Black Hills Corp.	2,339,549	74,424	(23,584)	2,390,389	125,997,404	920,725	260,793
IDACORP Inc.	2,601,071	85,486	(25,540)	2,661,017	142,497,460	1,120,619	44,512
Integrys Energy Group Inc.[a]	3,936,552	124,939	(40,415)	4,021,076	263,621,743	2,711,532	348,344
Mercury General Corp.	3,763,869	4,497	—	3,768,366	185,478,974	2,314,779	—

133

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Meredith Corp.	2,524,351	83,717	(23,893)	2,584,175	$118,665,316	$1,105,930	$63,047
New Jersey Resources Corp.	2,964,995	86,441	(40,140)	3,011,296	153,817,000	1,263,141	193,884
Universal Corp.	3,026,528	—	—	3,026,528	157,167,599	1,543,529	—
UNS Energy Corp.	2,890,921	105,543	(29,095)	2,967,369	179,288,435	1,406,800	275,798

					$1,582,543,218	$14,649,821	$1,398,185

U.S. Financial Services
BlackRock Inc.	37,044	547	(3,962)	33,629	$10,247,765	$67,650	$366,677
PNC Financial Services Group Inc. (The)	157,487	2,494	(16,415)	143,566	11,852,809	68,912	326,329

					$22,100,574	$136,562	$693,006

U.S. Financials
BlackRock Inc.	55,133	4,755	(11,411)	48,477	$14,772,396	$102,296	$1,149,493
PNC Financial Services Group Inc. (The)	234,333	21,061	(48,481)	206,913	17,082,737	96,525	862,254

					$31,855,133	$198,821	$2,011,747

U.S. Regional Banks
PNC Financial Services Group Inc. (The)	657,385	162,006	(105,237)	714,154	$58,960,554	$325,824	$1,797,886

U.S. Telecommunications
NII Holding Inc.[b]	13,100,463	642,180	(13,742,643)	—	$—	$—	$(21,262,863)
NTELOS Holdings Corp.[b]	1,134,779	70,992	(503,820)	701,951	8,451,490	447,407	(1,987,580)

					$8,451,490	$447,407	$(23,250,443)

[a]	Not an affiliate at the beginning of the period.
[b]	As of July 31, 2014, the Fund held less than 5% of the outstanding voting shares of the issuer.

3.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

134

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this
Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 24, 2014

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: September 24, 2014